Schedule of Investments PIMCO Dividend and Income Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.0% ¤
ASSET-BACKED SECURITIES 3.7%
CAYMAN ISLANDS 0.5%
Evans Grove CLO Ltd. 3.064% due 05/28/2028 •	$800	$793
TruPS Financials Note Securitization Ltd. 3.726% due 09/20/2039 •	483	478
Total Cayman Islands		1,271
UNITED STATES 3.2%
Conseco Finance Corp. 6.280% due 09/01/2030	312	332
Credit Suisse First Boston Mortgage Securities Corp. 2.638% due 01/25/2032 •	1,126	1,115
EMC Mortgage Loan Trust 3.318% due 02/25/2041 •	35	35
Legacy Mortgage Asset Trust 3.890% due 01/28/2070 •	1,104	1,124
LP Credit Card ABS Master Trust 3.822% due 08/20/2024 •	337	335
Morgan Stanley Home Equity Loan Trust 2.245% due 12/25/2036 •	1,765	1,022
Navient Student Loan Trust 3.068% due 12/27/2066 •	522	525
Residential Asset Securities Corp. Trust 2.903% due 01/25/2034 •	1,191	1,193
SoFi Consumer Loan Program Trust 3.200% due 08/25/2027	230	231
Structured Asset Investment Loan Trust 2.168% due 09/25/2036 •	1,835	1,789
Total United States		7,701
Total Asset-Backed Securities (Cost $8,452)		8,972
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
CANADA 0.0%
Bausch Health Cos., Inc. 5.039% (LIBOR03M + 3.000%) due 06/02/2025 ~	4	4
Total Canada		4
LUXEMBOURG 0.0%
Intelsat Jackson Holdings S.A.
5.804% (LIBOR03M + 3.750%) due 11/27/2023 ~	14	14
6.625% due 01/02/2024	13	13
Total Luxembourg		27
UNITED ARAB EMIRATES 0.1%
Dubai World (2.500% Cash and 1.750% PIK) 4.250% (LIBOR03M + 2.000%) due 09/30/2022 ~(c)	99	93
Total United Arab Emirates		93
UNITED STATES 0.6%
Advanced Drainage Systems, Inc. TBD% due 09/19/2026	4	4
Avolon TLB Borrower (U.S.) LLC 3.794% (LIBOR03M + 1.750%) due 01/15/2025 ~	24	25
Beacon Roofing Supply, Inc. 4.294% (LIBOR03M + 2.250%) due 01/02/2025 ~	10	10
BWAY Holding Co. 5.590% (LIBOR03M + 3.250%) due 04/03/2024 ~	10	10
Caesars Resort Collection LLC 4.794% (LIBOR03M + 2.750%) due 12/22/2024 ~	98	98
Core & Main LP 4.850% (LIBOR03M + 2.750%) due 08/01/2024 ~	10	10
Diamond Resorts Corp. 5.796% (LIBOR03M + 3.750%) due 09/02/2023 ~	97	95

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Emerald TopCo, Inc. 5.544% (LIBOR03M + 3.500%) due 07/24/2026 ~	3	3
Envision Healthcare Corp. 5.794% (LIBOR03M + 3.750%) due 10/10/2025 ~	99	81
Financial & Risk U.S. Holdings, Inc. 5.794% (LIBOR03M + 3.750%) due 10/01/2025 ~	115	116
Frontier Communications Corp. 5.800% (LIBOR03M + 3.750%) due 06/15/2024 ~	26	26
Hilton Worldwide Finance LLC 3.768% (LIBOR03M + 1.750%) due 06/22/2026 ~	230	232
iHeartCommunications, Inc. 6.100% (LIBOR03M + 4.000%) due 05/01/2026 ~	245	246
McDermott Technology Americas, Inc. 7.104% (LIBOR03M + 5.000%) due 05/09/2025 ~	16	10
MH Sub LLC 5.794% (LIBOR03M + 3.750%) due 09/13/2024 ~	20	20
Nascar Holdings, Inc. TBD% due 07/27/2026	3	3
Neiman Marcus Group Ltd. LLC 8.557% (LIBOR03M + 6.500%) due 10/25/2023 ~	121	92
Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(d)	262	257
PetSmart, Inc. 6.040% (LIBOR03M + 4.000%) due 03/11/2022 ~	17	16
Post Holdings, Inc. 4.040% (LIBOR03M + 2.000%) due 05/24/2024 ~	6	6
Sprint Communications, Inc. 4.563% (LIBOR03M + 2.500%) due 02/02/2024 ~	98	97
Syniverse Holdings, Inc. 7.028% (LIBOR03M + 5.000%) due 03/09/2023 ~	13	12
TEX Operations Co. LLC 4.044% (LIBOR03M + 2.000%) due 08/04/2023 ~	16	16
U.S. Renal Care, Inc. 7.063% (LIBOR03M + 5.000%) due 06/26/2026 ~	13	12
West Corp. 6.044% (LIBOR03M + 4.000%) due 10/10/2024 ~	9	8
Westmoreland Mining Holdings LLC 10.389% (LIBOR03M + 8.250%) due 03/15/2022 «~	1	1
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (c)	3	2
Whatabrands LLC 5.516% (LIBOR03M + 3.250%) due 08/02/2026 ~	2	2
Total United States		1,510
Total Loan Participations and Assignments (Cost $1,663)		1,634
	SHARES
COMMON STOCKS 73.7%
AUSTRALIA 2.6%
COMMUNICATION SERVICES 0.3%
Telstra Corp. Ltd.	293,357	696
CONSUMER DISCRETIONARY 0.1%
Crown Resorts Ltd.	18,956	154
Wesfarmers Ltd.	3,567	96
		250
CONSUMER STAPLES 0.3%
Coca-Cola Amatil Ltd.	14,388	104
Woolworths Group Ltd.	24,673	621
		725
ENERGY 0.1%
Woodside Petroleum Ltd.	12,908	282
FINANCIALS 1.5%
AMP Ltd.	185,922	229
Australia & New Zealand Banking Group Ltd.	59,967	1,152
National Australia Bank Ltd.	43,155	865
Suncorp Group Ltd.	45,693	421
Westpac Banking Corp.	47,252	944
		3,611
HEALTH CARE 0.1%
Healius Ltd.	39,235	85

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

MATERIALS 0.2%
BHP Group Ltd.	7,770	192
Fortescue Metals Group Ltd.	54,681	325
Incitec Pivot Ltd.	15,670	36
		553
Total Australia		6,202
AUSTRIA 0.1%
ENERGY 0.0%
OMV AG	674	36
FINANCIALS 0.0%
Raiffeisen Bank International AG	2,035	47
MATERIALS 0.1%
voestalpine AG	5,938	137
Total Austria		220
BELGIUM 0.3%
COMMUNICATION SERVICES 0.1%
Proximus SADP	7,120	211
FINANCIALS 0.2%
Ageas	6,866	381
INDUSTRIALS 0.0%
bpost S.A.	11,285	118
Total Belgium		710
BERMUDA 0.0%
FINANCIALS 0.0%
Assured Guaranty Ltd.	1,765	78
Axis Capital Holdings Ltd.	413	28
		106
Total Bermuda		106
BRAZIL 0.0%
ENERGY 0.0%
Dommo Energia S.A. «(e)(k)	29,578	31
Dommo Energia S.A. SP - ADR «(e)	63	1
		32
UTILITIES 0.0%
Eneva S.A. (e)(k)	239	2
Eneva S.A. (k)	660	5
		7
Total Brazil		39
CANADA 1.4%
COMMUNICATION SERVICES 0.1%
Corus Entertainment, Inc. 'B'	5,248	21
Shaw Communications, Inc. 'B'	5,417	106
		127
CONSUMER DISCRETIONARY 0.0%
Magna International, Inc.	1,919	102
ENERGY 0.3%
ARC Resources Ltd.	4,954	24
Crescent Point Energy Corp.	126,840	542
Husky Energy, Inc.	10,556	74

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Peyto Exploration & Development Corp.	16,225	41
		681
FINANCIALS 0.7%
Bank of Montreal	5,067	373
Canadian Imperial Bank of Commerce	6,737	556
Home Capital Group, Inc.	1,126	22
National Bank of Canada	5,443	271
Power Corp. of Canada	13,876	320
Power Financial Corp.	4,575	106
		1,648
INDUSTRIALS 0.1%
WestJet Airlines Ltd.	13,308	307
UTILITIES 0.2%
Atco Ltd. 'I'	6,578	241
TransAlta Corp.	30,282	197
		438
Total Canada		3,303
DENMARK 0.0%
ENERGY 0.0%
Maersk Drilling A/S (e)	162	9
INDUSTRIALS 0.0%
AP Moller - Maersk A/S 'B'	96	109
Total Denmark		118
FINLAND 0.2%
FINANCIALS 0.1%
Nordea Bank Abp	44,602	316
MATERIALS 0.0%
Stora Enso Oyj 'R'	5,951	72
UTILITIES 0.1%
Fortum Oyj	3,773	89
Total Finland		477
FRANCE 5.5%
COMMUNICATION SERVICES 0.7%
Eutelsat Communications S.A.	2,801	52
Lagardere S.C.A.	13,885	307
Orange S.A.	72,902	1,141
Vivendi S.A.	9,482	260
		1,760
CONSUMER DISCRETIONARY 0.2%
Cie Generale des Etablissements Michelin S.C.A.	3,144	350
Renault S.A.	2,588	149
		499
CONSUMER STAPLES 0.5%
Carrefour S.A.	45,559	797
Casino Guichard Perrachon S.A.	11,572	552
		1,349
ENERGY 0.4%
Total S.A.	17,238	898
FINANCIALS 1.8%
AXA S.A.	44,778	1,143
BNP Paribas S.A.	30,721	1,494
Natixis S.A.	4,941	20
SCOR SE	2,826	117

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Societe Generale S.A.	55,783	1,528
		4,302
HEALTH CARE 1.0%
Sanofi	25,469	2,359
INDUSTRIALS 0.5%
Alstom S.A.	1,382	57
Bouygues S.A.	11,209	449
Cie de Saint-Gobain	10,776	422
Rexel S.A.	18,756	201
		1,129
UTILITIES 0.4%
Electricite de France S.A.	49,396	553
Engie S.A.	22,309	364
		917
Total France		13,213
GERMANY 3.2%
COMMUNICATION SERVICES 0.1%
ProSiebenSat.1 Media SE	6,962	96
CONSUMER DISCRETIONARY 1.1%
Bayerische Motoren Werke AG	13,000	915
Ceconomy AG	13,993	76
Daimler AG	31,274	1,555
Hugo Boss AG	500	27
		2,573
CONSUMER STAPLES 0.1%
Metro AG	12,154	192
Suedzucker AG	4,440	68
		260
FINANCIALS 0.5%
Deutsche Pfandbriefbank AG	8,770	107
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,877	1,002
Talanx AG	3,614	156
		1,265
HEALTH CARE 0.4%
Bayer AG	13,732	967
INDUSTRIALS 0.3%
Deutsche Lufthansa AG	38,912	618
Deutsche Post AG	5,007	167
		785
MATERIALS 0.6%
BASF SE	17,581	1,229
Evonik Industries AG	5,379	133
K+S AG	9,106	126
		1,488
UTILITIES 0.1%
E.ON SE	14,023	136
Total Germany		7,570
HONG KONG 0.6%
CONSUMER DISCRETIONARY 0.2%
Li & Fung Ltd.	516,000	59
SJM Holdings Ltd.	252,000	239
Skyworth Group Ltd.	486,000	125
Yue Yuen Industrial Holdings Ltd.	26,000	71
		494
INDUSTRIALS 0.0%
Seaspan Corp.	2,678	28

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

INFORMATION TECHNOLOGY 0.0%
Kingboard Holdings Ltd.	27,000	72
REAL ESTATE 0.4%
Kerry Properties Ltd.	34,500	106
Shimao Property Holdings Ltd.	62,000	181
Swire Pacific Ltd. 'A'	39,000	363
Wharf Holdings Ltd.	60,000	131
Wheelock & Co. Ltd.	18,000	103
		884
Total Hong Kong		1,478
ISRAEL 0.2%
COMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	172,980	115
MATERIALS 0.1%
Israel Chemicals Ltd.	40,183	201
Israel Corp. Ltd. (e)	256	58
		259
Total Israel		374
ITALY 1.7%
ENERGY 0.5%
Eni SpA	84,902	1,298
FINANCIALS 0.5%
Assicurazioni Generali SpA	24,606	477
Poste Italiane SpA	55,185	627
Unipol Gruppo Finanziario SpA	24,873	133
		1,237
UTILITIES 0.7%
Enel SpA	208,629	1,558
Total Italy		4,093
JAPAN 12.0%
COMMUNICATION SERVICES 0.7%
Fuji Media Holdings, Inc.	3,400	44
Gree, Inc.	8,400	38
GungHo Online Entertainment, Inc.	700	16
Nippon Telegraph & Telephone Corp.	27,900	1,335
NTT DOCOMO, Inc.	5,000	128
		1,561
CONSUMER DISCRETIONARY 2.7%
Aisin Seiki Co. Ltd.	8,700	275
Aoyama Trading Co. Ltd.	5,100	89
Bridgestone Corp.	11,400	443
DCM Holdings Co. Ltd.	7,000	69
EDION Corp.	3,600	35
Geo Holdings Corp.	2,200	26
Honda Motor Co. Ltd.	42,500	1,113
Isuzu Motors Ltd.	3,700	41
Mazda Motor Corp.	45,600	409
Nissan Motor Co. Ltd.	138,000	861
NOK Corp.	6,300	94
Sega Sammy Holdings, Inc.	3,500	49
Sekisui House Ltd.	8,200	162
Skylark Co. Ltd.	7,300	133
Subaru Corp.	14,100	399
Sumitomo Electric Industries Ltd.	16,000	204
Sumitomo Rubber Industries Ltd.	6,800	81
Toyota Motor Corp.	27,900	1,874
Yokohama Rubber Co. Ltd.	4,000	80
		6,437
CONSUMER STAPLES 0.4%
Japan Tobacco, Inc.	13,800	302
Kirin Holdings Co. Ltd.	12,100	258

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Seven & i Holdings Co. Ltd.	12,700	487
		1,047
ENERGY 0.1%
Inpex Corp.	12,600	116
FINANCIALS 2.6%
Chiba Bank Ltd.	10,000	52
Concordia Financial Group Ltd.	28,600	110
Daiwa Securities Group, Inc.	41,100	184
Gunma Bank Ltd.	10,400	34
Hachijuni Bank Ltd.	8,500	35
Japan Post Holdings Co. Ltd.	43,600	402
Mitsubishi UFJ Financial Group, Inc.	294,000	1,497
Mizuho Financial Group, Inc.	776,600	1,193
MS&AD Insurance Group Holdings, Inc.	2,900	94
Nomura Holdings, Inc.	101,300	431
ORIX Corp.	23,100	346
Resona Holdings, Inc.	69,000	297
Sumitomo Mitsui Financial Group, Inc.	29,900	1,027
Sumitomo Mitsui Trust Holdings, Inc.	7,900	286
Suruga Bank Ltd.	11,100	47
T&D Holdings, Inc.	9,000	96
Yamaguchi Financial Group, Inc.	20,200	140
		6,271
HEALTH CARE 0.5%
Astellas Pharma, Inc.	28,300	405
Daiichi Sankyo Co. Ltd.	4,800	303
Miraca Holdings, Inc.	4,300	99
Nipro Corp.	3,900	44
Takeda Pharmaceutical Co. Ltd.	8,400	288
		1,139
INDUSTRIALS 1.9%
Asahi Glass Co. Ltd.	7,000	218
Dai Nippon Printing Co. Ltd.	11,200	291
Hitachi Zosen Corp.	19,700	64
ITOCHU Corp.	23,100	478
Japan Airlines Co. Ltd.	8,800	261
Kawasaki Heavy Industries Ltd.	6,600	147
Marubeni Corp.	54,800	365
Mitsubishi Corp.	16,400	404
Mitsubishi Heavy Industries Ltd.	16,200	637
Mitsui & Co. Ltd.	37,500	616
Mitsui E&S Holdings Co. Ltd. (e)	5,500	49
NSK Ltd.	13,800	117
Sojitz Corp.	28,200	88
Sumitomo Corp.	22,800	357
Sumitomo Heavy Industries Ltd.	1,100	33
Toppan Printing Co. Ltd.	11,500	204
Toyota Tsusho Corp.	3,500	114
West Japan Railway Co.	1,900	161
		4,604
INFORMATION TECHNOLOGY 1.8%
Canon, Inc.	23,300	623
Fujitsu Ltd.	9,900	796
Hitachi Ltd.	40,300	1,509
Konica Minolta, Inc.	40,400	283
Mixi, Inc.	1,600	34
NEC Corp.	7,600	321
Nippon Electric Glass Co. Ltd.	1,800	40
Oki Electric Industry Co. Ltd.	8,400	115
Ricoh Co. Ltd.	56,000	506
Seiko Epson Corp.	4,700	67
		4,294
MATERIALS 0.7%
Asahi Kasei Corp.	4,200	42
Daicel Corp.	11,100	94
DIC Corp.	4,200	117
Kobe Steel Ltd.	41,500	223
Kuraray Co. Ltd.	6,200	77
Mitsubishi Materials Corp.	5,700	154
Nippon Light Metal Holdings Co. Ltd.	18,800	34
Nippon Paper Industries Co. Ltd. 'L'	12,300	201
Nippon Steel Corp.	10,900	153
Oji Holdings Corp.	13,800	65

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Sumitomo Chemical Co. Ltd.	55,300	250
Toyobo Co. Ltd.	7,700	101
Ube Industries Ltd.	4,900	99
		1,610
REAL ESTATE 0.0%
Nomura Real Estate Holdings, Inc.	2,800	61
UTILITIES 0.6%
Chubu Electric Power Co., Inc.	28,800	418
Chugoku Electric Power Co., Inc.	27,800	358
Electric Power Development Co. Ltd. 'C'	7,000	160
Hokuriku Electric Power Co.	18,000	121
Osaka Gas Co. Ltd.	3,500	67
Tohoku Electric Power Co., Inc.	29,900	292
Tokyo Gas Co. Ltd.	3,800	96
		1,512
Total Japan		28,652
JERSEY, CHANNEL ISLANDS 0.0%
MATERIALS 0.0%
Amcor PLC	3,805	37
Total Jersey, Channel Islands		37
LUXEMBOURG 0.2%
COMMUNICATION SERVICES 0.1%
Millicom International Cellular S.A.	1,227	59
RTL Group S.A.	1,248	60
SES S.A.	8,836	161
		280
MATERIALS 0.1%
Ternium S.A. SP - ADR	4,880	94
Total Luxembourg		374
MEXICO 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (e)	41,996	0
Total Mexico		0
NETHERLANDS 1.4%
COMMUNICATION SERVICES 0.2%
Koninklijke KPN NV	94,195	294
VEON Ltd. ADR	73,019	175
		469
CONSUMER STAPLES 0.0%
Heineken Holding NV	891	89
ENERGY 0.9%
Royal Dutch Shell PLC 'A'	69,744	2,045
FINANCIALS 0.1%
Aegon NV	48,383	201
ASR Nederland NV	2,203	81
		282
HEALTH CARE 0.1%
Koninklijke Philips NV	3,791	175
INDUSTRIALS 0.1%
Boskalis Westminster	2,974	62

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Signify NV	8,078	222
		284
Total Netherlands		3,344
NEW ZEALAND 0.1%
MATERIALS 0.1%
Fletcher Building Ltd.	42,325	136
Total New Zealand		136
NORWAY 0.4%
COMMUNICATION SERVICES 0.1%
Telenor ASA	9,333	187
ENERGY 0.2%
Equinor ASA	32,268	611
FINANCIALS 0.0%
DNB ASA	6,502	115
MATERIALS 0.1%
Yara International ASA	3,882	167
Total Norway		1,080
PORTUGAL 0.2%
UTILITIES 0.2%
EDP - Energias de Portugal S.A.	128,820	500
Total Portugal		500
SINGAPORE 0.1%
INDUSTRIALS 0.1%
Keppel Corp. Ltd.	39,400	169
Sembcorp Industries Ltd.	22,700	34
		203
Total Singapore		203
SPAIN 2.1%
COMMUNICATION SERVICES 0.7%
Telefonica S.A.	204,083	1,559
FINANCIALS 1.0%
Banco Santander S.A.	570,551	2,322
Mapfre S.A.	24,878	67
		2,389
INDUSTRIALS 0.2%
ACS Actividades de Construccion Y Servicios S.A.	12,987	519
Obrascon Huarte Lain S.A.	49,413	57
		576
UTILITIES 0.2%
Endesa S.A.	20,826	548
Total Spain		5,072
SWEDEN 0.7%
COMMUNICATION SERVICES 0.1%
Telia Co. AB	67,699	303
CONSUMER DISCRETIONARY 0.1%
Hennes & Mauritz AB 'B'	12,386	240
FINANCIALS 0.4%
Skandinaviska Enskilda Banken AB 'A'	39,215	360
Svenska Handelsbanken AB 'A'	32,694	306

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Swedbank AB 'A'	21,153	305
		971
HEALTH CARE 0.1%
Getinge AB 'B'	5,849	82
INDUSTRIALS 0.0%
Skanska AB 'B'	3,768	76
Total Sweden		1,672
SWITZERLAND 2.5%
COMMUNICATION SERVICES 0.1%
Swisscom AG	415	205
CONSUMER DISCRETIONARY 0.1%
Garmin Ltd.	2,137	181
CONSUMER STAPLES 0.0%
Aryzta AG (e)	22,120	17
FINANCIALS 1.2%
Baloise Holding AG	328	59
Swiss Life Holding AG	1,218	582
Swiss Re AG	9,097	949
Zurich Insurance Group AG	3,643	1,395
		2,985
HEALTH CARE 0.8%
Roche Holding AG	6,525	1,900
INDUSTRIALS 0.2%
ABB Ltd.	20,440	402
Adecco Group AG	1,703	94
		496
INFORMATION TECHNOLOGY 0.1%
TE Connectivity Ltd.	1,590	148
Total Switzerland		5,932
UNITED KINGDOM 5.1%
COMMUNICATION SERVICES 0.5%
BT Group PLC	163,498	359
Inmarsat PLC	9,980	72
Vodafone Group PLC	420,198	837
		1,268
CONSUMER DISCRETIONARY 0.3%
Berkeley Group Holdings PLC	2,437	125
Greene King PLC	15,173	158
Kingfisher PLC	23,459	60
Marks & Spencer Group PLC	119,840	271
Next PLC	1,812	138
		752
CONSUMER STAPLES 0.3%
Imperial Brands PLC	5,668	127
J Sainsbury PLC	105,299	284
Tate & Lyle PLC	13,750	124
WM Morrison Supermarkets PLC	45,337	112
		647
ENERGY 0.8%
BP PLC	287,439	1,820
Noble Corp. PLC (e)	42,246	53
		1,873
FINANCIALS 1.6%
Direct Line Insurance Group PLC	68,944	255
HSBC Holdings PLC	351,751	2,695

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Legal & General Group PLC	20,302	62
Provident Financial PLC	7,787	39
Standard Chartered PLC	84,815	712
Standard Life Aberdeen PLC	22,028	77
		3,840
HEALTH CARE 0.4%
GlaxoSmithKline PLC	50,922	1,091
INDUSTRIALS 0.4%
Aggreko PLC	14,287	146
BAE Systems PLC	20,988	147
Capita PLC (e)	78,011	139
easyJet PLC	4,275	61
Royal Mail PLC	156,874	407
		900
MATERIALS 0.1%
Rio Tinto PLC	3,740	194
UTILITIES 0.7%
Centrica PLC	424,961	385
National Grid PLC	92,227	999
Severn Trent PLC	1,587	42
SSE PLC	18,226	279
		1,705
Total United Kingdom		12,270
UNITED STATES 33.1%
COMMUNICATION SERVICES 3.0%
AT&T, Inc.	64,729	2,449
CenturyLink, Inc.	56,231	702
Clear Channel Outdoor Holdings, Inc. (e)	29,821	75
Frontier Communications Corp. (e)	41,279	36
iHeartMedia, Inc.	23	0
iHeartMedia, Inc. 'A' (e)	1,656	25
Omnicom Group, Inc.	1,123	88
Telephone & Data Systems, Inc.	4,616	119
Verizon Communications, Inc.	49,356	2,979
Viacom, Inc. 'B'	29,694	714
		7,187
CONSUMER DISCRETIONARY 3.3%
Abercrombie & Fitch Co. 'A'	8,620	134
Bed Bath & Beyond, Inc.	52,175	555
Caesars Entertainment Corp. (e)	18,339	214
Dick's Sporting Goods, Inc.	3,370	137
Dillard's, Inc. 'A'	3,007	199
Foot Locker, Inc.	1,068	46
Ford Motor Co.	75,640	693
GameStop Corp. 'A'	43,904	242
Gap, Inc.	10,119	176
General Motors Co.	34,970	1,311
GNC Holdings, Inc. 'A' (e)	22,754	49
Goodyear Tire & Rubber Co.	28,108	405
H&R Block, Inc.	977	23
Harley-Davidson, Inc.	1,460	52
Kohl's Corp.	8,268	411
L Brands, Inc.	9,290	182
Macy's, Inc.	22,538	350
Mattel, Inc. (e)	20,763	236
Nordstrom, Inc.	8,506	286
PulteGroup, Inc.	2,615	96
Signet Jewelers Ltd.	14,193	238
Tapestry, Inc.	1,027	27
Target Corp.	12,728	1,361
Tupperware Brands Corp.	3,082	49
Visteon Corp. (e)	4,255	351
Wyndham Destinations, Inc.	502	23
		7,846
CONSUMER STAPLES 3.5%
Altria Group, Inc.	12,121	496
Archer-Daniels-Midland Co.	12,478	512
Bunge Ltd.	3,216	182
General Mills, Inc.	4,492	248
Herbalife Nutrition Ltd. (e)	2,127	80

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Kroger Co.	44,115	1,137
Philip Morris International, Inc.	13,192	1,002
Procter & Gamble Co.	18,404	2,289
Wal-Mart Stores, Inc.	19,555	2,321
		8,267
ENERGY 2.9%
Baker Hughes a GE Co.	2,971	69
Chevron Corp.	11,917	1,413
ConocoPhillips	6,693	381
Diamond Offshore Drilling, Inc. (e)	19,330	108
Exxon Mobil Corp.	39,933	2,820
Hess Corp.	1,964	119
HollyFrontier Corp.	3,672	197
Marathon Petroleum Corp.	5,900	358
Murphy Oil Corp.	9,164	203
National Oilwell Varco, Inc.	4,117	87
Occidental Petroleum Corp.	1,774	79
Oceaneering International, Inc. (e)	4,192	57
Phillips 66	341	35
Transocean Ltd.	65,530	293
Valero Energy Corp.	8,417	717
Williams Cos., Inc.	3,494	84
		7,020
FINANCIALS 7.3%
Aflac, Inc.	7,821	409
Ally Financial, Inc.	36,553	1,212
American Express Co.	8,158	965
American International Group, Inc.	58,260	3,245
Assurant, Inc.	282	36
Capital One Financial Corp.	14,412	1,311
CIT Group, Inc.	2,978	135
CNO Financial Group, Inc.	8,085	128
Discover Financial Services	10,742	871
Fifth Third Bancorp	10,697	293
Franklin Resources, Inc.	9,114	263
Goldman Sachs Group, Inc.	587	122
JPMorgan Chase & Co.	21,610	2,543
Navient Corp.	33,923	434
New York Community Bancorp, Inc.	15,470	194
PNC Financial Services Group, Inc.	1,569	220
Santander Consumer USA Holdings, Inc.	9,777	249
Synchrony Financial	5,981	204
Travelers Cos., Inc.	6,765	1,006
U.S. Bancorp	8,117	449
Voya Financial, Inc.	4,136	225
Wells Fargo & Co.	58,260	2,939
		17,453
HEALTH CARE 4.0%
Anthem, Inc.	2,518	605
Cardinal Health, Inc.	2,481	117
CVS Health Corp.	24,294	1,532
Gilead Sciences, Inc.	23,988	1,520
HCA Healthcare, Inc.	2,525	304
Merck & Co., Inc.	28,465	2,396
Pfizer, Inc.	80,514	2,893
Quest Diagnostics, Inc.	1,914	205
		9,572
INDUSTRIALS 2.2%
AGCO Corp.	901	68
Alaska Air Group, Inc.	2,047	133
American Airlines Group, Inc.	37,610	1,014
Cummins, Inc.	1,090	177
Deere & Co.	1,265	213
Delta Air Lines, Inc.	3,045	175
Eaton Corp. PLC	3,187	265
Emerson Electric Co.	7,114	476
Fluor Corp.	8,084	155
General Electric Co.	138,814	1,241
Macquarie Infrastructure Corp.	513	20
ManpowerGroup, Inc.	636	54
Neilsen Holdings PLC	6,725	143
Norfolk Southern Corp.	1,828	329
Pitney Bowes, Inc.	53,577	245
Ryder System, Inc.	4,053	210
United Technologies Corp.	1,929	263
Westmoreland Mining Holdings LLC «(k)	53	1

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

WW Grainger, Inc.	468	139
		5,321
INFORMATION TECHNOLOGY 3.5%
Avnet, Inc.	6,564	292
Booz Allen Hamilton Holding Corp.	2,870	204
Corning, Inc.	22,201	633
Intel Corp.	10,582	545
International Business Machines Corp.	26,991	3,925
Jabil, Inc.	7,167	257
KLA Corp.	1,479	236
QUALCOMM, Inc.	7,783	594
Seagate Technology PLC	16,403	882
Symantec Corp.	11,718	277
Western Union Co.	14,168	328
Xerox Holdings Corp.	10,227	306
		8,479
MATERIALS 0.8%
CF Industries Holdings, Inc.	1,416	70
Domtar Corp.	2,957	106
Eastman Chemical Co.	431	32
International Paper Co.	6,408	268
LyondellBasell Industries NV 'A'	12,050	1,078
Mosaic Co.	17,196	352
		1,906
UTILITIES 2.6%
American Electric Power Co., Inc.	6,234	584
CenterPoint Energy, Inc.	9,403	284
Consolidated Edison, Inc.	7,406	700
Duke Energy Corp.	12,599	1,208
Entergy Corp.	7,084	831
Exelon Corp.	24,835	1,200
Pinnacle West Capital Corp.	1,737	168
PPL Corp.	15,088	475
Public Service Enterprise Group, Inc.	7,566	470
Vistra Energy Corp.	10,357	277
		6,197
Total United States		79,248
Total Common Stocks (Cost $171,987)		176,423

		PRINCIPAL AMOUNT (000s)
CONVERTIBLE BONDS & NOTES 0.0%
JERSEY, CHANNEL ISLANDS 0.0%
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024		$2	1
Total Jersey, Channel Islands			1
UNITED STATES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp. 5.000% due 10/01/2024		9	15
Total United States			15
Total Convertible Bonds & Notes (Cost $18)			16
CORPORATE BONDS & NOTES 10.9%
ARGENTINA 0.0%
INDUSTRIALS 0.0%
YPF S.A. 63.450% (BADLARPP + 4.000%) due 09/24/2020 ~(a)	ARS	860	13

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Total Argentina			13
AUSTRALIA 0.0%
INDUSTRIALS 0.0%
FMG Resources Pty. Ltd. 4.500% due 09/15/2027		$6	6
Newcrest Finance Pty. Ltd. 4.450% due 11/15/2021		4	4
			10
Total Australia			10
BERMUDA 0.2%
BANKING & FINANCE 0.2%
Aircastle Ltd. 7.625% due 04/15/2020		443	456
Athene Holding Ltd. 4.125% due 01/12/2028		4	4
			460
INDUSTRIALS 0.0%
VOC Escrow Ltd. 5.000% due 02/15/2028		3	3
Total Bermuda			463
BRAZIL 0.2%
INDUSTRIALS 0.0%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/31/2019 (g)(i)		46	1
Vale Overseas Ltd.
6.875% due 11/21/2036		10	13
6.250% due 08/10/2026		23	26
			40
UTILITIES 0.2%
Petrobras Global Finance BV
6.250% due 12/14/2026	GBP	100	146
6.125% due 01/17/2022		$23	25
5.093% due 01/15/2030		261	272
			443
Total Brazil			483
CANADA 0.1%
BANKING & FINANCE 0.0%
Brookfield Finance, Inc.
4.700% due 09/20/2047		26	29
3.900% due 01/25/2028		10	10
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		8	9
			48
INDUSTRIALS 0.1%
B.C. Unlimited Liability Co.
4.250% due 05/15/2024		36	37
3.875% due 01/15/2028		6	6
Bausch Health Cos., Inc. 6.500% due 03/15/2022		17	18
Bombardier, Inc.
7.875% due 04/15/2027		34	34
6.125% due 01/15/2023		2	2
			97
Total Canada			145
CAYMAN ISLANDS 1.0%
BANKING & FINANCE 0.9%
Ambac LSNI LLC 7.104% due 02/12/2023 •		84	85
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		18	19

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

5.125% due 10/01/2023		16	17
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		1,107	1,169
5.500% due 02/15/2024		9	10
4.500% due 03/15/2023		21	22
3.625% due 03/15/2021		13	13
U.S. Capital Funding Ltd. 2.618% due 07/10/2043 •		960	844
			2,179
INDUSTRIALS 0.0%
Noble Holding International Ltd. 7.875% due 02/01/2026		8	6
Transocean, Inc.
7.500% due 01/15/2026		6	5
7.250% due 11/01/2025		14	12
			23
UTILITIES 0.1%
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		30	30
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)		89	54
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		1	1
Transocean Phoenix Ltd. 7.750% due 10/15/2024		4	4
			89
Total Cayman Islands			2,291
CURACAO 0.0%
INDUSTRIALS 0.0%
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		2	2
Total Curacao			2
FRANCE 0.6%
BANKING & FINANCE 0.1%
Societe Generale S.A. 7.375% due 10/04/2023 •(i)(j)		200	211
INDUSTRIALS 0.5%
Altice France S.A. 7.375% due 05/01/2026		700	753
Pernod Ricard S.A. 4.450% due 01/15/2022		530	556
			1,309
Total France			1,520
GERMANY 0.6%
BANKING & FINANCE 0.6%
Deutsche Bank AG
2.700% due 07/13/2020		26	26
3.273% (US0003M + 0.970%) due 07/13/2020 ~		28	28
4.250% due 10/14/2021		590	599
Volkswagen Bank GmbH 0.625% due 09/08/2021	EUR	700	771
			1,424
INDUSTRIALS 0.0%
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$16	16
Total Germany			1,440
IRELAND 0.3%
BANKING & FINANCE 0.1%
AIB Group PLC 4.263% due 04/10/2025 •		200	208

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

INDUSTRIALS 0.2%
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	300	494
Total Ireland			702
ITALY 0.2%
BANKING & FINANCE 0.2%
UniCredit SpA 7.830% due 12/04/2023		$370	434
Total Italy			434
JAPAN 0.2%
UTILITIES 0.2%
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020		400	400
Total Japan			400
JERSEY, CHANNEL ISLANDS 0.2%
INDUSTRIALS 0.2%
AA Bond Co. Ltd. 2.875% due 07/31/2043	GBP	300	356
Total Jersey, Channel Islands			356
LUXEMBOURG 0.8%
BANKING & FINANCE 0.3%
Emerald Bay S.A. 0.000% due 10/08/2020 (g)	EUR	4	4
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019		200	219
6.125% due 02/07/2022		$400	431
			654
INDUSTRIALS 0.2%
Altice Financing S.A. 5.250% due 02/15/2023	EUR	340	382
Intelsat Connect Finance S.A. 9.500% due 02/15/2023		$20	19
Intelsat Jackson Holdings S.A.
9.750% due 07/15/2025		18	19
5.500% due 08/01/2023		28	26
8.000% due 02/15/2024		34	35
8.500% due 10/15/2024		50	50
Intelsat Luxembourg S.A. 7.750% due 06/01/2021 ^		54	52
Pacific Drilling SA 8.375% due 10/01/2023		20	17
			600
UTILITIES 0.3%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		300	312
6.000% due 11/27/2023		300	333
Gazprom OAO Via Gaz Capital S.A. 5.999% due 01/23/2021		30	31
			676
Total Luxembourg			1,930
MEXICO 0.0%
INDUSTRIALS 0.0%
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^«(d)		300	0
9.250% due 06/30/2020 ^«(d)		100	0
Petroleos Mexicanos
6.750% due 09/21/2047		10	10
6.500% due 03/13/2027		40	42
6.490% due 01/23/2027		30	31
6.840% due 01/23/2030		20	21

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

7.690% due 01/23/2050		10	10
			114
Total Mexico			114
MULTINATIONAL 0.0%
INDUSTRIALS 0.0%
Connect Finco SARL 6.750% due 10/01/2026 (b)		6	6
Total Multinational			6
NETHERLANDS 0.3%
BANKING & FINANCE 0.2%
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(i)(j)	EUR	400	476
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)		25	34
			510
INDUSTRIALS 0.1%
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021		$175	161
Total Netherlands			671
PERU 0.0%
BANKING & FINANCE 0.0%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	100	30
Total Peru			30
SINGAPORE 0.0%
INDUSTRIALS 0.0%
Flex Ltd. 4.875% due 06/15/2029		$8	8
Total Singapore			8
SWITZERLAND 0.1%
BANKING & FINANCE 0.1%
UBS AG 5.125% due 05/15/2024 (j)		200	216
Total Switzerland			216
TURKEY 0.1%
BANKING & FINANCE 0.1%
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		200	205
Total Turkey			205
UNITED KINGDOM 1.9%
BANKING & FINANCE 1.5%
Barclays Bank PLC 7.625% due 11/21/2022 (j)		430	474
Barclays PLC 4.972% due 05/16/2029 •		400	439
FCE Bank PLC 1.875% due 06/24/2021	EUR	100	112
HSBC Holdings PLC
3.600% due 05/25/2023		$200	208
6.000% due 09/29/2023 •(i)(j)	EUR	320	397
Lloyds Banking Group PLC
7.875% due 06/27/2029 •(i)(j)	GBP	200	289
7.625% due 06/27/2023 •(i)(j)		200	268
7.500% due 09/27/2025 •(i)(j)		$200	213
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)		360	369
2.500% due 03/22/2023	EUR	350	409

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	224	362
Unique Pub Finance Co. PLC 5.659% due 06/30/2027		37	53
			3,593
INDUSTRIALS 0.4%
Avon International Capital PLC 6.500% due 08/15/2022		$2	2
EI Group PLC 6.875% due 02/15/2021	GBP	200	253
Imperial Brands Finance PLC 3.750% due 07/21/2022		$400	412
Marston's Issuer PLC 3.320% (BP0003M + 2.550%) due 07/15/2035 ~	GBP	200	209
Mitchells & Butlers Finance PLC 1.231% (BP0003M + 0.450%) due 12/15/2030 ~		121	140
Spirit Issuer PLC 3.458% (BP0003M + 2.700%) due 12/28/2031 ~		22	27
Valaris PLC 5.750% due 10/01/2044		$6	2
			1,045
Total United Kingdom			4,638
UNITED STATES 4.1%
BANKING & FINANCE 1.5%
Ally Financial, Inc.
3.750% due 11/18/2019		2	2
4.250% due 04/15/2021		200	205
3.875% due 05/21/2024		16	17
American International Group, Inc. 5.750% due 04/01/2048 •		6	7
American Tower Corp.
3.000% due 06/15/2023		12	12
5.900% due 11/01/2021		150	161
Assurant, Inc. 4.200% due 09/27/2023		6	6
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		2	2
4.350% due 04/20/2028		6	6
5.000% due 04/20/2048		8	9
BGC Partners, Inc.
5.375% due 07/24/2023		4	4
3.750% due 10/01/2024		6	6
Brighthouse Financial, Inc. 3.700% due 06/22/2027		12	12
Brixmor Operating Partnership LP 3.303% (US0003M + 1.050%) due 02/01/2022 ~		18	18
Cantor Fitzgerald LP
7.875% due 10/15/2019		280	281
4.875% due 05/01/2024		2	2
CBL & Associates LP 5.950% due 12/15/2026		17	12
CIT Group, Inc.
4.125% due 03/09/2021		8	8
5.000% due 08/15/2022		30	32
Citigroup, Inc.
3.236% (US0003M + 0.960%) due 04/25/2022 ~		1	1
3.224% (US0003M + 1.100%) due 05/17/2024 ~		20	20
3.233% (US0003M + 0.950%) due 07/24/2023 ~		13	13
CTR Partnership LP 5.250% due 06/01/2025		12	13
Digital Realty Trust LP 3.600% due 07/01/2029		16	17
EPR Properties
4.950% due 04/15/2028		2	2
4.750% due 12/15/2026		2	2
ESH Hospitality, Inc. 4.625% due 10/01/2027		6	6
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		82	86
6.500% due 10/01/2025		50	52
GLP Capital LP
5.250% due 06/01/2025		3	3
5.300% due 01/15/2029		19	21
Howard Hughes Corp. 5.375% due 03/15/2025		25	26
Hudson Pacific Properties LP 3.950% due 11/01/2027		5	5
Hunt Cos., Inc. 6.250% due 02/15/2026		2	2

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

iStar, Inc.
4.625% due 09/15/2020	2	2
5.250% due 09/15/2022	3	3
JPMorgan Chase & Co. 3.176% (US0003M + 0.900%) due 04/25/2023 ~	180	181
Kennedy-Wilson, Inc. 5.875% due 04/01/2024	10	10
Life Storage LP 3.875% due 12/15/2027	2	2
LoanCore Capital Markets LLC 6.875% due 06/01/2020	370	366
Navient Corp.
8.000% due 03/25/2020	600	614
6.500% due 06/15/2022	66	71
Newmark Group, Inc. 6.125% due 11/15/2023	10	11
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029	8	8
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022	4	4
Physicians Realty LP 3.950% due 01/15/2028	4	4
Sabra Health Care LP 4.800% due 06/01/2024	3	3
Santander Holdings USA, Inc.
4.400% due 07/13/2027	7	8
3.400% due 01/18/2023	8	8
3.700% due 03/28/2022	6	6
4.450% due 12/03/2021	13	14
3.500% due 06/07/2024	11	11
SL Green Operating Partnership LP 3.250% due 10/15/2022	2	2
Springleaf Finance Corp.
8.250% due 12/15/2020	480	511
6.125% due 05/15/2022	292	314
5.625% due 03/15/2023	200	214
6.875% due 03/15/2025	16	18
6.625% due 01/15/2028	6	7
6.125% due 03/15/2024	12	13
Starwood Property Trust, Inc. 4.750% due 03/15/2025	8	8
STORE Capital Corp.
4.500% due 03/15/2028	4	4
4.625% due 03/15/2029	2	2
UDR, Inc.
4.625% due 01/10/2022	2	2
3.500% due 01/15/2028	6	6
Wells Fargo & Co. 3.486% (US0003M + 1.230%) due 10/31/2023 ~	77	78
Welltower, Inc. 4.250% due 04/15/2028	2	2
		3,578
INDUSTRIALS 1.9%
AbbVie, Inc. 3.375% due 11/14/2021	21	22
Advanced Drainage Systems, Inc. 5.000% due 09/30/2027	3	3
American Airlines Pass-Through Trust 3.350% due 04/15/2031	9	10
Arrow Electronics, Inc. 3.250% due 09/08/2024	2	2
BCPE Cycle Merger Sub, Inc. 10.625% due 07/15/2027	8	8
Broadcom Corp.
3.000% due 01/15/2022	68	69
3.625% due 01/15/2024	8	8
3.875% due 01/15/2027	20	20
Campbell Soup Co.
2.619% (US0003M + 0.500%) due 03/16/2020 ~	20	20
2.749% (US0003M + 0.630%) due 03/15/2021 ~	10	10
Charter Communications Operating LLC 3.903% (US0003M + 1.650%) due 02/01/2024 ~	78	80
Cigna Corp. 2.489% (US0003M + 0.350%) due 03/17/2020 ~	40	40
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024	41	45
Cleveland-Cliffs, Inc. 4.875% due 01/15/2024	4	4
Community Health Systems, Inc.
6.250% due 03/31/2023	207	206
5.125% due 08/01/2021	157	157
8.625% due 01/15/2024	87	90
8.000% due 03/15/2026	46	46

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

CVS Pass-Through Trust 8.353% due 07/10/2031	472	605
DAE Funding LLC
4.500% due 08/01/2022	10	10
5.000% due 08/01/2024	16	17
4.000% due 08/01/2020	102	103
Diamond Resorts International, Inc. 7.750% due 09/01/2023	107	111
Eagle Holding Co. LLC (7.750% Cash or 8.500% PIK) 7.750% due 05/15/2022 (c)	3	3
EMC Corp. 2.650% due 06/01/2020	370	370
EQT Corp. 2.869% (US0003M + 0.770%) due 10/01/2020 ~	11	11
Equifax, Inc.
3.600% due 08/15/2021	4	4
3.028% (US0003M + 0.870%) due 08/15/2021 ~	12	12
Exela Intermediate LLC 10.000% due 07/15/2023	16	9
Fiserv, Inc.
2.750% due 07/01/2024	10	10
3.500% due 07/01/2029	5	5
General Electric Co.
5.000% due 01/21/2021 •(i)	169	161
5.550% due 05/04/2020	8	8
3.100% due 01/09/2023	14	14
2.200% due 01/09/2020	7	7
5.550% due 01/05/2026	41	46
6.150% due 08/07/2037	1	1
6.875% due 01/10/2039	8	11
General Mills, Inc. 2.862% (US0003M + 0.540%) due 04/16/2021 ~	17	17
Global Payments, Inc.
2.650% due 02/15/2025	3	3
3.200% due 08/15/2029	3	3
4.150% due 08/15/2049	2	2
Go Daddy Operating Co. LLC 5.250% due 12/01/2027	4	4
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030	4	4
Hyundai Capital America 2.945% due 09/18/2020 •	20	20
iHeartCommunications, Inc.
6.375% due 05/01/2026	66	72
8.375% due 05/01/2027	124	135
Incitec Pivot Finance LLC 6.000% due 12/10/2019	2	2
Installed Building Products, Inc. 5.750% due 02/01/2028	2	2
Marriott Ownership Resorts, Inc. 4.750% due 01/15/2028 (b)	2	2
Micron Technology, Inc.
5.327% due 02/06/2029	8	9
4.185% due 02/15/2027	6	6
4.663% due 02/15/2030	12	13
Molson Coors Brewing Co. 2.100% due 07/15/2021	300	300
NCR Corp.
5.750% due 09/01/2027	5	5
6.125% due 09/01/2029	3	3
Netflix, Inc.
5.375% due 11/15/2029	8	8
5.500% due 02/15/2022	4	4
Occidental Petroleum Corp.
3.137% (US0003M + 0.950%) due 02/08/2021 ~	4	4
2.600% due 08/13/2021	3	3
3.437% (US0003M + 1.250%) due 08/13/2021 ~	2	2
ONEOK Partners LP 3.375% due 10/01/2022	3	3
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022	27	27
Par Pharmaceutical, Inc. 7.500% due 04/01/2027	14	13
Penske Truck Leasing Co. LP 3.375% due 02/01/2022	270	276
Performance Food Group, Inc. 5.500% due 10/15/2027	2	2
PetSmart, Inc. 5.875% due 06/01/2025	14	14
Qorvo, Inc. 4.375% due 10/15/2029	2	2
QVC, Inc.
5.125% due 07/02/2022	7	7
4.375% due 03/15/2023	5	5
4.850% due 04/01/2024	8	9
4.450% due 02/15/2025	23	24

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Radiate Holdco LLC 6.875% due 02/15/2023	8	8
Sensata Technologies, Inc. 4.375% due 02/15/2030	2	2
Sprint Spectrum Co. LLC 5.152% due 09/20/2029	200	218
Staples, Inc. 7.500% due 04/15/2026	8	8
Tech Data Corp.
3.700% due 02/15/2022	2	2
4.950% due 02/15/2027	6	7
Tenet Healthcare Corp.
4.625% due 07/15/2024	16	17
4.875% due 01/01/2026	3	3
4.625% due 09/01/2024	7	7
Textron, Inc. 2.731% (US0003M + 0.550%) due 11/10/2020 ~	40	40
Time Warner Cable LLC 5.000% due 02/01/2020	600	605
Topaz Solar Farms LLC
5.750% due 09/30/2039	80	90
4.875% due 09/30/2039	11	11
Trident TPI Holdings, Inc. 9.250% due 08/01/2024	7	7
Triumph Group, Inc.
4.875% due 04/01/2021	2	2
5.250% due 06/01/2022	4	4
United Technologies Corp. 2.818% (US0003M + 0.650%) due 08/16/2021 ~	8	8
Univision Communications, Inc.
5.125% due 02/15/2025	118	115
5.125% due 05/15/2023	106	106
ViaSat, Inc.
5.625% due 09/15/2025	8	8
5.625% due 04/15/2027	7	7
VMware, Inc.
2.300% due 08/21/2020	6	6
2.950% due 08/21/2022	12	12
3.900% due 08/21/2027	10	10
Wabtec Corp. 3.419% (US0003M + 1.050%) due 09/15/2021 ~	12	12
Western Digital Corp. 4.750% due 02/15/2026	40	41
Wyndham Destinations, Inc.
5.750% due 04/01/2027	6	7
5.400% due 04/01/2024	5	5
3.900% due 03/01/2023	2	2
		4,733
UTILITIES 0.7%
AT&T, Inc. 3.253% (US0003M + 0.950%) due 07/15/2021 ~	33	33
Edison International
2.950% due 03/15/2023	1	1
2.400% due 09/15/2022	4	4
5.750% due 06/15/2027	4	5
Enable Midstream Partners LP 4.950% due 05/15/2028	4	4
FirstEnergy Corp. 2.850% due 07/15/2022	410	416
Frontier Communications Corp. 8.000% due 04/01/2027	10	11
ITC Holdings Corp. 2.700% due 11/15/2022	4	4
Pacific Gas & Electric Co.
3.500% due 10/01/2020 ^(d)	35	35
3.750% due 08/15/2042 ^(d)	2	2
2.450% due 08/15/2022 ^(d)	48	48
2.950% due 03/01/2026 ^(d)	53	53
4.250% due 05/15/2021 ^(d)	16	16
3.250% due 09/15/2021 ^(d)	20	20
6.050% due 03/01/2034 ^(d)	22	25
5.800% due 03/01/2037 ^(d)	2	2
6.250% due 03/01/2039 ^(d)	10	12
4.500% due 12/15/2041 ^(d)	2	2
3.250% due 06/15/2023 ^(d)	23	23
3.850% due 11/15/2023 ^(d)	29	29
5.125% due 11/15/2043 ^(d)	18	20
3.750% due 02/15/2024 ^(d)	41	42
3.400% due 08/15/2024 ^(d)	35	35
3.500% due 06/15/2025 ^(d)	19	19
4.000% due 12/01/2046 ^(d)	2	2
3.300% due 03/15/2027 ^(d)	20	20
6.350% due 02/15/2038 ^(d)	19	22
5.400% due 01/15/2040 ^(d)	51	57

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

4.250% due 03/15/2046 ^(d)		4	4
Southern California Edison Co.
6.650% due 04/01/2029		2	2
5.750% due 04/01/2035		2	2
Sprint Communications, Inc. 7.000% due 08/15/2020		610	631
Sprint Corp. 7.625% due 03/01/2026		7	8
Talen Energy Supply LLC 6.625% due 01/15/2028		4	4
Verizon Communications, Inc. 5.250% due 03/16/2037		12	15
			1,628
Total United States			9,939
VENEZUELA 0.0%
INDUSTRIALS 0.0%
Petroleos de Venezuela S.A.
6.000% due 11/15/2026 ^(d)		300	26
6.000% due 05/16/2024 ^(d)		20	2
9.750% due 05/17/2035 ^(d)		20	2
			30
Total Venezuela			30
Total Corporate Bonds & Notes (Cost $25,815)			26,006
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
UNITED KINGDOM 0.9%
Eurosail PLC
1.485% due 09/13/2045 •	GBP	524	629
1.730% due 06/13/2045 •		841	1,026
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	308	309
Juno Eclipse Ltd. 0.000% due 11/20/2022 •		160	169
Total United Kingdom			2,133
UNITED STATES 2.5%
Banc of America Alternative Loan Trust
6.000% due 04/25/2036 ^		$36	37
6.000% due 07/25/2046 ^		82	80
Banc of America Funding Trust 4.577% due 05/20/2036 ^~		13	13
Banc of America Mortgage Trust
4.210% due 11/20/2046 ^~		7	7
6.000% due 10/25/2036 ^		19	19
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ		85	82
Chase Mortgage Finance Trust 3.972% due 09/25/2036 ^~		39	37
Countrywide Alternative Loan Trust
6.000% due 06/25/2036 ^		123	104
6.000% due 02/25/2037 ^		67	42
6.250% due 12/25/2036 ^•		28	20
Countrywide Home Loan Mortgage Pass-Through Trust 2.518% due 07/25/2037 ^•		19	10
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 01/25/2036 ^		41	37
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 6.000% due 11/25/2035 ^		337	174
Credit Suisse Mortgage Capital Certificates 3.798% due 12/29/2037 ~		185	154
First Horizon Alternative Mortgage Securities Trust 4.201% due 06/25/2036 ^~		305	284
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 ^		9	8
JPMorgan Alternative Loan Trust 5.649% due 05/26/2037 ~		77	67
JPMorgan Mortgage Trust 6.500% due 07/25/2036 ^		101	73
Merrill Lynch Mortgage Investors Trust 4.324% due 03/25/2036 ^~		15	10
OBX Trust 2.868% due 04/25/2048 •		542	544
Residential Accredit Loans, Inc. Trust
2.818% due 10/25/2045 •		84	77
5.500% due 03/25/2037 ^		446	413
6.250% due 03/25/2037 ^		33	30

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust 3.985% due 10/25/2036 ^~	1,845	1,489
Wells Fargo Alternative Loan Trust 4.908% due 07/25/2037 ^~	962	921
Wells Fargo Commercial Mortgage Trust 3.412% due 09/15/2058	1,156	1,203
Total United States		5,935
Total Non-Agency Mortgage-Backed Securities (Cost $7,657)		8,068
MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.2%
California State Public Works Board Revenue Notes, Series 2011 5.786% due 12/01/2021	476	495
Total California		495
ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	15	18
7.350% due 07/01/2035	5	6
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	150	162
Total Illinois		186
MICHIGAN 0.1%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006 7.309% due 06/01/2034	195	198
Total Michigan		198
PUERTO RICO 0.1%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2001 5.125% due 07/01/2031 ^(d)	30	22
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.250% due 07/01/2034 ^(d)	5	4
5.250% due 07/01/2037 ^(d)	5	4
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.500% due 07/01/2032 ^(d)	20	15
5.700% due 07/01/2023 ^(d)	10	7
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009 6.000% due 07/01/2039 ^(d)	5	4
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011 5.375% due 07/01/2030 ^(d)	10	7
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(d)	120	76
5.125% due 07/01/2037 ^(d)	10	6
Commonwealth of Puerto Rico General Obligation Notes, Series 2012 5.000% due 07/01/2021 ^(d)	10	7
Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010 6.125% due 07/01/2040 ^(d)	100	79
Total Puerto Rico		231
VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	375	361
Total Virginia		361
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	350	363
Total West Virginia		363
Total Municipal Bonds & Notes (Cost $1,510)		1,834
	SHARES
PREFERRED STOCKS 0.6%
GERMANY 0.5%
INDUSTRIALS 0.5%
Schaeffler AG	18,584	142

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Volkswagen AG	6,684	1,137
		1,279
Total Germany		1,279
UNITED KINGDOM 0.1%
BANKING & FINANCE 0.1%
Nationwide Building Society 10.250% ~	1,130	218
Total United Kingdom		218
Total Preferred Stocks (Cost $1,333)		1,497
REAL ESTATE INVESTMENT TRUSTS 0.6%
CANADA 0.2%
REAL ESTATE 0.2%
Artis Real Estate Investment Trust	9,953	94
Cominar Real Estate Investment Trust	16,451	164
Dream Office Real Estate Investment Trust	3,814	85
		343
Total Canada		343
UNITED KINGDOM 0.0%
REAL ESTATE 0.0%
Intu Properties PLC	98,316	54
Total United Kingdom		54
UNITED STATES 0.4%
FINANCIALS 0.0%
Annaly Capital Management, Inc.	12,998	114
REAL ESTATE 0.4%
CoreCivic, Inc.	9,495	164
Senior Housing Properties Trust	10,611	98
VICI Properties, Inc.	26,432	599
		861
Total United States		975
Total Real Estate Investment Trusts (Cost $1,226)		1,372

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.0%
ARGENTINA 0.2%
Argentina Government International Bond
3.380% due 12/31/2038 þ	EUR	135	57
3.750% due 12/31/2038 þ		$22	9
4.625% due 01/11/2023		127	54
5.625% due 01/26/2022		15	6
6.875% due 01/11/2048		70	30
7.125% due 07/06/2036		150	64
7.820% due 12/31/2033	EUR	227	120
51.603% (BADLARPP) due 10/04/2022 ~(a)	ARS	28	0
55.469% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		2,640	20
62.614% (BADLARPP + 3.250%) due 03/01/2020 ~(a)		410	3
79.499% (ARLLMONP) due 06/21/2020 ~(a)		23,289	176
Provincia de Buenos Aires
57.850% (BADLARPP + 3.750%) due 04/12/2025 ~(a)		300	2

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

63.194% due 05/31/2022 •(a)		40	0
Total Argentina			541
KUWAIT 0.2%
Kuwait International Government Bond 3.500% due 03/20/2027		$385	416
Total Kuwait			416
PERU 0.2%
Peru Government International Bond
5.400% due 08/12/2034	PEN	1	0
5.940% due 02/12/2029		378	127
6.150% due 08/12/2032		336	114
6.350% due 08/12/2028		347	120
6.900% due 08/12/2037		7	3
6.950% due 08/12/2031		235	85
8.200% due 08/12/2026		199	75
Total Peru			524
SAUDI ARABIA 0.3%
Saudi Government International Bond
2.875% due 03/04/2023		$200	203
4.500% due 10/26/2046		200	224
4.625% due 10/04/2047		200	228
Total Saudi Arabia			655
SPAIN 0.0%
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	50	59
Total Spain			59
TURKEY 0.1%
Turkey Government International Bond
4.625% due 03/31/2025		100	112
7.250% due 12/23/2023		$200	212
Total Turkey			324
VENEZUELA 0.0%
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)		125	14
7.000% due 03/31/2038 ^(d)		2	0
7.650% due 04/21/2025 ^(d)		3	0
9.250% due 09/15/2027 ^(d)		44	5
Total Venezuela			19
Total Sovereign Issues (Cost $3,732)			2,538
U.S. GOVERNMENT AGENCIES 7.2%
UNITED STATES 7.2%
Fannie Mae UMBS
3.000% due 11/01/2029		21	22
4.000% due 03/01/2049		1,277	1,323
Fannie Mae UMBS, TBA
3.000% due 11/01/2049		2,700	2,740
3.500% due 11/01/2049		2,800	2,873
4.000% due 11/01/2049		10,000	10,384
Total U.S. Government Agencies (Cost $17,335)			17,342
U.S. TREASURY OBLIGATIONS 1.9%
UNITED STATES 1.9%
U.S. Treasury Bonds
2.875% due 11/15/2046		600	695
3.000% due 02/15/2049 (m)		1,550	1,850
U.S. Treasury Inflation Protected Securities (h)
0.250% due 07/15/2029		702	710
0.375% due 07/15/2027		10	11
0.750% due 07/15/2028		511	538
0.875% due 01/15/2029		396	421
1.000% due 02/15/2048		104	117
1.000% due 02/15/2049		102	115

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Total U.S. Treasury Obligations (Cost $4,025)			4,457
		SHARES
WARRANTS 0.1%
UNITED STATES 0.1%
COMMUNICATION SERVICES 0.1%
iHeartMedia, Inc.		10,786	162
Total Warrants (Cost $212)			162
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (l) 0.4%			1,070
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
59.701% due 02/26/2020 - 08/27/2020 (f)(g)	ARS	3,553	34
Total Argentina Treasury Bills (Cost $66)			34
Total Short-Term Instruments (Cost $1,136)			1,104
Total Investments in Securities (Cost $246,141)			251,465
		SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III		306,025	3,028
Total Short-Term Instruments (Cost $3,027)			3,028
Total Investments in Affiliates (Cost $3,027)			3,028
Total Investments 106.3% (Cost $249,168)			$254,493
Financial Derivative Instruments (n)(o) (0.0)%(Cost or Premiums, net $(355))			(33)
Other Assets and Liabilities, net (6.3)%			(15,121)
Net Assets 100.0%			$239,339

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/26/2017	$8	$31	0.01%
Eneva S.A.	12/21/2017 - 03/25/2019	4	7	0.01
Westmoreland Mining Holdings LLC	03/26/2019	0	1	0.00
		$12	$39	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$1,070	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,098)	$1,070	$1,070
Total Repurchase Agreements						$(1,098)	$1,070	$1,070

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.250%	08/20/2019	10/15/2019	$(903)	$(905)
JPS	2.220	08/19/2019	10/18/2019	(974)	(977)
Total Reverse Repurchase Agreements					$(1,882)

(m)	Securities with an aggregate market value of $1,850 have been pledged as collateral under the terms of master agreements as of September 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(3,298) at a weighted average interest rate of 2.477%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	$116.000	11/22/2019	179	$179	$2	$0
Total Purchased Options					$2	$0

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2019	179	$23,326	$(202)	$0	$(14)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond December Futures	12/2019	18	$(1,790)	$(19)	$10	$(1)
U.S. Treasury 5-Year Note December Futures	12/2019	27	(3,217)	18	1	0
United Kingdom Long Gilt December Futures	12/2019	20	(3,301)	(20)	0	(9)
				$(21)	$11	$(10)
Total Futures Contracts				$(223)	$11	$(24)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024	$400	$(26)	$(1)	$(27)	$0	$(1)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023	100	(2)	(1)	(3)	0	0
					$(28)	$(2)	$(30)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-31 5-Year Index	0.000%	Quarterly	06/20/2024	$300	$(10)	$(4)	$(14)	$0	$0

INTEREST RATE SWAPS

										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(5)	3-Month USD-LIBOR	2.500%	Semi-Annual	12/18/2024		$600	$(33)	$4	$(29)	$0	$0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		2,300	(84)	(152)	(236)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		4,900	108	(419)	(311)	3	0
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		100	0	(4)	(4)	0	0
Receive(5)	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		300	(4)	(1)	(5)	0	0
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		200	(4)	(4)	(8)	0	0
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		100	0	(4)	(4)	0	0
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		1,400	(6)	(174)	(180)	0	(2)
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		100	(1)	(6)	(7)	0	0
Receive(5)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		100	(1)	3	2	0	0
Receive(5)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		500	(3)	(1)	(4)	0	(1)
Receive(5)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		300	(1)	7	6	0	(1)
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		600	(2)	(75)	(77)	0	(1)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	900	0	1	1	0	0
Receive	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027		600	(2)	0	(2)	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	175	232	407	0	(10)
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(1)	(7)	(8)	0	0
Receive(5)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	800	15	(12)	3	1	0
Receive(5)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	1,793	19	(43)	(24)	0	(7)
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028	JPY	20,000	0	(7)	(7)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		125,000	9	(48)	(39)	2	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		10,000	0	(4)	(4)	0	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,250,000	(61)	(504)	(565)	27	0
Receive	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		20,000	0	(8)	(8)	1	0
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	03/27/2029		20,000	0	(8)	(8)	1	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		20,000	(1)	(8)	(9)	1	0
Pay	6-Month JPY-LIBOR	0.119	Semi-Annual	08/30/2029		20,000	0	(1)	(1)	0	(1)
Pay	6-Month JPY-LIBOR	0.125	Semi-Annual	09/06/2029		20,000	0	(2)	(2)	0	(1)
Pay	6-Month JPY-LIBOR	0.104	Semi-Annual	09/09/2029		9,000	0	(1)	(1)	0	0
Pay	6-Month JPY-LIBOR	0.078	Semi-Annual	09/10/2029		8,000	0	0	0	0	0
Pay	6-Month JPY-LIBOR	0.086	Semi-Annual	09/11/2029		8,000	0	0	0	0	0
Pay	6-Month JPY-LIBOR	0.035	Semi-Annual	09/13/2029		8,000	0	0	0	0	0
Pay	6-Month JPY-LIBOR	0.015	Semi-Annual	09/17/2029		10,000	0	0	0	0	0
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/25/2029		12,000	0	0	0	0	0
Pay	6-Month JPY-LIBOR	0.085	Semi-Annual	09/27/2029		9,600	0	0	0	0	0
Receive	28-Day MXN-TIIE	6.950	Lunar	06/17/2022	MXN	32,100	(5)	(11)	(16)	2	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		200	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	0	3	3	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	0	3	3	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		6,000	(2)	12	10	0	(1)
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,400	0	7	7	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		3,400	(1)	8	7	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		600	(4)	3	(1)	0	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		4,300	(4)	(3)	(7)	0	(1)
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		15,500	(15)	(8)	(23)	0	(2)
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		30,000	13	(26)	(13)	0	(3)
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		100	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.090	Lunar	01/15/2027		3,300	0	10	10	0	(4)
Pay	28-Day MXN-TIIE	8.120	Lunar	01/15/2027		700	0	3	3	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		2,400	0	9	9	0	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		1,200	0	5	5	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		1,100	0	4	4	0	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		1,200	(1)	3	2	0	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		2,500	0	5	5	0	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		2,900	0	(12)	(12)	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		11,400	(6)	(43)	(49)	1	0
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	0	(4)	(4)	0	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		700	0	(3)	(3)	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	0	(9)	(9)	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		1,900	1	(10)	(9)	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		400	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		100	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		900	1	(6)	(5)	0	0
							$99	$(1,306)	$(1,207)	$40	$(35)
Total Swap Agreements							$61	$(1,312)	$(1,251)	$40	$(36)

Cash of $1,144 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin asset of $1 and liability of $(1) for closed swap agreements is outstanding at period end.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019		$4,632	GBP	3,759	$0	$(10)
	11/2019	GBP	3,759		$4,638	10	0
	11/2019	NZD	946		612	19	0
	11/2019		$63	JPY	6,800	0	0
BPS	10/2019		293	EUR	264	0	(6)
	10/2019		91	JPY	9,700	0	(2)
	10/2019		493	MXN	9,663	0	(5)
	10/2019		16	TRY	93	0	0
	11/2019	PEN	425		$129	3	0
BRC	10/2019		$75	GBP	60	0	(1)
	10/2019		134	JPY	14,400	0	(1)
CBK	10/2019	GBP	3,953		$4,828	3	(35)
	10/2019	MXN	13,223		660	2	(11)
	10/2019	PEN	103		30	0	0
	10/2019		$682	AUD	995	0	(10)
	10/2019		62	GBP	50	0	(1)
	10/2019		477	JPY	51,400	0	(2)
	10/2019		601	MXN	11,781	0	(5)
	10/2019		30	PEN	103	0	0
	10/2019		407	RUB	26,006	0	(7)
	10/2019		38	TRY	216	1	0
	11/2019	PEN	7		$2	0	0
	12/2019		$181	RUB	12,281	6	0
	01/2020	PEN	103		$30	0	0
	01/2020		$74	MXN	1,442	0	(2)
DUB	10/2019	BRL	354		$85	0	0
	10/2019		$85	BRL	354	0	0
FBF	10/2019	BRL	354		$85	0	0
	10/2019		$85	BRL	354	1	0
	11/2019	BRL	354		$84	0	0
GLM	10/2019		$38	TRY	223	1	0
HUS	10/2019	AUD	1,396		$943	1	0
	10/2019	MXN	9,663		494	6	0
	10/2019		$3	ARS	170	0	0
	10/2019		103	GBP	84	0	0
	10/2019		175	JPY	18,900	0	0
	10/2019		74	MXN	1,442	0	(1)
	10/2019		108	TRY	620	1	0
	01/2020		488	MXN	9,663	0	(6)
JPM	10/2019	ARS	542		$9	0	0
	10/2019		$3,677	EUR	3,369	0	(5)
	10/2019		571	JPY	61,600	0	(1)
	10/2019		107	TRY	618	1	0
	11/2019	EUR	3,369		$3,686	5	0
	01/2020		$64	MXN	1,289	0	0
MYI	10/2019	EUR	3,633		$4,031	71	0
	10/2019		$102	AUD	150	0	(1)
SCX	10/2019		116	JPY	12,300	0	(2)
	11/2019		936	RUB	61,442	6	0
	12/2019		395	INR	28,672	8	0
UAG	10/2019	JPY	199,151		$1,888	46	0
	10/2019		$144	AUD	211	0	(2)
	10/2019		350	JPY	37,651	0	(2)
	11/2019	JPY	30,951		$288	1	0
Total Forward Foreign Currency Contracts						$192	$(118)

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Fannie Mae UMBS, TBA 4.000% due 11/01/2049	$74.000	11/06/2019	4,000	$0	$0
Total Purchased Options					$0	$0

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.800%	10/16/2019	100	$0	$0
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	100	0	0
BRC	Put - OTC CDX.HY-32 5-Year Index	Sell	99.000	10/16/2019	200	(1)	0
	Put - OTC CDX.HY-32 5-Year Index	Sell	97.000	11/20/2019	200	(1)	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	100	0	0
CBK	Put - OTC CDX.HY-32 5-Year Index	Sell	93.000	10/16/2019	400	(1)	0
	Put - OTC CDX.HY-32 5-Year Index	Sell	94.000	10/16/2019	300	(1)	0
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	100	0	0
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	200	0	0
						$(4)	$0
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.895%	10/16/2019	100	$(2)	$(5)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.895	10/16/2019	100	(2)	0
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/30/2019	100	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	10/30/2019	100	(1)	0
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/30/2019	100	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	10/30/2019	100	0	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.910	10/15/2019	100	(2)	(5)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.910	10/15/2019	100	(2)	0
							$(11)	$(12)
Total Written Options							$(15)	$(12)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Mexico Government International Bond	1.000%	Quarterly	06/20/2024	1.055%	$100	$(1)	$1	$0	$0
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	86.901	4	0	(2)	0	(2)
	Brazil Government International Bond	0.000	Quarterly	12/20/2022	0.871	245	(8)	9	1	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.368	300	(5)	0	0	(5)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.055	40	(1)	1	0	0
DUB	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	89.158	250	29	(177)	0	(148)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.368	200	(3)	(1)	0	(4)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.710	50	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.836	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.162	100	(1)	0	0	(1)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.599	200	(37)	38	1	0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.245	400	(12)	8	0	(4)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.923	300	(5)	6	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.055	100	(1)	1	0	0
JPM	South Africa Government International Bond	0.000	Quarterly	06/20/2023	1.525	100	(5)	3	0	(2)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.162	500	(3)	(1)	0	(4)
	South Africa Government International Bond	1.000	Quarterly	12/20/2022	1.371	400	(8)	3	0	(5)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.408	100	(15)	5	0	(10)
							$(78)	$(102)	$5	$(185)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	$2,300	$(128)	$157	$29	$0
FBF	CMBX.NA.AAA.9 Index	0.500	Monthly	09/18/2058	600	(24)	32	8	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/18/2059	4,000	(85)	122	37	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

MYC	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	1,600	(88)	108	20	0
						$(325)	$419	$94	$0
Total Swap Agreements						$(403)	$317	$99	$(185)

(1)	Notional Amount represents the number of contracts.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$1,271	$0	$1,271
United States	0	7,701	0	7,701
Loan Participations and Assignments
Canada	0	4	0	4
Luxembourg	0	27	0	27
United Arab Emirates	0	93	0	93
United States	0	1,252	258	1,510
Common Stocks
Australia
Communication Services	0	696	0	696
Consumer Discretionary	0	250	0	250
Consumer Staples	0	725	0	725
Energy	0	282	0	282
Financials	421	3,190	0	3,611
Health Care	0	85	0	85
Materials	0	553	0	553
Austria
Energy	0	36	0	36
Financials	0	47	0	47
Materials	0	137	0	137
Belgium
Communication Services	0	211	0	211
Financials	0	381	0	381
Industrials	0	118	0	118
Bermuda
Financials	106	0	0	106
Brazil
Energy	0	0	32	32
Utilities	7	0	0	7
Canada
Communication Services	127	0	0	127
Consumer Discretionary	102	0	0	102
Energy	681	0	0	681
Financials	1,648	0	0	1,648
Industrials	307	0	0	307
Utilities	438	0	0	438
Denmark
Energy	0	9	0	9
Industrials	0	109	0	109
Finland
Financials	0	316	0	316
Materials	0	72	0	72
Utilities	0	89	0	89
France
Communication Services	0	1,760	0	1,760
Consumer Discretionary	0	499	0	499
Consumer Staples	552	797	0	1,349
Energy	0	898	0	898
Financials	0	4,302	0	4,302
Health Care	0	2,359	0	2,359
Industrials	0	1,129	0	1,129
Utilities	0	917	0	917
Germany
Communication Services	96	0	0	96
Consumer Discretionary	0	2,573	0	2,573
Consumer Staples	68	192	0	260
Financials	0	1,265	0	1,265
Health Care	0	967	0	967
Industrials	0	785	0	785
Materials	0	1,488	0	1,488
Utilities	0	136	0	136
Hong Kong
Consumer Discretionary	0	494	0	494
Industrials	28	0	0	28
Information Technology	0	72	0	72
Real Estate	0	884	0	884
Israel
Communication Services	0	115	0	115
Materials	0	259	0	259
Italy
Energy	0	1,298	0	1,298
Financials	0	1,237	0	1,237
Utilities	0	1,558	0	1,558
Japan
Communication Services	0	1,561	0	1,561
Consumer Discretionary	0	6,437	0	6,437
Consumer Staples	0	1,047	0	1,047
Energy	0	116	0	116
Financials	0	6,271	0	6,271
Health Care	0	1,139	0	1,139
Industrials	0	4,604	0	4,604
Information Technology	0	4,294	0	4,294
Materials	0	1,610	0	1,610
Real Estate	0	61	0	61

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Utilities	0	1,512	0	1,512
Jersey, Channel Islands
Materials	37	0	0	37
Luxembourg
Communication Services	0	280	0	280
Materials	94	0	0	94
Netherlands
Communication Services	175	294	0	469
Consumer Staples	0	89	0	89
Energy	0	2,045	0	2,045
Financials	0	282	0	282
Health Care	0	175	0	175
Industrials	0	284	0	284
New Zealand
Materials	0	136	0	136
Norway
Communication Services	0	187	0	187
Energy	0	611	0	611
Financials	0	115	0	115
Materials	0	167	0	167
Portugal
Utilities	0	500	0	500
Singapore
Industrials	0	203	0	203
Spain
Communication Services	0	1,559	0	1,559
Financials	0	2,389	0	2,389
Industrials	0	576	0	576
Utilities	0	548	0	548
Sweden
Communication Services	0	303	0	303
Consumer Discretionary	0	240	0	240
Financials	0	971	0	971
Health Care	0	82	0	82
Industrials	0	76	0	76
Switzerland
Communication Services	0	205	0	205
Consumer Discretionary	181	0	0	181
Consumer Staples	0	17	0	17
Financials	0	2,985	0	2,985
Health Care	0	1,900	0	1,900
Industrials	0	496	0	496
Information Technology	148	0	0	148
United Kingdom
Communication Services	0	1,268	0	1,268
Consumer Discretionary	0	752	0	752
Consumer Staples	0	647	0	647
Energy	53	1,820	0	1,873
Financials	0	3,840	0	3,840
Health Care	0	1,091	0	1,091
Industrials	0	900	0	900
Materials	0	194	0	194
Utilities	0	1,705	0	1,705
United States
Communication Services	7,187	0	0	7,187
Consumer Discretionary	7,846	0	0	7,846
Consumer Staples	8,267	0	0	8,267
Energy	7,020	0	0	7,020
Financials	17,453	0	0	17,453
Health Care	9,572	0	0	9,572
Industrials	5,320	0	1	5,321
Information Technology	8,479	0	0	8,479
Materials	1,906	0	0	1,906
Utilities	6,197	0	0	6,197
Convertible Bonds & Notes
Jersey, Channel Islands
Utilities	0	1	0	1
United States
Industrials	0	15	0	15
Corporate Bonds & Notes
Argentina
Industrials	13	0	0	13
Australia
Industrials	0	10	0	10
Bermuda
Banking & Finance	0	460	0	460
Industrials	0	3	0	3
Brazil
Industrials	0	40	0	40
Utilities	0	443	0	443
Canada
Banking & Finance	0	48	0	48
Industrials	0	97	0	97
Cayman Islands
Banking & Finance	0	2,179	0	2,179
Industrials	0	23	0	23

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Utilities	0	89	0	89
Curacao
Industrials	0	2	0	2
France
Banking & Finance	0	211	0	211
Industrials	0	1,309	0	1,309
Germany
Banking & Finance	0	1,424	0	1,424
Industrials	0	16	0	16
Ireland
Banking & Finance	0	208	0	208
Industrials	0	494	0	494
Italy
Banking & Finance	0	434	0	434
Japan
Utilities	0	400	0	400
Jersey, Channel Islands
Industrials	0	356	0	356
Luxembourg
Banking & Finance	0	654	0	654
Industrials	0	600	0	600
Utilities	0	676	0	676
Mexico
Industrials	0	114	0	114
Multinational
Industrials	0	6	0	6
Netherlands
Banking & Finance	0	510	0	510
Industrials	0	161	0	161
Peru
Banking & Finance	0	30	0	30
Singapore
Industrials	0	8	0	8
Switzerland
Banking & Finance	0	216	0	216
Turkey
Banking & Finance	0	205	0	205
United Kingdom
Banking & Finance	0	3,593	0	3,593
Industrials	0	1,045	0	1,045
United States
Banking & Finance	0	3,578	0	3,578
Industrials	0	4,733	0	4,733
Utilities	0	1,628	0	1,628
Venezuela
Industrials	0	30	0	30
Non-Agency Mortgage-Backed Securities
United Kingdom	0	2,133	0	2,133
United States	0	5,935	0	5,935
Municipal Bonds & Notes
California	0	495	0	495
Illinois	0	186	0	186
Michigan	0	198	0	198
Puerto Rico	0	231	0	231
Virginia	0	361	0	361
West Virginia	0	363	0	363
Preferred Stocks
Germany
Industrials	0	1,279	0	1,279
United Kingdom
Banking & Finance	0	218	0	218
Real Estate Investment Trusts
Canada
Real Estate	343	0	0	343
United Kingdom
Real Estate	54	0	0	54
United States
Financials	114	0	0	114
Real Estate	861	0	0	861
Sovereign Issues
Argentina	0	541	0	541
Kuwait	0	416	0	416
Peru	0	524	0	524
Saudi Arabia	0	655	0	655
Spain	0	59	0	59
Turkey	0	324	0	324
Venezuela	0	19	0	19
U.S. Government Agencies
United States	0	17,342	0	17,342
U.S. Treasury Obligations
United States	0	4,457	0	4,457
Warrants
United States
Communication Services	0	162	0	162
Short-Term Instruments
Repurchase Agreements	0	1,070	0	1,070

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2019 (Unaudited)

Argentina Treasury Bills	0	34	0	34
	$85,901	$165,273	$291	$251,465
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,028	$0	$0	$3,028
Total Investments	$88,929	$165,273	$291	$254,493

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	40	0	51
Over the counter	0	291	0	291
	$11	$331	$0	$342
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(24)	(36)	0	(60)
Over the counter	0	(315)	0	(315)
	$(24)	$(351)	$0	$(375)
Total Financial Derivative Instruments	$(13)	$(20)	$0	$(33)
Totals	$88,916	$165,253	$291	$254,460

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO EqS® Long/Short Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 63.2% ¤
COMMON STOCKS 39.8%
HONG KONG 1.3%
CONSUMER DISCRETIONARY 1.3%
Galaxy Entertainment Group Ltd.	650,000	$4,030
Total Hong Kong		4,030
MEXICO 1.3%
COMMUNICATION SERVICES 1.3%
America Movil S.A.B. de C.V. SP - ADR 'L'	260,000	3,863
Total Mexico		3,863
UNITED STATES 37.2%
COMMUNICATION SERVICES 2.8%
Alphabet, Inc. 'C' (a)(g)	3,500	4,266
Comcast Corp. 'A'	100,000	4,508
		8,774
CONSUMER DISCRETIONARY 9.2%
Las Vegas Sands Corp.	125,000	7,220
NIKE, Inc. 'B'	115,000	10,800
Royal Caribbean Cruises Ltd.	60,000	6,500
TJX Cos., Inc.	70,000	3,902
		28,422
CONSUMER STAPLES 2.5%
Coca-Cola Co.	70,000	3,811
Wal-Mart Stores, Inc.	32,000	3,798
		7,609
ENERGY 5.0%
Equitrans Midstream Corp. (g)	64,000	931
ONEOK, Inc.	195,000	14,370
		15,301
FINANCIALS 3.8%
Berkshire Hathaway, Inc. 'B' (a)	45,000	9,361
Houlihan Lokey, Inc.	52,000	2,345
		11,706
HEALTH CARE 2.2%
Abbott Laboratories	41,000	3,430
Zoetis, Inc.	27,000	3,364
		6,794
INDUSTRIALS 1.5%
Illinois Tool Works, Inc.	30,000	4,695
INFORMATION TECHNOLOGY 8.3%
Apple, Inc. (g)	30,000	6,719
Electronic Arts, Inc. (a)(g)	50,000	4,891
Mastercard, Inc. 'A'	15,000	4,074
Microsoft Corp.	70,000	9,732
		25,416
UTILITIES 1.9%
ONE Gas, Inc.	60,000	5,767

Schedule of Investments PIMCO EqS® Long/Short Fund (Cont.)	September 30, 2019 (Unaudited)

Total United States		114,484
Total Common Stocks (Cost $115,373)		122,377
MASTER LIMITED PARTNERSHIPS 4.0%
UNITED STATES 4.0%
ENERGY 4.0%
Enable Midstream Partners LP (g)	44,734	538
Enterprise Products Partners LP	250,000	7,145
Plains All American Pipeline LP	223,000	4,628
		12,311
Total Master Limited Partnerships (Cost $12,783)		12,311
PREFERRED STOCKS 1.8%
GERMANY 1.8%
INDUSTRIALS 1.8%
Volkswagen AG	32,000	5,443
Total Preferred Stocks (Cost $5,426)		5,443
REAL ESTATE INVESTMENT TRUSTS 8.1%
UNITED STATES 8.1%
REAL ESTATE 8.1%
Empire State Realty Trust, Inc. 'A' (g)	230,000	3,282
Equinix, Inc. (g)	7,500	4,326
Healthcare Trust of America, Inc. 'A'	122,000	3,584
Life Storage, Inc. (g)	34,000	3,584
Sunstone Hotel Investors, Inc.	225,000	3,092
Urban Edge Properties (g)	174,000	3,443
Ventas, Inc.	50,000	3,652
		24,963
Total Real Estate Investment Trusts (Cost $22,686)		24,963
SHORT-TERM INSTRUMENTS 9.5%
REPURCHASE AGREEMENTS (e) 0.3%		890
	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 6.5%
Federal Home Loan Bank
1.909% due 10/25/2019 (c)(d)	$3,300	3,296
1.988% due 11/15/2019 (c)(d)	4,400	4,390
2.013% due 11/08/2019 (c)(d)	6,800	6,786
2.047% due 11/08/2019 (c)(d)	3,700	3,693
2.121% due 11/01/2019 (c)(d)	1,900	1,897
Total Short-Term Notes (Cost $20,060)		20,062
U.S. TREASURY BILLS 2.7%
1.978% due 11/07/2019 - 12/26/2019 (b)(c)(i)	8,326	8,306
Total Short-Term Instruments (Cost $29,254)		29,258
Total Investments in Securities (Cost $185,522)		194,352
	SHARES
INVESTMENTS IN AFFILIATES 41.7%
SHORT-TERM INSTRUMENTS 41.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 41.7%
PIMCO Short Asset Portfolio	4,715,552	46,934
PIMCO Short-Term Floating NAV Portfolio III	8,229,383	81,413

Schedule of Investments PIMCO EqS® Long/Short Fund (Cont.)	September 30, 2019 (Unaudited)

Total Short-Term Instruments (Cost $128,231)	128,347
Total Investments in Affiliates (Cost $128,231)	128,347
Total Investments 104.9% (Cost $313,753)	$322,699
Securities Sold Short (f) (31.9)% (Proceeds $97,781)	(98,244)
Financial Derivative Instruments (h)(j) (0.0)% (Cost or Premiums, net $0)	(2)
Other Assets and Liabilities, net 27.0%	83,275
Net Assets 100.0%	$307,728

Schedule of Investments PIMCO EqS® Long/Short Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$890	U.S. Treasury Notes 2.250% due 03/31/2021	$(912)	$890	$890
Total Repurchase Agreements						$(912)	$890	$890

(f)	Securities Sold Short

Counterparty	Description	Shares	Proceeds	Payable for Short Sales(2)
	Common Stocks (17.4)%
	Germany (0.6)%
	Consumer Discretionary (0.6)%
GSC	Bayerische Motoren Werke AG	27,000	$(2,241)	$(1,901)
	Total Germany		(2,241)	(1,901)
	United States (16.8)%
	Consumer Discretionary (4.2)%
	Dunkin' Brands Group, Inc.	21,803	(1,551)	(1,730)
	Ford Motor Co.	369,000	(3,492)	(3,380)
	Goodyear Tire & Rubber Co.	114,000	(2,247)	(1,642)
	L Brands, Inc.	80,000	(1,515)	(1,567)
FOB	NVR, Inc.	436	(1,084)	(1,621)
GSC	Ralph Lauren Corp.	16,000	(1,505)	(1,528)
	Tapestry, Inc.	59,000	(1,526)	(1,537)
			(12,920)	(13,005)
	Consumer Staples (1.5)%
	Kraft Heinz Co.	82,000	(2,287)	(2,291)
	Walgreens Boots Alliance, Inc.	42,000	(2,283)	(2,323)
			(4,570)	(4,614)
	Energy (2.4)%
	Exxon Mobil Corp.	60,000	(4,558)	(4,237)
	Halliburton Co.	80,000	(1,500)	(1,508)
FOB	Occidental Petroleum Corp.	34,000	(1,539)	(1,512)
			(7,597)	(7,257)
	Financials (3.9)%
GSC	Affiliated Managers Group, Inc.	18,000	(1,490)	(1,501)
	Franklin Resources, Inc.	50,000	(1,467)	(1,456)
	Invesco Ltd.	100,000	(1,696)	(1,694)
	SVB Financial Group	15,000	(3,290)	(3,134)
	U.S. Bancorp	74,000	(3,836)	(4,126)
			(11,779)	(11,911)
	Health Care (1.5)%
	AbbVie, Inc.	21,000	(1,561)	(1,590)
	Cigna Corp.	10,000	(1,495)	(1,518)
	Pfizer, Inc.	42,000	(1,517)	(1,509)
			(4,573)	(4,617)
	Industrials (3.3)%
	American Airlines Group, Inc.	56,000	(1,517)	(1,510)
	Norfolk Southern Corp.	30,000	(4,824)	(5,390)
	Snap-on, Inc.	21,000	(3,193)	(3,287)
			(9,534)	(10,187)
	Total United States		(50,973)	(51,591)
	Total Common Stocks		(53,214)	(53,492)
	Exchange-Traded Funds (6.2)%
	United States (6.2)%
FOB	iShares Nasdaq Biotechnology ETF	35,000	(3,860)	(3,483)
GSC	iShares MSCI Emerging Markets ETF	325,700	(13,454)	(13,311)

Schedule of Investments PIMCO EqS® Long/Short Fund (Cont.)	September 30, 2019 (Unaudited)

SPDR S&P Oil & Gas Exploration & Production ETF	100,000	(2,306)	(2,236)
Total Exchange-Traded Funds		(19,620)	(19,030)
Real Estate Investment Trusts (8.3)%
United States (8.3)%
Brandywine Realty Trust	174	(2,668)	(2,636)
Digital Realty Trust, Inc	20	(2,297)	(2,596)
Healthcare Realty Trust, Inc.	81	(2,616)	(2,714)
Iron Mountain, Inc.	200	(7,061)	(6,600)
Park Hotels & Resorts, Inc.	85	(2,423)	(2,173)
Public Storage	12	(2,649)	(3,041)
Retail Opportunity Investments Corp	153	(2,681)	(2,789)
Welltower, Inc.	35	(2,552)	(3,173)
Total Real Estate Investment Trusts		(24,947)	(25,722)
Total Short Sales (31.9)%		$(97,781)	$(98,244)

(g)	Securities with an aggregate market value of $19,543 and cash of $99,249 have been pledged as collateral as of September 30, 2019 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.

(2)	Payable for short sales includes $205 of dividends payable.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures	12/2019	261	$(38,869)	$(192)	$0	$(192)
Total Futures Contracts				$(192)	$0	$(192)

(i)	Securities with an aggregate market value of $548 and cash of $1,301 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
CBK	10/2019	CAD	396		$297	$0	$(2)
	10/2019	EUR	125		138	2	0
	10/2019		$6,711	EUR	6,130	0	(30)
GLM	10/2019		11,565		10,451	0	(174)
HUS	12/2019	HKD	36,479		$4,655	0	(3)
MYI	10/2019	EUR	20,862		23,147	408	0
TOR	10/2019		$4,818	EUR	4,406	0	(16)
	11/2019	EUR	4,406		$4,830	16	0
UAG	10/2019	JPY	48,700		452	2	0
	10/2019		$462	JPY	48,700	0	(11)
	11/2019		453		48,700	0	(2)
Total Forward Foreign Currency Contracts						$428	$(238)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019

Schedule of Investments PIMCO EqS® Long/Short Fund (Cont.)	September 30, 2019 (Unaudited)

Investments in Securities, at Value
Common Stocks
Hong Kong
Consumer Discretionary	$0	$4,030	$0	$4,030
Mexico
Communication Services	3,863	0	0	3,863
United States
Communication Services	8,774	0	0	8,774
Consumer Discretionary	28,422	0	0	28,422
Consumer Staples	7,609	0	0	7,609
Energy	15,301	0	0	15,301
Financials	11,706	0	0	11,706
Health Care	6,794	0	0	6,794
Industrials	4,695	0	0	4,695
Information Technology	25,416	0	0	25,416
Utilities	5,767	0	0	5,767
Master Limited Partnerships
United States
Energy	12,311	0	0	12,311
Preferred Stocks
Germany
Industrials	0	5,443	0	5,443
Real Estate Investment Trusts
United States
Real Estate	24,963	0	0	24,963
Short-Term Instruments
Repurchase Agreements	0	890	0	890
Short-Term Notes	0	20,062	0	20,062
U.S. Treasury Bills	0	8,306	0	8,306

	$155,621	$38,731	$0	$194,352
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$128,347	$0	$0	$128,347

Total Investments	$283,967	$38,732	$0	$322,699

Short Sales, at Value - Liabilities
Common Stocks
Germany
Consumer Discretionary	0	(1,901)	0	(1,901)
United States
Consumer Discretionary	(13,005)	0	0	(13,005)
Consumer Staples	(4,614)	0	0	(4,614)
Energy	(7,257)	0	0	(7,257)
Financials	(11,911)	0	0	(11,911)
Health Care	(4,617)	0	0	(4,617)
Industrials	(10,187)	0	0	(10,187)
Exchange-Traded Funds
United States	(19,030)	0	0	(19,030)
Real Estate Investment Trusts
United States	(25,722)	0	0	(25,722)

	$(96,343)	$(1,901)	$0	$(98,244)
Financial Derivative Instruments - Assets
Over the counter	$0	$428	$0	$428

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(192)	0	0	(192)
Over the counter	0	(238)	0	(238)

	$(192)	$(238)	$0	$(430)

Total Financial Derivative Instruments	$(192)	$190	$0	$(2)

Totals	$187,432	$37,021	$0	$224,453

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO RAE Emerging Markets Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
COMMON STOCKS 97.8%
BRAZIL 7.4%
COMMUNICATION SERVICES 0.3%
Telefonica Brasil S.A. ADR	485,038	$6,388
TIM Participacoes S.A. ADR	127,646	1,833
		8,221
CONSUMER DISCRETIONARY 0.3%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	261,500	1,514
Grendene S.A.	151,000	317
Guararapes Confeccoes S.A.	322,300	1,582
Kroton Educacional S.A.	519,400	1,398
MRV Engenharia e Participacoes S.A.	212,900	904
Petrobras Distribuidora S.A.	132,400	877
Via Varejo S.A. (a)	1,641,300	3,128
		9,720
CONSUMER STAPLES 1.2%
Ambev S.A.	550,000	2,548
BRF S.A. (a)	748,200	6,879
JBS S.A.	2,495,800	19,697
Marfrig Global Foods S.A. (a)	1,706,200	4,525
Natura Cosmeticos S.A.	258,800	2,109
		35,758
ENERGY 1.0%
Cosan Ltd. 'A' (a)(c)	310,892	4,632
Cosan S.A.	86,300	1,105
Petroleo Brasileiro S.A. SP - ADR	1,736,194	25,123
Ultrapar Participacoes S.A.	71,100	317
		31,177
FINANCIALS 2.7%
Banco Bradesco S.A. ADR	3,021,138	24,592
Banco BTG Pactual S.A.	79,486	1,120
Banco do Brasil S.A.	1,942,400	21,266
Banco Santander Brasil S.A.	365,200	3,985
Itau Unibanco Holding S.A. SP - ADR 'H'	3,040,554	25,571
Porto Seguro S.A.	137,600	1,950
Sul America S.A.	49,646	570
		79,054
HEALTH CARE 0.0%
Hypera S.A.	119,200	962
INDUSTRIALS 0.2%
CCR S.A.	768,800	3,192
Embraer S.A. SP - ADR	105,939	1,827
		5,019
INFORMATION TECHNOLOGY 0.1%
Cielo S.A.	1,404,500	2,704
MATERIALS 0.7%
Cia Siderurgica Nacional S.A.	576,749	1,836
Cia Siderurgica Nacional S.A. SP - ADR (c)	568,744	1,797
Duratex S.A.	208,100	634
Gerdau S.A. SP - ADR (c)	613,986	1,934
Nexa Resources S.A.	111,657	1,051
Suzano S.A.	21,700	176

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2019 (Unaudited)

Vale S.A.	1,292,639	14,855
		22,283
REAL ESTATE 0.0%
BR Malls Participacoes S.A.	205,400	712
UTILITIES 0.9%
AES Tiete Energia S.A.	928,400	2,726
Alupar Investimento S.A.	97,300	592
Cia de Saneamento Basico do Estado de Sao Paulo	253,400	3,025
Cia de Saneamento de Minas Gerais-COPASA	97,700	1,599
Cia de Saneamento do Parana	119,200	2,416
Cia Energetica de Minas Gerais SP - ADR	2,505,813	8,495
EDP - Energias do Brasil S.A.	416,400	1,964
Engie Brasil Energia S.A.	110,300	1,178
Light S.A.	625,200	2,889
Transmissora Alianca de Energia Eletrica S.A.	179,100	1,241
		26,125
Total Brazil		221,735
CHILE 0.7%
CONSUMER STAPLES 0.2%
Cencosud S.A.	3,468,332	5,706
Cia Cervecerias Unidas S.A. SP - ADR	24,146	536
		6,242
FINANCIALS 0.2%
Banco de Chile	14,259,506	1,997
Banco de Credito e Inversiones	12,743	803
Banco Santander Chile ADR	41,118	1,151
Itau CorpBanca	70,683,436	535
		4,486
INDUSTRIALS 0.1%
AntarChile S.A.	27,270	282
Latam Airlines Group S.A.	121,540	1,343
		1,625
MATERIALS 0.1%
Antofagasta PLC	68,766	759
CAP S.A.	205,973	1,793
Empresas CMPC S.A.	315,108	733
		3,285
UTILITIES 0.1%
AES Gener S.A.	4,353,327	946
Aguas Andinas S.A. 'A'	519,143	284
Colbun S.A.	2,138,289	386
Enel Americas S.A.	7,686,970	1,407
Engie Energia Chile S.A.	371,216	656
Inversiones Aguas Metropolitanas S.A.	435,968	610
		4,289
Total Chile		19,927
CHINA 19.9%
COMMUNICATION SERVICES 0.7%
Changyou.com Ltd. ADR (c)	33,445	318
China Telecom Corp. Ltd. 'H'	37,202,000	16,940
China Tower Corp. Ltd.	2,250,000	510
Sohu.com Ltd. ADR (a)	143,693	1,460
		19,228
CONSUMER DISCRETIONARY 0.4%
BAIC Motor Corp. Ltd. 'H'	3,953,500	2,442
Dongfeng Motor Group Co. Ltd. 'H'	3,856,000	3,664
GOME Retail Holdings Ltd. (a)(c)	31,633,000	2,865
Great Wall Motor Co. Ltd. 'H' (c)	4,147,000	2,779
Shanghai Jin Jiang Capital Co. Ltd.	1,438,000	216

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2019 (Unaudited)

Vipshop Holdings Ltd. ADR (a)	103,900	927
		12,893
CONSUMER STAPLES 0.1%
Hengan International Group Co. Ltd.	219,000	1,435
Tingyi Cayman Islands Holding Corp.	292,000	411
Uni-President China Holdings Ltd.	315,000	340
Want Want China Holdings Ltd.	1,901,000	1,518
		3,704
ENERGY 2.1%
China Coal Energy Co. Ltd. 'H'	3,116,000	1,268
China Oilfield Services Ltd. 'H'	694,000	830
China Petroleum & Chemical Corp. 'H'	36,902,400	21,837
China Shenhua Energy Co. Ltd. 'H'	5,906,000	11,857
CNOOC Ltd.	12,195,000	18,672
PetroChina Co. Ltd. 'H'	16,670,000	8,551
Yanzhou Coal Mining Co. Ltd. 'H'	550,000	559
		63,574
FINANCIALS 12.4%
Agricultural Bank of China Ltd. 'H'	51,670,000	20,234
Bank of China Ltd. 'H'	153,941,000	60,371
Bank of Communications Co. Ltd. 'H'	22,118,000	14,438
China Cinda Asset Management Co. Ltd. 'H'	29,520,000	5,799
China CITIC Bank Corp. Ltd. 'H'	26,037,000	13,882
China Construction Bank Corp. 'H'	141,207,000	107,594
China Everbright Bank Co. Ltd. 'H'	9,040,000	3,851
China Huarong Asset Management Co. Ltd. 'H'	38,252,000	5,758
China Life Insurance Co. Ltd. 'H'	2,171,000	5,003
China Merchants Bank Co. Ltd. 'H'	2,698,000	12,832
China Minsheng Banking Corp. Ltd. 'H'	17,008,920	11,563
China Reinsurance Group Corp. 'H'	955,000	155
Chongqing Rural Commercial Bank Co. Ltd. 'H'	8,318,000	4,428
Industrial & Commercial Bank of China Ltd. 'H'	100,142,000	67,089
People's Insurance Co. Group of China Ltd. 'H'	4,790,000	1,918
PICC Property & Casualty Co. Ltd. 'H'	4,290,000	5,006
Ping An Insurance Group Co. of China Ltd. 'H'	1,378,500	15,844
Postal Savings Bank of China Co. Ltd. 'H'	22,391,000	13,658
		369,423
HEALTH CARE 0.2%
China Resources Pharmaceutical Group Ltd.	1,230,000	1,151
Shandong Weigao Group Medical Polymer Co. Ltd. 'H'	316,000	325
Shanghai Pharmaceuticals Holding Co. Ltd. 'H'	329,400	597
Sihuan Pharmaceutical Holdings Group Ltd.	3,948,000	599
Sinopharm Group Co. Ltd. 'H'	580,000	1,813
		4,485
INDUSTRIALS 1.3%
Air China Ltd. 'H'	2,092,000	1,836
AviChina Industry & Technology Co. Ltd. 'H'	668,000	328
Beijing Capital International Airport Co. Ltd. 'H'	326,000	278
China Communications Construction Co. Ltd. 'H'	5,701,000	4,458
China Communications Services Corp. Ltd. 'H'	4,648,000	2,635
China Eastern Airlines Corp. Ltd. 'H'	2,892,000	1,401
China Lesso Group Holdings Ltd. 'L'	2,956,000	2,798
China Machinery Engineering Corp. 'H'	349,000	148
China Railway Construction Corp. Ltd. 'H'	4,478,500	4,900
China Railway Group Ltd. 'H'	5,951,000	3,612
China Southern Airlines Co. Ltd. 'H'	2,624,000	1,587
COSCO SHIPPING Energy Transportation Co. Ltd. 'H'	2,564,000	1,136
Fosun International Ltd.	2,327,500	2,881
Guangshen Railway Co. Ltd. 'H'	1,442,000	456
Harbin Electric Co. Ltd. 'H' (c)	1,000,000	263
Metallurgical Corp. of China Ltd.	728,000	163
Shenzhen Expressway Co. Ltd. 'H'	752,000	981
Sinopec Engineering Group Co. Ltd. 'H'	1,561,500	981
Sinotrans Ltd. 'H'	1,347,000	422
Sinotruk Hong Kong Ltd. (c)	525,500	779
Weichai Power Co. Ltd. 'H'	891,000	1,285
Yangzijiang Shipbuilding Holdings Ltd.	2,373,700	1,650
Zhejiang Expressway Co. Ltd. 'H'	2,472,000	2,139
Zoomlion Heavy Industry Science and Technology Co. Ltd. 'H' (c)	3,245,400	2,198
		39,315
INFORMATION TECHNOLOGY 0.5%
FIH Mobile Ltd. (c)	5,425,000	665
Legend Holdings Corp. 'H'	324,300	699

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2019 (Unaudited)

Lenovo Group Ltd.	20,448,000	13,641
Semiconductor Manufacturing International Corp. (a)(c)	944,500	1,181
		16,186
MATERIALS 0.6%
Anhui Conch Cement Co. Ltd. 'H'	177,000	1,050
China BlueChemical Ltd. 'H'	4,638,000	1,119
China Hongqiao Group Ltd.	2,776,000	1,773
China National Building Material Co. Ltd. 'H'	15,057,400	13,505
China Zhongwang Holdings Ltd. (c)	2,921,600	1,189
		18,636
REAL ESTATE 1.1%
Agile Group Holdings Ltd.	3,054,000	3,710
Beijing Capital Land Ltd. 'H' (c)	2,938,000	971
Beijing North Star Co. Ltd.	570,000	172
China Aoyuan Group Ltd.	223,000	253
China Evergrande Group (c)	652,000	1,389
China SCE Group Holdings Ltd.	1,739,000	801
China Vanke Co. Ltd. 'H'	521,700	1,816
Fantasia Holdings Group Co. Ltd. (c)	3,675,000	567
Future Land Development Holdings Ltd. (c)	913,138	797
Greentown China Holdings Ltd. (c)	3,983,500	3,230
Guangzhou R&F Properties Co. Ltd. 'H'	3,277,400	4,962
Guorui Properties Ltd. (c)	1,618,000	312
Kaisa Group Holdings Ltd.	1,354,000	594
KWG Property Holding Ltd.	1,732,500	1,519
Longfor Group Holdings Ltd.	489,000	1,826
Powerlong Real Estate Holdings Ltd.	2,414,000	1,703
Shui On Land Ltd.	8,965,500	1,785
Sino-Ocean Group Holding Ltd.	9,928,000	3,373
SOHO China Ltd.	3,910,500	1,118
Times China Holdings Ltd.	301,000	469
Yuzhou Properties Co. Ltd.	3,886,000	1,547
		32,914
UTILITIES 0.5%
China Longyuan Power Group Corp. Ltd. 'H'	4,728,000	2,656
Datang International Power Generation Co. Ltd. 'H'	7,106,000	1,469
Huadian Fuxin Energy Corp. Ltd. 'H'	5,048,000	882
Huadian Power International Corp. Ltd. 'H'	9,162,000	3,485
Huaneng Power International, Inc. 'H'	11,204,000	5,391
Huaneng Renewables Corp. Ltd. 'H'	1,558,000	530
		14,413
Total China		594,771
GREECE 1.4%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A.	285,127	3,928
CONSUMER DISCRETIONARY 0.0%
FF Group «(a)	51,384	0
OPAP S.A.	119,804	1,232
		1,232
ENERGY 0.1%
Motor Oil Hellas Corinth Refineries S.A.	56,627	1,322
FINANCIALS 1.1%
Alpha Bank AE (a)(c)	5,998,543	11,210
Eurobank Ergasias S.A. (a)(c)	706,769	685
National Bank of Greece S.A. (a)(c)	3,938,618	11,997
Piraeus Bank S.A. (a)(c)	2,832,230	9,507
		33,399
UTILITIES 0.1%
Public Power Corp. S.A. (a)(c)	493,159	1,688
Total Greece		41,569
HONG KONG 4.9%
COMMUNICATION SERVICES 1.7%
China Mobile Ltd.	4,631,500	38,366

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2019 (Unaudited)

China Unicom Hong Kong Ltd.	12,812,000	13,564
		51,930
CONSUMER STAPLES 0.2%
China Agri-Industries Holdings Ltd.	3,831,000	1,246
China Foods Ltd.	554,000	245
China Resources Beer Holdings Co. Ltd.	996,000	5,277
		6,768
FINANCIALS 0.5%
BOC Hong Kong Holdings Ltd.	1,952,000	6,624
China Everbright Ltd.	1,798,000	2,104
China Taiping Insurance Holdings Co. Ltd.	2,607,200	5,819
Far East Horizon Ltd.	1,530,000	1,421
		15,968
INDUSTRIALS 0.9%
China Merchants Port Holdings Co. Ltd. (c)	1,168,000	1,757
CITIC Ltd.	14,761,000	18,633
COSCO SHIPPING Ports Ltd.	2,876,000	2,297
Shanghai Industrial Holdings Ltd.	1,235,000	2,301
Shenzhen International Holdings Ltd.	343,000	658
		25,646
MATERIALS 0.1%
China Resources Cement Holdings Ltd.	1,724,000	1,729
Shougang Fushan Resources Group Ltd.	3,552,000	735
		2,464
REAL ESTATE 1.0%
China Jinmao Holdings Group Ltd.	6,128,000	3,513
China Overseas Grand Oceans Group Ltd.	906,000	412
China Overseas Land & Investment Ltd.	2,634,000	8,287
China Resources Land Ltd.	1,710,000	7,162
Poly Property Group Co. Ltd.	5,467,000	1,907
Shanghai Industrial Urban Development Group Ltd.	1,235,000	156
Shenzhen Investment Ltd.	7,332,000	2,706
Yuexiu Property Co. Ltd.	19,180,000	4,161
		28,304
UTILITIES 0.5%
Beijing Enterprises Holdings Ltd.	303,000	1,394
China Power International Development Ltd.	17,610,000	3,663
China Resources Power Holdings Co. Ltd.	6,562,000	7,962
Guangdong Investment Ltd.	230,000	450
Kunlun Energy Co. Ltd.	3,210,000	2,766
		16,235
Total Hong Kong		147,315
INDIA 5.7%
COMMUNICATION SERVICES 0.1%
Bharti Airtel Ltd.	374,145	1,940
Reliance Communications Ltd. (a)	41,324,151	437
Vodafone Idea Ltd. (a)	14,303,210	1,243
		3,620
CONSUMER DISCRETIONARY 0.6%
Apollo Tyres Ltd.	330,520	848
Mahindra & Mahindra Ltd.	75,460	583
Tata Motors Ltd. (a)	9,243,465	15,336
		16,767
CONSUMER STAPLES 0.0%
Spencer's Retail Ltd. (a)	9,059	9
ENERGY 1.0%
Bharat Petroleum Corp. Ltd.	520,133	3,460
Coal India Ltd.	2,331,089	6,581
Hindustan Petroleum Corp. Ltd.	875,797	3,741
Indian Oil Corp. Ltd.	2,549,992	5,316
Mangalore Refinery & Petrochemicals Ltd.	227,950	156
Oil & Natural Gas Corp. Ltd.	3,904,414	7,268
Oil India Ltd.	706,242	1,449

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2019 (Unaudited)

Reliance Industries Ltd.	54,068	1,018
		28,989
FINANCIALS 2.0%
Allahabad Bank (a)	2,766,514	1,122
Andhra Bank (a)	3,314,162	802
Axis Bank Ltd.	199,428	1,930
Bank of Baroda (a)	2,662,655	3,503
Bank of India (a)	1,575,901	1,402
Canara Bank (a)	1,234,518	3,181
ICICI Bank Ltd.	1,522,660	9,279
IDFC Ltd.	1,687,998	820
Indiabulls Housing Finance Ltd.	100,787	365
Indian Bank	269,130	476
LIC Housing Finance Ltd.	55,865	297
Oriental Bank of Commerce (a)	1,825,508	1,556
Power Finance Corp. Ltd. (a)	4,860,040	6,825
Punjab National Bank (a)	4,508,524	3,948
REC Ltd.	4,915,250	8,552
Shriram Transport Finance Co. Ltd.	56,890	860
State Bank of India	2,318,550	8,872
Syndicate Bank	3,249,147	1,228
Union Bank of India	5,463,786	4,076
Yes Bank Ltd.	338,483	198
		59,292
HEALTH CARE 0.0%
Dr Reddy's Laboratories Ltd.	17,937	684
INDUSTRIALS 0.2%
Adani Enterprises Ltd.	522,360	1,077
Bharat Heavy Electricals Ltd.	2,707,466	1,851
Jaiprakash Associates Ltd. (a)	31,093,782	988
Larsen & Toubro Ltd.	29,320	610
		4,526
INFORMATION TECHNOLOGY 0.1%
CESC Ventures Ltd. (a)	3,019	16
HCL Technologies Ltd.	26,539	405
Infosys Ltd. SP - ADR	250,628	2,850
Tech Mahindra Ltd.	35,618	359
Wipro Ltd.	148,239	502
		4,132
MATERIALS 1.2%
Hindalco Industries Ltd.	2,822,379	7,632
Jindal Steel & Power Ltd. (a)	2,496,599	3,654
JSW Steel Ltd.	182,640	593
National Aluminium Co. Ltd.	4,995,850	3,277
NMDC Ltd.	1,573,897	1,972
Steel Authority of India Ltd.	2,309,148	1,091
Tata Chemicals Ltd.	201,360	1,675
Tata Steel Ltd.	1,396,557	7,114
Vedanta Ltd.	3,612,030	7,870
		34,878
UTILITIES 0.5%
Adani Power Ltd. (a)	5,029,100	4,569
JSW Energy Ltd.	785,430	722
NHPC Ltd.	4,214,592	1,326
NTPC Ltd.	1,857,132	3,081
Power Grid Corp. of India Ltd.	309,092	868
Reliance Infrastructure Ltd.	5,714,043	2,366
Reliance Power Ltd. (a)	17,853,238	554
Tata Power Co. Ltd.	3,139,433	2,771
		16,257
Total India		169,154
INDONESIA 1.3%
COMMUNICATION SERVICES 0.3%
Indosat Tbk PT (a)	6,384,500	1,282
Telekomunikasi Indonesia Persero Tbk PT	21,484,200	6,488

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2019 (Unaudited)

XL Axiata Tbk PT	2,878,100	698
		8,468
CONSUMER DISCRETIONARY 0.1%
Astra International Tbk PT	4,430,500	2,060
CONSUMER STAPLES 0.2%
Indofood Sukses Makmur Tbk PT	7,812,900	4,236
ENERGY 0.1%
Adaro Energy Tbk PT	22,709,700	2,065
Bukit Asam Tbk PT	3,102,690	494
Indo Tambangraya Megah Tbk PT	1,706,300	1,491
		4,050
FINANCIALS 0.4%
Bank CIMB Niaga Tbk PT	2,471,500	175
Bank Danamon Indonesia Tbk PT	4,798,100	1,606
Bank Mandiri Persero Tbk PT	5,024,400	2,471
Bank Negara Indonesia Persero Tbk PT	4,879,400	2,525
Bank Pan Indonesia Tbk PT	2,431,500	229
Bank Rakyat Indonesia Persero Tbk PT	16,351,200	4,748
		11,754
MATERIALS 0.1%
Indah Kiat Pulp & Paper Corp. Tbk PT	729,300	333
Indocement Tunggal Prakarsa Tbk PT	1,534,000	2,021
Semen Indonesia Persero Tbk PT	2,263,400	1,840
		4,194
UTILITIES 0.1%
Perusahaan Gas Negara Tbk PT	26,555,000	3,929
Total Indonesia		38,691
MALAYSIA 1.6%
COMMUNICATION SERVICES 0.2%
Astro Malaysia Holdings Bhd.	2,554,800	891
Axiata Group Bhd.	1,135,100	1,166
Telekom Malaysia Bhd.	4,433,200	3,813
		5,870
CONSUMER DISCRETIONARY 0.2%
DRB-Hicom Bhd.	1,366,300	774
Genting Bhd.	2,330,700	3,196
Genting Malaysia Bhd.	954,700	692
UMW Holdings Bhd.	746,200	869
		5,531
CONSUMER STAPLES 0.1%
British American Tobacco Malaysia Bhd.	238,600	1,079
Felda Global Ventures Holdings Bhd. (a)	7,675,100	1,631
		2,710
ENERGY 0.1%
Sapura Energy Bhd.	55,801,300	3,725
FINANCIALS 0.6%
AMMB Holdings Bhd.	3,087,900	3,052
CIMB Group Holdings Bhd.	2,851,400	3,426
Hong Leong Financial Group Bhd.	357,800	1,389
Malayan Banking Bhd.	2,800,600	5,690
Public Bank Bhd.	412,000	1,975
RHB Bank Bhd.	1,972,800	2,658
		18,190
INDUSTRIALS 0.3%
AirAsia Group Bhd.	3,815,100	1,603
Berjaya Corp. Bhd. (a)	4,595,200	269
IJM Corp. Bhd.	4,406,500	2,304
MISC Bhd.	1,043,600	1,947
MMC Corp. Bhd.	836,800	212

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2019 (Unaudited)

Sime Darby Bhd.	1,886,700	1,014
		7,349
MATERIALS 0.0%
Petronas Chemicals Group Bhd.	321,400	578
REAL ESTATE 0.0%
Sunway Bhd.	1,486,450	611
UTILITIES 0.1%
Tenaga Nasional Bhd.	752,400	2,451
YTL Corp. Bhd.	4,685,102	1,030
YTL Power International Bhd.	2,868,514	507
		3,988
Total Malaysia		48,552
MALTA 0.0%
FINANCIALS 0.0%
Brait SE	298,755	295
Total Malta		295
MEXICO 2.7%
COMMUNICATION SERVICES 0.6%
America Movil S.A.B. de C.V. SP - ADR 'L'	1,022,019	15,187
Grupo Televisa S.A.B. ADR	227,265	2,223
		17,410
CONSUMER DISCRETIONARY 0.0%
Nemak S.A.B. de C.V.	902,300	407
CONSUMER STAPLES 0.6%
Coca-Cola Femsa S.A.B. de C.V. SP - ADR	30,118	1,826
Fomento Economico Mexicano S.A.B. de C.V. SP - ADR	60,965	5,583
Grupo Bimbo S.A.B. de C.V. 'A'	2,021,000	3,686
Kimberly-Clark de Mexico S.A.B. de C.V. 'A'	767,000	1,540
Wal-Mart de Mexico S.A.B. de C.V.	1,494,700	4,429
		17,064
FINANCIALS 0.4%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	1,484,700	1,873
Gentera S.A.B. de C.V.	4,007,900	3,306
Grupo Elektra S.A.B. de C.V.	4,395	312
Grupo Financiero Banorte S.A.B. de C.V. 'O'	945,800	5,084
Grupo Financiero Inbursa S.A.B. de C.V. 'O'	1,631,900	2,076
		12,651
INDUSTRIALS 0.3%
Alfa S.A.B. de C.V. 'A'	8,200,700	7,202
MATERIALS 0.8%
Cemex S.A.B. de C.V. SP - ADR	5,025,177	19,699
Grupo Mexico S.A.B. de C.V. 'B'	1,584,900	3,705
Industrias Penoles S.A.B. de C.V.	70,665	940
Orbia Advance Corp. S.A.B. de C.V.	229,400	448
		24,792
Total Mexico		79,526
PHILIPPINES 0.5%
COMMUNICATION SERVICES 0.2%
Globe Telecom, Inc.	48,060	1,697
PLDT, Inc.	238,655	5,231
		6,928
FINANCIALS 0.0%
Metropolitan Bank & Trust Co.	634,535	838
INDUSTRIALS 0.2%
Alliance Global Group, Inc.	8,616,800	1,812

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2019 (Unaudited)

DMCI Holdings, Inc.	4,217,000	676
International Container Terminal Services, Inc.	157,680	367
San Miguel Corp.	506,960	1,677
		4,532
UTILITIES 0.1%
Aboitiz Power Corp.	392,800	291
First Gen Corp.	1,083,200	514
Manila Electric Co.	168,080	1,199
		2,004
Total Philippines		14,302
POLAND 1.3%
COMMUNICATION SERVICES 0.2%
Orange Polska S.A. (a)	1,937,532	2,670
PLAY Communications S.A.	562,217	3,858
		6,528
ENERGY 0.2%
Polski Koncern Naftowy ORLEN S.A.	103,225	2,541
Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,079,999	2,438
		4,979
FINANCIALS 0.5%
Alior Bank S.A. (a)	57,831	560
Bank Handlowy w Warszawie S.A.	21,749	279
Bank Polska Kasa Opieki S.A.	313,225	7,996
Powszechna Kasa Oszczednosci Bank Polski S.A.	201,598	1,976
Powszechny Zaklad Ubezpieczen S.A.	267,960	2,500
		13,311
INFORMATION TECHNOLOGY 0.0%
Asseco Poland S.A.	90,258	1,150
MATERIALS 0.1%
Grupa Azoty S.A. (a)	104,513	882
KGHM Polska Miedz S.A.	141,990	2,834
		3,716
UTILITIES 0.3%
Enea S.A.	700,906	1,503
Energa S.A.	608,614	971
PGE Polska Grupa Energetyczna S.A. (a)	1,893,799	3,774
Tauron Polska Energia S.A.	5,529,827	2,135
		8,383
Total Poland		38,067
RUSSIA 11.5%
COMMUNICATION SERVICES 0.7%
Mobile TeleSystems PJSC (c)	3,560,860	14,548
Rostelecom PJSC	2,630,640	3,185
Sistema PJSC FC	5,505,260	1,076
Sistema PJSC FC SP - GDR	712,097	2,751
		21,560
CONSUMER DISCRETIONARY 0.0%
M.Video PJSC	99,020	644
CONSUMER STAPLES 0.6%
Magnit PJSC	207,803	11,385
X5 Retail Group NV GDR	185,387	6,484
		17,869
ENERGY 8.0%
Gazprom Neft PJSC SP - ADR	55,312	1,789
Gazprom PJSC SP - ADR	22,135,958	152,682
Lukoil PJSC SP - ADR	552,604	45,656
Rosneft Oil, Co. PJSC GDR	1,894,524	12,145
Surgutneftegas OJSC SP - ADR	4,883,393	26,140
Tatneft PJSC SP - ADR	15,933	1,014

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2019 (Unaudited)

TMK PJSC	230,790	198
		239,624
FINANCIALS 0.5%
Sberbank of Russia PJSC SP - ADR	967,793	13,708
VTB Bank PJSC	1,163,430,000	764
		14,472
INDUSTRIALS 0.3%
Aeroflot PJSC	3,774,560	6,003
Globaltrans Investment PLC GDR	133,710	1,150
		7,153
MATERIALS 1.0%
Alrosa PJSC	3,160,100	3,630
Evraz PLC	189,465	1,090
Magnitogorsk Iron & Steel Works PJSC	2,202,700	1,330
Mechel PJSC (a)	305,200	298
Mechel PJSC SP - ADR	553,351	1,035
MMC Norilsk Nickel PJSC ADR	476,941	12,203
Novolipetsk Steel PJSC GDR	19,688	427
PhosAgro PJSC GDR	170,538	2,178
Polymetal International PLC	87,140	1,224
Polyus PJSC GDR (c)	25,640	1,481
Severstal PJSC GDR	175,866	2,524
Severstal PJSC GDR (c)	154,059	2,211
		29,631
REAL ESTATE 0.0%
LSR Group PJSC	95,020	1,058
UTILITIES 0.4%
Federal Grid Co. Unified Energy System PJSC	921,810,000	2,638
Inter RAO UES PJSC	26,531,000	1,837
OGK-2 PJSC	35,484,000	294
Rosseti PJSC	176,423,012	3,359
RusHydro PJSC	475,469,000	3,824
Unipro PJSC	10,847,000	443
		12,395
Total Russia		344,406
SINGAPORE 0.1%
INDUSTRIALS 0.1%
BOC Aviation Ltd.	230,900	2,131
Total Singapore		2,131
SOUTH AFRICA 4.6%
COMMUNICATION SERVICES 1.0%
MTN Group Ltd. (c)	3,851,038	24,503
Telkom S.A. SOC Ltd.	1,445,075	6,737
Vodacom Group Ltd.	55,928	442
		31,682
CONSUMER DISCRETIONARY 0.2%
Motus Holdings Ltd.	322,542	1,465
Pepkor Holdings Ltd.	367,945	431
Truworths International Ltd.	195,979	686
Tsogo Sun Gaming Ltd.	196,644	171
Tsogo Sun Hotels Ltd. (a)	196,644	53
Woolworths Holdings Ltd.	907,733	3,304
		6,110
CONSUMER STAPLES 0.1%
Massmart Holdings Ltd.	419,667	1,215
Tiger Brands Ltd.	57,277	796
		2,011
ENERGY 0.0%
Exxaro Resources Ltd.	41,724	360

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2019 (Unaudited)

FINANCIALS 1.6%
Absa Group Ltd.	1,364,132	13,778
FirstRand Ltd. (c)	1,384,600	5,689
Investec Ltd.	597,315	3,149
Liberty Holdings Ltd.	386,489	2,868
Momentum Metropolitan Holdings (c)	2,915,712	3,590
Nedbank Group Ltd.	461,971	6,922
Sanlam Ltd.	56,790	280
Standard Bank Group Ltd.	907,410	10,469
		46,745
HEALTH CARE 0.2%
Aspen Pharmacare Holdings Ltd.	396,570	2,254
Life Healthcare Group Holdings Ltd.	1,019,820	1,527
Netcare Ltd.	2,983,344	3,454
		7,235
INDUSTRIALS 0.2%
Barloworld Ltd.	558,824	4,257
Imperial Logistics Ltd.	178,735	616
		4,873
MATERIALS 1.3%
AngloGold Ashanti Ltd. SP - ADR	187,163	3,419
Gold Fields Ltd. SP - ADR	2,205,676	10,852
Impala Platinum Holdings Ltd. (a)	950,775	5,983
Kumba Iron Ore Ltd.	97,158	2,401
Nampak Ltd. (a)	913,564	572
Sappi Ltd.	206,101	511
Sasol Ltd. (c)	783,030	13,170
Sibanye Gold Ltd. (a)(c)	1,211,754	1,680
		38,588
Total South Africa		137,604
SOUTH KOREA 17.0%
COMMUNICATION SERVICES 1.5%
KT Corp. SP - ADR	1,697,648	19,200
LG Uplus Corp.	988,465	11,263
SK Telecom Co. Ltd. SP - ADR	611,382	13,573
		44,036
CONSUMER DISCRETIONARY 3.5%
Hankook Tire & Technology Co. Ltd.	148,333	3,994
Hyundai Department Store Co. Ltd.	63,997	4,176
Hyundai Mobis Co. Ltd.	31,317	6,590
Hyundai Motor Co.	308,056	34,492
Hyundai Wia Corp.	104,541	4,452
Kia Motors Corp.	659,621	25,149
Kumho Tire Co., Inc. (a)	368,860	1,326
LG Electronics, Inc.	253,748	14,285
LOTTE Himart Co. Ltd.	7,263	182
Lotte Shopping Co. Ltd.	74,468	8,020
Mando Corp.	53,043	1,603
Shinsegae, Inc.	8,372	1,834
		106,103
CONSUMER STAPLES 0.6%
Amorepacific Corp.	31,073	1,698
CJ CheilJedang Corp.	9,804	1,920
E-MART, Inc.	40,529	3,820
GS Retail Co. Ltd.	27,470	947
Harim Holdings Co. Ltd.	65,928	519
Hite Jinro Co. Ltd.	190,080	4,321
KT&G Corp.	44,322	3,910
		17,135
ENERGY 0.3%
GS Holdings Corp.	164,367	6,909
SK Innovation Co. Ltd.	10,722	1,485
		8,394
FINANCIALS 3.6%
BNK Financial Group, Inc.	1,000,338	6,004

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2019 (Unaudited)

DB Insurance Co. Ltd.	68,521	2,951
DGB Financial Group, Inc.	821,433	5,113
Hana Financial Group, Inc.	504,622	14,854
Hanwha Life Insurance Co. Ltd.	1,602,404	3,188
Hyundai Marine & Fire Insurance Co. Ltd.	145,903	3,217
Industrial Bank of Korea	802,779	8,856
ING Life Insurance Korea Ltd.	83,346	1,883
JB Financial Group Co. Ltd.	224,300	1,054
KB Financial Group, Inc.	264,064	9,425
Meritz Fire & Marine Insurance Co. Ltd.	71,150	1,135
Mirae Asset Life Insurance Co. Ltd.	208,659	754
Samsung Card Co. Ltd.	73,457	2,157
Samsung Fire & Marine Insurance Co. Ltd.	23,595	4,396
Samsung Life Insurance Co. Ltd.	184,395	10,958
Shinhan Financial Group Co. Ltd.	693,936	24,248
Woori Financial Group, Inc.	629,421	6,543
		106,736
INDUSTRIALS 1.8%
Asiana Airlines, Inc. (a)	965,020	4,145
CJ Corp.	74,075	5,074
Daelim Industrial Co. Ltd.	9,370	814
Daewoo Engineering & Construction Co. Ltd. (a)	109,180	441
Doosan Bobcat, Inc.	13,188	390
Doosan Corp.	60,646	5,374
Doosan Heavy Industries & Construction Co. Ltd. (c)	949,086	5,394
Doosan Infracore Co. Ltd. (a)(c)	874,860	4,604
Hanwha Corp.	297,405	6,271
Hyundai Engineering & Construction Co. Ltd.	70,010	2,704
KCC Corp.	9,564	1,742
Korean Air Lines Co. Ltd.	366,287	7,011
LS Corp.	77,827	3,084
Posco International Corp.	38,756	619
SK Holdings Co. Ltd.	4,438	757
SK Networks Co. Ltd. (c)	1,048,736	4,871
		53,295
INFORMATION TECHNOLOGY 3.7%
LG Display Co. Ltd. (c)	1,232,478	14,580
LG Innotek Co. Ltd.	4,741	451
Samsung Electro-Mechanics Co. Ltd. (c)	5,861	504
Samsung Electronics Co. Ltd.	2,190,250	89,678
SK Hynix, Inc.	73,115	5,022
		110,235
MATERIALS 1.0%
Dongkuk Steel Mill Co. Ltd.	38,226	207
Hanwha Chemical Corp.	198,160	2,973
Hyundai Steel Co.	254,916	8,282
Kolon Industries, Inc.	79,036	2,761
LG Chem Ltd.	2,063	516
Lotte Chemical Corp.	6,921	1,365
POSCO	74,024	14,032
Taekwang Industrial Co. Ltd.	724	684
		30,820
UTILITIES 1.0%
Korea Electric Power Corp.	1,289,971	27,908
Korea Gas Corp.	62,840	2,079
		29,987
Total South Korea		506,741
TAIWAN 10.3%
COMMUNICATION SERVICES 0.2%
Chunghwa Telecom Co. Ltd.	1,094,000	3,912
Far EasTone Telecommunications Co. Ltd.	774,000	1,808
		5,720
CONSUMER DISCRETIONARY 0.5%
Cheng Shin Rubber Industry Co. Ltd.	2,241,000	3,308
Far Eastern Department Stores Ltd.	906,000	698
Formosa Taffeta Co. Ltd.	423,000	461
Hotai Motor Co. Ltd.	40,000	607
Pou Chen Corp.	5,487,000	7,034
Ruentex Industries Ltd.	1,321,000	2,850

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2019 (Unaudited)

Yulon Motor Co. Ltd.	3,329,000	2,109
		17,067
CONSUMER STAPLES 0.2%
Uni-President Enterprises Corp.	2,246,640	5,422
FINANCIALS 3.0%
Cathay Financial Holding Co. Ltd.	5,716,000	7,534
Chang Hwa Commercial Bank Ltd.	2,785,844	1,943
China Development Financial Holding Corp.	7,623,000	2,271
China Life Insurance Co. Ltd.	8,800,964	6,978
CTBC Financial Holding Co. Ltd.	6,147,000	4,080
E.Sun Financial Holding Co. Ltd.	2,399,645	2,030
First Financial Holding Co. Ltd.	5,462,544	3,836
Fubon Financial Holding Co. Ltd.	5,392,000	7,741
Hua Nan Financial Holdings Co. Ltd. 'C'	5,594,138	3,776
Mega Financial Holding Co. Ltd.	7,892,658	7,311
Mercuries Life Insurance Co. Ltd. (a)	2,280,082	783
Shanghai Commercial & Savings Bank Ltd.	4,417,000	7,420
Shin Kong Financial Holding Co. Ltd.	50,157,764	15,178
SinoPac Financial Holdings Co. Ltd.	13,136,494	5,122
Taishin Financial Holding Co. Ltd.	6,796,581	3,033
Taiwan Business Bank	2,615,190	1,074
Taiwan Cooperative Financial Holding Co. Ltd.	4,833,685	3,192
Yuanta Financial Holding Co. Ltd.	11,244,000	6,709
		90,011
INDUSTRIALS 0.4%
China Airlines Ltd.	5,238,000	1,533
Eva Airways Corp.	4,748,686	2,088
Far Eastern New Century Corp.	6,599,520	6,086
Taiwan High Speed Rail Corp.	327,000	372
Teco Electric and Machinery Co. Ltd.	1,625,000	1,310
		11,389
INFORMATION TECHNOLOGY 5.5%
Asustek Computer, Inc.	1,545,000	10,282
AU Optronics Corp.	42,861,000	10,826
Chicony Electronics Co. Ltd.	519,225	1,529
Compal Electronics, Inc.	10,397,000	5,999
Delta Electronics, Inc.	809,000	3,456
Foxconn Technology Co. Ltd.	836,000	1,743
Hon Hai Precision Industry Co. Ltd.	10,296,316	24,295
HTC Corp.	734,000	840
Innolux Corp.	47,039,000	10,002
Inventec Corp.	5,762,000	3,975
Lite-On Technology Corp.	4,559,035	7,243
MediaTek, Inc.	630,000	7,496
Novatek Microelectronics Corp.	714,000	4,097
Pegatron Corp.	6,145,000	10,695
Powertech Technology, Inc.	946,000	2,658
Quanta Computer, Inc.	3,768,000	6,874
Synnex Technology International Corp.	707,650	828
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	533,707	24,807
United Microelectronics Corp.	28,056,000	12,030
Wistron Corp.	8,965,515	7,235
WPG Holdings Ltd.	3,115,320	3,833
Zhen Ding Technology Holding Ltd.	978,000	3,501
		164,244
MATERIALS 0.4%
Asia Cement Corp.	2,666,000	3,721
China Steel Corp.	4,597,000	3,408
Formosa Chemicals & Fibre Corp.	260,000	727
Nan Ya Plastics Corp.	481,000	1,080
Taiwan Cement Corp.	2,083,662	2,662
		11,598
REAL ESTATE 0.1%
Highwealth Construction Corp.	1,338,000	2,152
Total Taiwan		307,603
THAILAND 2.4%
COMMUNICATION SERVICES 0.2%
Advanced Info Service PCL	303,200	2,183

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2019 (Unaudited)

Total Access Communication PCL (c)	1,648,100	3,098
		5,281
CONSUMER STAPLES 0.1%
Charoen Pokphand Foods PCL	2,985,600	2,563
Thai Beverage PCL	421,000	270
Thai Union Group PCL 'F'	696,600	380
		3,213
ENERGY 0.5%
Bangchak Corp. PCL	641,800	572
Banpu PCL	4,674,800	1,804
PTT Exploration & Production PCL	1,470,500	5,820
PTT PCL	4,970,000	7,516
		15,712
FINANCIALS 1.3%
Bangkok Bank PCL	1,357,700	7,701
Kasikornbank PCL	1,270,200	6,501
Kiatnakin Bank PCL	523,900	1,130
Krung Thai Bank PCL	13,126,675	7,389
Siam Commercial Bank PCL	2,495,400	9,631
Thanachart Capital PCL	3,324,504	6,198
Tisco Financial Group PCL	337,000	1,129
TMB Bank PCL (c)	25,640,400	1,316
		40,995
INDUSTRIALS 0.1%
Delta Electronics Thailand PCL (c)	374,500	606
Thai Airways International PCL (a)	5,020,800	1,493
		2,099
MATERIALS 0.2%
PTT Global Chemical PCL	1,423,000	2,502
Siam Cement PCL	201,100	2,682
		5,184
REAL ESTATE 0.0%
Pruksa Holding PCL	447,900	245
Total Thailand		72,729
TURKEY 4.5%
COMMUNICATION SERVICES 0.4%
Turk Telekomunikasyon A/S (a)	6,602,198	6,783
Turkcell Iletisim Hizmetleri A/S	2,625,969	6,046
		12,829
CONSUMER DISCRETIONARY 0.2%
Arcelik A/S	1,319,205	4,445
Tofas Turk Otomobil Fabrikasi A/S	107,534	386
Vestel Elektronik Sanayi ve Ticaret A/S (a)	442,304	783
		5,614
CONSUMER STAPLES 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	456,287	1,768
Coca-Cola Icecek A/S	155,594	927
Migros Ticaret A/S	590,098	2,167
		4,862
ENERGY 0.1%
Tupras Turkiye Petrol Rafinerileri A/S	95,510	2,427
FINANCIALS 3.1%
Akbank T.A.S.	9,130,555	13,103
Haci Omer Sabanci Holding A/S	10,430,590	17,657
Turkiye Garanti Bankasi A/S	7,758,180	14,008
Turkiye Halk Bankasi A/S (c)	11,266,560	13,067
Turkiye Is Bankasi 'C'	16,941,930	18,766
Turkiye Vakiflar Bankasi TAO 'D'	9,400,600	8,599

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2019 (Unaudited)

Yapi ve Kredi Bankasi A/S (a)(c)	15,552,502	6,623
		91,823
INDUSTRIALS 0.5%
AG Anadolu Grubu Holding A.S.	279,207	766
Enka Insaat ve Sanayi A/S	526,710	527
KOC Holding A/S	1,676,110	5,603
TAV Havalimanlari Holding A/S	392,376	1,638
Turk Hava Yollari AO (a)(c)	1,967,290	4,305
Turkiye Sise ve Cam Fabrikalari A/S	1,685,463	1,392
		14,231
MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	1,734,520	2,100
UTILITIES 0.0%
Enerjisa Enerji A/S	674,363	742
Total Turkey		134,628
Total Common Stocks (Cost $2,845,617)		2,919,746
PREFERRED STOCKS 1.7%
BRAZIL 1.5%
BANKING & FINANCE 0.2%
Banco do Estado do Rio Grande do Sul S.A.	1,181,300	6,411
INDUSTRIALS 0.4%
Braskem S.A.	167,700	1,313
Cia Brasileira de Distribuicao	140,800	2,704
Metalurgica Gerdau S.A.	5,817,100	8,750
		12,767
UTILITIES 0.9%
Centrais Eletricas Brasileiras S.A.	644,500	6,518
Cia de Transmissao de Energia Eletrica Paulista	175,500	1,043
Cia Energetica de Minas Gerais	1,246,606	4,300
Cia Energetica de Sao Paulo	845,900	5,802
Cia Paranaense de Energia	636,700	7,602
		25,265
Total Brazil		44,443
CHILE 0.0%
INDUSTRIALS 0.0%
Embotelladora Andina S.A.	93,137	312
Total Chile		312
RUSSIA 0.2%
UTILITIES 0.2%
Bashneft PJSC	47,041	1,207
Transneft PJSC	1,553	3,587
		4,794
Total Russia		4,794
Total Preferred Stocks (Cost $40,138)		49,549
REAL ESTATE INVESTMENT TRUSTS 0.2%
MEXICO 0.0%
REAL ESTATE 0.0%
Fibra Uno Administracion S.A. de C.V.	454,700	665
Total Mexico		665
SOUTH AFRICA 0.0%
REAL ESTATE 0.0%
Fortress REIT Ltd.	198,665	270

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2019 (Unaudited)

Growthpoint Properties Ltd.	684,925	1,046
		1,316
Total South Africa		1,316
TURKEY 0.2%
REAL ESTATE 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (c)	18,770,563	4,614
Total Turkey		4,614
Total Real Estate Investment Trusts (Cost $6,311)		6,595
RIGHTS 0.0%
THAILAND 0.0%
FINANCIALS 0.0%
TMB Bank PCL - Exp. 11/26/2019	17,749,957	99
Total Rights (Cost $0)		99
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (d) 0.0%		858
Total Short-Term Instruments (Cost $858)		858
Total Investments in Securities (Cost $2,892,924)		2,976,847
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
MUTUAL FUNDS 3.5%
PIMCO Government Money Market Fund (b)(c)	104,875,430	104,875
Total Short-Term Instruments (Cost $104,875)		104,875
Total Investments in Affiliates (Cost $104,875)		104,875
Total Investments 103.2% (Cost $2,997,799)		$3,081,722
Other Assets and Liabilities, net (3.2)%		(95,041)
Net Assets 100.0%		$2,986,681

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $102,639 were out on loan in exchange for $108,492 of cash collateral as of September 30, 2019.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$858	U.S. Treasury Notes 2.250% due 03/31/2021	$(876)	$858	$858
Total Repurchase Agreements						$(876)	$858	$858

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Common Stocks
Brazil
Communication Services	$8,221	$0	$0	$8,221
Consumer Discretionary	9,720	0	0	9,720
Consumer Staples	35,758	0	0	35,758
Energy	31,177	0	0	31,177
Financials	79,054	0	0	79,054
Health Care	962	0	0	962
Industrials	5,019	0	0	5,019
Information Technology	2,704	0	0	2,704
Materials	22,283	0	0	22,283
Real Estate	712	0	0	712
Utilities	26,125	0	0	26,125
Chile
Consumer Staples	536	5,706	0	6,242
Financials	2,489	1,997	0	4,486
Industrials	0	1,625	0	1,625
Materials	0	3,285	0	3,285
Utilities	946	3,343	0	4,289
China
Communication Services	1,778	17,450	0	19,228
Consumer Discretionary	927	11,966	0	12,893
Consumer Staples	0	3,704	0	3,704
Energy	0	63,574	0	63,574
Financials	0	369,423	0	369,423
Health Care	0	4,485	0	4,485
Industrials	0	39,315	0	39,315
Information Technology	0	16,186	0	16,186
Materials	0	18,636	0	18,636
Real Estate	0	32,914	0	32,914
Utilities	0	14,413	0	14,413
Greece
Communication Services	0	3,928	0	3,928
Consumer Discretionary	0	1,232	0	1,232
Energy	0	1,322	0	1,322
Financials	0	33,399	0	33,399
Utilities	0	1,688	0	1,688
Hong Kong
Communication Services	0	51,930	0	51,930
Consumer Staples	0	6,768	0	6,768
Financials	0	15,968	0	15,968
Industrials	0	25,646	0	25,646
Materials	0	2,464	0	2,464
Real Estate	0	28,304	0	28,304
Utilities	0	16,235	0	16,235
India
Communication Services	437	3,183	0	3,620

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2019 (Unaudited)

Consumer Discretionary	0	16,767	0	16,767
Consumer Staples	9	0	0	9
Energy	0	28,989	0	28,989
Financials	1,000	58,292	0	59,292
Health Care	0	684	0	684
Industrials	0	4,526	0	4,526
Information Technology	2,866	1,266	0	4,132
Materials	0	34,878	0	34,878
Utilities	1,880	14,377	0	16,257
Indonesia
Communication Services	0	8,468	0	8,468
Consumer Discretionary	0	2,060	0	2,060
Consumer Staples	0	4,236	0	4,236
Energy	0	4,050	0	4,050
Financials	0	11,754	0	11,754
Materials	0	4,194	0	4,194
Utilities	0	3,929	0	3,929
Malaysia
Communication Services	0	5,870	0	5,870
Consumer Discretionary	0	5,531	0	5,531
Consumer Staples	0	2,710	0	2,710
Energy	0	3,725	0	3,725
Financials	2,658	15,532	0	18,190
Industrials	0	7,349	0	7,349
Materials	0	578	0	578
Real Estate	0	611	0	611
Utilities	0	3,988	0	3,988
Malta
Financials	0	295	0	295
Mexico
Communication Services	17,410	0	0	17,410
Consumer Discretionary	407	0	0	407
Consumer Staples	17,064	0	0	17,064
Financials	12,651	0	0	12,651
Industrials	7,202	0	0	7,202
Materials	24,792	0	0	24,792
Philippines
Communication Services	1,697	5,231	0	6,928
Financials	0	838	0	838
Industrials	2,353	2,179	0	4,532
Utilities	0	2,004	0	2,004
Poland
Communication Services	0	6,528	0	6,528
Energy	0	4,979	0	4,979
Financials	279	13,032	0	13,311
Information Technology	0	1,150	0	1,150
Materials	0	3,716	0	3,716
Utilities	0	8,383	0	8,383
Russia
Communication Services	1,082	20,478	0	21,560
Consumer Discretionary	644	0	0	644
Consumer Staples	4,216	13,653	0	17,869
Energy	115,916	123,708	0	239,624
Financials	6,334	8,138	0	14,472
Industrials	1,150	6,003	0	7,153
Materials	13,591	16,040	0	29,631
Real Estate	0	1,058	0	1,058
Utilities	0	12,395	0	12,395
Singapore
Industrials	0	2,131	0	2,131
South Africa
Communication Services	0	31,682	0	31,682
Consumer Discretionary	655	5,455	0	6,110
Consumer Staples	1,215	796	0	2,011
Energy	0	360	0	360
Financials	9,607	37,138	0	46,745
Health Care	0	7,235	0	7,235
Industrials	616	4,257	0	4,873
Materials	15,354	23,234	0	38,588
South Korea
Communication Services	32,773	11,263	0	44,036
Consumer Discretionary	0	106,103	0	106,103
Consumer Staples	0	17,135	0	17,135
Energy	0	8,394	0	8,394
Financials	0	106,736	0	106,736
Industrials	0	53,295	0	53,295
Information Technology	0	110,235	0	110,235
Materials	684	30,136	0	30,820
Utilities	0	29,987	0	29,987
Taiwan
Communication Services	0	5,720	0	5,720
Consumer Discretionary	0	17,067	0	17,067
Consumer Staples	0	5,422	0	5,422
Financials	0	90,011	0	90,011
Industrials	0	11,389	0	11,389
Information Technology	24,807	139,437	0	164,244

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2019 (Unaudited)

Materials	0	11,598	0	11,598
Real Estate	0	2,152	0	2,152
Thailand
Communication Services	0	5,281	0	5,281
Consumer Staples	0	3,213	0	3,213
Energy	0	15,712	0	15,712
Financials	0	40,995	0	40,995
Industrials	606	1,493	0	2,099
Materials	0	5,184	0	5,184
Real Estate	0	245	0	245
Turkey
Communication Services	0	12,829	0	12,829
Consumer Discretionary	0	5,614	0	5,614
Consumer Staples	0	4,862	0	4,862
Energy	2,427	0	0	2,427
Financials	0	91,823	0	91,823
Industrials	527	13,704	0	14,231
Materials	0	2,100	0	2,100
Utilities	0	742	0	742
Preferred Stocks
Brazil
Banking & Finance	6,411	0	0	6,411
Industrials	12,767	0	0	12,767
Utilities	25,265	0	0	25,265
Chile
Industrials	0	312	0	312
Russia
Utilities	3,587	1,207	0	4,794
Real Estate Investment Trusts
Mexico
Real Estate	665	0	0	665
South Africa
Real Estate	270	1,046	0	1,316
Turkey
Real Estate	0	4,614	0	4,614
Rights
Thailand
Financials	0	99	0	99
Short-Term Instruments
Repurchase Agreements	0	858	0	858

	$602,285	$2,374,562	$0	$2,976,847
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	104,875	0	0	104,875

Total Investments	$707,160	$2,374,562	$0	$3,081,722

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO RAE Global ex-US Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 100.0%

MUTUAL FUNDS (a) 100.0%

UNITED STATES 100.0%

PIMCO RAE Emerging Markets Fund	1,786,058	$16,628
PIMCO RAE International Fund	6,037,787	58,506
Total Mutual Funds (Cost $75,349)		75,134
Total Investments in Affiliates (Cost $75,349)		75,134
Total Investments 100.0% (Cost $75,349)		$75,134
Other Assets and Liabilities, net 0.0%		4
Net Assets 100.0%		$75,138

Schedule of Investments PIMCO RAE Global ex-US Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Affiliates, at Value
Mutual Funds
United States	$75,134	$0	$0	$75,134
Total Investments	$75,134	$0	$0	$75,134

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO RAE Global Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.2% ¤

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (b) 0.2%		$450

Total Short-Term Instruments (Cost $450)		450
Total Investments in Securities (Cost $450)		450

	SHARES

INVESTMENTS IN AFFILIATES 99.8%

MUTUAL FUNDS (a) 99.8%

UNITED STATES 99.8%

PIMCO RAE Emerging Markets Fund	4,096,051	38,134
PIMCO RAE International Fund	13,787,721	133,603
PIMCO RAE US Fund	10,735,609	120,669
Total Mutual Funds (Cost $261,258)		292,406
Total Investments in Affiliates (Cost $261,258)		292,406
Total Investments 100.0% (Cost $261,708)		$292,856
Other Assets and Liabilities, net 0.0%		(3)
Net Assets 100.0%		$292,853

Schedule of Investments PIMCO RAE Global Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$450	U.S. Treasury Notes 2.250% due 03/31/2021	$(463)	$450	$450
Total Repurchase Agreements						$(463)	$450	$450

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$450	$0	$450
	$0	$450	$0	$450
Investments in Affiliates, at Value
Mutual Funds
United States	292,406	0	0	292,406
Total Investments	$292,406	$450	$0	$292,856

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO RAE International Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤

COMMON STOCKS 98.1%

AUSTRALIA 5.5%

COMMUNICATION SERVICES 0.4%

Telstra Corp. Ltd.	751,528	$1,781

CONSUMER DISCRETIONARY 0.2%

Crown Resorts Ltd.	39,585	322
Wesfarmers Ltd.	34,559	929
		1,251
CONSUMER STAPLES 0.5%

Coca-Cola Amatil Ltd.	52,140	375
Coles Group Ltd.	30,850	321
Inghams Group Ltd. (c)	87,673	186
Woolworths Group Ltd.	65,611	1,651
		2,533
ENERGY 0.1%

Woodside Petroleum Ltd.	33,087	723

FINANCIALS 3.1%

AMP Ltd.	462,328	570
Australia & New Zealand Banking Group Ltd.	149,662	2,875
Bank of Queensland Ltd.	21,837	146
Bendigo & Adelaide Bank Ltd.	35,769	278
Commonwealth Bank of Australia	49,535	2,702
Insurance Australia Group Ltd.	21,522	115
Macquarie Group Ltd.	12,606	1,117
National Australia Bank Ltd.	134,630	2,699
QBE Insurance Group Ltd.	51,258	435
Suncorp Group Ltd.	118,548	1,092
Westpac Banking Corp.	149,431	2,985
		15,014
HEALTH CARE 0.1%

Healius Ltd.	118,581	258
Sonic Healthcare Ltd.	6,983	132
		390
INDUSTRIALS 0.3%

Aurizon Holdings Ltd.	143,776	573
Brambles Ltd.	26,985	208
Downer EDI Ltd.	86,612	456
Qantas Airways Ltd.	58,635	249
		1,486
MATERIALS 0.7%

BHP Group Ltd.	62,913	1,555
BHP Group PLC	49,735	1,062
CSR Ltd.	34,132	99
Fortescue Metals Group Ltd.	84,078	500
Incitec Pivot Ltd.	58,900	135
		3,351
REAL ESTATE 0.0%

Lend Lease Group	11,103	132

UTILITIES 0.1%

APA Group	25,936	201

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

AusNet Services	87,010	107
		308
Total Australia		26,969

AUSTRIA 0.3%

ENERGY 0.1%

OMV AG	4,563	245

FINANCIALS 0.1%

Erste Group Bank AG	17,570	581
Raiffeisen Bank International AG	5,516	128
		709
INDUSTRIALS 0.1%

Andritz AG	2,465	101
Oesterreichische Post AG	4,198	147
		248
MATERIALS 0.0%

voestalpine AG	9,849	226
Total Austria		1,428

BELGIUM 0.7%

COMMUNICATION SERVICES 0.1%

Proximus SADP	18,790	558

CONSUMER STAPLES 0.1%

Anheuser-Busch InBev S.A. NV	5,940	565
Colruyt S.A.	2,808	154
		719
FINANCIALS 0.3%

Ageas	20,855	1,156
KBC Group NV	7,969	518
		1,674
INDUSTRIALS 0.1%
bpost S.A.	25,904	271

MATERIALS 0.1%

Solvay S.A.	2,797	290
Total Belgium		3,512

CANADA 7.1%
COMMUNICATION SERVICES 0.4%
BCE, Inc.	12,904	624
Rogers Communications, Inc. 'B'	3,104	151
Shaw Communications, Inc. 'B'	17,639	347
TELUS Corp.	15,157	539
		1,661
CONSUMER DISCRETIONARY 0.4%

Canadian Tire Corp. Ltd. 'A'	4,786	537
Magna International, Inc.	24,334	1,297
		1,834
CONSUMER STAPLES 0.3%

Empire Co. Ltd. 'A'	10,606	287
George Weston Ltd.	9,770	822
Loblaw Cos. Ltd.	6,401	365
		1,474
ENERGY 1.0%

ARC Resources Ltd.	38,026	181
Canadian Natural Resources Ltd.	5,538	147
Cenovus Energy, Inc.	42,794	402
Crescent Point Energy Corp.	289,292	1,236

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

Enerplus Corp.	14,432	108
Husky Energy, Inc.	40,431	284
MEG Energy Corp. (a)	67,574	296
Peyto Exploration & Development Corp.	39,574	100
Precision Drilling Corp. (a)	106,817	123
Suncor Energy, Inc.	57,522	1,814
TC Energy Corp.	5,624	291
		4,982
FINANCIALS 3.2%

Bank of Montreal	29,904	2,203
Bank of Nova Scotia	42,327	2,404
Brookfield Asset Management, Inc. 'A'	4,419	235
Canadian Imperial Bank of Commerce	17,688	1,459
CI Financial Corp.	19,862	290
Home Capital Group, Inc.	14,577	284
Manulife Financial Corp.	15,789	290
National Bank of Canada	12,406	617
Onex Corp.	12,026	745
Power Corp. of Canada	36,677	845
Power Financial Corp.	17,673	410
Royal Bank of Canada	37,192	3,017
Sun Life Financial, Inc.	5,043	225
Toronto-Dominion Bank	45,523	2,654
		15,678
INDUSTRIALS 1.1%

Air Canada (a)	41,703	1,360
Canadian National Railway Co.	10,625	954
Canadian Pacific Railway Ltd.	3,130	696
TFI International, Inc.	7,802	239
Thomson Reuters Corp.	21,160	1,414
WestJet Airlines Ltd.	33,406	772
WSP Global, Inc.	1,677	98
		5,533
MATERIALS 0.2%

Eldorado Gold Corp. (a)	54,145	420
Resolute Forest Products, Inc.	15,906	75
Teck Resources Ltd. 'B'	8,376	136
Yamana Gold, Inc.	135,844	432
		1,063
UTILITIES 0.5%

AltaGas Ltd.	7,297	107
Atco Ltd. 'I'	14,117	517
Canadian Utilities Ltd. 'A'	10,320	304
Capital Power Corp.	13,479	312
Fortis, Inc.	2,342	99
Hydro One Ltd.	19,960	369
Superior Plus Corp.	11,960	109
TransAlta Corp.	81,665	531
		2,348
Total Canada		34,573

DENMARK 0.6%

CONSUMER DISCRETIONARY 0.0%

Pandora A/S	3,907	157

CONSUMER STAPLES 0.1%

Carlsberg A/S 'B'	2,667	394

ENERGY 0.0%

Maersk Drilling A/S (a)	1,484	83

FINANCIALS 0.1%

Danske Bank A/S	18,728	260

HEALTH CARE 0.1%

Novo Nordisk A/S 'B'	5,479	283

INDUSTRIALS 0.3%

AP Moller - Maersk A/S 'B'	591	668

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

ISS A/S	39,219	970
		1,638
Total Denmark		2,815
FINLAND 0.7%
CONSUMER STAPLES 0.0%
Kesko Oyj 'B'	2,143	135
FINANCIALS 0.4%
Nordea Bank Abp	240,138	1,704
INDUSTRIALS 0.0%
Kone Oyj 'B'	4,125	235
INFORMATION TECHNOLOGY 0.0%
Nokia Oyj	36,940	187
MATERIALS 0.2%
Stora Enso Oyj 'R'	18,947	228
UPM-Kymmene Oyj	18,636	550
		778
UTILITIES 0.1%
Fortum Oyj	10,804	255
Total Finland		3,294
FRANCE 10.8%
COMMUNICATION SERVICES 1.0%
Eutelsat Communications S.A.	6,108	113
Lagardere S.C.A.	31,510	697
Orange S.A.	188,871	2,956
Publicis Groupe S.A.	7,858	387
Vivendi S.A.	27,070	741
		4,894
CONSUMER DISCRETIONARY 0.8%

Cie Generale des Etablissements Michelin S.C.A.	10,214	1,137
Elior Group S.A.	19,864	264
LVMH Moet Hennessy Louis Vuitton SE	2,029	805
Peugeot S.A.	20,776	518
Renault S.A.	18,567	1,066
Sodexo S.A.	1,335	150
		3,940
CONSUMER STAPLES 0.9%

Carrefour S.A.	109,822	1,921
Casino Guichard Perrachon S.A. (c)	27,010	1,289
Danone S.A.	5,589	492
L'Oreal S.A.	1,520	425
Pernod Ricard S.A.	626	112
		4,239
ENERGY 0.9%

CGG S.A. (a)	151,602	339
Total S.A.	74,789	3,894
		4,233
FINANCIALS 2.5%

AXA S.A.	114,786	2,931
BNP Paribas S.A.	83,042	4,037
CNP Assurances	9,883	191
Credit Agricole S.A.	56,547	684
Eurazeo S.A.	4,215	313
Natixis S.A.	37,082	154
SCOR SE	10,430	431
Societe Generale S.A.	129,945	3,560
		12,301
HEALTH CARE 1.3%

Sanofi	66,506	6,161

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

INDUSTRIALS 1.9%

Air France-KLM (a)	163,561	1,711
Alstom S.A.	5,641	234
Bollore S.A.	10,778	45
Bouygues S.A.	28,655	1,147
Cie de Saint-Gobain	39,690	1,556
Eiffage S.A.	4,847	502
Rexel S.A.	56,753	607
Safran S.A.	2,593	408
Schneider Electric SE	14,389	1,258
SPIE S.A.	6,578	132
Vinci S.A.	14,742	1,588
		9,188
INFORMATION TECHNOLOGY 0.1%

Atos SE	7,445	524
Capgemini SE	1,817	214
		738
MATERIALS 0.0%

Air Liquide S.A.	1,522	217

UTILITIES 1.4%

Electricite de France S.A.	127,972	1,431
Engie S.A.	229,451	3,745
Suez	55,077	866
Veolia Environnement S.A.	31,512	798
		6,840
Total France		52,751

GERMANY 8.8%

COMMUNICATION SERVICES 0.9%

Axel Springer SE (a)	1,536	105
Deutsche Telekom AG	212,478	3,564
ProSiebenSat.1 Media SE	32,726	451
Telefonica Deutschland Holding AG	65,901	184
		4,304
CONSUMER DISCRETIONARY 1.5%

Adidas AG	1,122	349
Bayerische Motoren Werke AG	31,882	2,245
Ceconomy AG	59,275	321
Continental AG	3,737	479
Daimler AG	73,494	3,654
Hugo Boss AG	5,560	298
		7,346
CONSUMER STAPLES 0.3%

Metro AG	85,450	1,348
Suedzucker AG (c)	17,759	273
		1,621
FINANCIALS 1.9%

Aareal Bank AG	5,275	160
Commerzbank AG	188,677	1,092
Deutsche Bank AG	446,619	3,337
Deutsche Pfandbriefbank AG	37,199	454
DWS Group GmbH & Co. KGaA	3,168	94
Hannover Rueck SE	3,203	541
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,765	2,781
Talanx AG	13,488	583
		9,042
HEALTH CARE 0.9%

Bayer AG	45,571	3,211
Fresenius Medical Care AG & Co. KGaA	5,315	357
Fresenius SE & Co. KGaA	8,483	397
Merck KGaA	2,487	280
		4,245
INDUSTRIALS 1.3%

Brenntag AG	5,347	259

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

Deutsche Lufthansa AG	89,298	1,418
Deutsche Post AG	52,616	1,753
GEA Group AG	5,109	138
Hochtief AG	996	113
OSRAM Licht AG (a)	5,327	230
Siemens AG	22,732	2,433
		6,344
INFORMATION TECHNOLOGY 0.2%

SAP SE	6,395	753
MATERIALS 0.9%
BASF SE	37,712	2,637
Covestro AG	4,444	220
Evonik Industries AG	15,275	377
HeidelbergCement AG	5,208	376
K+S AG	24,787	343
Salzgitter AG	20,420	343
thyssenkrupp AG	16,171	224
		4,520
UTILITIES 0.9%

E.ON SE	168,052	1,634
RWE AG	95,518	2,985
		4,619
Total Germany		42,794

HONG KONG 1.7%

COMMUNICATION SERVICES 0.1%

HKT Trust & HKT Ltd.	168,000	267
PCCW Ltd.	282,000	158
		425
CONSUMER DISCRETIONARY 0.2%

Li & Fung Ltd.	1,162,000	132
SJM Holdings Ltd.	555,000	527
Skyworth Group Ltd.	398,000	102
Yue Yuen Industrial Holdings Ltd.	86,000	235
		996
FINANCIALS 0.1%

Bank of East Asia Ltd.	39,400	97
Hang Seng Bank Ltd.	10,800	233
		330
INDUSTRIALS 0.2%

Cathay Pacific Airways Ltd. (c)	121,000	151
CK Hutchison Holdings Ltd.	57,500	508
MTR Corp. Ltd.	24,000	135
Seaspan Corp. (c)	16,965	180
		974
INFORMATION TECHNOLOGY 0.1%

GCL-Poly Energy Holdings Ltd. (a)	687,000	28
Kingboard Holdings Ltd.	118,000	312
		340
REAL ESTATE 0.9%

CK Asset Holdings Ltd.	34,500	234
Hang Lung Properties Ltd.	58,000	132
Henderson Land Development Co. Ltd.	36,750	171
Hongkong Land Holdings Ltd.	71,700	403
Hysan Development Co. Ltd.	35,000	141
Kerry Properties Ltd.	87,000	268
New World Development Co. Ltd.	330,000	429
Shimao Property Holdings Ltd.	179,500	524
Sino Land Co. Ltd.	128,000	192
Sun Hung Kai Properties Ltd.	52,000	747
Swire Pacific Ltd. 'A'	78,000	726
Swire Properties Ltd.	49,000	154
Wharf Holdings Ltd.	159,000	347

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

Wheelock & Co. Ltd.	58,000	330
		4,798
UTILITIES 0.1%

CLP Holdings Ltd.	41,500	436
Total Hong Kong		8,299

IRELAND 1.0%

CONSUMER DISCRETIONARY 0.1%

Aptiv PLC	2,187	191

FINANCIALS 0.1%

Bank of Ireland Group PLC	95,409	378

HEALTH CARE 0.4%

Medtronic PLC	18,980	2,062

INDUSTRIALS 0.2%

AerCap Holdings NV (a)	10,021	549
Experian PLC	13,940	446
		995

MATERIALS 0.2%

CRH PLC	20,263	695
Smurfit Kappa Group PLC	9,936	295
		990
Total Ireland		4,616

ISRAEL 0.8%

COMMUNICATION SERVICES 0.1%

Bezeq The Israeli Telecommunication Corp. Ltd.	411,173	273

ENERGY 0.0%

Delek Group Ltd.	694	81

FINANCIALS 0.5%

Bank Hapoalim BM (a)	89,198	703
Bank Leumi Le-Israel BM	119,087	848
Israel Discount Bank Ltd. 'A'	151,521	666
		2,217
HEALTH CARE 0.1%

Teva Pharmaceutical Industries Ltd. SP - ADR (a)	96,369	663
MATERIALS 0.1%
Israel Chemicals Ltd.	93,358	467
Israel Corp. Ltd. (a)	479	108
		575
Total Israel		3,809

ITALY 4.0%

COMMUNICATION SERVICES 0.3%

Telecom Italia SpA	2,601,919	1,486
ENERGY 0.7%
Eni SpA	219,838	3,360
Saipem SpA (a)	29,815	135
		3,495
FINANCIALS 1.9%

Assicurazioni Generali SpA	96,618	1,872
Banco BPM SpA (a)	436,370	891
BPER Banca	108,666	420
Intesa Sanpaolo SpA	519,787	1,231
Mediobanca SpA	12,932	141
Poste Italiane SpA	182,566	2,075
UniCredit SpA	76,220	898
Unione di Banche Italiane SpA	245,818	690

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

Unipol Gruppo Finanziario SpA	130,184	693
UnipolSai Assicurazioni SpA	109,978	293
		9,204
INDUSTRIALS 0.2%

Atlantia SpA	5,382	130
Leonardo SpA	32,646	384
Salini Impregilo SpA	57,323	125
		639
UTILITIES 0.9%

Enel SpA	565,910	4,227
Snam SpA	32,694	165
Terna Rete Elettrica Nazionale SpA	18,070	116
		4,508
Total Italy		19,332

JAPAN 25.8%

COMMUNICATION SERVICES 1.8%

DeNA Co. Ltd.	5,600	99
Dentsu, Inc.	6,400	226
Fuji Media Holdings, Inc.	23,200	300
Gree, Inc.	38,900	178
GungHo Online Entertainment, Inc.	9,630	219
KDDI Corp.	59,300	1,547
Nippon Telegraph & Telephone Corp. (c)	72,400	3,464
Nippon Television Holdings, Inc.	6,700	86
NTT DOCOMO, Inc.	51,000	1,302
SoftBank Group Corp.	34,900	1,377
Yahoo Japan Corp.	38,500	109
		8,907
CONSUMER DISCRETIONARY 4.5%

Adastria Co. Ltd.	6,600	149
Aisin Seiki Co. Ltd.	16,800	531
Aoyama Trading Co. Ltd.	19,600	342
Bandai Namco Holdings, Inc.	3,000	187
Benesse Holdings, Inc.	4,500	117
Bridgestone Corp.	41,700	1,623
Casio Computer Co. Ltd.	12,600	196
DCM Holdings Co. Ltd.	25,900	254
Denso Corp.	5,600	247
EDION Corp.	22,100	214
Geo Holdings Corp.	7,300	87
H2O Retailing Corp.	9,500	104
Heiwa Corp.	5,600	116
Honda Motor Co. Ltd.	101,900	2,668
Isetan Mitsukoshi Holdings Ltd.	40,800	327
Isuzu Motors Ltd.	13,300	147
J Front Retailing Co. Ltd.	16,000	188
JVC Kenwood Corp.	42,800	127
Kohnan Shoji Co. Ltd.	5,100	113
KYB Corp.	4,200	124
Mazda Motor Corp.	87,400	783
Nikon Corp.	22,200	279
Nissan Motor Co. Ltd.	307,600	1,920
Onward Holdings Co. Ltd.	23,400	122
Panasonic Corp.	71,100	579
Sankyo Co. Ltd.	1,400	48
Sega Sammy Holdings, Inc.	12,800	180
Sekisui Chemical Co. Ltd.	23,900	372
Sekisui House Ltd.	28,100	554
Skylark Co. Ltd.	25,200	459
Sony Corp.	16,200	958
Subaru Corp. (c)	34,300	970
Sumitomo Electric Industries Ltd.	42,400	541
Sumitomo Forestry Co. Ltd.	16,500	220
Sumitomo Rubber Industries Ltd.	16,300	194
Sushiro Global Holdings Ltd.	2,000	135
Suzuki Motor Corp.	7,300	311
Takashimaya Co. Ltd.	23,600	276
Toyo Tire Corp.	8,100	103
Toyota Motor Corp.	66,600	4,473
Yamada Denki Co. Ltd.	101,800	493

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

Zensho Holdings Co. Ltd.	4,700	102
		21,933
CONSUMER STAPLES 1.6%

Aeon Co. Ltd.	100,347	1,844
Ajinomoto Co., Inc.	18,500	350
Ito En Ltd.	2,000	94
Japan Tobacco, Inc.	46,656	1,022
Kao Corp.	2,500	185
Kirin Holdings Co. Ltd.	26,800	570
Megmilk Snow Brand Co. Ltd.	6,700	162
MEIJI Holdings Co. Ltd.	1,400	102
Morinaga Milk Industry Co. Ltd.	9,200	352
NH Foods Ltd.	9,600	386
Nippon Suisan Kaisha Ltd.	41,400	235
Sapporo Holdings Ltd.	13,500	338
Seven & i Holdings Co. Ltd.	30,100	1,154
Suntory Beverage & Food Ltd.	4,900	210
Valor Holdings Co. Ltd.	7,300	123
Yamazaki Baking Co. Ltd.	21,000	376
		7,503
ENERGY 0.4%

Cosmo Energy Holdings Co. Ltd.	5,400	112
Idemitsu Kosan Co. Ltd.	8,331	236
Inpex Corp.	83,100	766
Iwatani Corp.	2,800	95
Japan Petroleum Exploration Co. Ltd.	11,200	285
JXTG Holdings, Inc.	87,250	398
		1,892
FINANCIALS 4.6%

77 Bank Ltd.	8,000	119
Chiba Bank Ltd.	18,600	96
Concordia Financial Group Ltd.	50,400	194
Credit Saison Co. Ltd.	8,500	115
Dai-ichi Life Holdings, Inc.	94,700	1,440
Daiwa Securities Group, Inc.	116,200	520
Fukuoka Financial Group, Inc.	7,200	137
Gunma Bank Ltd.	50,800	166
Hachijuni Bank Ltd.	32,300	132
Hokuhoku Financial Group, Inc.	16,300	158
Iyo Bank Ltd.	18,700	98
Japan Post Bank Co. Ltd. (c)	46,900	455
Japan Post Holdings Co. Ltd.	155,700	1,437
Japan Post Insurance Co. Ltd.	9,300	141
Mitsubishi UFJ Financial Group, Inc.	722,400	3,679
Mizuho Financial Group, Inc.	1,943,000	2,986
MS&AD Insurance Group Holdings, Inc.	32,800	1,066
Nishi-Nippon Financial Holdings, Inc.	32,500	229
Nomura Holdings, Inc.	269,300	1,145
North Pacific Bank Ltd.	65,800	140
ORIX Corp.	63,400	948
Resona Holdings, Inc.	126,300	543
SBI Holdings, Inc.	7,400	159
Shinsei Bank Ltd.	17,700	259
Shizuoka Bank Ltd.	24,400	183
Sompo Holdings, Inc.	9,800	412
Sony Financial Holdings, Inc.	16,800	366
Sumitomo Mitsui Financial Group, Inc.	71,500	2,457
Sumitomo Mitsui Trust Holdings, Inc.	22,000	797
Suruga Bank Ltd. (c)	74,200	311
T&D Holdings, Inc.	31,600	338
Tokio Marine Holdings, Inc.	20,700	1,110
Yamaguchi Financial Group, Inc.	28,200	195
		22,531
HEALTH CARE 1.2%

Alfresa Holdings Corp.	11,100	249
Astellas Pharma, Inc.	92,700	1,326
Daiichi Sankyo Co. Ltd.	14,916	943
Eisai Co. Ltd.	2,200	112
Hoya Corp.	2,700	221
KYORIN Holdings, Inc.	6,400	106
Medipal Holdings Corp.	11,400	255
Miraca Holdings, Inc.	13,600	311
Mitsubishi Tanabe Pharma Corp.	9,900	109
Nipro Corp.	13,700	154
Olympus Corp.	19,100	259
Otsuka Holdings Co. Ltd.	14,028	527
Sumitomo Dainippon Pharma Co. Ltd.	8,000	132

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

Suzuken Co. Ltd.	5,900	318
Taisho Pharmaceutical Holdings Co. Ltd.	1,200	88
Takeda Pharmaceutical Co. Ltd.	16,900	580
Toho Holdings Co. Ltd.	9,100	211
		5,901
INDUSTRIALS 4.6%

Amada Holdings Co. Ltd.	20,500	222
ANA Holdings, Inc. (c)	15,100	509
Asahi Glass Co. Ltd.	16,800	524
Central Japan Railway Co.	3,100	639
Dai Nippon Printing Co. Ltd.	31,000	804
Daikin Industries Ltd.	900	119
East Japan Railway Co.	18,000	1,721
Fuji Electric Co. Ltd.	4,200	130
Fujikura Ltd.	132,200	509
Furukawa Electric Co. Ltd.	5,600	136
Glory Ltd.	7,200	202
Hitachi Construction Machinery Co. Ltd.	4,400	107
Hitachi Zosen Corp.	64,900	212
IHI Corp.	7,600	166
ITOCHU Corp.	60,400	1,251
Japan Airlines Co. Ltd.	19,600	582
JTEKT Corp.	13,900	161
Kajima Corp.	7,600	100
Kanematsu Corp.	9,400	106
Kawasaki Heavy Industries Ltd.	15,700	350
Kawasaki Kisen Kaisha Ltd. (a)(c)	8,300	97
Kubota Corp.	12,400	189
LIXIL Group Corp.	35,000	618
Marubeni Corp.	139,500	930
Mitsubishi Corp.	36,100	889
Mitsubishi Electric Corp.	77,600	1,035
Mitsubishi Heavy Industries Ltd.	40,300	1,584
Mitsui & Co. Ltd.	83,200	1,367
Mitsui E&S Holdings Co. Ltd. (a)	19,700	174
Nippon Express Co. Ltd.	4,600	236
Nippon Sheet Glass Co. Ltd.	60,800	366
Nippon Yusen KK	29,400	494
Nisshinbo Holdings, Inc.	19,100	149
NSK Ltd.	36,900	313
NTN Corp.	162,900	471
Obayashi Corp.	10,300	103
Secom Co. Ltd.	4,300	393
Sojitz Corp.	119,000	370
Sumitomo Corp.	58,700	919
Sumitomo Heavy Industries Ltd.	4,400	131
Tobu Railway Co. Ltd.	7,200	234
Tokyu Corp.	16,100	303
Toppan Printing Co. Ltd.	32,300	574
Toshiba Corp.	21,000	642
Toyota Tsusho Corp.	9,000	292
West Japan Railway Co.	10,800	914
		22,337
INFORMATION TECHNOLOGY 3.4%

Brother Industries Ltd.	15,100	275
Canon Marketing Japan, Inc.	4,700	100
Canon, Inc.	51,850	1,387
Citizen Watch Co. Ltd.	23,000	113
FUJIFILM Holdings Corp.	31,700	1,396
Fujitsu Ltd.	25,500	2,050
Hitachi Ltd.	104,800	3,925
Ibiden Co. Ltd.	16,700	337
Japan Display, Inc. (a)(c)	623,200	349
Konica Minolta, Inc.	101,000	707
Kyocera Corp.	8,700	543
Mixi, Inc.	4,500	95
Murata Manufacturing Co. Ltd.	5,600	271
NEC Corp.	40,200	1,700
Nippon Electric Glass Co. Ltd.	6,000	134
NTT Data Corp.	11,500	149
Oki Electric Industry Co. Ltd.	26,900	367
Omron Corp.	2,000	110
Ricoh Co. Ltd.	137,600	1,245
Rohm Co. Ltd.	1,900	147
Seiko Epson Corp.	15,800	224
TDK Corp.	4,900	443
Tokyo Electron Ltd.	1,000	192

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

Toshiba TEC Corp.	3,600	107
		16,366
MATERIALS 1.6%

Asahi Kasei Corp.	48,100	477
Daicel Corp.	17,600	150
DIC Corp.	8,600	240
Hitachi Chemical Co. Ltd.	4,100	134
JFE Holdings, Inc.	28,600	346
Kaneka Corp.	6,700	210
Kobe Steel Ltd.	86,900	467
Kuraray Co. Ltd.	12,400	153
Mitsubishi Chemical Holdings Corp.	147,600	1,058
Mitsubishi Materials Corp.	9,700	263
Mitsui Chemicals, Inc.	4,500	101
Mitsui Mining & Smelting Co. Ltd.	4,600	110
Nippon Light Metal Holdings Co. Ltd.	186,300	336
Nippon Paper Industries Co. Ltd. 'L'	28,418	464
Nippon Steel Corp.	17,300	242
Nitto Denko Corp.	2,400	116
Oji Holdings Corp.	45,400	213
Rengo Co. Ltd.	16,200	117
Shin-Etsu Chemical Co. Ltd.	1,400	151
Sumitomo Chemical Co. Ltd. (c)	168,300	760
Taiheiyo Cement Corp.	8,100	218
Teijin Ltd.	24,500	473
Toray Industries, Inc.	14,300	107
Tosoh Corp.	7,100	95
Toyo Seikan Group Holdings Ltd.	21,200	331
Toyobo Co. Ltd.	16,900	223
Ube Industries Ltd.	8,200	167
		7,722
REAL ESTATE 0.2%

Daiwa House Industry Co. Ltd.	8,800	286
Mitsubishi Estate Co. Ltd.	6,800	132
Mitsui Fudosan Co. Ltd.	10,900	271
Nomura Real Estate Holdings, Inc.	10,700	232
Tokyu Fudosan Holdings Corp.	30,000	192
		1,113
UTILITIES 1.9%

Chubu Electric Power Co., Inc.	86,500	1,255
Chugoku Electric Power Co., Inc. (c)	60,600	780
Electric Power Development Co. Ltd. 'C'	14,200	324
Hokkaido Electric Power Co., Inc.	54,400	287
Hokuriku Electric Power Co.	39,488	266
Kansai Electric Power Co., Inc.	90,300	1,011
Kyushu Electric Power Co., Inc.	73,000	690
Osaka Gas Co. Ltd.	11,100	213
Shikoku Electric Power Co., Inc.	30,100	284
Toho Gas Co. Ltd.	2,400	92
Tohoku Electric Power Co., Inc.	59,100	578
Tokyo Electric Power Co. Holdings, Inc. (a)	612,300	3,003
Tokyo Gas Co. Ltd.	13,200	334
		9,117
Total Japan		125,322

LUXEMBOURG 0.2%

COMMUNICATION SERVICES 0.2%

Millicom International Cellular S.A.	2,537	123
RTL Group S.A.	8,434	405
SES S.A.	25,109	458
		986
MATERIALS 0.0%

ArcelorMittal	14,984	211

Total Luxembourg		1,197

MACAU 0.0%

CONSUMER DISCRETIONARY 0.0%

Sands China Ltd.	23,600	106

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

Wynn Macau Ltd.	45,600	89
		195
Total Macau		195

NETHERLANDS 2.8%

COMMUNICATION SERVICES 0.2%

Koninklijke KPN NV	235,510	734
VEON Ltd. ADR	185,164	444
		1,178
CONSUMER STAPLES 0.4%

Heineken Holding NV	4,671	465
Koninklijke Ahold Delhaize NV	66,086	1,652
		2,117
ENERGY 1.0%

Royal Dutch Shell PLC 'A'	159,072	4,665

FINANCIALS 0.5%

ABN AMRO Bank NV	5,290	93
Aegon NV	132,061	549
ASR Nederland NV	10,392	384
ING Groep NV	88,831	928
NN Group NV	9,095	322
		2,276
HEALTH CARE 0.2%

Koninklijke Philips NV	26,178	1,210

INDUSTRIALS 0.4%

Arcadis NV	11,634	217
Boskalis Westminster	8,582	179
Signify NV	36,035	990
Wolters Kluwer NV	6,162	450
		1,836
MATERIALS 0.1%

Akzo Nobel NV	4,152	370
Koninklijke DSM NV	1,616	195
		565
Total Netherlands		13,847

NEW ZEALAND 0.2%

COMMUNICATION SERVICES 0.1%

Spark New Zealand Ltd.	142,927	395

MATERIALS 0.1%

Fletcher Building Ltd.	99,646	321

UTILITIES 0.0%

Contact Energy Ltd.	34,615	185
Total New Zealand		901

NORWAY 0.8%

COMMUNICATION SERVICES 0.1%

Telenor ASA	28,961	581
CONSUMER STAPLES 0.1%
Mowi ASA	15,737	363
Orkla ASA	22,486	205
		568
ENERGY 0.4%

Equinor ASA	85,038	1,611

FINANCIALS 0.1%

DNB ASA	22,208	391

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

MATERIALS 0.1%

Norsk Hydro ASA	30,337	107
Yara International ASA	10,810	466
		573
Total Norway		3,724

PORTUGAL 0.3%

MATERIALS 0.0%

Navigator Co. S.A.	39,841	142

UTILITIES 0.3%

EDP - Energias de Portugal S.A.	331,818	1,288
Total Portugal		1,430

SINGAPORE 0.8%

COMMUNICATION SERVICES 0.1%

Singapore Press Holdings Ltd.	74,400	112
Singapore Telecommunications Ltd.	159,000	357
		469
CONSUMER STAPLES 0.1%

Wilmar International Ltd.	67,200	181

FINANCIALS 0.3%

DBS Group Holdings Ltd.	36,010	652
Oversea-Chinese Banking Corp. Ltd.	49,900	392
United Overseas Bank Ltd.	30,200	561
		1,605
INDUSTRIALS 0.3%

ComfortDelGro Corp. Ltd.	194,900	339
Keppel Corp. Ltd.	86,400	371
Sembcorp Industries Ltd.	98,500	148
Singapore Airlines Ltd.	72,767	481
		1,339
REAL ESTATE 0.0%

CapitaLand Ltd.	37,400	96
Total Singapore		3,690

SOUTH AFRICA 0.1%

CONSUMER DISCRETIONARY 0.0%

Steinhoff International Holdings NV 'H' (c)	1,568,493	104

FINANCIALS 0.1%

Investec PLC	37,711	194
Total South Africa		298

SPAIN 4.4%

COMMUNICATION SERVICES 0.8%

Telefonica S.A.	530,261	4,052

CONSUMER DISCRETIONARY 0.0%

Industria de Diseno Textil S.A.	5,007	155

ENERGY 0.2%

Repsol S.A.	72,822	1,135

FINANCIALS 1.6%

Banco Bilbao Vizcaya Argentaria S.A.	270,821	1,410
Banco de Sabadell S.A.	579,543	562
Banco Santander S.A.	1,345,272	5,474

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

Mapfre S.A.	144,283	388
		7,834
INDUSTRIALS 0.5%

Abengoa S.A. 'B' (a)	226,011	2
ACS Actividades de Construccion Y Servicios S.A.	34,483	1,378
Ferrovial S.A.	22,017	636
Obrascon Huarte Lain S.A. (c)	150,710	174
		2,190

UTILITIES 1.3%

Acciona S.A.	4,362	462
Enagas S.A.	4,875	113
Endesa S.A.	59,360	1,561
Iberdrola S.A.	277,399	2,883
Naturgy Energy Group S.A.	38,186	1,013
Red Electrica Corp. S.A.	7,653	155
		6,187
Total Spain		21,553

SWEDEN 1.5%

COMMUNICATION SERVICES 0.2%
Tele2 AB 'B'	13,533	201
Telia Co. AB	185,011	828
		1,029
CONSUMER DISCRETIONARY 0.3%
Electrolux AB 'B'	11,667	277
Hennes & Mauritz AB 'B'	57,155	1,108
		1,385
CONSUMER STAPLES 0.0%

Swedish Match AB	4,622	191
FINANCIALS 0.3%
Skandinaviska Enskilda Banken AB 'A'	80,585	740
Svenska Handelsbanken AB 'A'	49,694	465
Swedbank AB 'A'	39,771	573
		1,778
HEALTH CARE 0.1%

Getinge AB 'B'	24,560	343
INDUSTRIALS 0.3%
Atlas Copco AB 'A'	3,653	112
Sandvik AB	17,391	271
Securitas AB 'B'	9,212	141
Skanska AB 'B'	12,590	255
SKF AB 'B'	19,433	321
Volvo AB 'B'	15,609	219
		1,319
INFORMATION TECHNOLOGY 0.3%

Telefonaktiebolaget LM Ericsson 'B'	171,668	1,371
Total Sweden		7,416
SWITZERLAND 6.5%
COMMUNICATION SERVICES 0.1%
Swisscom AG	851	420
CONSUMER DISCRETIONARY 0.2%
Cie Financiere Richemont S.A.	3,424	251
Dufry AG	1,942	163
Garmin Ltd.	4,277	362
Swatch Group AG	572	152
		928
CONSUMER STAPLES 1.3%

Aryzta AG (a)	74,666	57

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

Nestle S.A.	56,174	6,092
		6,149
FINANCIALS 2.3%

Baloise Holding AG	2,003	359
Credit Suisse Group AG	55,528	679
Helvetia Holding AG	3,760	519
Swiss Life Holding AG	3,422	1,636
Swiss Re AG	26,041	2,717
UBS Group AG	134,185	1,524
Zurich Insurance Group AG	9,858	3,776
		11,210
HEALTH CARE 1.9%

Alcon, Inc. (a)	6,240	364
Novartis AG	49,902	4,331
Roche Holding AG	15,696	4,570
		9,265
INDUSTRIALS 0.4%

ABB Ltd.	63,791	1,255
Adecco Group AG	11,355	628
Kuehne + Nagel International AG	1,196	176
SGS S.A.	69	171
		2,230
INFORMATION TECHNOLOGY 0.1%

TE Connectivity Ltd.	2,953	275
MATERIALS 0.2%
Glencore PLC	182,243	549
LafargeHolcim Ltd.	14,300	704
		1,253
Total Switzerland		31,730

UNITED KINGDOM 12.6%

COMMUNICATION SERVICES 1.1%

BT Group PLC	468,493	1,028
Inmarsat PLC	26,458	190
ITV PLC	137,894	213
Pearson PLC	71,567	649
Vodafone Group PLC	1,038,327	2,069
WPP PLC	106,761	1,337
		5,486
CONSUMER DISCRETIONARY 1.3%

Barratt Developments PLC	15,076	120
Berkeley Group Holdings PLC	6,261	321
Burberry Group PLC	11,594	310
Compass Group PLC	46,187	1,189
Dixons Carphone PLC	90,663	132
Fiat Chrysler Automobiles NV	96,353	1,248
Greene King PLC	44,408	462
Inchcape PLC	36,445	283
InterContinental Hotels Group PLC	1,599	100
Kingfisher PLC	238,727	607
Marks & Spencer Group PLC	291,834	661
Next PLC	7,557	574
Thomas Cook Group PLC «(c)	642,254	0
Whitbread PLC	4,297	227
William Hill PLC	114,442	264
		6,498
CONSUMER STAPLES 1.6%

British American Tobacco PLC	29,541	1,091
Diageo PLC	29,189	1,192
Imperial Brands PLC	60,183	1,352
J Sainsbury PLC	251,845	680
Reckitt Benckiser Group PLC	10,813	844
Tate & Lyle PLC	32,454	294
Unilever NV	18,242	1,095
Unilever PLC	14,694	883

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

WM Morrison Supermarkets PLC	154,802	381
		7,812

ENERGY 0.9%

BP PLC	687,671	4,354
Petrofac Ltd.	18,201	89
		4,443
FINANCIALS 3.0%

3i Group PLC	17,995	258
Aviva PLC	283,626	1,392
Barclays PLC	1,313,270	2,420
CYBG PLC	153,836	217
Direct Line Insurance Group PLC	196,502	725
HSBC Holdings PLC	690,207	5,289
Legal & General Group PLC	157,753	481
Lloyds Banking Group PLC	3,188,527	2,114
Provident Financial PLC	24,738	124
Royal Bank of Scotland Group PLC	83,646	213
Standard Chartered PLC	161,076	1,352
Standard Life Aberdeen PLC	31,135	109
		14,694
HEALTH CARE 1.5%

AstraZeneca PLC	33,485	2,990
GlaxoSmithKline PLC	184,215	3,949
Smith & Nephew PLC	7,155	172
		7,111
INDUSTRIALS 1.4%

Aggreko PLC	25,970	265
BAE Systems PLC	177,262	1,241
Capita PLC (a)	291,279	519
CNH Industrial NV	38,313	390
easyJet PLC	8,592	121
Ferguson PLC	10,794	788
Firstgroup PLC (a)	77,926	132
G4S PLC	103,338	241
IMI PLC	12,577	148
International Consolidated Airlines Group S.A.	63,225	369
Meggitt PLC	45,847	358
National Express Group PLC	17,400	93
RELX PLC	14,422	343
Rolls-Royce Holdings PLC	56,232	546
Royal Mail PLC	297,229	772
Smiths Group PLC	5,874	113
Travis Perkins PLC	7,266	115
		6,554
INFORMATION TECHNOLOGY 0.0%

Micro Focus International PLC	4,544	64
Sage Group PLC	12,865	109
		173
MATERIALS 0.7%
Anglo American PLC	6,398	147
DS Smith PLC	23,950	106
Johnson Matthey PLC	2,642	99
Rio Tinto Ltd.	12,993	814
Rio Tinto PLC	43,202	2,246
		3,412
UTILITIES 1.1%

Centrica PLC	1,244,062	1,128
National Grid PLC	231,888	2,511
Pennon Group PLC	10,391	106
Severn Trent PLC	12,084	321
SSE PLC	56,664	867
United Utilities Group PLC	30,185	306
		5,239
Total United Kingdom		61,422

UNITED STATES 0.1%

CONSUMER DISCRETIONARY 0.0%

Samsonite International S.A.	48,600	103

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

HEALTH CARE 0.1%

Bausch Health Cos., Inc. (a)	20,311	444
Total United States		547
Total Common Stocks (Cost $443,312)		477,464

PREFERRED STOCKS 0.7%

GERMANY 0.7%

INDUSTRIALS 0.7%

Henkel AG & Co. KGaA	1,494	148
Schaeffler AG	54,502	418
Volkswagen AG	16,691	2,839
		3,405
Total Preferred Stocks (Cost $2,911)		3,405

REAL ESTATE INVESTMENT TRUSTS 0.8%

AUSTRALIA 0.2%

REAL ESTATE 0.2%

Mirvac Group	144,332	298
Scentre Group	34,653	92
Stockland	114,963	353
		743
Total Australia		743

CANADA 0.4%

REAL ESTATE 0.4%

Artis Real Estate Investment Trust (c)	31,381	298
Cominar Real Estate Investment Trust (c)	33,815	336
Dream Office Real Estate Investment Trust	15,168	339
H&R Real Estate Investment Trust	27,899	487
RioCan Real Estate Investment Trust	19,984	398
		1,858
Total Canada		1,858

FRANCE 0.1%

REAL ESTATE 0.1%

Klepierre S.A.	3,377	115
Unibail-Rodamco-Westfield	1,040	152
		267
Total France		267

HONG KONG 0.0%

REAL ESTATE 0.0%

Link REIT	16,500	182
Total Hong Kong		182

UNITED KINGDOM 0.1%

REAL ESTATE 0.1%

British Land Co. PLC	26,280	189
Intu Properties PLC	155,398	85
Land Securities Group PLC	26,523	279
		553
Total United Kingdom		553
Total Real Estate Investment Trusts (Cost $3,667)		3,603

WARRANTS 0.0%

SPAIN 0.0%

INDUSTRIALS 0.0%

Abengoa S.A. 'B' - Exp. 03/31/2025	226,011	2

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

Total Warrants (Cost $0)		2

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (d) 0.1%		621

Total Short-Term Instruments (Cost $621)		621
Total Investments in Securities (Cost $450,511)		485,095

INVESTMENTS IN AFFILIATES 2.2%

SHORT-TERM INSTRUMENTS 2.2%

MUTUAL FUNDS 2.2%

PIMCO Government Money Market Fund (b)(c)	10,872,422	10,872
Total Short-Term Instruments (Cost $10,872)		10,872
Total Investments in Affiliates (Cost $10,872)		10,872
Total Investments 101.9% (Cost $461,383)		$495,967
Other Assets and Liabilities, net (1.9)%		(9,203)
Net Assets 100.0%		$486,764

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

(a)	Security did not produce income within the last twelve months.

(b)	Institutional Class Shares of each Fund.

(c)	Securities with an aggregate market value of $9,802 were out on loan in exchange for $10,872 of cash collateral as of September 30, 2019. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$621	U.S. Treasury Notes 2.250% due 03/31/2021	$(635)	$621	$621
Total Repurchase Agreements						$(635)	$621	$621

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Common Stocks
Australia
Communication Services	$0	$1,781	$0	$1,781
Consumer Discretionary	0	1,251	0	1,251
Consumer Staples	0	2,533	0	2,533
Energy	0	723	0	723
Financials	1,092	13,922	0	15,014
Health Care	0	390	0	390
Industrials	0	1,486	0	1,486
Materials	0	3,351	0	3,351
Real Estate	0	132	0	132
Utilities	0	308	0	308
Austria
Energy	0	245	0	245
Financials	0	709	0	709
Industrials	0	248	0	248
Materials	0	226	0	226
Belgium
Communication Services	0	558	0	558
Consumer Staples	0	719	0	719
Financials	0	1,674	0	1,674
Industrials	0	271	0	271
Materials	0	290	0	290
Canada
Communication Services	1,661	0	0	1,661
Consumer Discretionary	1,834	0	0	1,834
Consumer Staples	1,474	0	0	1,474
Energy	4,982	0	0	4,982
Financials	15,678	0	0	15,678
Industrials	5,533	0	0	5,533
Materials	1,063	0	0	1,063
Utilities	2,348	0	0	2,348
Denmark
Consumer Discretionary	0	157	0	157
Consumer Staples	0	394	0	394
Energy	0	83	0	83
Financials	0	260	0	260
Health Care	0	283	0	283
Industrials	0	1,638	0	1,638
Finland
Consumer Staples	0	135	0	135
Financials	0	1,704	0	1,704
Industrials	0	235	0	235
Information Technology	0	187	0	187
Materials	0	778	0	778
Utilities	0	255	0	255

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

France
Communication Services	0	4,894	0	4,894
Consumer Discretionary	150	3,790	0	3,940
Consumer Staples	1,289	2,950	0	4,239
Energy	0	4,233	0	4,233
Financials	0	12,301	0	12,301
Health Care	0	6,161	0	6,161
Industrials	0	9,188	0	9,188
Information Technology	0	738	0	738
Materials	0	217	0	217
Utilities	0	6,840	0	6,840
Germany
Communication Services	740	3,564	0	4,304
Consumer Discretionary	349	6,997	0	7,346
Consumer Staples	273	1,348	0	1,621
Financials	0	9,042	0	9,042
Health Care	0	4,245	0	4,245
Industrials	230	6,114	0	6,344
Information Technology	0	753	0	753
Materials	0	4,520	0	4,520
Utilities	0	4,619	0	4,619
Hong Kong
Communication Services	0	425	0	425
Consumer Discretionary	0	996	0	996
Financials	0	330	0	330
Industrials	180	794	0	974
Information Technology	0	340	0	340
Real Estate	0	4,798	0	4,798
Utilities	0	436	0	436
Ireland
Consumer Discretionary	191	0	0	191
Financials	0	378	0	378
Health Care	2,062	0	0	2,062
Industrials	549	446	0	995
Materials	0	990	0	990
Israel
Communication Services	0	273	0	273
Energy	0	81	0	81
Financials	0	2,217	0	2,217
Health Care	663	0	0	663
Materials	0	575	0	575
Italy
Communication Services	0	1,486	0	1,486
Energy	0	3,495	0	3,495
Financials	0	9,204	0	9,204
Industrials	0	639	0	639
Utilities	0	4,508	0	4,508
Japan
Communication Services	0	8,907	0	8,907
Consumer Discretionary	0	21,933	0	21,933
Consumer Staples	0	7,503	0	7,503
Energy	0	1,892	0	1,892
Financials	0	22,531	0	22,531
Health Care	0	5,901	0	5,901
Industrials	0	22,337	0	22,337
Information Technology	0	16,366	0	16,366
Materials	0	7,722	0	7,722
Real Estate	0	1,113	0	1,113
Utilities	0	9,117	0	9,117
Luxembourg
Communication Services	0	986	0	986
Materials	0	211	0	211
Macau
Consumer Discretionary	0	195	0	195
Netherlands
Communication Services	444	734	0	1,178
Consumer Staples	0	2,117	0	2,117
Energy	0	4,665	0	4,665
Financials	0	2,276	0	2,276
Health Care	0	1,210	0	1,210
Industrials	0	1,836	0	1,836
Materials	0	565	0	565
New Zealand
Communication Services	0	395	0	395
Materials	0	321	0	321
Utilities	0	185	0	185
Norway
Communication Services	0	581	0	581
Consumer Staples	0	568	0	568
Energy	0	1,611	0	1,611
Financials	0	391	0	391
Materials	0	573	0	573
Portugal
Materials	0	142	0	142
Utilities	0	1,288	0	1,288
Singapore

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2019 (Unaudited)

Communication Services	0	469	0	469
Consumer Staples	0	181	0	181
Financials	0	1,605	0	1,605
Industrials	0	1,339	0	1,339
Real Estate	0	96	0	96
South Africa
Consumer Discretionary	104	0	0	104
Financials	0	194	0	194
Spain
Communication Services	0	4,052	0	4,052
Consumer Discretionary	0	155	0	155
Energy	0	1,135	0	1,135
Financials	0	7,834	0	7,834
Industrials	0	2,190	0	2,190
Utilities	0	6,187	0	6,187
Sweden
Communication Services	0	1,029	0	1,029
Consumer Discretionary	0	1,385	0	1,385
Consumer Staples	0	191	0	191
Financials	0	1,778	0	1,778
Health Care	0	343	0	343
Industrials	0	1,319	0	1,319
Information Technology	0	1,371	0	1,371
Switzerland
Communication Services	0	420	0	420
Consumer Discretionary	362	566	0	928
Consumer Staples	0	6,149	0	6,149
Financials	0	11,210	0	11,210
Health Care	0	9,265	0	9,265
Industrials	0	2,230	0	2,230
Information Technology	275	0	0	275
Materials	0	1,253	0	1,253
United Kingdom
Communication Services	0	5,486	0	5,486
Consumer Discretionary	1,248	5,250	0	6,498
Consumer Staples	0	7,812	0	7,812
Energy	0	4,443	0	4,443
Financials	0	14,694	0	14,694
Health Care	0	7,111	0	7,111
Industrials	225	6,329	0	6,554
Information Technology	0	173	0	173
Materials	0	3,412	0	3,412
Utilities	106	5,133	0	5,239
United States
Consumer Discretionary	0	103	0	103
Health Care	444	0	0	444
Preferred Stocks
Germany
Industrials	0	3,405	0	3,405
Real Estate Investment Trusts
Australia
Real Estate	0	743	0	743
Canada
Real Estate	1,858	0	0	1,858
France
Real Estate	152	115	0	267
Hong Kong
Real Estate	0	182	0	182
United Kingdom
Real Estate	85	468	0	553
Warrants
Spain
Industrials	2	0	0	2
Short-Term Instruments
Repurchase Agreements	0	621	0	621
	$47,646	$437,449	$0	$485,095
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	10,872	0	0	10,872
Total Investments	$58,518	$437,449	$0	$495,967

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO RAE US Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤

COMMON STOCKS 98.0%

JERSEY, CHANNEL ISLANDS 0.0%

MATERIALS 0.0%

Amcor PLC	35,362	$345
Total Jersey, Channel Islands		345

LUXEMBOURG 0.1%

COMMUNICATION SERVICES 0.1%

Intelsat S.A. (a)	15,536	354
Total Luxembourg		354

SWITZERLAND 0.0%

FINANCIALS 0.0%

Chubb Ltd.	998	161
Total Switzerland		161

UNITED KINGDOM 0.3%

COMMUNICATION SERVICES 0.1%

Liberty Global PLC (a)	36,809	876

CONSUMER STAPLES 0.0%

Coca-Cola European Partners PLC	2,702	150

ENERGY 0.0%

Valaris PLC	22,951	110

FINANCIALS 0.1%

Aon PLC	1,570	304

INDUSTRIALS 0.0%

Pentair PLC	3,920	148

MATERIALS 0.1%

Linde PLC	2,323	450
Total United Kingdom		2,038

UNITED STATES 97.6%

COMMUNICATION SERVICES 8.4%

Alphabet, Inc. 'C' (a)	651	794
Altice USA, Inc. 'A' (a)	29,075	834
AT&T, Inc.	384,591	14,553
CBS Corp. NVDR 'B'	51,344	2,073
CenturyLink, Inc.	284,581	3,552
Charter Communications, Inc. 'A' (a)	1,458	601
Cinemark Holdings, Inc.	3,497	135
Comcast Corp. 'A'	164,527	7,417
Discovery, Inc. 'A' (a)	28,145	749
Fox Corp. 'A'	18,484	583
Frontier Communications Corp. (a)(c)	116,405	101
InterActiveCorp (a)	372	81
Interpublic Group of Cos., Inc.	34,400	742
Liberty Latin America Ltd. 'C' (a)	13,539	231
Liberty Media Corp-Liberty SiriusXM 'C' (a)	46,119	1,935
News Corp. 'A'	5,806	81
Omnicom Group, Inc.	17,215	1,348
Sprint Corp. (a)	178,559	1,102
T-Mobile US, Inc. (a)	8,726	687

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2019 (Unaudited)

TEGNA, Inc.	14,782	229
Telephone & Data Systems, Inc.	25,427	656
Verizon Communications, Inc.	241,977	14,606
Viacom, Inc. 'B'	135,261	3,250
Walt Disney Co.	65,677	8,559
		64,899
CONSUMER DISCRETIONARY 10.0%

Abercrombie & Fitch Co. 'A'	35,618	556
Adient PLC	25,720	591
Advance Auto Parts, Inc.	887	147
American Eagle Outfitters, Inc.	10,324	167
Ascena Retail Group, Inc. (a)(c)	60,944	16
AutoNation, Inc. (a)	13,766	698
AutoZone, Inc. (a)	463	502
Bed Bath & Beyond, Inc. (c)	229,654	2,443
Best Buy Co., Inc.	21,652	1,494
Big Lots, Inc.	16,000	392
CarMax, Inc. (a)	1,721	151
Carnival Corp.	14,452	632
Carter's, Inc.	1,715	156
Dick's Sporting Goods, Inc.	21,492	877
Dillard's, Inc. 'A' (c)	13,969	923
Dollar General Corp.	10,995	1,748
eBay, Inc.	41,578	1,621
Expedia Group, Inc.	3,130	421
Foot Locker, Inc.	9,648	416
Ford Motor Co.	395,188	3,620
Fossil Group, Inc. (a)	29,028	363
GameStop Corp. 'A' (c)	165,389	913
Gap, Inc.	48,805	847
General Motors Co.	158,128	5,927
Genuine Parts Co.	4,341	432
GNC Holdings, Inc. 'A' (a)(c)	81,257	174
Goodyear Tire & Rubber Co.	82,206	1,184
H&R Block, Inc.	8,966	212
Harley-Davidson, Inc.	4,575	165
Hasbro, Inc.	2,411	286
Home Depot, Inc.	31,067	7,208
International Game Technology PLC	10,258	146
JC Penney Co., Inc. (a)(c)	244,986	218
Kohl's Corp.	34,798	1,728
Kontoor Brands, Inc.	2,064	72
L Brands, Inc.	41,416	811
Las Vegas Sands Corp.	8,571	495
LKQ Corp. (a)	4,829	152
Lowe's Cos., Inc.	37,841	4,161
Macy's, Inc.	93,229	1,449
Mattel, Inc. (a)(c)	82,815	943
McDonald's Corp.	26,270	5,640
Michaels Cos., Inc. (a)	9,065	89
Newell Brands, Inc.	29,679	556
NIKE, Inc. 'B'	17,387	1,633
Nordstrom, Inc. (c)	32,644	1,099
O'Reilly Automotive, Inc. (a)	2,245	895
Office Depot, Inc.	232,858	409
PulteGroup, Inc.	18,373	672
PVH Corp.	1,332	117
Qurate Retail, Inc. (a)	67,500	696
Ralph Lauren Corp.	6,972	666
Royal Caribbean Cruises Ltd.	3,114	337
Sally Beauty Holdings, Inc. (a)	64,375	959
Signet Jewelers Ltd.	52,695	883
Six Flags Entertainment Corp.	3,427	174
Starbucks Corp.	6,841	605
Tapestry, Inc.	12,098	315
Target Corp.	61,962	6,624
TJX Cos., Inc.	24,221	1,350
Tractor Supply Co.	2,905	263
Tupperware Brands Corp.	15,949	253
Urban Outfitters, Inc. (a)	6,580	185
VF Corp.	8,975	799
Visteon Corp. (a)	17,859	1,474
Wendy's Co.	28,259	565
Whirlpool Corp.	6,724	1,065
Williams-Sonoma, Inc.	4,454	303
Wyndham Destinations, Inc.	11,701	538
Yum! Brands, Inc.	18,340	2,080
		76,701
CONSUMER STAPLES 10.0%

Altria Group, Inc.	51,311	2,099
Archer-Daniels-Midland Co.	52,324	2,149
Bunge Ltd.	15,408	872

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2019 (Unaudited)

Campbell Soup Co.	7,850	368
Church & Dwight Co., Inc.	1,899	143
Clorox Co.	944	143
Coca-Cola Co.	108,225	5,892
Colgate-Palmolive Co.	24,868	1,828
Costco Wholesale Corp.	5,663	1,632
General Mills, Inc.	36,028	1,986
Herbalife Nutrition Ltd. (a)	20,061	760
Hershey Co.	2,138	331
Ingredion, Inc.	1,790	146
JM Smucker Co.	4,779	526
Kellogg Co.	1,388	89
Kimberly-Clark Corp.	10,530	1,496
Kraft Heinz Co.	33,243	929
Kroger Co.	203,643	5,250
Molson Coors Brewing Co.	7,748	446
Mondelez International, Inc. 'A'	80,531	4,455
Nu Skin Enterprises, Inc. 'A'	5,693	242
PepsiCo, Inc.	60,410	8,282
Philip Morris International, Inc.	65,999	5,011
Procter & Gamble Co.	112,166	13,951
Rite Aid Corp. (a)(c)	50,532	351
Spectrum Brands Holdings, Inc.	9,626	507
Sysco Corp.	13,704	1,088
U.S. Foods Holding Corp. (a)	31,825	1,308
Wal-Mart Stores, Inc.	105,848	12,562
Walgreens Boots Alliance, Inc.	36,196	2,002
		76,844
ENERGY 5.8%

Antero Resources Corp. (a)	136,024	411
Apache Corp.	21,095	540
Baker Hughes a GE Co.	5,958	138
Chesapeake Energy Corp. (a)(c)	432,780	610
Chevron Corp.	62,761	7,444
ConocoPhillips	37,383	2,130
CVR Energy, Inc.	6,658	293
Diamond Offshore Drilling, Inc. (a)(c)	78,362	436
Exxon Mobil Corp.	206,051	14,549
Helmerich & Payne, Inc.	2,741	110
Hess Corp.	21,151	1,279
HollyFrontier Corp.	17,433	935
Kinder Morgan, Inc.	158,893	3,275
Marathon Oil Corp.	43,706	536
Marathon Petroleum Corp.	18,175	1,104
Murphy Oil Corp.	42,524	940
Nabors Industries Ltd.	204,939	383
National Oilwell Varco, Inc.	30,713	651
Noble Energy, Inc.	5,525	124
Occidental Petroleum Corp.	38,280	1,702
Oceaneering International, Inc. (a)	25,915	351
PBF Energy, Inc. 'A'	9,272	252
Phillips 66	21,227	2,174
Schlumberger Ltd.	11,797	403
Transocean Ltd.	226,301	1,012
Valero Energy Corp.	29,930	2,551
Whiting Petroleum Corp. (a)	7,431	60
Williams Cos., Inc.	17,727	427
		44,820
FINANCIALS 17.1%

Aflac, Inc.	35,802	1,873
Allstate Corp.	21,813	2,371
Ally Financial, Inc.	150,195	4,980
American Express Co.	38,974	4,610
American International Group, Inc.	240,790	13,412
Ameriprise Financial, Inc.	10,634	1,564
Assurant, Inc.	7,286	917
Bank of America Corp.	187,840	5,479
Bank of New York Mellon Corp.	42,875	1,938
BB&T Corp.	23,385	1,248
Berkshire Hathaway, Inc. 'B' (a)	31,122	6,474
BlackRock, Inc.	1,056	471
Brighthouse Financial, Inc. (a)	13,392	542
Capital One Financial Corp.	62,732	5,707
CIT Group, Inc.	29,192	1,323
Citigroup, Inc.	157,600	10,887
Citizens Financial Group, Inc.	16,941	599
CNO Financial Group, Inc.	37,945	601
Discover Financial Services	47,922	3,886
Fifth Third Bancorp	45,343	1,242
Franklin Resources, Inc.	43,323	1,250
Genworth Financial, Inc. 'A' (a)	132,397	583
Goldman Sachs Group, Inc.	13,134	2,722

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2019 (Unaudited)

Hartford Financial Services Group, Inc.	18,160	1,101
Invesco Ltd.	52,354	887
Jefferies Financial Group, Inc.	20,140	371
JPMorgan Chase & Co.	100,728	11,855
Legg Mason, Inc.	40,439	1,544
Lincoln National Corp.	12,072	728
Loews Corp.	17,711	912
M&T Bank Corp.	1,348	213
MetLife, Inc.	44,248	2,087
Navient Corp.	98,982	1,267
New York Community Bancorp, Inc.	71,717	900
Old Republic International Corp.	6,479	153
OneMain Holdings, Inc.	16,213	595
PNC Financial Services Group, Inc.	11,657	1,634
Prudential Financial, Inc.	15,969	1,436
Regions Financial Corp.	38,097	603
Reinsurance Group of America, Inc.	878	140
Santander Consumer USA Holdings, Inc.	45,395	1,158
SLM Corp.	22,588	199
State Street Corp.	24,757	1,465
SunTrust Banks, Inc.	11,184	769
Synchrony Financial	32,716	1,115
Travelers Cos., Inc.	37,464	5,571
U.S. Bancorp	67,285	3,724
Voya Financial, Inc.	47,820	2,603
Wells Fargo & Co.	251,118	12,666
White Mountains Insurance Group Ltd.	593	640
		131,015
HEALTH CARE 11.8%

Abbott Laboratories	16,043	1,342
AbbVie, Inc.	26,732	2,024
Allergan PLC	19,013	3,200
Amgen, Inc.	21,230	4,108
Anthem, Inc.	13,695	3,288
Bausch Health Cos., Inc. (a)	69,579	1,520
Bristol-Myers Squibb Co.	26,552	1,346
Brookdale Senior Living, Inc. (a)	78,753	597
Cardinal Health, Inc.	28,840	1,361
Celgene Corp. (a)	12,974	1,288
Cigna Corp.	13,049	1,981
Community Health Systems, Inc. (a)	54,271	195
Covetrus, Inc. (a)	732	9
CVS Health Corp.	129,493	8,167
DaVita, Inc. (a)	12,998	742
Eli Lilly & Co.	13,172	1,473
Encompass Health Corp.	4,173	264
Gilead Sciences, Inc.	107,778	6,831
HCA Healthcare, Inc.	40,601	4,889
Henry Schein, Inc. (a)	4,217	268
Humana, Inc.	3,747	958
Johnson & Johnson	71,309	9,226
Mallinckrodt PLC (a)(c)	68,944	166
McKesson Corp.	10,150	1,387
MEDNAX, Inc. (a)	27,152	614
Merck & Co., Inc.	150,194	12,643
Mylan NV (a)	20,969	415
Patterson Cos., Inc.	23,034	411
Pfizer, Inc.	375,633	13,497
Quest Diagnostics, Inc.	8,172	875
Tenet Healthcare Corp. (a)	58,105	1,285
United Therapeutics Corp. (a)	6,322	504
UnitedHealth Group, Inc.	13,425	2,918
Universal Health Services, Inc. 'B'	7,306	1,087
		90,879
INDUSTRIALS 8.4%

3M Co.	13,246	2,178
AGCO Corp.	6,861	519
Alaska Air Group, Inc.	8,715	566
Allison Transmission Holdings, Inc.	6,223	293
American Airlines Group, Inc.	149,855	4,042
Arcosa, Inc.	3,012	103
Avis Budget Group, Inc. (a)	57,269	1,618
Boeing Co.	4,194	1,596
Caterpillar, Inc.	2,940	371
Colfax Corp. (a)	6,114	178
CSX Corp.	11,700	810
Cummins, Inc.	6,383	1,038
Deere & Co.	10,241	1,727
Delta Air Lines, Inc.	13,399	772
Dover Corp.	1,451	145
Eaton Corp. PLC	18,369	1,527
Emerson Electric Co.	30,723	2,054

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2019 (Unaudited)

Expeditors International of Washington, Inc.	2,644	196
FedEx Corp.	7,022	1,022
Flowserve Corp.	10,948	511
Fluor Corp.	17,750	340
Fortune Brands Home & Security, Inc.	2,638	144
General Dynamics Corp.	5,429	992
General Electric Co.	1,528,879	13,668
Genesee & Wyoming, Inc. 'A' (a)	1,521	168
HD Supply Holdings, Inc. (a)	3,695	145
Hertz Global Holdings, Inc. (a)	119,094	1,648
Honeywell International, Inc.	9,907	1,676
Illinois Tool Works, Inc.	10,238	1,602
Ingersoll-Rand PLC	2,710	334
JetBlue Airways Corp. (a)	42,529	712
Johnson Controls International PLC	3,580	157
Lockheed Martin Corp.	1,179	460
Macquarie Infrastructure Corp.	7,724	305
ManpowerGroup, Inc.	11,390	960
Neilsen Holdings PLC	41,991	892
Norfolk Southern Corp.	7,779	1,398
Northrop Grumman Corp.	4,906	1,839
Owens Corning	2,633	166
PACCAR, Inc.	2,490	174
Pitney Bowes, Inc.	92,893	425
Raytheon Co.	5,419	1,063
Republic Services, Inc.	1,812	157
Robert Half International, Inc.	5,538	308
Ryder System, Inc.	16,819	871
Southwest Airlines Co.	8,737	472
Stanley Black & Decker, Inc.	838	121
Trinity Industries, Inc.	7,939	156
Union Pacific Corp.	26,027	4,216
United Airlines Holdings, Inc. (a)	13,276	1,174
United Parcel Service, Inc. 'B'	633	76
United Rentals, Inc. (a)	1,233	154
United Technologies Corp.	32,268	4,405
Waste Management, Inc.	5,816	669
WESCO International, Inc. (a)	8,915	426
WW Grainger, Inc.	2,918	867
		64,606
INFORMATION TECHNOLOGY 17.3%

Activision Blizzard, Inc.	13,028	689
Alliance Data Systems Corp.	1,093	140
Amdocs Ltd.	8,662	573
Apple, Inc.	133,573	29,916
Applied Materials, Inc.	16,066	802
Arrow Electronics, Inc. (a)	17,302	1,290
Avaya Holdings Corp. (a)	21,673	222
Avnet, Inc.	29,093	1,294
Booz Allen Hamilton Holding Corp.	17,059	1,212
Cisco Systems, Inc.	106,402	5,257
Citrix Systems, Inc.	2,448	236
Conduent, Inc. (a)	26,470	165
Corning, Inc.	138,798	3,958
Dell Technologies, Inc. 'C' (a)	3,179	165
DXC Technology Co.	6,993	206
F5 Networks, Inc. (a)	3,789	532
First Solar, Inc. (a)	3,117	181
Fiserv, Inc. (a)	7,536	781
Flex Ltd. (a)	71,285	746
Hewlett Packard Enterprise Co.	229,709	3,485
HP, Inc.	54,547	1,032
Intel Corp.	196,160	10,108
International Business Machines Corp.	128,419	18,675
Intuit, Inc.	1,471	391
Jabil, Inc.	31,108	1,113
Juniper Networks, Inc.	55,503	1,374
KLA Corp.	7,511	1,198
Leidos Holdings, Inc.	1,889	162
Micron Technology, Inc. (a)	3,337	143
Microsoft Corp.	93,626	13,017
Motorola Solutions, Inc.	14,227	2,424
NCR Corp. (a)	11,924	376
NetApp, Inc.	24,151	1,268
Oracle Corp.	119,650	6,584
Qorvo, Inc. (a)	1,990	148
QUALCOMM, Inc.	130,778	9,976
Seagate Technology PLC	77,504	4,169
Symantec Corp.	73,765	1,743
Teradata Corp. (a)	21,943	680
Texas Instruments, Inc.	15,175	1,961
Western Digital Corp.	24,134	1,439
Western Union Co.	66,013	1,530
Xerox Holdings Corp.	49,289	1,474

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2019 (Unaudited)

Xilinx, Inc.	4,917	472
		133,307
MATERIALS 1.7%
Alcoa Corp. (a)	14,547	292
Ashland Global Holdings, Inc.	3,651	281
CF Industries Holdings, Inc.	5,634	277
Domtar Corp.	16,128	578
Eastman Chemical Co.	7,110	525
International Paper Co.	28,667	1,199
LyondellBasell Industries NV 'A'	52,738	4,719
Mosaic Co.	77,464	1,588
Newmont Goldcorp Corp.	9,132	346
PPG Industries, Inc.	12,440	1,474
Reliance Steel & Aluminum Co.	6,420	640
RPM International, Inc.	2,244	154
Sealed Air Corp.	21,495	892
WestRock Co.	2,662	97
		13,062
REAL ESTATE 0.0%

Jones Lang LaSalle, Inc.	976	136

UTILITIES 7.1%

AES Corp.	185,725	3,035
Ameren Corp.	22,605	1,809
American Electric Power Co., Inc.	37,274	3,492
CenterPoint Energy, Inc.	35,749	1,079
CMS Energy Corp.	11,338	725
Consolidated Edison, Inc.	34,421	3,252
Dominion Energy, Inc.	6,363	516
DTE Energy Co.	5,849	778
Duke Energy Corp.	74,118	7,105
Edison International	35,985	2,714
Entergy Corp.	31,074	3,647
Eversource Energy	18,605	1,590
Exelon Corp.	114,626	5,538
FirstEnergy Corp.	46,260	2,231
Hawaiian Electric Industries, Inc.	9,337	426
MDU Resources Group, Inc.	14,821	418
NextEra Energy, Inc.	6,358	1,481
NiSource, Inc.	3,007	90
NRG Energy, Inc.	4,618	183
OGE Energy Corp.	3,816	173
Pinnacle West Capital Corp.	10,436	1,013
Portland General Electric Co.	5,097	287
PPL Corp.	81,513	2,567
Public Service Enterprise Group, Inc.	34,531	2,144
Sempra Energy	1,097	162
Southern Co.	54,114	3,343
UGI Corp.	9,618	483
Vistra Energy Corp.	53,246	1,423
WEC Energy Group, Inc.	4,556	433
Xcel Energy, Inc.	32,332	2,098
		54,235
Total United States		750,504
Total Common Stocks (Cost $576,707)		753,402

REAL ESTATE INVESTMENT TRUSTS 1.3%

UNITED STATES 1.3%

FINANCIALS 0.1%

Annaly Capital Management, Inc.	57,018	502
Chimera Investment Corp.	11,610	227
		729
REAL ESTATE 1.2%

Boston Properties, Inc.	2,341	304
Brixmor Property Group, Inc.	20,929	425
Colony Capital, Inc.	56,947	343
CoreCivic, Inc.	28,014	484
Equity Residential	8,296	715
HCP, Inc.	27,242	971
Host Hotels & Resorts, Inc.	27,342	473
Iron Mountain, Inc.	5,961	193
Kimco Realty Corp.	15,220	318
Omega Healthcare Investors, Inc.	8,391	351
Park Hotels & Resorts, Inc.	13,016	325

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2019 (Unaudited)

Senior Housing Properties Trust	73,676	682
Service Properties Trust	24,502	632
SL Green Realty Corp.	3,031	248
Ventas, Inc.	17,816	1,301
VEREIT, Inc.	46,019	450
Welltower, Inc.	15,296	1,386
		9,601
Total Real Estate Investment Trusts (Cost $9,332)		10,330

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (d) 0.6%		4,330

Total Short-Term Instruments (Cost $4,330)		4,330
Total Investments in Securities (Cost $590,369)		768,062

INVESTMENTS IN AFFILIATES 1.1%

SHORT-TERM INSTRUMENTS 1.1%

MUTUAL FUNDS 1.1%

PIMCO Government Money Market Fund (b)(c)	8,411,389	8,411
Total Short-Term Instruments (Cost $8,411)		8,411
Total Investments in Affiliates (Cost $8,411)		8,411
Total Investments 101.0% (Cost $598,780)		$776,473
Other Assets and Liabilities, net (1.0)%		(7,688)
Net Assets 100.0%		$768,785

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $8,121 were out on loan in exchange for $8,411 of cash collateral as of September 30, 2019.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$4,330	U.S. Treasury Notes 2.250% due 03/31/2021	$(4,418)	$4,330	$4,330
Total Repurchase Agreements						$(4,418)	$4,330	$4,330

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Common Stocks
Jersey, Channel Islands
Materials	$345	$0	$0	$345
Luxembourg
Communication Services	354	0	0	354
Switzerland
Financials	161	0	0	161
United Kingdom
Communication Services	876	0	0	876
Consumer Staples	150	0	0	150
Energy	110	0	0	110
Financials	304	0	0	304
Industrials	148	0	0	148
Materials	450	0	0	450
United States
Communication Services	64,899	0	0	64,899
Consumer Discretionary	76,701	0	0	76,701
Consumer Staples	76,844	0	0	76,844
Energy	44,820	0	0	44,820
Financials	131,015	0	0	131,015
Health Care	90,879	0	0	90,879
Industrials	64,606	0	0	64,606
Information Technology	133,307	0	0	133,307
Materials	13,062	0	0	13,062
Real Estate	136	0	0	136
Utilities	54,235	0	0	54,235
Real Estate Investment Trusts
United States
Financials	729	0	0	729
Real Estate	9,601	0	0	9,601
Short-Term Instruments
Repurchase Agreements	0	4,330	0	4,330
	$763,732	$4,330	$0	$768,062
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	8,411	0	0	8,411
Total Investments	$772,143	$4,330	$0	$776,473

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO RAE US Small Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1% ¤
COMMON STOCKS 85.2%
LUXEMBOURG 0.0%
MATERIALS 0.0%
Orion Engineered Carbons S.A.	2,858	$48
Total Luxembourg		48
UNITED KINGDOM 0.2%
CONSUMER DISCRETIONARY 0.0%
Delphi Technologies PLC	6,853	92
CONSUMER STAPLES 0.1%
Nomad Foods Ltd. (a)	7,217	148
INFORMATION TECHNOLOGY 0.0%
Cardtronics PLC 'A' (a)	697	21
MATERIALS 0.1%
Tronox Holdings PLC 'A'	9,620	80
Venator Materials PLC (a)	7,359	18
		98
Total United Kingdom		359
UNITED STATES 85.0%
COMMUNICATION SERVICES 3.4%
AMC Entertainment Holdings, Inc. 'A' (c)	28,669	307
AMC Networks, Inc. 'A' (a)	4,254	209
ATN International, Inc.	1,590	93
Cars.com, Inc. (a)	17,203	154
Cincinnati Bell, Inc. (a)	12,764	65
Cinemark Holdings, Inc.	9,025	349
Cogent Communications Holdings, Inc.	3,151	174
comScore, Inc. (a)(c)	8,830	17
Consolidated Communications Holdings, Inc.	37,851	180
Entercom Communications Corp. 'A'	3,268	11
EW Scripps Co. 'A'	3,898	52
Gannett Co., Inc.	42,372	455
Gray Television, Inc. (a)	7,715	126
IDT Corp. 'B' (a)	4,234	45
Iridium Communications, Inc. (a)	15,085	321
John Wiley & Sons, Inc. 'A'	7,698	338
Liberty TripAdvisor Holdings, Inc. 'A' (a)	9,841	93
Lions Gate Entertainment Corp. 'A'	5,448	50
Marcus Corp.	2,060	76
MDC Partners, Inc. 'A' (a)	8,296	23
Meredith Corp.	6,020	221
MSG Networks, Inc. 'A' (a)	2,753	45
National CineMedia, Inc.	12,264	100
New Media Investment Group, Inc. (c)	8,149	72
Nexstar Media Group, Inc. 'A'	498	51
NII Holdings, Inc. (a)	63,507	124
Scholastic Corp.	5,060	191
Shenandoah Telecommunications Co.	1,920	61
Sinclair Broadcast Group, Inc. 'A'	11,558	494
Spok Holdings, Inc.	2,760	33
TechTarget, Inc. (a)	882	20
TEGNA, Inc.	22,291	346
Tribune Publishing Co.	6,489	56
Vonage Holdings Corp. (a)	16,067	181
WideOpenWest, Inc. (a)	5,927	36
Yelp, Inc. (a)	3,441	120

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2019 (Unaudited)

Zynga, Inc. 'A' (a)	12,217	71
		5,360
CONSUMER DISCRETIONARY 16.8%

1-800-Flowers.com, Inc. 'A' (a)	2,107	31
Aaron's, Inc.	14,069	904
Abercrombie & Fitch Co. 'A'	18,220	284
Acushnet Holdings Corp.	4,477	118
Adtalem Global Education, Inc. (a)	6,098	232
America's Car-Mart, Inc. (a)	533	49
American Axle & Manufacturing Holdings, Inc. (a)	13,971	115
American Eagle Outfitters, Inc.	10,470	170
American Outdoor Brands Corp. (a)	16,968	99
American Public Education, Inc. (a)	1,120	25
Asbury Automotive Group, Inc. (a)	7,199	737
At Home Group, Inc. (a)	2,991	29
Barnes & Noble Education, Inc. (a)	11,382	36
Bassett Furniture Industries, Inc.	1,083	17
Beazer Homes USA, Inc. (a)	5,983	89
Big Lots, Inc.	12,862	315
BJ's Restaurants, Inc.	2,678	104
Bloomin' Brands, Inc.	19,523	370
Boot Barn Holdings, Inc. (a)	585	20
Boyd Gaming Corp.	8,317	199
Brinker International, Inc.	17,747	757
Buckle, Inc.	10,003	206
Caleres, Inc.	8,137	190
Callaway Golf Co.	4,165	81
Camping World Holdings, Inc. 'A'	934	8
Career Education Corp. (a)	8,954	142
Carrols Restaurant Group, Inc. (a)	7,136	59
Carter's, Inc.	1,795	164
Cato Corp. 'A'	7,748	136
Cavco Industries, Inc. (a)	164	31
Cheesecake Factory, Inc.	6,314	263
Chegg, Inc. (a)	1,222	37
Chico's FAS, Inc.	121,710	490
Children's Place, Inc.	1,207	93
Churchill Downs, Inc.	1,629	201
Citi Trends, Inc.	1,417	26
Conn's, Inc. (a)	3,175	79
Container Store Group, Inc. (a)	6,688	30
Cooper Tire & Rubber Co.	15,873	415
Cooper-Standard Holding, Inc. (a)	4,198	172
Core-Mark Holding Co., Inc.	5,070	163
Cracker Barrel Old Country Store, Inc.	1,860	303
Crocs, Inc. (a)	6,310	175
Dana, Inc.	17,873	258
Dave & Buster's Entertainment, Inc.	4,249	165
Deckers Outdoor Corp. (a)	3,444	508
Denny's Corp. (a)	6,386	145
Designer Brands, Inc.	16,441	281
Dine Brands Global, Inc.	3,012	228
Dorman Products, Inc. (a)	1,638	130
Drive Shack, Inc. (a)	5,509	24
Eldorado Resorts, Inc. (a)(c)	2,276	91
Ethan Allen Interiors, Inc.	3,494	67
Express, Inc. (a)	18,051	62
Extended Stay America, Inc.	24,279	355
Floor & Decor Holdings, Inc. (a)	679	35
Fossil Group, Inc. (a)	18,733	234
Fox Factory Holding Corp. (a)	593	37
frontdoor, Inc. (a)	2,385	116
G-III Apparel Group Ltd. (a)	4,276	110
Genesco, Inc. (a)	14,523	581
Gentherm, Inc. (a)	2,536	104
GoPro, Inc. 'A' (a)	10,504	54
Graham Holdings Co. 'B'	858	569
Group 1 Automotive, Inc.	6,590	608
Groupon, Inc. (a)	112,085	298
Guess?, Inc.	14,324	265
Haverty Furniture Cos., Inc.	2,400	49
Helen of Troy Ltd. (a)	3,459	545
Hibbett Sports, Inc. (a)	6,776	155
Hilton Grand Vacations, Inc. (a)	9,967	319
Houghton Mifflin Harcourt Co. (a)	41,299	220
Hovnanian Enterprises, Inc. (a)	575	11
Hudson Ltd. 'A' (a)	8,784	108
International Speedway Corp. 'A'	3,068	138
iRobot Corp. (a)	1,284	79
Jack in the Box, Inc.	5,735	523
K12, Inc. (a)	6,813	180
KB Home	6,722	229
Kirkland's, Inc. (a)(c)	7,774	12
La-Z-Boy, Inc.	6,652	223

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2019 (Unaudited)

Lands' End, Inc. (a)	2,116	24
Laureate Education, Inc. 'A' (a)	8,856	147
LCI Industries	1,543	142
LGI Homes, Inc. (a)	539	45
Libbey, Inc. (a)	3,722	12
Lithia Motors, Inc. 'A'	2,354	312
M/I Homes, Inc. (a)	5,302	200
MDC Holdings, Inc.	6,213	268
Meritage Homes Corp. (a)	4,990	351
Michaels Cos., Inc. (a)	15,609	153
Modine Manufacturing Co. (a)	3,231	37
Monro, Inc.	2,049	162
Movado Group, Inc.	2,391	59
Murphy USA, Inc. (a)	6,764	577
National Vision Holdings, Inc. (a)	3,114	75
Oxford Industries, Inc.	1,694	121
Papa John's International, Inc.	1,888	99
Party City Holdco, Inc. (a)(c)	32,785	187
Penn National Gaming, Inc. (a)	17,055	318
Red Robin Gourmet Burgers, Inc. (a)	1,835	61
Red Rock Resorts, Inc. 'A'	4,759	97
Regis Corp. (a)	10,824	219
Rent-A-Center, Inc.	40,077	1,034
RH (a)	2,041	349
Ruth's Hospitality Group, Inc.	1,358	28
Scientific Games Corp. 'A' (a)	3,722	76
SeaWorld Entertainment, Inc. (a)	15,241	401
Shoe Carnival, Inc.	1,723	56
Sleep Number Corp. (a)	8,002	331
Sonic Automotive, Inc. 'A'	10,697	336
Sotheby's (a)	8,510	485
Sportsman's Warehouse Holdings, Inc. (a)	6,470	34
Stamps.com, Inc. (a)	653	49
Standard Motor Products, Inc.	1,843	89
Steven Madden Ltd.	6,784	243
Stoneridge, Inc. (a)	1,402	43
Strategic Education, Inc.	892	121
Sturm Ruger & Co., Inc.	2,679	112
Superior Industries International, Inc.	4,088	12
Tailored Brands, Inc. (c)	22,147	97
Taylor Morrison Home Corp. 'A' (a)	9,825	255
Tempur Sealy International, Inc. (a)	5,911	456
Tenneco, Inc. 'A'	27,347	342
Thor Industries, Inc.	3,346	190
Tile Shop Holdings, Inc.	3,527	11
TopBuild Corp. (a)	2,104	203
Town Sports International Holdings, Inc. (a)	7,181	12
TRI Pointe Group, Inc. (a)	10,554	159
Tupperware Brands Corp.	15,037	239
Universal Electronics, Inc. (a)	1,053	54
Vera Bradley, Inc. (a)	4,972	50
Vista Outdoor, Inc. (a)	13,457	83
Vitamin Shoppe, Inc. (a)	11,578	75
William Lyon Homes 'A' (a)	2,331	47
Wingstop, Inc.	500	44
Wolverine World Wide, Inc.	8,878	251
WW International, Inc. (a)	4,340	164
Zovio, Inc. (a)	9,191	18
Zumiez, Inc. (a)	2,583	82
		26,577
CONSUMER STAPLES 4.5%

Andersons, Inc.	3,787	85
B&G Foods, Inc. (c)	7,488	142
BJ's Wholesale Club Holdings, Inc. (a)	4,155	108
Boston Beer Co., Inc. 'A' (a)	595	217
Cal-Maine Foods, Inc.	902	36
Central Garden & Pet Co. 'A' (a)	3,623	100
Chefs' Warehouse, Inc. (a)	2,164	87
Coca-Cola Consolidated, Inc.	563	171
Cott Corp.	3,874	48
Darling Ingredients, Inc. (a)	17,427	333
Dean Foods Co.	39,610	46
Edgewell Personal Care Co. (a)	10,128	329
Energizer Holdings, Inc.	3,614	158
Flowers Foods, Inc.	13,939	322
Fresh Del Monte Produce, Inc.	7,139	244
Hain Celestial Group, Inc. (a)	7,821	168
Hostess Brands, Inc. (a)	8,492	119
Ingles Markets, Inc. 'A'	3,896	151
Inter Parfums, Inc.	1,205	84
J&J Snack Foods Corp.	834	160
John B Sanfilippo & Son, Inc.	802	77
Lancaster Colony Corp.	536	74
Lifevantage Corp. (a)	4,293	59

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2019 (Unaudited)

Medifast, Inc.	302	31
Nu Skin Enterprises, Inc. 'A'	7,294	310
Performance Food Group Co. (a)	13,657	628
PriceSmart, Inc.	1,664	118
Pyxus International, Inc. (a)(c)	2,275	30
Sanderson Farms, Inc.	2,412	365
SpartanNash Co.	12,480	148
Sprouts Farmers Market, Inc. (a)	10,564	204
TreeHouse Foods, Inc. (a)	6,632	368
United Natural Foods, Inc. (a)	35,100	404
Universal Corp.	7,537	413
USANA Health Sciences, Inc. (a)	1,999	137
Vector Group Ltd.	25,565	305
WD-40 Co.	755	139
Weis Markets, Inc.	3,873	148
		7,066
ENERGY 2.6%

Amplify Energy Corp.	3,156	19
Apergy Corp. (a)	1,305	35
Arch Coal, Inc. 'A'	1,248	93
Archrock, Inc.	15,268	152
Basic Energy Services, Inc. (a)	4,358	6
Berry Petroleum Corp.	2,180	20
C&J Energy Services, Inc. (a)	2,333	25
California Resources Corp. (a)(c)	2,736	28
Callon Petroleum Co. (a)	6,143	27
Clean Energy Fuels Corp. (a)	9,133	19
CNX Resources Corp. (a)	24,095	175
CONSOL Energy, Inc. (a)	3,510	55
Delek U.S. Holdings, Inc.	8,502	309
Denbury Resources, Inc. (a)	28,565	34
Dorian LPG Ltd. (a)	4,160	43
Dril-Quip, Inc. (a)	5,608	281
Exterran Corp. (a)	1,813	24
Extraction Oil & Gas, Inc. (a)(c)	4,668	14
Forum Energy Technologies, Inc. (a)	8,029	12
Green Plains, Inc.	11,986	127
Gulfport Energy Corp. (a)	25,190	68
Helix Energy Solutions Group, Inc. (a)	14,991	121
International Seaways, Inc. (a)	2,682	52
Kosmos Energy Ltd.	8,782	55
Lonestar Resources US, Inc. 'A' (a)	2,262	6
Matrix Service Co. (a)	2,235	38
McDermott International, Inc. (a)(c)	18,678	38
Navigator Holdings Ltd. (a)	3,498	37
Oasis Petroleum, Inc. (a)	36,649	127
Oceaneering International, Inc. (a)	12,552	170
Oil States International, Inc. (a)	10,533	140
Overseas Shipholding Group, Inc. 'A' (a)	23,148	41
Par Pacific Holdings, Inc. (a)	1,805	41
Patterson-UTI Energy, Inc.	7,931	68
PDC Energy, Inc. (a)	4,347	121
Peabody Energy Corp.	5,360	79
QEP Resources, Inc.	43,104	160
Renewable Energy Group, Inc. (a)	3,265	49
REX American Resources Corp. (a)	467	36
SandRidge Energy, Inc. (a)	7,742	36
SemGroup Corp. 'A'	10,287	168
SM Energy Co.	8,873	86
Southwestern Energy Co. (a)	40,426	78
Tidewater, Inc. (a)	8,811	133
U.S. Silica Holdings, Inc.	3,615	35
Unit Corp. (a)	10,174	34
W&T Offshore, Inc. (a)	7,173	31
Whiting Petroleum Corp. (a)	2,471	20
World Fuel Services Corp.	14,128	564
		4,130
FINANCIALS 13.6%

Ambac Financial Group, Inc. (a)	20,416	399
Amerant Bancorp, Inc. (a)	968	20
American Equity Investment Life Holding Co.	14,857	360
American National Insurance Co.	766	95
Amerisafe, Inc.	1,598	106
Artisan Partners Asset Management, Inc. 'A'	4,068	115
Associated Banc-Corp.	16,745	339
Atlantic Union Bankshares Corp.	2,148	80
Axos Financial, Inc. (a)	2,089	58
Banc of California, Inc.	2,299	32
BancFirst Corp.	849	47
BancorpSouth Bank	8,071	239
Bank of Hawaii Corp.	3,988	343
Bank OZK	4,145	113

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2019 (Unaudited)

BankUnited, Inc.	9,491	319
Banner Corp.	2,998	168
Berkshire Hills Bancorp, Inc.	2,664	78
BGC Partners, Inc. 'A'	21,655	119
Blucora, Inc. (a)	2,030	44
Boston Private Financial Holdings, Inc.	7,553	88
Brookline Bancorp, Inc.	6,556	97
Bryn Mawr Bank Corp.	430	16
Cadence BanCorp	5,631	99
Camden National Corp.	1,017	44
Cannae Holdings, Inc. (a)	14,636	402
Capitol Federal Financial, Inc.	20,866	288
Cathay General Bancorp	5,501	191
Central Pacific Financial Corp.	5,271	150
City Holding Co.	1,201	92
Cohen & Steers, Inc.	2,142	118
Columbia Banking System, Inc.	4,163	154
Community Bank System, Inc.	3,260	201
Community Trust Bancorp, Inc.	1,399	60
Cowen, Inc. (a)	4,527	70
Customers Bancorp, Inc. (a)	4,364	91
CVB Financial Corp.	5,343	111
Dime Community Bancshares, Inc.	4,866	104
Donnelley Financial Solutions, Inc. (a)	5,138	63
Eagle Bancorp, Inc.	1,608	72
eHealth, Inc. (a)	825	55
Employers Holdings, Inc.	2,128	93
Encore Capital Group, Inc. (a)	2,959	99
Enova International, Inc. (a)	4,674	97
Essent Group Ltd.	1,554	74
Evercore, Inc. 'A'	3,863	309
EZCORP, Inc. 'A' (a)	6,670	43
FBL Financial Group, Inc. 'A'	1,146	68
Federal Agricultural Mortgage Corp. 'C'	714	58
Federated Investors, Inc. 'B'	14,293	463
Financial Institutions, Inc.	1,019	31
First Bancorp	983	35
First Busey Corp.	1,346	34
First Commonwealth Financial Corp.	8,448	112
First Financial Bancorp	3,797	93
First Financial Bankshares, Inc.	1,808	60
First Financial Corp.	956	42
First Hawaiian, Inc.	11,725	313
First Interstate BancSystem, Inc. 'A'	2,116	85
First Merchants Corp.	1,239	47
First Midwest Bancorp, Inc.	5,794	113
FirstCash, Inc.	1,904	175
Flagstar Bancorp, Inc.	4,136	154
Flushing Financial Corp.	2,988	60
FNB Corp.	23,141	267
Fulton Financial Corp.	26,458	428
Glacier Bancorp, Inc.	4,828	195
Great Southern Bancorp, Inc.	1,424	81
Great Western Bancorp, Inc.	4,562	151
Green Dot Corp. 'A' (a)	916	23
Greenhill & Co., Inc.	4,515	59
Hancock Holding Co.	6,232	239
Hanmi Financial Corp.	901	17
HCI Group, Inc.	794	33
Heartland Financial USA, Inc.	1,667	75
Hercules Capital, Inc.	8,811	118
Heritage Financial Corp.	1,148	31
Hilltop Holdings, Inc.	11,974	286
Home BancShares, Inc.	4,913	92
HomeStreet, Inc. (a)	3,926	107
HomeTrust Bancshares, Inc.	927	24
Hope Bancorp, Inc.	8,693	125
Horace Mann Educators Corp.	3,291	152
Houlihan Lokey, Inc.	1,538	69
IBERIABANK Corp.	1,366	103
Independent Bank Corp.	1,505	112
International Bancshares Corp.	5,263	203
INTL FCStone, Inc. (a)	1,062	44
Investors Bancorp, Inc.	23,800	270
Kearny Financial Corp.	2,209	29
Lakeland Bancorp, Inc.	1,500	23
Lakeland Financial Corp.	986	43
LegacyTexas Financial Group, Inc.	1,616	70
LendingTree, Inc. (a)	47	15
MBIA, Inc. (a)	46,331	428
Mercury General Corp.	2,845	159
Meridian Bancorp, Inc.	1,111	21
Moelis & Co. 'A'	1,779	58
National Bank Holdings Corp. 'A'	3,052	104
National General Holdings Corp.	1,790	41
National Western Life Group, Inc. 'A'	212	57

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2019 (Unaudited)

NBT Bancorp, Inc.	4,520	165
Nelnet, Inc. 'A'	2,986	190
Northfield Bancorp, Inc.	4,807	77
Northwest Bancshares, Inc.	14,977	245
Ocwen Financial Corp. (a)	60,020	113
Old National Bancorp	13,194	227
Oppenheimer Holdings, Inc. 'A'	2,701	81
Oritani Financial Corp.	8,009	142
Park National Corp.	1,494	142
PennyMac Financial Services, Inc. (a)	870	26
Peoples Bancorp, Inc.	823	26
Piper Jaffray Cos.	1,744	132
PRA Group, Inc. (a)	6,856	232
ProAssurance Corp.	13,088	527
Provident Financial Services, Inc.	7,115	175
Radian Group, Inc.	6,738	154
Regional Management Corp. (a)	1,671	47
Renasant Corp.	3,142	110
RLI Corp.	1,253	116
S&T Bancorp, Inc.	2,823	103
Safety Insurance Group, Inc.	1,063	108
Sandy Spring Bancorp, Inc.	2,364	80
Selective Insurance Group, Inc.	2,701	203
Simmons First National Corp. 'A'	2,257	56
South State Corp.	1,732	130
Southside Bancshares, Inc.	987	34
Sterling Bancorp	1,070	21
Stewart Information Services Corp.	1,804	70
Stifel Financial Corp.	1,961	113
Stock Yards Bancorp, Inc.	537	20
TCF Financial Corp.	11,316	431
Texas Capital Bancshares, Inc. (a)	705	39
Tompkins Financial Corp.	1,060	86
Towne Bank	3,451	96
TriCo Bancshares	872	32
TrustCo Bank Corp.	11,310	92
Trustmark Corp.	7,940	271
UMB Financial Corp.	3,616	234
Umpqua Holdings Corp.	15,398	253
United Bankshares, Inc.	6,871	260
United Community Banks, Inc.	4,223	120
United Financial Bancorp, Inc.	5,224	71
United Fire Group, Inc.	1,898	89
Universal Insurance Holdings, Inc.	2,392	72
Univest Corp. of Pennsylvania	1,542	39
Valley National Bancorp	26,433	287
Virtus Investment Partners, Inc.	676	75
Waddell & Reed Financial, Inc. 'A'	32,172	553
Walker & Dunlop, Inc.	1,894	106
Washington Federal, Inc.	14,358	531
Washington Trust Bancorp, Inc.	528	25
Waterstone Financial, Inc.	1,873	32
WesBanco, Inc.	3,396	127
Westamerica Bancorporation	1,952	121
White Mountains Insurance Group Ltd.	375	405
Wintrust Financial Corp.	2,399	155
World Acceptance Corp. (a)	2,559	326
WSFS Financial Corp.	1,787	79
		21,522
HEALTH CARE 4.8%

Acadia Healthcare Co., Inc. (a)	17,129	532
Acorda Therapeutics, Inc. (a)	11,819	34
Akorn, Inc. (a)	22,993	87
Allscripts Healthcare Solutions, Inc. (a)	23,559	259
AMAG Pharmaceuticals, Inc. (a)	6,095	70
Amedisys, Inc. (a)	1,405	184
AMN Healthcare Services, Inc. (a)	2,091	120
Amneal Pharmaceuticals, Inc. (a)	6,622	19
AngioDynamics, Inc. (a)	5,408	100
Assertio Therapeutics, Inc. (a)	17,709	23
Avanos Medical, Inc. (a)	3,976	149
BioTelemetry, Inc. (a)	327	13
Cambrex Corp. (a)	2,206	131
Cantel Medical Corp.	782	59
Computer Programs & Systems, Inc.	1,312	30
CONMED Corp.	2,508	241
Emergent BioSolutions, Inc. (a)	2,784	146
Enanta Pharmaceuticals, Inc. (a)	285	17
Ensign Group, Inc.	3,003	142
Evolent Health, Inc. (a)	1,364	10
Genomic Health, Inc. (a)	640	43
Haemonetics Corp. (a)	804	101
Hanger, Inc. (a)	10,920	223
HMS Holdings Corp. (a)	5,291	182

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2019 (Unaudited)

Horizon Therapeutics PLC (a)	6,272	171
Inovalon Holdings, Inc. 'A' (a)	2,875	47
Integer Holdings Corp. (a)	2,492	188
Integra LifeSciences Holdings Corp. (a)	1,089	65
Invacare Corp.	9,017	68
Lannett Co., Inc. (a)	2,939	33
LHC Group, Inc. (a)	1,309	149
Luminex Corp.	2,915	60
Magellan Health, Inc. (a)	3,438	214
Medicines Co. (a)	1,672	84
Medpace Holdings, Inc. (a)	2,340	197
Meridian Bioscience, Inc.	7,361	70
Merit Medical Systems, Inc. (a)	2,570	78
Myriad Genetics, Inc. (a)	10,855	311
National HealthCare Corp.	2,338	191
Natus Medical, Inc. (a)	2,802	89
Neogen Corp. (a)	1,156	79
NextGen Healthcare, Inc. (a)	7,504	118
NuVasive, Inc. (a)	4,683	297
Omnicell, Inc. (a)	1,635	118
OPKO Health, Inc. (a)(c)	40,507	85
Option Care Health, Inc. (a)	10,003	32
Orthofix Medical, Inc. (a)	2,079	110
Owens & Minor, Inc.	34,262	199
Patterson Cos., Inc.	17,271	308
PDL BioPharma, Inc. (a)	44,117	95
Prestige Consumer Healthcare, Inc. (a)	8,200	285
Providence Service Corp. (a)	595	35
Quidel Corp. (a)	419	26
R1 RCM, Inc. (a)	4,683	42
RadNet, Inc. (a)	3,555	51
Repligen Corp. (a)	475	36
Select Medical Holdings Corp. (a)	17,845	296
Surgery Partners, Inc. (a)	1,547	11
SurModics, Inc. (a)	485	22
Syneos Health, Inc. (a)	1,885	100
Tivity Health, Inc. (a)	3,156	53
U.S. Physical Therapy, Inc.	812	106
Varex Imaging Corp. (a)	3,753	107
		7,541
INDUSTRIALS 17.7%

AAON, Inc.	817	38
AAR Corp.	4,096	169
ABM Industries, Inc.	5,056	184
ACCO Brands Corp.	17,178	170
Actuant Corp. 'A'	11,862	260
Advanced Disposal Services, Inc. (a)	8,413	274
Advanced Drainage Systems, Inc.	1,486	48
Aegion Corp. (a)	3,247	69
Aerojet Rocketdyne Holdings, Inc. (a)	1,599	81
Aerovironment, Inc. (a)	486	26
Air Lease Corp.	6,233	261
Air Transport Services Group, Inc. (a)	4,538	95
Aircastle Ltd.	19,635	440
Alamo Group, Inc.	296	35
Albany International Corp. 'A'	1,448	131
Allegiant Travel Co.	2,034	304
Altra Industrial Motion Corp.	1,312	36
Apogee Enterprises, Inc.	2,442	95
Applied Industrial Technologies, Inc.	3,874	220
ArcBest Corp.	4,323	132
Arcosa, Inc.	4,890	167
Argan, Inc.	1,378	54
Armstrong Flooring, Inc. (a)	3,653	23
Armstrong World Industries, Inc.	4,260	412
ASGN, Inc. (a)	2,610	164
Astec Industries, Inc.	2,367	74
Atkore International Group, Inc. (a)	7,218	219
Atlas Air Worldwide Holdings, Inc. (a)	5,689	144
Axon Enterprise, Inc. (a)	464	26
AZZ, Inc.	2,058	90
Barnes Group, Inc.	3,775	195
Beacon Roofing Supply, Inc. (a)	4,739	159
BlueLinx Holdings, Inc. (a)(c)	2,341	76
BMC Stock Holdings, Inc. (a)	6,495	170
Brady Corp. 'A'	5,246	278
Briggs & Stratton Corp.	8,142	49
Brink's Co.	2,387	198
Builders FirstSource, Inc. (a)	13,429	276
CAI International, Inc. (a)	2,394	52
Casella Waste Systems, Inc. 'A' (a)	2,235	96
CBIZ, Inc. (a)	3,418	80
Chart Industries, Inc. (a)	1,227	77
Civeo Corp. (a)	23,406	30

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2019 (Unaudited)

Clean Harbors, Inc. (a)	6,397	494
Columbus McKinnon Corp.	529	19
Comfort Systems USA, Inc.	1,983	88
Continental Building Products, Inc. (a)	2,917	80
Covanta Holding Corp.	23,546	407
Cubic Corp.	1,228	86
Deluxe Corp.	9,868	485
Douglas Dynamics, Inc.	759	34
Ducommun, Inc. (a)	699	30
DXP Enterprises, Inc. (a)	1,743	61
Dycom Industries, Inc. (a)	2,985	152
EMCOR Group, Inc.	3,473	299
Encore Wire Corp.	1,288	73
EnerSys	4,895	323
Ennis, Inc.	2,558	52
EnPro Industries, Inc.	1,053	72
ESCO Technologies, Inc.	1,491	119
Exponent, Inc.	2,076	145
Federal Signal Corp.	3,322	109
Forward Air Corp.	1,462	93
Franklin Electric Co., Inc.	2,135	102
FTI Consulting, Inc. (a)	4,402	467
GATX Corp.	8,937	693
Generac Holdings, Inc. (a)	7,233	567
Gibraltar Industries, Inc. (a)	1,963	90
GMS, Inc. (a)	7,251	208
Gorman-Rupp Co.	586	20
Granite Construction, Inc.	2,098	67
Great Lakes Dredge & Dock Corp. (a)	2,384	25
Greenbrier Cos., Inc.	6,797	205
Griffon Corp.	10,130	212
H&E Equipment Services, Inc.	5,591	161
Harsco Corp. (a)	6,714	127
Hawaiian Holdings, Inc.	11,382	299
HC2 Holdings, Inc. (a)(c)	4,701	11
Healthcare Services Group, Inc.	2,520	61
Heartland Express, Inc.	1,854	40
Heidrick & Struggles International, Inc.	3,449	94
Herc Holdings, Inc. (a)	3,673	171
Herman Miller, Inc.	6,533	301
Hillenbrand, Inc.	4,557	141
HNI Corp.	7,694	273
Hub Group, Inc. 'A' (a)	2,088	97
Huron Consulting Group, Inc. (a)	2,661	163
Hyster-Yale Materials Handling, Inc.	1,156	63
ICF International, Inc.	2,256	191
InnerWorkings, Inc. (a)	5,771	26
Interface, Inc.	7,062	102
JELD-WEN Holding, Inc. (a)	1,747	34
John Bean Technologies Corp.	517	51
Kaman Corp.	2,674	159
KBR, Inc.	7,800	191
Kelly Services, Inc. 'A'	7,779	188
Kennametal, Inc.	4,823	148
Kforce, Inc.	4,687	177
Knoll, Inc.	6,023	153
Korn Ferry	3,102	120
Kratos Defense & Security Solutions, Inc. (a)	3,393	63
Landstar System, Inc.	1,120	126
Lindsay Corp.	1,270	118
LSC Communications, Inc.	13,635	19
Marten Transport Ltd.	1,442	30
Masonite International Corp. (a)	2,157	125
MasTec, Inc. (a)	3,646	237
Matson, Inc.	4,887	183
Matthews International Corp. 'A'	2,759	98
McGrath RentCorp	2,045	142
Mercury Systems, Inc. (a)	880	71
Meritor, Inc. (a)	4,980	92
Milacron Holdings Corp. (a)	9,490	158
Mobile Mini, Inc.	4,342	160
Moog, Inc. 'A'	5,491	445
MRC Global, Inc. (a)	14,555	177
MSA Safety, Inc.	1,342	146
Mueller Industries, Inc.	10,608	304
Mueller Water Products, Inc. 'A'	11,402	128
MYR Group, Inc. (a)	1,393	44
National Presto Industries, Inc.	721	64
Navigant Consulting, Inc.	7,105	199
Navistar International Corp. (a)	1,464	41
NOW, Inc. (a)	12,587	144
Park Aerospace Corp.	2,093	37
Powell Industries, Inc.	1,041	41
Primoris Services Corp.	4,162	82
Proto Labs, Inc. (a)	346	35
Quad/Graphics, Inc.	16,880	177

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2019 (Unaudited)

Quanex Building Products Corp.	1,104	20
Raven Industries, Inc.	464	16
RBC Bearings, Inc. (a)	546	91
Regal Beloit Corp.	5,964	434
Resideo Technologies, Inc. (a)	23,637	339
Resources Connection, Inc.	4,330	74
Rexnord Corp. (a)	12,053	326
RR Donnelley & Sons Co.	30,779	116
Rush Enterprises, Inc. 'A'	3,815	147
Saia, Inc. (a)	1,721	161
Schneider National, Inc. 'B'	8,395	182
SEACOR Holdings, Inc. (a)	2,149	101
Simpson Manufacturing Co., Inc.	2,510	174
SiteOne Landscape Supply, Inc. (a)	1,241	92
SkyWest, Inc.	6,270	360
SP Plus Corp. (a)	518	19
Spirit Airlines, Inc. (a)	8,196	298
SPX FLOW, Inc. (a)	6,205	245
Standex International Corp.	488	36
Steelcase, Inc. 'A'	20,855	384
Stericycle, Inc. (a)	4,237	216
Sunrun, Inc. (a)	5,118	86
Team, Inc. (a)	1,050	19
Tennant Co.	1,421	100
Terex Corp.	18,705	486
Tetra Tech, Inc.	3,207	278
Textainer Group Holdings Ltd. (a)	4,899	49
Thermon Group Holdings, Inc. (a)	2,245	52
Timken Co.	10,656	464
Titan Machinery, Inc. (a)	2,745	39
Trex Co., Inc. (a)	833	76
TriMas Corp. (a)	3,024	93
TriNet Group, Inc. (a)	636	40
Trinity Industries, Inc.	13,594	268
Triumph Group, Inc.	10,980	251
TrueBlue, Inc. (a)	6,116	129
Tutor Perini Corp. (a)	11,477	164
U.S. Ecology, Inc.	349	22
UniFirst Corp.	949	185
Univar Solutions, Inc. (a)	20,851	433
Universal Forest Products, Inc.	3,406	136
Valmont Industries, Inc.	3,284	455
Veritiv Corp. (a)	3,723	67
Viad Corp.	1,064	71
Wabash National Corp.	6,274	91
Watts Water Technologies, Inc. 'A'	2,263	212
Welbilt, Inc. (a)	9,512	160
Werner Enterprises, Inc.	4,234	149
Wesco Aircraft Holdings, Inc. (a)	6,995	77
WESCO International, Inc. (a)	4,896	234
YRC Worldwide, Inc. (a)(c)	13,673	41
		28,040
INFORMATION TECHNOLOGY 11.0%

3D Systems Corp. (a)	3,070	25
8x8, Inc. (a)	912	19
Acacia Communications, Inc. (a)	1,069	70
ACI Worldwide, Inc. (a)	9,047	283
ADTRAN, Inc.	17,997	204
Advanced Energy Industries, Inc. (a)	1,920	110
Ambarella, Inc. (a)	840	53
Amkor Technology, Inc. (a)	24,073	219
Anixter International, Inc. (a)	6,628	458
Arlo Technologies, Inc. (a)	11,834	40
Avaya Holdings Corp. (a)	25,201	258
Avid Technology, Inc. (a)	3,500	22
AVX Corp.	5,774	88
Badger Meter, Inc.	1,463	79
Belden, Inc.	5,095	272
Benchmark Electronics, Inc.	9,509	276
Blackbaud, Inc.	1,235	112
Bottomline Technologies de, Inc. (a)	1,192	47
Brooks Automation, Inc.	3,413	126
Cabot Microelectronics Corp.	1,332	188
Calix, Inc. (a)	2,552	16
Cirrus Logic, Inc. (a)	7,643	409
Coherent, Inc. (a)	963	148
CommVault Systems, Inc. (a)	3,105	139
Comtech Telecommunications Corp.	6,470	210
Conduent, Inc. (a)	26,882	167
CoreLogic, Inc. (a)	10,915	505
CSG Systems International, Inc.	4,789	247
CTS Corp.	1,969	64
Daktronics, Inc.	2,685	20
Diebold Nixdorf, Inc. (a)	40,307	451

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2019 (Unaudited)

Digi International, Inc. (a)	1,812	25
Diodes, Inc. (a)	3,425	137
Ebix, Inc.	987	42
Endurance International Group Holdings, Inc. (a)	4,033	15
Entegris, Inc.	1,936	91
Envestnet, Inc. (a)	1,544	88
ePlus, Inc. (a)	1,467	112
ExlService Holdings, Inc. (a)	1,332	89
Extreme Networks, Inc. (a)	5,437	40
FARO Technologies, Inc. (a)	1,113	54
FireEye, Inc. (a)	6,099	81
Fitbit, Inc. 'A' (a)	38,876	148
FormFactor, Inc. (a)	2,416	45
Harmonic, Inc. (a)	9,354	62
II-VI, Inc. (a)	5,548	195
Infinera Corp. (a)	20,092	109
Inphi Corp. (a)	698	43
Insight Enterprises, Inc. (a)	7,107	396
InterDigital, Inc.	2,123	111
Itron, Inc. (a)	2,815	208
J2 Global, Inc.	3,932	357
KEMET Corp.	4,084	74
Knowles Corp. (a)	14,771	300
Lattice Semiconductor Corp. (a)	5,401	99
Liquidity Services, Inc. (a)	2,725	20
LiveRamp Holdings, Inc. (a)	1,852	80
LogMeIn, Inc.	1,182	84
Lumentum Holdings, Inc. (a)	1,519	81
MACOM Technology Solutions Holdings, Inc. (a)	2,142	46
Manhattan Associates, Inc. (a)	5,023	405
ManTech International Corp. 'A'	2,153	154
Media General, Inc. CVR «	2,855	0
Methode Electronics, Inc.	2,287	77
MicroStrategy, Inc. 'A' (a)	1,111	165
MoneyGram International, Inc. (a)(c)	4,831	19
Monotype Imaging Holdings, Inc.	1,861	37
MTS Systems Corp.	1,450	80
NCR Corp. (a)	11,996	379
NETGEAR, Inc. (a)	3,697	119
NetScout Systems, Inc. (a)	19,548	451
NIC, Inc.	5,040	104
Novanta, Inc. (a)	559	46
OneSpan, Inc. (a)	2,009	29
OSI Systems, Inc. (a)	1,802	183
PC Connection, Inc.	1,005	39
Perficient, Inc. (a)	2,839	110
Perspecta, Inc.	9,991	261
Photronics, Inc. (a)	14,047	153
Plantronics, Inc.	5,566	208
Plexus Corp. (a)	2,772	173
Power Integrations, Inc.	1,412	128
Presidio, Inc.	10,223	173
Progress Software Corp.	6,452	246
Qualys, Inc. (a)	470	35
Rambus, Inc. (a)	10,613	139
Rogers Corp. (a)	890	122
Rubicon Project, Inc. (a)	9,072	79
Rudolph Technologies, Inc. (a)	2,041	54
Sanmina Corp. (a)	13,969	449
ScanSource, Inc. (a)	4,636	142
Science Applications International Corp.	3,839	335
Semtech Corp. (a)	3,156	153
Silicon Laboratories, Inc. (a)	1,778	198
SPS Commerce, Inc. (a)	861	41
Stratasys Ltd. (a)	4,509	96
SunPower Corp. (a)	1,610	18
Sykes Enterprises, Inc. (a)	5,581	171
Synaptics, Inc. (a)	7,849	314
Synchronoss Technologies, Inc. (a)	3,441	19
Tech Data Corp. (a)	6,406	668
TiVo Corp.	31,393	239
TTEC Holdings, Inc.	1,533	73
TTM Technologies, Inc. (a)	17,778	217
Unisys Corp. (a)	20,226	150
Veeco Instruments, Inc. (a)	3,093	36
Verint Systems, Inc. (a)	6,299	269
Versum Materials, Inc.	1,440	76
ViaSat, Inc. (a)	1,975	149
Viavi Solutions, Inc. (a)	13,402	188
Virtusa Corp. (a)	1,144	41
Vishay Intertechnology, Inc.	19,399	328

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2019 (Unaudited)

Xperi Corp.	11,813	244
		17,339
MATERIALS 5.4%
A Schulman, Inc. «	1,831	1
AdvanSix, Inc. (a)	3,058	79
AK Steel Holding Corp. (a)	63,529	144
Allegheny Technologies, Inc. (a)	2,700	55
Balchem Corp.	332	33
Boise Cascade Co.	2,286	75
Cabot Corp.	5,381	244
Carpenter Technology Corp.	3,257	168
Clearwater Paper Corp. (a)	4,626	98
Cleveland-Cliffs, Inc. (c)	36,741	265
Commercial Metals Co.	14,912	259
Compass Minerals International, Inc.	3,613	204
Domtar Corp.	8,476	304
Eagle Materials, Inc.	1,372	123
Element Solutions, Inc. (a)	48,931	498
Ferro Corp. (a)	2,421	29
FutureFuel Corp.	2,816	34
GCP Applied Technologies, Inc. (a)	5,506	106
Graphic Packaging Holding Co.	47,578	702
Greif, Inc. 'A'	6,917	262
HB Fuller Co.	3,226	150
Hecla Mining Co.	25,274	44
Ingevity Corp. (a)	680	58
Innophos Holdings, Inc.	5,492	178
Innospec, Inc.	1,435	128
Kaiser Aluminum Corp.	1,822	180
Koppers Holdings, Inc. (a)	1,095	32
Kraton Corp. (a)	1,404	45
Louisiana-Pacific Corp.	9,024	222
LSB Industries, Inc. (a)	2,111	11
Materion Corp.	1,825	112
Minerals Technologies, Inc.	2,611	139
Myers Industries, Inc.	3,355	59
Neenah Paper, Inc.	1,036	67
Olin Corp.	10,738	201
Owens-Illinois, Inc.	36,231	372
PH Glatfelter Co.	4,703	72
PolyOne Corp.	12,157	397
PQ Group Holdings, Inc. (a)	1,444	23
Quaker Chemical Corp.	619	98
Rayonier Advanced Materials, Inc.	9,763	42
Ryerson Holding Corp. (a)	5,044	43
Schnitzer Steel Industries, Inc. 'A'	1,760	36
Schweitzer-Mauduit International, Inc.	4,214	158
Scotts Miracle-Gro Co.	864	88
Sensient Technologies Corp.	5,054	347
Silgan Holdings, Inc.	13,909	418
Stepan Co.	1,559	151
Summit Materials, Inc. 'A' (a)	9,326	207
SunCoke Energy, Inc. (a)	13,452	76
Trinseo S.A.	3,924	169
United States Steel Corp.	6,499	75
Valvoline, Inc.	6,970	154
Verso Corp. (a)	4,871	60
Warrior Met Coal, Inc.	6,270	122
Worthington Industries, Inc.	5,692	205
		8,622
REAL ESTATE 0.7%

Alexander & Baldwin, Inc.	8,734	214
Cushman & Wakefield PLC (a)	1,082	20
Kennedy-Wilson Holdings, Inc.	8,779	192
New York REIT, Inc. «	4,082	85
Newmark Group, Inc.	9,004	82
Realogy Holdings Corp. (c)	66,096	442
St. Joe Co. (a)	4,775	82
		1,117
UTILITIES 4.5%

ALLETE, Inc.	6,382	558
American States Water Co.	2,974	267
Atlantic Power Corp. (a)	16,263	38
Avista Corp.	12,495	605
Black Hills Corp.	5,202	399
California Water Service Group	3,583	190
Chesapeake Utilities Corp.	942	90
Clearway Energy, Inc. 'C'	9,392	171
El Paso Electric Co.	6,466	434

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2019 (Unaudited)

Hawaiian Electric Industries, Inc.	10,733	490
MGE Energy, Inc.	3,284	262
Middlesex Water Co.	328	21
New Jersey Resources Corp.	2,462	111
Northwest Natural Holding Co.	2,471	176
NorthWestern Corp.	7,930	595
Ormat Technologies, Inc.	1,749	130
Otter Tail Corp.	4,530	244
Pattern Energy Group, Inc. 'A'	11,068	298
PNM Resources, Inc.	13,941	726
SJW Group	1,582	108
South Jersey Industries, Inc.	6,972	230
Southwest Gas Holdings, Inc.	4,243	386
Spire, Inc.	4,467	390
TerraForm Power, Inc. 'A'	7,698	140
Unitil Corp.	2,146	136
		7,195
Total United States		134,509
Total Common Stocks (Cost $119,750)		134,916
REAL ESTATE INVESTMENT TRUSTS 14.2%
UNITED STATES 14.2%
FINANCIALS 2.6%

AG Mortgage Investment Trust, Inc.	3,827	58
Anworth Mortgage Asset Corp.	12,572	42
Apollo Commercial Real Estate Finance, Inc.	8,137	156
Arbor Realty Trust, Inc. (c)	7,342	96
Ares Commercial Real Estate Corp.	1,910	29
ARMOUR Residential REIT, Inc.	1,906	32
Blackstone Mortgage Trust, Inc. 'A'	3,610	129
Capstead Mortgage Corp.	39,380	290
Chimera Investment Corp.	19,860	389
Colony Credit Real Estate, Inc.	3,706	54
Dynex Capital, Inc.	3,413	51
Exantas Capital Corp.	7,231	82
Granite Point Mortgage Trust, Inc.	3,490	65
Invesco Mortgage Capital, Inc.	23,866	365
Ladder Capital Corp.	9,695	167
MFA Financial, Inc.	81,032	596
New York Mortgage Trust, Inc.	30,765	187
PennyMac Mortgage Investment Trust	20,858	464
Ready Capital Corp.	1,227	20
Redwood Trust, Inc.	15,357	252
TPG RE Finance Trust, Inc.	6,013	119
Two Harbors Investment Corp.	34,517	453
Western Asset Mortgage Capital Corp.	4,939	48
		4,144
REAL ESTATE 11.6%

Acadia Realty Trust	4,775	136
Agree Realty Corp.	1,327	97
Alexander's, Inc.	103	36
American Assets Trust, Inc.	3,062	143
American Finance Trust, Inc. (c)	10,605	148
Americold Realty Trust	1,854	69
Apple Hospitality REIT, Inc.	35,180	583
Armada Hoffler Properties, Inc.	1,494	27
Ashford Hospitality Trust, Inc.	22,224	74
Braemar Hotels & Resorts, Inc.	4,106	39
Brandywine Realty Trust	24,550	372
CareTrust REIT, Inc.	4,920	116
CBL & Associates Properties, Inc. (c)	87,771	113
Cedar Realty Trust, Inc.	17,009	51
Chatham Lodging Trust	6,037	110
Colony Capital, Inc.	2,898	17
Columbia Property Trust, Inc.	25,043	530
CorEnergy Infrastructure Trust, Inc.	974	46
CorePoint Lodging, Inc.	9,060	92
Corporate Office Properties Trust	10,776	321
Cousins Properties, Inc.	9,428	354
DiamondRock Hospitality Co.	34,176	350
EastGroup Properties, Inc.	1,713	214
Empire State Realty Trust, Inc. 'A'	11,494	164
Equity Commonwealth	10,619	364
First Industrial Realty Trust, Inc.	4,253	168
Four Corners Property Trust, Inc.	2,161	61
Franklin Street Properties Corp.	21,718	184
GEO Group, Inc.	22,555	391
Getty Realty Corp.	2,604	83
Gladstone Commercial Corp.	957	23

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2019 (Unaudited)

Global Net Lease, Inc.	8,285	162
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	781	23
Healthcare Realty Trust, Inc.	10,100	338
Hersha Hospitality Trust	10,725	160
Independence Realty Trust, Inc.	6,386	91
Industrial Logistics Properties Trust	10,019	213
Investors Real Estate Trust	2,523	188
iStar Inc.	5,395	70
Kite Realty Group Trust	16,795	271
Lexington Realty Trust	40,266	413
LTC Properties, Inc.	3,072	157
Mack-Cali Realty Corp.	13,913	301
National Health Investors, Inc.	2,317	191
National Storage Affiliates Trust	2,354	79
New Senior Investment Group, Inc.	19,814	132
NexPoint Residential Trust, Inc.	533	25
Office Properties Income Trust	6,052	185
One Liberty Properties, Inc.	779	21
Outfront Media, Inc.	29,388	816
Paramount Group, Inc.	32,295	431
Pebblebrook Hotel Trust	9,096	253
Pennsylvania Real Estate Investment Trust (c)	10,451	60
Physicians Realty Trust	10,620	189
Piedmont Office Realty Trust, Inc. 'A'	31,145	650
Potlatch Corp.	1,562	64
Preferred Apartment Communities, Inc. 'A'	7,149	103
PS Business Parks, Inc.	1,181	215
QTS Realty Trust, Inc. 'A'	3,215	165
Rayonier, Inc.	11,149	314
Retail Opportunity Investments Corp.	8,482	155
Retail Properties of America, Inc. 'A'	46,596	574
Rexford Industrial Realty, Inc.	1,813	80
RLJ Lodging Trust	23,465	399
RPT Realty	14,820	201
Ryman Hospitality Properties, Inc.	1,949	159
Sabra Health Care REIT, Inc.	7,146	164
Seritage Growth Properties 'A'	2,702	115
SITE Centers Corp.	43,005	650
Spirit Realty Capital, Inc.	14,245	682
STAG Industrial, Inc.	4,722	139
Summit Hotel Properties, Inc.	8,715	101
Sunstone Hotel Investors, Inc.	27,583	379
Tanger Factory Outlet Centers, Inc. (c)	13,662	212
Taubman Centers, Inc.	5,133	210
Terreno Realty Corp.	1,909	98
Uniti Group, Inc.	47,244	367
Urban Edge Properties	6,015	119
Urstadt Biddle Properties, Inc. 'A'	2,459	58
Washington Prime Group, Inc. (c)	131,215	543
Washington Real Estate Investment Trust	7,701	211
Weingarten Realty Investors	14,486	422
Whitestone REIT	1,167	16
Xenia Hotels & Resorts, Inc.	26,223	554
		18,364
Total Real Estate Investment Trusts (Cost $21,830)		22,508
RIGHTS 0.1%
CANADA 0.1%
MATERIALS 0.1%
Pan American Silver Corp. - Exp. 2/22/2029	85,406	66
Total Rights (Cost $18)		66
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (d) 0.6%		984
Total Short-Term Instruments (Cost $984)		984
Total Investments in Securities (Cost $142,582)		158,474
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
MUTUAL FUNDS 1.9%
PIMCO Government Money Market Fund (b)(c)	3,010,982	3,011

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2019 (Unaudited)

Total Short-Term Instruments (Cost $3,011)	3,011
Total Investments in Affiliates (Cost $3,011)	3,011
Total Investments 102.0% (Cost $145,593)	$161,485
Other Assets and Liabilities, net (2.0)%	(3,143)
Net Assets 100.0%	$158,342

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $2,940 were out on loan in exchange for $3,011 of cash collateral as of September 30, 2019. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$984	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,007)	$984	$984
Total Repurchase Agreements						$(1,007)	$984	$984

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Common Stocks
Luxembourg
Materials	$48	$0	$0	$48
United Kingdom
Consumer Discretionary	92	0	0	92
Consumer Staples	148	0	0	148
Information Technology	21	0	0	21
Materials	98	0	0	98
United States
Communication Services	5,360	0	0	5,360
Consumer Discretionary	26,577	0	0	26,577
Consumer Staples	7,066	0	0	7,066
Energy	4,130	0	0	4,130
Financials	21,522	0	0	21,522
Health Care	7,541	0	0	7,541
Industrials	27,852	188	0	28,040
Information Technology	17,339	0	0	17,339
Materials	8,621	0	1	8,622
Real Estate	1,032	0	85	1,117
Utilities	7,195	0	0	7,195
Real Estate Investment Trusts
United States
Financials	4,144	0	0	4,144
Real Estate	18,364	0	0	18,364
Rights
Canada
Materials	0	66	0	66
Short-Term Instruments
Repurchase Agreements	0	984	0	984
	$157,150	$1,238	$86	$158,474
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	3,011	0	0	3,011

Total Investments	$160,161	$1,238	$86	$161,485

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.9% ¤
COMMON STOCKS 90.2%
BRAZIL 9.6%
CONSUMER DISCRETIONARY 0.6%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	60,800	$352
Grendene S.A.	28,500	60
Kroton Educacional S.A.	187,850	505
Lojas Renner S.A.	131,280	1,595
Petrobras Distribuidora S.A.	70,300	466
Via Varejo S.A. (a)	54,600	104
		3,082
CONSUMER STAPLES 2.9%
Ambev S.A. ADR	573,979	2,652
Atacadao S.A.	17,800	90
BRF S.A. (a)	268,200	2,466
JBS S.A.	1,125,000	8,878
M Dias Branco S.A.	9,300	78
Natura Cosmeticos S.A.	134,800	1,099
Raia Drogasil S.A.	30,300	699
		15,962
ENERGY 1.3%
Cosan Ltd. 'A' (a)	6,162	92
Cosan S.A.	17,900	229
Petroleo Brasileiro S.A. SP - ADR	398,365	5,764
Ultrapar Participacoes S.A.	250,200	1,114
		7,199
FINANCIALS 1.8%
B3 S.A. - Brasil Bolsa Balcao	227,700	2,391
Banco Bradesco S.A. ADR	326,089	2,654
Banco BTG Pactual S.A.	76,800	1,082
Banco do Brasil S.A.	245,200	2,685
Banco Santander Brasil S.A. ADR	24,230	264
BB Seguridade Participacoes S.A.	78,300	660
Sul America S.A.	21,000	241
		9,977
HEALTH CARE 0.1%
Hypera S.A.	66,400	536
INDUSTRIALS 0.4%
CCR S.A.	123,800	514
Embraer S.A. SP - ADR	42,333	730
WEG S.A.	143,830	839
		2,083
MATERIALS 2.0%
Cia Siderurgica Nacional S.A.	291,400	928
Klabin S.A.	53,300	197
Vale S.A. SP - ADR	832,859	9,578
		10,703
REAL ESTATE 0.0%
BR Malls Participacoes S.A.	26,600	92
UTILITIES 0.5%
AES Tiete Energia S.A.	164,400	483
Cia de Saneamento Basico do Estado de Sao Paulo ADR	45,009	535
Cia de Saneamento de Minas Gerais-COPASA	6,800	111
EDP - Energias do Brasil S.A.	18,100	85
Energisa S.A.	24,200	291
Engie Brasil Energia S.A.	84,225	900

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Light S.A.	43,800	202
Transmissora Alianca de Energia Eletrica S.A.	55,000	381
		2,988
Total Brazil		52,622
CHILE 1.4%
COMMUNICATION SERVICES 0.0%
Empresa Nacional de Telecomunicaciones S.A. (a)	19,863	174
CONSUMER DISCRETIONARY 0.1%
SACI Falabella	95,551	534
CONSUMER STAPLES 0.3%
Cencosud S.A.	475,005	781
Cia Cervecerias Unidas S.A. SP - ADR	37,162	825
		1,606
ENERGY 0.1%
Empresas COPEC S.A.	61,625	581
FINANCIALS 0.3%
Banco de Chile	5,769,878	808
Banco de Credito e Inversiones	4,890	308
Banco Santander Chile ADR	7,358	206
Itau CorpBanca	5,574,622	42
		1,364
INDUSTRIALS 0.0%
Latam Airlines Group S.A.	7,370	82
MATERIALS 0.2%
CAP S.A.	18,263	159
Empresas CMPC S.A.	189,761	441
Sociedad Quimica y Minera de Chile S.A. SP - ADR (c)	8,763	244
		844
UTILITIES 0.4%
AES Gener S.A.	904,624	197
Aguas Andinas S.A. 'A'	650,337	356
Colbun S.A.	1,921,386	346
Enel Americas S.A.	5,163,931	945
Enel Chile S.A.	4,052,661	350
Engie Energia Chile S.A.	70,112	124
		2,318
Total Chile		7,503
CHINA 9.1%
COMMUNICATION SERVICES 0.8%
China Telecom Corp. Ltd. 'H'	2,998,000	1,365
China Tower Corp. Ltd.	2,644,000	601
NetEase, Inc. ADR	8,749	2,329
		4,295
CONSUMER DISCRETIONARY 1.7%
ANTA Sports Products Ltd.	166,000	1,372
GOME Retail Holdings Ltd. (a)	2,499,000	226
Great Wall Motor Co. Ltd. 'H' (c)	836,500	560
Guangzhou Automobile Group Co. Ltd. 'H'	218,000	209
JD.com, Inc. ADR (a)	104,547	2,950
Shenzhou International Group Holdings Ltd.	97,400	1,271
Vipshop Holdings Ltd. ADR (a)	48,000	428
Yum China Holdings, Inc.	42,220	1,918
Zhongsheng Group Holdings Ltd.	57,500	182
		9,116
CONSUMER STAPLES 0.6%
Dali Foods Group Co. Ltd.	433,000	266
Hengan International Group Co. Ltd.	155,000	1,016
Tingyi Cayman Islands Holding Corp.	308,000	433
Tsingtao Brewery Co. Ltd. 'H'	42,000	253

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Uni-President China Holdings Ltd.	186,000	201
Want Want China Holdings Ltd.	1,342,000	1,072
		3,241
ENERGY 1.3%
China Oilfield Services Ltd. 'H'	32,000	38
China Petroleum & Chemical Corp. 'H'	6,634,000	3,926
China Shenhua Energy Co. Ltd. 'H'	705,000	1,415
CNOOC Ltd.	1,270,000	1,945
		7,324
FINANCIALS 1.8%
Bank of Communications Co. Ltd. 'H'	132,000	86
China Everbright Bank Co. Ltd. 'H'	215,000	92
China Galaxy Securities Co. Ltd. 'H'	501,500	267
China Huarong Asset Management Co. Ltd. 'H'	265,000	40
China International Capital Corp. Ltd. 'H'	98,800	192
China Life Insurance Co. Ltd. 'H'	576,000	1,327
China Merchants Bank Co. Ltd. 'H'	254,000	1,208
China Minsheng Banking Corp. Ltd. 'H'	116,500	79
China Pacific Insurance Group Co. Ltd.	168,800	619
China Reinsurance Group Corp. 'H'	1,374,000	223
CITIC Securities Co. Ltd. 'H'	152,500	286
GF Securities Co. Ltd. 'H' (a)	193,834	203
Haitong Securities Co. Ltd. 'H'	224,800	236
Huatai Securities Co. Ltd. 'H'	157,863	237
PICC Property & Casualty Co. Ltd. 'H'	358,000	418
Ping An Insurance Group Co. of China Ltd. 'H'	371,000	4,264
Postal Savings Bank of China Co. Ltd. 'H'	486,000	296
		10,073
HEALTH CARE 0.1%
China Resources Pharmaceutical Group Ltd.	235,000	220
CSPC Pharmaceutical Group Ltd.	84,000	168
Sinopharm Group Co. Ltd. 'H'	81,600	255
		643
INDUSTRIALS 0.6%
Air China Ltd. 'H'	46,000	40
AviChina Industry & Technology Co. Ltd. 'H'	86,000	42
China Communications Services Corp. Ltd. 'H'	326,000	185
China Southern Airlines Co. Ltd. 'H'	386,000	234
COSCO SHIPPING Energy Transportation Co. Ltd. 'H'	218,000	97
Jiangsu Expressway Co. Ltd. 'H'	306,000	389
Sinopec Engineering Group Co. Ltd. 'H'	68,500	43
Sinotrans Ltd. 'H'	416,000	130
Sinotruk Hong Kong Ltd.	37,000	55
Weichai Power Co. Ltd. 'H'	105,000	151
Yangzijiang Shipbuilding Holdings Ltd.	419,900	292
Zhejiang Expressway Co. Ltd. 'H'	252,000	218
Zhuzhou CRRC Times Electric Co. Ltd. 'H'	46,100	191
ZTO Express Cayman, Inc. ADR	56,115	1,197
		3,264
INFORMATION TECHNOLOGY 0.3%
AAC Technologies Holdings, Inc.	29,000	153
AVIC International Holdings Ltd. 'H'	146,000	129
China Railway Signal & Communication Corp. Ltd. 'H'	133,000	82
FIH Mobile Ltd. (c)	1,076,000	132
Lenovo Group Ltd.	1,322,000	882
ZTE Corp. 'H' (a)	52,200	138
		1,516
MATERIALS 0.5%
Anhui Conch Cement Co. Ltd. 'H'	115,500	686
China BlueChemical Ltd. 'H'	648,000	156
China Hongqiao Group Ltd.	63,000	40
China National Building Material Co. Ltd. 'H'	918,000	824
China Oriental Group Co. Ltd.	414,000	143
Jiangxi Copper Co. Ltd. 'H'	571,000	661
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	1,334,000	388
		2,898
REAL ESTATE 0.8%
Agile Group Holdings Ltd.	488,000	593
China Vanke Co. Ltd. 'H'	77,600	270

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

CIFI Holdings Group Co. Ltd.	194,000	113
Future Land Development Holdings Ltd.	118,000	103
Greentown China Holdings Ltd.	162,500	132
Guangzhou R&F Properties Co. Ltd. 'H'	170,400	258
Kaisa Group Holdings Ltd.	849,000	372
KWG Property Holding Ltd.	115,000	101
Logan Property Holdings Co. Ltd.	142,000	202
Longfor Group Holdings Ltd.	99,500	372
Powerlong Real Estate Holdings Ltd.	336,000	237
Shui On Land Ltd.	1,433,500	285
Sino-Ocean Group Holding Ltd.	664,000	226
SOHO China Ltd.	551,500	158
Sunac China Holdings Ltd.	164,000	659
		4,081
UTILITIES 0.6%
CGN Power Co. Ltd. 'H'	2,443,000	618
Datang International Power Generation Co. Ltd. 'H'	596,000	123
ENN Energy Holdings Ltd.	171,100	1,771
Huadian Fuxin Energy Corp. Ltd. 'H'	740,000	129
Huadian Power International Corp. Ltd. 'H'	580,000	221
Huaneng Power International, Inc. 'H'	776,000	373
		3,235
Total China		49,686
GREECE 0.8%
COMMUNICATION SERVICES 0.0%
Hellenic Telecommunications Organization S.A.	16,797	232
CONSUMER DISCRETIONARY 0.1%
OPAP S.A.	52,144	536
ENERGY 0.1%
Hellenic Petroleum S.A.	12,720	116
Motor Oil Hellas Corinth Refineries S.A.	18,814	439
		555
FINANCIALS 0.6%
Alpha Bank AE (a)	551,901	1,031
National Bank of Greece S.A. (a)(c)	391,613	1,193
Piraeus Bank S.A. (a)(c)	232,602	781
		3,005
UTILITIES 0.0%
Public Power Corp. S.A. (a)(c)	35,865	123
Total Greece		4,451
HONG KONG 3.4%
COMMUNICATION SERVICES 0.1%
China Unicom Hong Kong Ltd.	488,000	517
CONSUMER DISCRETIONARY 0.0%
Dah Chong Hong Holdings Ltd.	446,000	141
CONSUMER STAPLES 0.7%
China Agri-Industries Holdings Ltd.	893,000	290
China Mengniu Dairy Co. Ltd.	192,000	719
China Resources Beer Holdings Co. Ltd.	546,000	2,893
		3,902
FINANCIALS 0.1%
China Everbright Ltd.	190,000	222
Far East Horizon Ltd.	92,000	86
		308
INDUSTRIALS 0.1%
China Merchants Port Holdings Co. Ltd.	36,000	54
China State Construction International Holdings Ltd.	208,000	195
COSCO SHIPPING Ports Ltd.	296,000	236
Shanghai Industrial Holdings Ltd.	31,000	58

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Shenzhen International Holdings Ltd.	29,500	57
		600
MATERIALS 0.0%
Shougang Fushan Resources Group Ltd.	692,000	143
Sinofert Holdings Ltd.	784,000	80
		223
REAL ESTATE 1.5%
China Jinmao Holdings Group Ltd.	342,000	196
China Overseas Land & Investment Ltd.	1,242,000	3,908
China Resources Land Ltd.	724,000	3,032
Poly Property Group Co. Ltd.	795,000	277
Shanghai Industrial Urban Development Group Ltd.	31,000	4
Yuexiu Property Co. Ltd.	2,466,000	535
		7,952
UTILITIES 0.9%
Beijing Enterprises Water Group Ltd.	190,000	97
China Power International Development Ltd.	1,828,000	380
China Resources Gas Group Ltd.	196,000	970
China Resources Power Holdings Co. Ltd.	828,000	1,005
Guangdong Investment Ltd.	730,000	1,429
Kunlun Energy Co. Ltd.	1,028,000	886
		4,767
Total Hong Kong		18,410
INDIA 7.4%
FINANCIALS 3.3%
Axis Bank Ltd. GDR	65,434	3,187
HDFC Bank Ltd. ADR	164,092	9,361
ICICI Bank Ltd. SP - ADR	282,555	3,441
State Bank of India GDR (a)	53,059	2,038
		18,027
HEALTH CARE 0.4%
Dr Reddy's Laboratories Ltd. ADR	55,678	2,110
INDUSTRIALS 0.8%
Larsen & Toubro Ltd. GDR	205,739	4,279
INFORMATION TECHNOLOGY 2.9%
Infosys Ltd. SP - ADR	1,225,581	13,935
Wipro Ltd. ADR	614,078	2,241
		16,176
Total India		40,592
INDONESIA 2.3%
COMMUNICATION SERVICES 0.6%
Indosat Tbk PT (a)	186,500	38
Telekomunikasi Indonesia Persero Tbk PT	10,711,900	3,235
		3,273
CONSUMER DISCRETIONARY 0.2%
Astra International Tbk PT	3,050,500	1,418
CONSUMER STAPLES 0.4%
Charoen Pokphand Indonesia Tbk PT	1,050,900	396
Gudang Garam Tbk PT	96,200	355
Hanjaya Mandala Sampoerna Tbk PT	1,682,600	271
Indofood CBP Sukses Makmur Tbk PT	468,200	397
Indofood Sukses Makmur Tbk PT	769,900	418
Unilever Indonesia Tbk PT	100,600	329
		2,166
ENERGY 0.1%
Bukit Asam Tbk PT	1,463,900	233

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Indo Tambangraya Megah Tbk PT	156,700	137
		370
FINANCIALS 0.6%
Bank Central Asia Tbk PT	819,200	1,751
Bank Mandiri Persero Tbk PT	933,500	459
Bank Negara Indonesia Persero Tbk PT	312,800	162
Bank Rakyat Indonesia Persero Tbk PT	3,112,700	904
		3,276
HEALTH CARE 0.1%
Kalbe Farma Tbk PT	2,996,800	353
INDUSTRIALS 0.1%
United Tractors Tbk PT	305,600	443
MATERIALS 0.2%
Indah Kiat Pulp & Paper Corp. Tbk PT	302,900	138
Indocement Tunggal Prakarsa Tbk PT	308,500	407
Semen Indonesia Persero Tbk PT	700,000	569
		1,114
UTILITIES 0.0%
Perusahaan Gas Negara Tbk PT	1,755,000	260
Total Indonesia		12,673
MALAYSIA 2.1%
COMMUNICATION SERVICES 0.3%
Astro Malaysia Holdings Bhd.	175,300	61
Axiata Group Bhd.	444,400	457
DiGi.Com Bhd.	350,900	398
Maxis Bhd.	264,900	354
Telekom Malaysia Bhd.	246,500	212
		1,482
CONSUMER DISCRETIONARY 0.2%
Genting Bhd.	455,300	624
Genting Malaysia Bhd.	825,100	598
UMW Holdings Bhd.	78,100	91
		1,313
CONSUMER STAPLES 0.2%
British American Tobacco Malaysia Bhd.	29,300	132
Felda Global Ventures Holdings Bhd. (a)	656,200	139
IOI Corp. Bhd.	280,300	297
Kuala Lumpur Kepong Bhd.	57,700	318
PPB Group Bhd.	80,880	350
Sime Darby Plantation Bhd.	58,200	66
		1,302
ENERGY 0.1%
Petronas Dagangan Bhd.	76,300	430
FINANCIALS 0.6%
AMMB Holdings Bhd.	274,300	271
CIMB Group Holdings Bhd.	514,700	618
Hong Leong Bank Bhd.	55,100	215
Hong Leong Financial Group Bhd.	15,300	59
Malayan Banking Bhd.	538,200	1,094
Public Bank Bhd.	187,500	899
RHB Bank Bhd.	52,600	71
		3,227
HEALTH CARE 0.0%
IHH Healthcare Bhd.	72,100	98
INDUSTRIALS 0.2%
HAP Seng Consolidated Bhd.	6,900	16
IJM Corp. Bhd.	434,100	227
MISC Bhd.	155,600	290

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Sime Darby Bhd.	708,200	381
		914
MATERIALS 0.2%
Petronas Chemicals Group Bhd.	435,700	784
REAL ESTATE 0.0%
IOI Properties Group Bhd.	202,900	56
Sunway Bhd.	114,870	47
		103
UTILITIES 0.3%
Petronas Gas Bhd.	125,800	492
Tenaga Nasional Bhd.	307,000	1,000
YTL Corp. Bhd.	244,308	54
YTL Power International Bhd.	214,500	38
		1,584
Total Malaysia		11,237
MEXICO 2.4%
COMMUNICATION SERVICES 0.4%
America Movil S.A.B. de C.V. SP - ADR 'L'	163,482	2,429
CONSUMER DISCRETIONARY 0.0%
Nemak S.A.B. de C.V.	273,900	124
CONSUMER STAPLES 1.5%
Arca Continental S.A.B. de C.V.	35,800	193
Fomento Economico Mexicano S.A.B. de C.V. SP - ADR	12,284	1,125
Gruma S.A.B. de C.V. 'B'	44,470	455
Grupo Lala S.A.B. de C.V.	204,500	234
Industrias Bachoco S.A.B. de C.V.	37,700	166
Kimberly-Clark de Mexico S.A.B. de C.V. 'A'	439,500	883
Wal-Mart de Mexico S.A.B. de C.V.	1,656,800	4,910
		7,966
FINANCIALS 0.1%
Grupo Elektra S.A.B. de C.V.	5,840	414
INDUSTRIALS 0.0%
Grupo Carso S.A.B. de C.V.	56,400	166
MATERIALS 0.4%
Alpek S.A.B. de C.V.	240,500	280
Grupo Mexico S.A.B. de C.V. 'B'	700,300	1,637
		1,917
UTILITIES 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.	48,500	193
Total Mexico		13,209
NETHERLANDS 0.4%
CONSUMER DISCRETIONARY 0.4%
Prosus NV (a)	26,840	1,962
Total Netherlands		1,962
PHILIPPINES 0.9%
COMMUNICATION SERVICES 0.2%
Globe Telecom, Inc.	7,595	268
PLDT, Inc.	29,220	641
		909
CONSUMER STAPLES 0.1%
Universal Robina Corp.	148,290	446

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

ENERGY 0.0%
Semirara Mining & Power Corp.	91,800	40
FINANCIALS 0.2%
Bank of the Philippine Islands	183,361	329
BDO Unibank, Inc.	150,850	416
Metro Pacific Investments Corp.	2,182,000	210
Metropolitan Bank & Trust Co.	197,356	261
		1,216
INDUSTRIALS 0.2%
Alliance Global Group, Inc.	755,500	159
Ayala Corp.	18,410	314
DMCI Holdings, Inc.	721,600	116
International Container Terminal Services, Inc.	74,150	173
JG Summit Holdings, Inc.	55,900	78
San Miguel Corp.	49,690	164
		1,004
REAL ESTATE 0.1%
Ayala Land, Inc.	463,000	442
SM Prime Holdings, Inc.	428,300	307
		749
UTILITIES 0.1%
Aboitiz Power Corp.	288,000	213
First Gen Corp.	154,800	74
Manila Electric Co.	39,010	278
		565
Total Philippines		4,929
POLAND 1.0%
COMMUNICATION SERVICES 0.1%
Cyfrowy Polsat S.A.	30,231	199
Orange Polska S.A. (a)	167,094	230
PLAY Communications S.A.	10,999	76
		505
ENERGY 0.4%
Grupa Lotos S.A.	41,074	907
Polski Koncern Naftowy ORLEN S.A.	54,115	1,332
		2,239
FINANCIALS 0.2%
Bank Polska Kasa Opieki S.A.	5,149	132
Powszechna Kasa Oszczednosci Bank Polski S.A.	28,247	277
Powszechny Zaklad Ubezpieczen S.A.	76,266	711
		1,120
INFORMATION TECHNOLOGY 0.0%
Asseco Poland S.A.	7,728	99
MATERIALS 0.1%
Grupa Azoty S.A. (a)	6,795	57
KGHM Polska Miedz S.A.	33,770	674
		731
UTILITIES 0.2%
Enea S.A.	74,804	161
Energa S.A.	79,598	127
PGE Polska Grupa Energetyczna S.A. (a)	201,811	402

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Tauron Polska Energia S.A.	500,033	193
		883
Total Poland		5,577
ROMANIA 0.0%
REAL ESTATE 0.0%
NEPI Rockcastle PLC	20,338	178
Total Romania		178
RUSSIA 8.7%
COMMUNICATION SERVICES 0.7%
Mobile TeleSystems PJSC SP - ADR	349,144	2,828
Rostelecom PJSC	253,300	307
Sistema PJSC FC	2,344,100	458
		3,593
CONSUMER STAPLES 0.3%
Magnit PJSC SP - GDR	60,636	792
X5 Retail Group NV GDR	19,500	681
		1,473
ENERGY 3.8%
Gazprom Neft PJSC	60,140	393
Gazprom PJSC	2,729,340	9,498
Lukoil PJSC SP - ADR (c)	61,386	5,071
Lukoil PJSC SP - ADR	5,421	448
Novatek PJSC GDR	5,453	1,106
Rosneft Oil, Co. PJSC GDR	225,015	1,442
Tatneft PJSC SP - ADR	43,473	2,760
		20,718
FINANCIALS 0.6%
Moscow Exchange MICEX-RTS PJSC	27,110	40
Sberbank of Russia PJSC	429,040	1,503
VTB Bank PJSC	2,852,480,000	1,872
		3,415
INDUSTRIALS 0.0%
Aeroflot PJSC	29,400	47
Globaltrans Investment PLC GDR	21,149	182
		229
MATERIALS 2.9%
Alrosa PJSC	1,161,970	1,335
Magnitogorsk Iron & Steel Works PJSC	787,700	476
MMC Norilsk Nickel PJSC ADR	350,011	8,956
Novolipetsk Steel PJSC	447,860	982
PhosAgro PJSC GDR	26,384	337
Polymetal International PLC	58,663	824
Polyus PJSC	8,917	1,037
Severstal PJSC GDR (c)	74,295	1,066
Severstal PJSC GDR	41,836	600
		15,613
REAL ESTATE 0.0%
LSR Group PJSC GDR	18,330	40
UTILITIES 0.4%
Federal Grid Co. Unified Energy System PJSC	77,140,000	221
Inter RAO UES PJSC	12,631,000	874
Mosenergo PJSC	3,470,000	121
OGK-2 PJSC	7,101,000	59
Rosseti PJSC	17,581,000	335
RusHydro PJSC	53,381,000	429

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Unipro PJSC	5,192,000	212
		2,251
Total Russia		47,332
SINGAPORE 0.0%
INDUSTRIALS 0.0%
BOC Aviation Ltd.	14,600	135
Total Singapore		135
SOUTH AFRICA 4.9%
COMMUNICATION SERVICES 0.9%
MTN Group Ltd.	590,619	3,758
Telkom S.A. SOC Ltd.	124,040	578
Vodacom Group Ltd.	96,291	762
		5,098
CONSUMER DISCRETIONARY 1.1%
Foschini Group Ltd.	37,835	409
Mr Price Group Ltd.	32,999	345
Naspers Ltd. 'N'	29,455	4,460
Truworths International Ltd.	67,663	237
Woolworths Holdings Ltd.	67,181	244
		5,695
CONSUMER STAPLES 0.4%
Bid Corp. Ltd.	45,329	963
Massmart Holdings Ltd.	26,276	76
Pick n Pay Stores Ltd.	39,260	154
Shoprite Holdings Ltd.	60,758	492
SPAR Group Ltd.	17,676	223
Tiger Brands Ltd.	26,932	375
		2,283
FINANCIALS 0.7%
Absa Group Ltd.	62,576	632
Capitec Bank Holdings Ltd.	1,627	138
FirstRand Ltd. (c)	173,850	714
Liberty Holdings Ltd.	11,252	84
Sanlam Ltd.	245,389	1,209
Standard Bank Group Ltd.	106,826	1,232
		4,009
HEALTH CARE 0.1%
Life Healthcare Group Holdings Ltd.	170,715	256
Netcare Ltd.	217,695	252
		508
INDUSTRIALS 0.1%
Barloworld Ltd.	59,509	453
Imperial Logistics Ltd.	36,186	125
		578
MATERIALS 1.6%
African Rainbow Minerals Ltd.	10,469	97
Anglo American Platinum Ltd.	2,910	175
AngloGold Ashanti Ltd. SP - ADR	104,983	1,918
Gold Fields Ltd. SP - ADR	468,613	2,306
Harmony Gold Mining Co. Ltd. SP - ADR	58,860	167
Impala Platinum Holdings Ltd. (a)	323,396	2,035
Kumba Iron Ore Ltd.	32,967	815
Sappi Ltd.	112,448	279
Sasol Ltd. (c)	24,452	411
Sibanye Gold Ltd. SP - ADR (a)	37,436	202
		8,405
Total South Africa		26,576
SOUTH KOREA 16.3%
COMMUNICATION SERVICES 1.0%
Kakao Corp.	2,654	301

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

KT Corp. SP - ADR	166,376	1,882
LG Uplus Corp.	63,611	725
NAVER Corp.	3,495	458
NCSoft Corp.	1,128	491
SK Telecom Co. Ltd.	9,349	1,884
		5,741
CONSUMER DISCRETIONARY 4.6%
Hankook Tire & Technology Co. Ltd.	21,782	586
Hanon Systems	44,405	445
Hyundai Department Store Co. Ltd.	3,311	216
Hyundai Mobis Co. Ltd.	25,174	5,298
Hyundai Motor Co.	71,161	7,968
Hyundai Wia Corp.	15,082	642
Kangwon Land, Inc.	33,736	833
Kia Motors Corp.	132,381	5,047
LG Electronics, Inc.	34,337	1,933
LOTTE Himart Co. Ltd.	3,851	97
Lotte Shopping Co. Ltd.	7,890	850
Mando Corp.	8,793	266
Shinsegae, Inc.	1,161	254
Woongjin Coway Co., Ltd.	12,585	892
		25,327
CONSUMER STAPLES 1.0%
Amorepacific Corp.	7,784	598
CJ CheilJedang Corp.	993	195
E-MART, Inc.	5,782	545
GS Retail Co. Ltd.	5,974	206
KT&G Corp.	32,953	2,907
LG Household & Health Care Ltd.	978	1,067
NongShim Co. Ltd.	266	56
		5,574
ENERGY 0.9%
GS Holdings Corp.	20,573	865
S-Oil Corp.	5,651	468
SK Gas Ltd.	2,377	148
SK Innovation Co. Ltd.	25,167	3,485
		4,966
FINANCIALS 2.0%
BNK Financial Group, Inc.	54,635	328
DB Insurance Co. Ltd.	7,777	335
DGB Financial Group, Inc.	38,747	241
Hanwha Life Insurance Co. Ltd.	115,892	231
Hyundai Marine & Fire Insurance Co. Ltd.	11,168	246
Industrial Bank of Korea	68,193	752
KB Financial Group, Inc.	53,316	1,903
Meritz Financial Group, Inc.	4,890	53
Meritz Fire & Marine Insurance Co. Ltd.	17,864	285
NH Investment & Securities Co. Ltd.	5,040	53
Samsung Card Co. Ltd.	10,072	296
Samsung Fire & Marine Insurance Co. Ltd.	7,427	1,384
Samsung Life Insurance Co. Ltd.	14,625	869
Samsung Securities Co. Ltd.	4,272	126
Shinhan Financial Group Co. Ltd.	107,471	3,755
		10,857
INDUSTRIALS 1.5%
CJ Corp.	6,108	418
CJ Logistics Corp. (a)	1,122	135
Daelim Industrial Co. Ltd.	6,253	544
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,620	67
Doosan Bobcat, Inc.	4,159	123
Doosan Corp.	1,402	124
Doosan Heavy Industries & Construction Co. Ltd.	35,257	201
Doosan Infracore Co. Ltd. (a)	11,031	58
Hanwha Aerospace Co. Ltd.	1,370	48
Hanwha Corp.	8,172	172
Hyundai Engineering & Construction Co. Ltd.	12,134	469
Hyundai Glovis Co. Ltd.	5,816	758
KCC Corp.	1,115	203
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	1,579	164
Korean Air Lines Co. Ltd.	24,302	465
LG Corp.	17,936	1,050
LG International Corp.	11,714	168
LS Corp.	4,652	184
Pan Ocean Co. Ltd.	9,497	36

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Posco International Corp.	22,370	357
S-1 Corp.	1,353	111
Samsung Heavy Industries Co. Ltd.	34,860	229
SK Holdings Co. Ltd.	7,704	1,313
SK Networks Co. Ltd.	126,594	588
		7,985
INFORMATION TECHNOLOGY 3.3%
LG Display Co. Ltd. (c)	193,016	2,283
Samsung Electro-Mechanics Co. Ltd. (c)	9,891	851
Samsung Electronics Co. Ltd.	197,161	8,073
SK Hynix, Inc.	97,006	6,662
		17,869
MATERIALS 1.2%
Dongkuk Steel Mill Co. Ltd.	32,432	176
Hanwha Chemical Corp.	2,460	37
Hyundai Steel Co.	22,919	745
Kolon Industries, Inc.	4,893	171
Korea Zinc Co. Ltd.	2,215	829
LG Chem Ltd.	2,348	587
OCI Co. Ltd.	957	56
POSCO	20,614	3,908
Seah Besteel Corp.	4,330	59
Taekwang Industrial Co. Ltd.	123	116
Young Poong Corp.	101	51
		6,735
UTILITIES 0.8%
Korea Electric Power Corp.	160,687	3,476
Korea Gas Corp.	23,573	780
		4,256
Total South Korea		89,310
TAIWAN 13.8%
COMMUNICATION SERVICES 1.0%
Chunghwa Telecom Co. Ltd.	929,000	3,322
Far EasTone Telecommunications Co. Ltd.	359,000	839
Taiwan Mobile Co. Ltd.	395,000	1,426
		5,587
CONSUMER DISCRETIONARY 0.5%
Cheng Shin Rubber Industry Co. Ltd.	525,000	775
China Motor Corp.	112,400	223
Formosa Taffeta Co. Ltd.	185,000	202
Hotai Motor Co. Ltd.	44,000	668
Pou Chen Corp.	646,000	828
Yulon Motor Co. Ltd.	382,000	242
		2,938
CONSUMER STAPLES 0.7%
President Chain Store Corp.	119,000	1,112
Uni-President Enterprises Corp.	1,070,000	2,582
		3,694
ENERGY 0.2%
Formosa Petrochemical Corp.	348,000	1,101
FINANCIALS 2.4%
Chang Hwa Commercial Bank Ltd.	803,704	561
CTBC Financial Holding Co. Ltd.	3,179,000	2,110
E.Sun Financial Holding Co. Ltd.	1,562,965	1,322
First Financial Holding Co. Ltd.	1,636,971	1,149
Fubon Financial Holding Co. Ltd.	791,000	1,136
Hua Nan Financial Holdings Co. Ltd. 'C'	1,144,837	773
Mega Financial Holding Co. Ltd.	2,158,000	1,999
Shanghai Commercial & Savings Bank Ltd.	285,000	479
Shin Kong Financial Holding Co. Ltd.	1,766,965	535
SinoPac Financial Holdings Co. Ltd.	1,906,528	743
Taishin Financial Holding Co. Ltd.	1,970,133	879
Taiwan Cooperative Financial Holding Co. Ltd.	1,311,602	866

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Yuanta Financial Holding Co. Ltd.	561,000	335
		12,887
INDUSTRIALS 0.5%
China Airlines Ltd.	949,000	278
Eva Airways Corp.	540,400	238
Far Eastern New Century Corp.	1,318,000	1,215
Taiwan High Speed Rail Corp.	326,000	371
Walsin Lihwa Corp.	963,000	450
		2,552
INFORMATION TECHNOLOGY 6.4%
Acer, Inc.	1,098,000	630
Advantech Co. Ltd.	35,000	308
Asustek Computer, Inc.	141,000	938
AU Optronics Corp.	3,611,000	912
Catcher Technology Co. Ltd.	78,000	591
Chicony Electronics Co. Ltd.	108,060	318
Compal Electronics, Inc.	1,178,000	680
Delta Electronics, Inc.	239,000	1,021
Hon Hai Precision Industry Co. Ltd.	1,225,600	2,892
HTC Corp.	280,000	321
Innolux Corp.	6,178,000	1,314
Inventec Corp.	760,000	524
Largan Precision Co. Ltd.	5,350	765
Lite-On Technology Corp.	772,000	1,226
MediaTek, Inc.	177,000	2,106
Micro-Star International Co. Ltd.	253,000	736
Novatek Microelectronics Corp.	182,000	1,045
Pegatron Corp.	1,008,000	1,754
Powertech Technology, Inc.	230,000	646
Quanta Computer, Inc.	830,000	1,514
Synnex Technology International Corp.	513,000	600
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	247,148	11,487
TPK Holding Co. Ltd.	96,000	173
Unimicron Technology Corp.	204,000	287
United Microelectronics Corp.	811,000	348
Wistron Corp.	1,271,347	1,026
WPG Holdings Ltd.	441,560	543
Zhen Ding Technology Holding Ltd.	59,000	211
		34,916
MATERIALS 2.0%
Asia Cement Corp.	882,000	1,231
China Steel Corp.	1,574,000	1,167
Formosa Chemicals & Fibre Corp.	753,000	2,105
Formosa Plastics Corp.	839,000	2,556
Nan Ya Plastics Corp.	798,000	1,793
Taiwan Cement Corp.	1,678,096	2,144
		10,996
REAL ESTATE 0.1%
Highwealth Construction Corp.	319,000	513
Total Taiwan		75,184
THAILAND 5.0%
COMMUNICATION SERVICES 0.7%
Advanced Info Service PCL	349,300	2,515
Total Access Communication PCL	621,700	1,168
		3,683
CONSUMER STAPLES 0.9%
Berli Jucker PCL	88,200	152
Charoen Pokphand Foods PCL	966,800	830
CP ALL PCL	750,800	1,993
Thai Beverage PCL	1,860,500	1,192
Thai Union Group PCL 'F'	1,156,000	631
		4,798
ENERGY 1.2%
Bangchak Corp. PCL	619,400	552
Esso Thailand PCL (c)	575,100	151
IRPC PCL (c)	3,882,300	467
PTT PCL	2,367,600	3,580
Star Petroleum Refining PCL	2,561,600	779

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Thai Oil PCL	510,800	1,165
		6,694
FINANCIALS 0.5%
Bangkok Bank PCL	186,100	1,055
Kasikornbank PCL	142,000	727
Krung Thai Bank PCL	911,600	513
Thanachart Capital PCL	351,300	655
TMB Bank PCL	1,638,200	84
		3,034
HEALTH CARE 0.1%
Bangkok Dusit Medical Services PCL 'F'	754,600	597
INDUSTRIALS 0.3%
Airports of Thailand PCL	435,900	1,066
Delta Electronics Thailand PCL	302,100	489
		1,555
MATERIALS 0.9%
PTT Global Chemical PCL	703,900	1,238
Siam Cement PCL	276,200	3,683
		4,921
REAL ESTATE 0.2%
Central Pattana PCL	128,600	286
Land & Houses PCL NVDR (c)	2,062,300	647
		933
UTILITIES 0.2%
Electricity Generating PCL	39,100	459
Ratch Group PCL	177,100	414
		873
Total Thailand		27,088
TURKEY 0.7%
COMMUNICATION SERVICES 0.0%
Turk Telekomunikasyon A/S (a)	227,044	233
CONSUMER DISCRETIONARY 0.1%
Arcelik A/S	21,903	74
Ford Otomotiv Sanayi A/S	22,510	237
Tofas Turk Otomobil Fabrikasi A/S	18,970	68
		379
CONSUMER STAPLES 0.1%
BIM Birlesik Magazalar A/S	71,089	618
ENERGY 0.2%
Tupras Turkiye Petrol Rafinerileri A/S	40,317	1,025
FINANCIALS 0.2%
Akbank T.A.S.	111,300	160
Haci Omer Sabanci Holding A/S	178,470	303
Turkiye Garanti Bankasi A/S	65,190	118
Turkiye Halk Bankasi A/S	101,139	117
Turkiye Is Bankasi 'C'	228,517	253
Turkiye Vakiflar Bankasi TAO 'D'	108,233	99
Yapi ve Kredi Bankasi A/S (a)(c)	113,207	48
		1,098
INDUSTRIALS 0.1%
Enka Insaat ve Sanayi A/S	98,201	98
KOC Holding A/S	51,182	171

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Turk Hava Yollari AO (a)(c)	220,621	483
		752
Total Turkey		4,105
UKRAINE 0.0%
CONSUMER STAPLES 0.0%
Kernel Holding S.A.	5,140	56
Total Ukraine		56
UNITED STATES 0.0%
CONSUMER DISCRETIONARY 0.0%
Nexteer Automotive Group Ltd.	66,000	55
Total United States		55
Total Common Stocks (Cost $503,194)		492,870
	UNITS
EQUITY-LINKED SECURITIES 4.9%
IRELAND 4.9%
COMMUNICATION SERVICES 0.1%
Citigroup Global Markets Holdings, Inc., Bharti Airtel Ltd. - Exp. 02/19/2020	93,022	483
CONSUMER STAPLES 1.1%
Citigroup Global Markets Holdings, Inc., Hindustan Unilever Ltd. - Exp. 02/19/2020	63,624	1,785
Citigroup Global Markets Holdings, Inc., ITC Ltd. - Exp. 02/19/2020	1,069,185	3,933
		5,718
ENERGY 1.2%
Citigroup Global Markets Holdings, Inc., Bharat Petroleum Corp. Ltd. - Exp. 02/19/2020	212,229	1,412
Citigroup Global Markets Holdings, Inc., Coal India Ltd. - Exp. 02/19/2020	221,066	625
Citigroup Global Markets Holdings, Inc., Hindustan Petroleum Corp. Ltd. - Exp. 02/19/2020	361,466	1,544
Citigroup Global Markets Holdings, Inc., Indian Oil Corp. Ltd. - Exp. 02/19/2020	262,367	548
Citigroup Global Markets Holdings, Inc., Jindal Steel & Power Ltd. - Exp. 02/15/2019	21,375	31
Citigroup Global Markets Holdings, Inc., Reliance Industries Ltd. - Exp. 02/19/2020	131,120	2,473
Petronet LNG Ltd. - Exp. 02/19/2020	30,444	112
		6,745
FINANCIALS 0.5%
Citigroup Global Markets Holdings, Inc., Bank of Baroda - Exp. 02/15/2019	26,676	35
Citigroup Global Markets Holdings, Inc., Housing Development Finance Corp. Ltd. - Exp. 02/19/2020	67,440	1,888
Citigroup Global Markets Holdings, Inc., Kotak Mahindra Bank Ltd. - Exp. 02/19/2020	38,583	898
		2,821
HEALTH CARE 0.1%
Citigroup Global Markets Holdings, Inc., Lupin Ltd. - Exp. 02/15/2019	4,214	43
Citigroup Global Markets Holdings, Inc., Sun Pharmaceutical Industries Ltd. - Exp. 02/19/2020	69,767	384
		427
INDUSTRIALS 0.2%
Citigroup Global Markets Holdings, Inc., Container Corp. Of India Ltd. - Exp. 02/15/2019	5,693	49
Citigroup Global Markets Holdings, Inc., Hero MotoCorp Ltd. - Exp. 02/19/2020	26,278	1,006
Citigroup Global Markets Holdings, Inc., InterGlobe Aviation Ltd. - Exp. 02/15/2019	2,055	55
		1,110
INFORMATION TECHNOLOGY 1.5%
Citigroup Global Markets Holdings, Inc., HCL Technologies Ltd. - Exp. 02/19/2020	102,161	1,562
Citigroup Global Markets Holdings, Inc., Tata Consultancy Services Ltd. - Exp. 02/19/2020	201,700	5,994
Citigroup Global Markets Holdings, Inc., Tech Mahindra Ltd. - Exp. 02/19/2020	87,802	888
		8,444
MATERIALS 0.2%
Citigroup Global Markets Holdings, Inc., Asian Paints Ltd. - Exp. 02/19/2020	34,585	863

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Citigroup Global Markets Holdings, Inc., NMDC Ltd. - Exp. 02/15/2019	28,811	36
		899
UTILITIES 0.0%
Citigroup Global Markets Holdings, Inc., NTPC Ltd. - Exp. 02/15/2019	23,130	39
Total Equity-Linked Securities (Cost $25,107)		26,686
	SHARES
PREFERRED STOCKS 3.3%
BRAZIL 2.5%
BANKING & FINANCE 1.0%
Banco do Estado do Rio Grande do Sul S.A.	24,300	132
Itau Unibanco Holding S.A.	616,750	5,200
		5,332
INDUSTRIALS 0.5%
Braskem S.A.	57,800	452
Gerdau S.A.	380,300	1,205
Lojas Americanas S.A.	31,200	150
Metalurgica Gerdau S.A.	356,800	537
Telefonica Brasil S.A.	29,900	395
		2,739
UTILITIES 1.0%
Centrais Eletricas Brasileiras S.A.	50,100	507
Cia de Transmissao de Energia Eletrica Paulista	91,100	541
Cia Energetica de Minas Gerais	818,169	2,822
Cia Energetica de Sao Paulo	131,200	900
Cia Paranaense de Energia	82,100	980
		5,750
Total Brazil		13,821
CHILE 0.1%
INDUSTRIALS 0.1%
Embotelladora Andina S.A.	115,740	387
Total Chile		387
RUSSIA 0.7%
UTILITIES 0.7%
Bashneft PJSC	7,821	201
Surgutneftegas PJSC	5,688,600	3,284
Transneft PJSC	138	319
		3,804
Total Russia		3,804
Total Preferred Stocks (Cost $17,382)		18,012
REAL ESTATE INVESTMENT TRUSTS 0.3%
MEXICO 0.2%
REAL ESTATE 0.2%
Fibra Uno Administracion S.A. de C.V.	709,500	1,037
Total Mexico		1,037
SOUTH AFRICA 0.1%
REAL ESTATE 0.1%
Growthpoint Properties Ltd.	445,169	680

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Redefine Properties Ltd.	557,727	288
		968
Total South Africa		968
Total Real Estate Investment Trusts (Cost $2,223)		2,005
RIGHTS 0.0%
THAILAND 0.0%
FINANCIALS 0.0%
TMB Bank PCL - Exp. 11/26/2019	1,134,068	6
Total Rights (Cost $0)		6

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (d) 0.2%		1,149
Total Short-Term Instruments (Cost $1,149)		1,149
Total Investments in Securities (Cost $549,055)		540,728
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
MUTUAL FUNDS 1.6%
PIMCO Government Money Market Fund (b)(c)	8,578,193	8,578
Total Short-Term Instruments (Cost $8,578)		8,578
Total Investments in Affiliates (Cost $8,578)		8,578
Total Investments 100.5% (Cost $557,633)		$549,306
Financial Derivative Instruments (e) (0.0)% (Cost or Premiums, net $0)		(2)
Other Assets and Liabilities, net (0.5)%		(2,871)
Net Assets 100.0%		$546,433

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $10,960 were out on loan in exchange for $11,588 of cash collateral as of September 30, 2019.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$1,149	U.S. Treasury Notes 1.750% due 05/31/2022	$(1,176)	$1,149	$1,149
Total Repurchase Agreements						$(1,176)	$1,149	$1,149

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
SSB	10/2019	HKD	22,217		$2,834	$0	$0
	10/2019		$3,827	ZAR	57,935	0	(2)
Total Forward Foreign Currency Contracts						$0	$(2)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Common Stocks
Brazil
Consumer Discretionary	$3,082	$0	$0	$3,082
Consumer Staples	15,962	0	0	15,962
Energy	7,199	0	0	7,199
Financials	9,977	0	0	9,977
Health Care	536	0	0	536
Industrials	2,083	0	0	2,083
Materials	10,703	0	0	10,703
Real Estate	92	0	0	92
Utilities	2,988	0	0	2,988
Chile
Communication Services	0	174	0	174
Consumer Discretionary	0	534	0	534
Consumer Staples	825	781	0	1,606
Energy	0	581	0	581
Financials	556	808	0	1,364
Industrials	0	82	0	82
Materials	244	600	0	844
Utilities	197	2,121	0	2,318
China
Communication Services	2,329	1,966	0	4,295
Consumer Discretionary	5,296	3,820	0	9,116
Consumer Staples	266	2,975	0	3,241
Energy	0	7,324	0	7,324
Financials	0	10,073	0	10,073
Health Care	0	643	0	643
Industrials	1,197	2,067	0	3,264
Information Technology	0	1,516	0	1,516
Materials	0	2,898	0	2,898
Real Estate	0	4,081	0	4,081
Utilities	0	3,235	0	3,235
Greece
Communication Services	0	232	0	232
Consumer Discretionary	0	536	0	536

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Energy	0	555	0	555
Financials	0	3,005	0	3,005
Utilities	0	123	0	123
Hong Kong
Communication Services	0	517	0	517
Consumer Discretionary	0	141	0	141
Consumer Staples	0	3,902	0	3,902
Financials	0	308	0	308
Industrials	0	600	0	600
Materials	0	223	0	223
Real Estate	0	7,952	0	7,952
Utilities	0	4,767	0	4,767
India
Financials	18,027	0	0	18,027
Health Care	2,110	0	0	2,110
Industrials	4,279	0	0	4,279
Information Technology	16,176	0	0	16,176
Indonesia
Communication Services	0	3,273	0	3,273
Consumer Discretionary	0	1,418	0	1,418
Consumer Staples	0	2,166	0	2,166
Energy	0	370	0	370
Financials	0	3,276	0	3,276
Health Care	0	353	0	353
Industrials	0	443	0	443
Materials	0	1,114	0	1,114
Utilities	0	260	0	260
Malaysia
Communication Services	0	1,482	0	1,482
Consumer Discretionary	0	1,313	0	1,313
Consumer Staples	0	1,302	0	1,302
Energy	430	0	0	430
Financials	71	3,156	0	3,227
Health Care	0	98	0	98
Industrials	0	914	0	914
Materials	0	784	0	784
Real Estate	0	103	0	103
Utilities	492	1,092	0	1,584
Mexico
Communication Services	2,429	0	0	2,429
Consumer Discretionary	124	0	0	124
Consumer Staples	7,966	0	0	7,966
Financials	414	0	0	414
Industrials	166	0	0	166
Materials	1,917	0	0	1,917
Utilities	193	0	0	193
Netherlands
Consumer Discretionary	1,962	0	0	1,962
Philippines
Communication Services	268	641	0	909
Consumer Staples	0	446	0	446
Energy	40	0	0	40
Financials	0	1,216	0	1,216
Industrials	280	724	0	1,004
Real Estate	0	749	0	749
Utilities	0	565	0	565
Poland
Communication Services	0	505	0	505
Energy	0	2,239	0	2,239
Financials	0	1,120	0	1,120
Information Technology	0	99	0	99
Materials	0	731	0	731
Utilities	0	883	0	883
Romania
Real Estate	178	0	0	178
Russia
Communication Services	2,828	765	0	3,593
Consumer Staples	256	1,217	0	1,473
Energy	2,211	18,507	0	20,718
Financials	40	3,375	0	3,415
Industrials	182	47	0	229
Materials	5,051	10,562	0	15,613
Real Estate	40	0	0	40
Utilities	0	2,251	0	2,251
Singapore
Industrials	0	135	0	135
South Africa
Communication Services	0	5,098	0	5,098
Consumer Discretionary	0	5,695	0	5,695
Consumer Staples	230	2,053	0	2,283
Financials	222	3,787	0	4,009
Health Care	0	508	0	508
Industrials	125	453	0	578
Materials	5,047	3,358	0	8,405

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

South Korea
Communication Services	1,882	3,859	0	5,741
Consumer Discretionary	833	24,494	0	25,327
Consumer Staples	0	5,574	0	5,574
Energy	0	4,966	0	4,966
Financials	0	10,857	0	10,857
Industrials	1,161	6,824	0	7,985
Information Technology	0	17,869	0	17,869
Materials	116	6,619	0	6,735
Utilities	0	4,256	0	4,256
Taiwan
Communication Services	1,426	4,161	0	5,587
Consumer Discretionary	0	2,938	0	2,938
Consumer Staples	0	3,694	0	3,694
Energy	0	1,101	0	1,101
Financials	0	12,887	0	12,887
Industrials	0	2,552	0	2,552
Information Technology	11,487	23,429	0	34,916
Materials	0	10,996	0	10,996
Real Estate	0	513	0	513
Thailand
Communication Services	0	3,683	0	3,683
Consumer Staples	0	4,798	0	4,798
Energy	0	6,694	0	6,694
Financials	0	3,034	0	3,034
Health Care	0	597	0	597
Industrials	489	1,066	0	1,555
Materials	0	4,921	0	4,921
Real Estate	0	933	0	933
Utilities	0	873	0	873
Turkey
Communication Services	0	233	0	233
Consumer Discretionary	0	379	0	379
Consumer Staples	618	0	0	618
Energy	1,025	0	0	1,025
Financials	0	1,098	0	1,098
Industrials	98	654	0	752
Ukraine
Consumer Staples	0	56	0	56
United States
Consumer Discretionary	0	55	0	55
Equity-Linked Securities
Ireland
Communication Services	0	483	0	483
Consumer Staples	0	5,718	0	5,718
Energy	0	6,745	0	6,745
Financials	0	2,821	0	2,821
Health Care	0	427	0	427
Industrials	0	1,110	0	1,110
Information Technology	0	8,444	0	8,444
Materials	0	899	0	899
Utilities	0	39	0	39
Preferred Stocks
Brazil
Banking & Finance	5,332	0	0	5,332
Industrials	2,589	150	0	2,739
Utilities	5,750	0	0	5,750
Chile
Industrials	0	387	0	387
Russia
Utilities	319	3,485	0	3,804
Real Estate Investment Trusts
Mexico
Real Estate	1,037	0	0	1,037
South Africa
Real Estate	288	680	0	968
Rights
Thailand
Financials	0	6	0	6
Short-Term Instruments
Repurchase Agreements	0	1,149	0	1,149
	$171,736	$368,992	$0	$540,728
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	8,578	0	0	8,578
Total Investments	$180,314	$368,992	$0	$549,306
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2)	$0	$(2)
Total Financial Derivative Instruments	$0	$(2)	$0	$(2)

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Totals	$180,314	$368,990	$0	$549,304

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.5% ¤
COMMON STOCKS 94.4%
AUSTRALIA 5.1%
COMMUNICATION SERVICES 0.5%
Nine Entertainment Co. Holdings Ltd.	5,374	$7
SEEK Ltd.	1,061	15
Seven West Media Ltd.	11,984	3
Telstra Corp. Ltd.	71,950	171
		196
CONSUMER DISCRETIONARY 0.6%
Aristocrat Leisure Ltd.	811	17
Harvey Norman Holdings Ltd.	4,137	12
JB Hi-Fi Ltd.	955	22
Super Retail Group Ltd.	1,912	13
Tabcorp Holdings Ltd.	3,872	13
Wesfarmers Ltd.	6,085	163
		240
CONSUMER STAPLES 0.6%
Coca-Cola Amatil Ltd.	2,446	18
GrainCorp Ltd. 'A'	2,863	15
Inghams Group Ltd.	4,915	10
Metcash Ltd.	6,296	13
Woolworths Group Ltd.	7,650	193
		249
ENERGY 0.2%
Caltex Australia Ltd.	2,819	50
Origin Energy Ltd.	3,599	19
Santos Ltd.	2,431	13
Washington H Soul Pattinson & Co. Ltd.	717	10
Woodside Petroleum Ltd.	801	18
		110
FINANCIALS 1.0%
AMP Ltd.	23,027	29
Commonwealth Bank of Australia	1,344	73
Genworth Mortgage Insurance Australia Ltd.	5,358	12
Insurance Australia Group Ltd.	4,617	25
Macquarie Group Ltd.	371	33
Magellan Financial Group Ltd.	547	19
Medibank Pvt Ltd.	20,590	47
National Australia Bank Ltd.	1,084	22
NIB Holdings Ltd.	3,385	17
QBE Insurance Group Ltd.	6,059	51
Suncorp Group Ltd.	4,308	40
Westpac Banking Corp.	3,071	61
		429
HEALTH CARE 0.3%
Ansell Ltd.	826	15
Cochlear Ltd.	105	15
CSL Ltd.	477	75
Ramsay Health Care Ltd.	292	13
		118
INDUSTRIALS 0.4%
Aurizon Holdings Ltd.	3,699	15
Brambles Ltd.	3,866	30
CIMIC Group Ltd.	599	13
Downer EDI Ltd.	2,397	12
Monadelphous Group Ltd.	1,287	14
Qantas Airways Ltd.	3,741	16
Sydney Airport	5,165	28

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Transurban Group	4,769	47
		175
INFORMATION TECHNOLOGY 0.1%
Atlassian Corp. PLC 'A' (a)	185	23
Computershare Ltd.	1,245	14
		37
MATERIALS 1.3%
Ausdrill Ltd.	8,238	12
BHP Group Ltd.	3,651	90
BHP Group PLC	9,925	212
CSR Ltd.	6,291	18
Evolution Mining Ltd.	6,815	21
Fortescue Metals Group Ltd.	8,809	52
Mount Gibson Iron Ltd.	16,303	9
Newcrest Mining Ltd.	3,187	73
Northern Star Resources Ltd.	3,854	29
Orica Ltd.	2,103	32
Regis Resources Ltd.	4,432	15
		563
UTILITIES 0.1%
AGL Energy Ltd.	1,966	25
APA Group	1,629	13
		38
Total Australia		2,155
AUSTRIA 0.2%
ENERGY 0.1%
OMV AG	474	25
INDUSTRIALS 0.0%
Andritz AG	284	12
INFORMATION TECHNOLOGY 0.0%
AMS AG	105	5
REAL ESTATE 0.0%
CA Immobilien Anlagen AG	374	13
UTILITIES 0.1%
Verbund AG	327	18
Total Austria		73
BELGIUM 1.2%
COMMUNICATION SERVICES 0.1%
Proximus SADP	1,447	43
CONSUMER STAPLES 0.7%
Anheuser-Busch InBev S.A. NV	2,793	266
Colruyt S.A.	602	33
		299
ENERGY 0.0%
Euronav NV	1,383	13
FINANCIALS 0.2%
Ageas	1,275	71
Gimv NV	210	12
		83
HEALTH CARE 0.1%
UCB S.A.	294	21
INFORMATION TECHNOLOGY 0.1%
Barco NV	67	13

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

MATERIALS 0.0%
Umicore S.A.	333	13
UTILITIES 0.0%
Elia System Operator S.A.	153	12
Total Belgium		497
CAMBODIA 0.0%
CONSUMER DISCRETIONARY 0.0%
NagaCorp Ltd.	8,000	13
Total Cambodia		13
CANADA 7.0%
COMMUNICATION SERVICES 0.7%
BCE, Inc.	2,188	106
Cineplex, Inc.	802	15
Cogeco Communications, Inc.	154	12
Corus Entertainment, Inc. 'B'	3,068	12
Entertainment One Ltd.	1,773	12
Quebecor, Inc. 'B'	1,042	24
Rogers Communications, Inc. 'B'	1,140	56
Shaw Communications, Inc. 'B'	1,433	28
TELUS Corp.	1,372	49
		314
CONSUMER DISCRETIONARY 0.8%
Canadian Tire Corp. Ltd. 'A'	306	34
Dollarama, Inc.	970	35
Gildan Activewear, Inc.	1,348	48
Great Canadian Gaming Corp. (a)	441	14
Lululemon Athletica, Inc. (a)	102	19
Magna International, Inc.	2,620	140
Martinrea International, Inc. (d)	1,482	13
Restaurant Brands International, Inc.	339	24
		327
CONSUMER STAPLES 0.9%
Alimentation Couche-Tard, Inc. 'B'	3,023	93
Empire Co. Ltd. 'A'	1,543	42
George Weston Ltd.	525	44
Loblaw Cos. Ltd.	1,195	68
Maple Leaf Foods, Inc.	729	16
Metro, Inc.	1,873	82
North West Co., Inc.	592	13
Saputo, Inc.	1,083	33
		391
ENERGY 0.5%
Cenovus Energy, Inc.	2,320	22
Crescent Point Energy Corp.	2,900	12
Enbridge, Inc.	2,108	74
Gibson Energy, Inc.	718	12
Husky Energy, Inc.	1,585	11
Imperial Oil Ltd.	479	13
MEG Energy Corp. (a)	1,511	7
Pembina Pipeline Corp.	471	17
Precision Drilling Corp. (a)	5,377	6
TC Energy Corp.	909	47
Trican Well Service Ltd. (a)	4,312	3
		224
FINANCIALS 1.1%
Bank of Montreal	1,195	88
Brookfield Asset Management, Inc. 'A'	940	50
Canadian Imperial Bank of Commerce	992	82
CI Financial Corp.	1,884	27
Element Fleet Management Corp.	1,581	13
Fairfax Financial Holdings Ltd.	74	33
Great-West Lifeco, Inc. (d)	715	17
Home Capital Group, Inc.	898	17
IGM Financial, Inc.	683	19
Intact Financial Corp.	365	37
Onex Corp.	277	17
Power Corp. of Canada	1,635	38

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Power Financial Corp.	1,049	24
Sun Life Financial, Inc.	285	13
TMX Group Ltd.	145	13
		488
HEALTH CARE 0.0%
Chartwell Retirement Residences	1,251	14
INDUSTRIALS 1.4%
Aecon Group, Inc.	1,126	16
Air Canada (a)	800	26
CAE, Inc.	992	25
Canadian National Railway Co.	1,926	173
Canadian Pacific Railway Ltd.	455	101
Finning International, Inc.	714	12
NFI Group, Inc.	199	4
Ritchie Bros Auctioneers, Inc.	322	13
Russel Metals, Inc.	804	13
TFI International, Inc.	688	21
Thomson Reuters Corp.	1,901	127
Toromont Industries Ltd.	261	13
Transcontinental, Inc. 'A'	1,215	14
WestJet Airlines Ltd.	1,021	24
		582
INFORMATION TECHNOLOGY 0.4%
Celestica, Inc. (a)	1,814	13
CGI, Inc. (a)	817	65
Constellation Software, Inc. (d)	55	55
Open Text Corp.	450	18
Shopify, Inc. 'A' (a)	64	20
		171
MATERIALS 0.6%
Agnico Eagle Mines Ltd.	218	12
B2Gold Corp. (a)	3,759	12
Barrick Gold Corp.	2,672	46
Centerra Gold, Inc. (a)	1,451	12
Detour Gold Corp. (a)(d)	795	12
Eldorado Gold Corp. (a)	2,459	19
Franco-Nevada Corp.	189	17
Kirkland Lake Gold Ltd. (d)	516	23
Methanex Corp.	350	12
Pan American Silver Corp.	760	12
Resolute Forest Products, Inc.	623	3
Teck Resources Ltd. 'B'	768	13
Western Forest Products, Inc.	9,046	8
Wheaton Precious Metals Corp.	460	12
Winpak Ltd.	385	13
Yamana Gold, Inc.	3,740	12
		238
REAL ESTATE 0.1%
Colliers International Group, Inc.	169	13
FirstService Corp.	188	19
		32
UTILITIES 0.5%
Atco Ltd. 'I'	685	25
Canadian Utilities Ltd. 'A'	426	13
Capital Power Corp.	542	12
Emera, Inc.	845	37
Fortis, Inc.	1,567	66
Hydro One Ltd.	814	15
Superior Plus Corp.	1,438	13
TransAlta Corp.	1,931	13
		194
Total Canada		2,975
DENMARK 1.4%
CONSUMER STAPLES 0.2%
Carlsberg A/S 'B'	441	65

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Royal Unibrew A/S	156	13
		78
FINANCIALS 0.1%
Topdanmark A/S	279	14
Tryg A/S	640	18
		32
HEALTH CARE 0.7%
Coloplast A/S 'B'	207	25
Demant A/S (a)	436	11
H Lundbeck A/S	35	1
Novo Nordisk A/S 'B'	5,197	269
		306
INDUSTRIALS 0.3%
AP Moller - Maersk A/S 'B'	27	31
DSV A/S	204	19
ISS A/S	809	20
Vestas Wind Systems A/S	752	58
		128
MATERIALS 0.0%
CHR Hansen Holding A/S	148	13
UTILITIES 0.1%
Orsted A/S	561	52
Total Denmark		609
FINLAND 1.1%
COMMUNICATION SERVICES 0.1%
Elisa Oyj	404	21
CONSUMER STAPLES 0.1%
Kesko Oyj 'B'	720	45
ENERGY 0.2%
Neste Oyj	2,231	74
FINANCIALS 0.1%
Nordea Bank Abp	114	1
Sampo Oyj 'A'	1,234	49
		50
HEALTH CARE 0.0%
Orion Oyj 'B'	375	14
INDUSTRIALS 0.3%
Kone Oyj 'B'	1,916	109
Wartsila Oyj Abp	1,494	17
		126
INFORMATION TECHNOLOGY 0.1%
Nokia Oyj	4,215	21
Tieto Oyj	463	12
		33
MATERIALS 0.1%
Kemira Oyj	856	13
Stora Enso Oyj 'R'	2,350	28
UPM-Kymmene Oyj	552	16
		57
UTILITIES 0.1%
Fortum Oyj	1,838	43

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Total Finland		463
FRANCE 6.3%
COMMUNICATION SERVICES 0.7%
Eutelsat Communications S.A.	720	13
Iliad S.A.	139	13
Lagardere S.C.A.	1,337	30
Orange S.A.	5,069	79
Publicis Groupe S.A.	546	27
Television Francaise	1,546	14
Vivendi S.A.	4,878	133
		309
CONSUMER DISCRETIONARY 1.0%
Cie Generale des Etablissements Michelin S.C.A.	193	21
Elior Group S.A.	1,142	15
Hermes International	47	32
LVMH Moet Hennessy Louis Vuitton SE	554	220
Peugeot S.A.	2,486	62
Renault S.A.	244	14
Sodexo S.A.	619	70
		434
CONSUMER STAPLES 1.2%
Carrefour S.A.	2,337	41
Casino Guichard Perrachon S.A. (c)	731	35
Danone S.A.	2,196	194
L'Oreal S.A.	509	142
Pernod Ricard S.A.	517	92
		504
ENERGY 0.1%
CGG S.A. (a)	3,009	7
Total S.A.	872	45
		52
FINANCIALS 0.2%
AXA S.A.	501	13
Eurazeo S.A.	226	17
Natixis S.A.	2,922	12
SCOR SE	578	24
Societe Generale S.A.	744	20
		86
HEALTH CARE 0.5%
Korian S.A.	306	13
Sanofi	1,915	177
		190
INDUSTRIALS 1.8%
Aeroports de Paris	71	13
Air France-KLM (a)	1,240	13
Airbus SE	1,371	178
Alstom S.A.	761	32
Bouygues S.A.	631	25
Cie de Saint-Gobain	336	13
Dassault Aviation S.A.	3	4
Edenred	268	13
Getlink SE	932	14
Legrand S.A.	212	15
Rexel S.A.	2,003	22
Safran S.A.	255	40
Schneider Electric SE	768	68
Societe BIC S.A.	185	12
Teleperformance	59	13
Thales S.A.	237	27
Vallourec S.A. (a)	1,784	5
Vinci S.A.	2,352	253
		760
INFORMATION TECHNOLOGY 0.1%
Alten S.A.	115	13
Atos SE	148	10

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Dassault Systemes SE	88	13
		36
REAL ESTATE 0.0%
Nexity S.A.	294	14
UTILITIES 0.7%
Electricite de France S.A.	3,761	42
Engie S.A.	9,171	150
Suez	805	13
Veolia Environnement S.A.	3,098	78
		283
Total France		2,668
GERMANY 5.0%
COMMUNICATION SERVICES 0.4%
Axel Springer SE (a)	184	13
Deutsche Telekom AG	5,917	99
ProSiebenSat.1 Media SE	740	10
Scout24 AG	263	15
Telefonica Deutschland Holding AG	4,286	12
		149
CONSUMER DISCRETIONARY 0.8%
Adidas AG	646	201
Bayerische Motoren Werke AG	291	20
Continental AG	382	49
Daimler AG	418	21
Fielmann AG	171	13
Hella GmbH & Co. KGaA	269	12
Hugo Boss AG	204	11
Leoni AG	355	4
Puma SE	167	13
TUI AG	1,213	14
		358
CONSUMER STAPLES 0.2%
Beiersdorf AG	362	43
Metro AG	1,788	28
Suedzucker AG	819	13
		84
FINANCIALS 1.1%
Commerzbank AG	3,618	21
Deutsche Bank AG	3,006	22
Deutsche Boerse AG	709	111
Deutsche Pfandbriefbank AG	1,179	14
Hannover Rueck SE	271	46
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	946	244
Talanx AG	526	23
		481
HEALTH CARE 0.3%
Carl Zeiss Meditec AG	111	13
Fresenius Medical Care AG & Co. KGaA	774	52
Fresenius SE & Co. KGaA	271	13
Merck KGaA	402	45
		123
INDUSTRIALS 0.5%
Bilfinger SE	410	12
Brenntag AG	568	27
Deutsche Lufthansa AG	1,917	30
Deutsche Post AG	2,062	69
Deutz AG	1,308	8
Fraport AG Frankfurt Airport Services Worldwide	150	13
Hapag-Lloyd AG	182	13
Hochtief AG	142	16
Kloeckner & Co. SE	748	5
MTU Aero Engines AG	58	15

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Rational AG	18	13
		221
INFORMATION TECHNOLOGY 0.2%
Infineon Technologies AG	683	12
SAP SE	671	79
		91
MATERIALS 0.5%
Aurubis AG	283	12
BASF SE	2,028	142
Evonik Industries AG	521	13
K+S AG	997	14
Salzgitter AG	407	7
Symrise AG	175	17
		205
REAL ESTATE 0.4%
Deutsche Wohnen SE	462	17
LEG Immobilien AG	176	20
TAG Immobilien AG	550	12
TLG Immobilien AG	466	13
Vonovia SE	2,187	111
		173
UTILITIES 0.6%
E.ON SE	9,852	96
RWE AG	3,490	109
Uniper SE	1,710	56
		261
Total Germany		2,146
HONG KONG 2.1%
COMMUNICATION SERVICES 0.1%
HKBN Ltd.	7,000	13
HKT Trust & HKT Ltd.	19,000	30
PCCW Ltd.	34,000	19
		62
CONSUMER DISCRETIONARY 0.2%
Bosideng International Holdings Ltd.	40,000	17
Chow Tai Fook Jewellery Group Ltd.	16,600	14
Galaxy Entertainment Group Ltd.	2,000	13
Li & Fung Ltd.	106,000	12
Luk Fook Holdings International Ltd.	2,000	5
Melco Resorts & Entertainment Ltd.	812	16
SJM Holdings Ltd.	13,000	12
Yue Yuen Industrial Holdings Ltd.	6,000	16
		105
CONSUMER STAPLES 0.2%
Dairy Farm International Holdings Ltd.	1,700	11
Vitasoy International Holdings Ltd.	4,000	16
WH Group Ltd.	43,000	38
		65
FINANCIALS 0.3%
AIA Group Ltd.	8,200	78
Hong Kong Exchanges and Clearing Ltd.	1,300	38
		116
HEALTH CARE 0.0%
Sino Biopharmaceutical Ltd.	14,500	18
INDUSTRIALS 0.3%
Cathay Pacific Airways Ltd.	9,000	11
Jardine Matheson Holdings Ltd.	500	27
Jardine Strategic Holdings Ltd.	400	12
MTR Corp. Ltd.	6,000	34
NWS Holdings Ltd.	7,000	11
Seaspan Corp.	1,154	12

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Techtronic Industries Co. Ltd.	2,000	14
		121
INFORMATION TECHNOLOGY 0.1%
Kingboard Holdings Ltd.	4,000	11
VTech Holdings Ltd.	1,500	13
		24
REAL ESTATE 0.4%
Hang Lung Group Ltd.	3,000	7
Hongkong Land Holdings Ltd.	5,500	31
Hysan Development Co. Ltd.	1,000	4
Kerry Properties Ltd.	3,500	11
New World Development Co. Ltd.	20,000	26
Shimao Property Holdings Ltd.	5,000	15
Sun Hung Kai Properties Ltd.	1,500	21
Swire Pacific Ltd. 'A'	3,000	28
Wharf Holdings Ltd.	5,000	11
Wharf Real Estate Investment Co. Ltd.	1,000	5
Wheelock & Co. Ltd.	1,000	6
		165
UTILITIES 0.5%
China Gas Holdings Ltd.	3,800	15
CK Infrastructure Holdings Ltd.	1,500	10
CLP Holdings Ltd.	9,000	95
Hong Kong & China Gas Co. Ltd.	36,810	72
Power Assets Holdings Ltd.	2,000	13
		205
Total Hong Kong		881
IRELAND 1.2%
CONSUMER STAPLES 0.2%
C&C Group PLC	2,764	13
Glanbia PLC	1,073	13
Kerry Group PLC 'A'	493	58
		84
HEALTH CARE 0.6%
ICON PLC (a)	85	12
Jazz Pharmaceuticals PLC (a)	109	14
Medtronic PLC	2,049	223
		249
INDUSTRIALS 0.3%
Allegion PLC	182	19
DCC PLC	330	29
Experian PLC	2,099	67
Grafton Group PLC	1,332	12
		127
MATERIALS 0.1%
James Hardie Industries PLC ADR	758	13
Smurfit Kappa Group PLC	943	28
		41
Total Ireland		501
ISRAEL 0.7%
COMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	32,655	22
ENERGY 0.1%
Delek Group Ltd.	90	11
Paz Oil Co. Ltd.	98	14
		25
FINANCIALS 0.3%
Bank Hapoalim BM (a)	3,422	27
Bank Leumi Le-Israel BM	3,193	23
Harel Insurance Investments & Financial Services Ltd.	1,463	13
Israel Discount Bank Ltd. 'A'	7,378	32

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Mizrahi Tefahot Bank Ltd.	685	17
Plus500 Ltd.	896	8
		120
HEALTH CARE 0.0%
Teva Pharmaceutical Industries Ltd. (a)	1,420	10
INDUSTRIALS 0.0%
Elbit Systems Ltd.	94	16
INFORMATION TECHNOLOGY 0.1%
Check Point Software Technologies Ltd. (a)	195	21
Mellanox Technologies Ltd. (a)	121	13
Nice Ltd. (a)	166	24
		58
MATERIALS 0.1%
Israel Chemicals Ltd.	5,254	26
Israel Corp. Ltd. (a)	45	10
		36
Total Israel		287
ITALY 1.8%
COMMUNICATION SERVICES 0.1%
Telecom Italia SpA	63,220	36
CONSUMER DISCRETIONARY 0.1%
Ferrari NV	154	24
Moncler SpA	361	13
		37
ENERGY 0.3%
Eni SpA	5,911	90
Saipem SpA (a)	2,774	12
Saras SpA	7,434	13
		115
FINANCIALS 0.3%
Assicurazioni Generali SpA	2,028	39
Banca Popolare di Sondrio SCPA	3,168	6
BPER Banca	3,946	15
Mediobanca SpA	1,143	13
Societa Cattolica di Assicurazioni S.C.	1,560	13
Unione di Banche Italiane SpA	4,958	14
Unipol Gruppo Finanziario SpA	3,572	19
		119
HEALTH CARE 0.1%
DiaSorin SpA	122	14
Recordati SpA	293	13
		27
INDUSTRIALS 0.1%
ASTM SpA	439	14
Atlantia SpA	1,826	44
Leonardo SpA	1,068	13
		71
UTILITIES 0.8%
Enel SpA	25,150	188
ERG SpA	618	12
Iren SpA	4,776	14
Snam SpA	13,524	68
Terna Rete Elettrica Nazionale SpA	11,163	72
		354
Total Italy		759
JAPAN 24.8%
COMMUNICATION SERVICES 2.3%
Avex, Inc.	1,200	14

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Capcom Co. Ltd.	600	16
CyberAgent, Inc.	300	12
Daiichikosho Co. Ltd.	300	14
DeNA Co. Ltd.	800	14
Fuji Media Holdings, Inc.	1,300	17
Gree, Inc.	2,700	12
GungHo Online Entertainment, Inc.	470	11
Kadokawa Dwango (a)	800	11
Kakaku.com, Inc.	800	20
KDDI Corp.	8,200	214
Konami Holdings Corp.	300	14
Nintendo Co. Ltd.	300	112
Nippon Telegraph & Telephone Corp.	4,400	210
NTT DOCOMO, Inc.	7,500	191
Shochiku Co. Ltd.	100	13
Softbank Corp.	2,100	28
SoftBank Group Corp.	800	32
Square Enix Holdings Co. Ltd.	300	15
		970
CONSUMER DISCRETIONARY 4.7%
ABC-Mart, Inc.	200	13
Adastria Co. Ltd.	1,000	23
Aisin Seiki Co. Ltd.	400	13
Arata Corp.	100	4
Autobacs Seven Co. Ltd.	700	11
Bandai Namco Holdings, Inc.	900	56
Benesse Holdings, Inc.	200	5
Bridgestone Corp.	3,900	152
Casio Computer Co. Ltd.	900	14
DCM Holdings Co. Ltd.	1,300	13
Denso Corp.	500	22
EDION Corp.	1,300	13
Fast Retailing Co. Ltd.	100	60
FCC Co. Ltd.	600	12
Foster Electric Co. Ltd.	700	12
Geo Holdings Corp.	1,000	12
H2O Retailing Corp.	1,200	13
Heiwa Corp.	600	12
Honda Motor Co. Ltd.	1,900	50
Iida Group Holdings Co. Ltd.	800	13
Isetan Mitsukoshi Holdings Ltd.	1,500	12
Isuzu Motors Ltd.	3,000	33
JVC Kenwood Corp.	5,200	15
K's Holdings Corp.	1,200	13
Keihin Corp.	800	12
Kohnan Shoji Co. Ltd.	500	11
Koito Manufacturing Co. Ltd.	200	10
Komeri Co. Ltd.	600	12
Kura Sushi, Inc.	100	4
KYB Corp.	100	3
Mazda Motor Corp.	2,000	18
McDonald's Holdings Co. Japan Ltd.	500	24
Musashi Seimitsu Industry Co. Ltd.	1,000	13
NHK Spring Co. Ltd.	1,600	12
Nifco, Inc.	700	17
Nikon Corp.	1,200	15
Nishimatsuya Chain Co. Ltd.	1,300	11
Nissan Motor Co. Ltd.	9,500	59
Nitori Holdings Co. Ltd.	300	44
NOK Corp.	1,000	15
Ohsho Food Service Corp.	200	13
Oriental Land Co. Ltd.	700	107
Paltac Corp.	200	10
Pan Pacific International Holdings Corp.	1,100	18
Panasonic Corp.	7,000	57
Plenus Co. Ltd.	800	13
Rakuten, Inc.	1,800	18
Round One Corp.	800	12
Royal Holdings Co. Ltd.	500	13
Saizeriya Co. Ltd.	500	13
Sankyo Co. Ltd.	200	7
Sanrio Co. Ltd.	700	14
Sekisui Chemical Co. Ltd.	2,000	31
Sekisui House Ltd.	1,900	37
Shimachu Co. Ltd.	500	12
Shimamura Co. Ltd.	200	16
Shimano, Inc.	100	15
Showa Corp.	800	11
Skylark Co. Ltd.	1,200	22
Stanley Electric Co. Ltd.	200	5
Subaru Corp.	2,600	74
Sumitomo Electric Industries Ltd.	2,000	25
Sumitomo Forestry Co. Ltd.	900	12
Sumitomo Rubber Industries Ltd.	1,900	23

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Sushiro Global Holdings Ltd.	200	13
Suzuki Motor Corp.	1,200	51
Takashimaya Co. Ltd.	1,000	12
Tokai Rika Co. Ltd.	700	12
Tomy Co. Ltd.	1,200	14
Toyoda Gosei Co. Ltd.	600	12
Toyota Industries Corp.	200	11
Toyota Motor Corp.	4,000	269
TS Tech Co. Ltd.	500	15
United Arrows Ltd.	200	6
USS Co. Ltd.	1,100	21
Workman Co. Ltd.	200	14
Yamada Denki Co. Ltd.	5,500	27
Yamaha Corp.	500	23
Yondoshi Holdings, Inc.	500	12
Yoshinoya Holdings Co. Ltd.	700	16
Zensho Holdings Co. Ltd.	600	13
		1,995
CONSUMER STAPLES 2.6%
Aeon Co. Ltd.	2,200	40
Ain Holdings, Inc.	100	6
Ajinomoto Co., Inc.	3,200	61
Ariake Japan Co. Ltd.	100	8
Asahi Group Holdings Ltd.	1,400	70
Calbee, Inc.	400	12
Coca-Cola Bottlers Japan, Inc.	300	7
Cosmos Pharmaceutical Corp.	100	20
Earth Corp.	100	5
Ezaki Glico Co. Ltd.	200	8
FamilyMart Co. Ltd	600	15
Fancl Corp.	500	13
Fuji Oil Holdings, Inc.	500	15
Heiwado Co. Ltd.	600	11
House Foods Group, Inc.	300	11
Ito En Ltd.	200	9
J-Oil Mills, Inc.	200	8
Japan Tobacco, Inc.	7,500	164
Kagome Co. Ltd.	500	13
Kao Corp.	1,200	89
Kewpie Corp.	500	12
Kikkoman Corp.	300	14
Kirin Holdings Co. Ltd.	3,300	70
Kobayashi Pharmaceutical Co. Ltd.	100	8
Lion Corp.	600	12
Mandom Corp.	500	12
Maruha Nichiro Corp.	700	18
Matsumotokiyoshi Holdings Co. Ltd.	200	7
MEIJI Holdings Co. Ltd.	600	44
Mitsui Sugar Co. Ltd.	500	10
Morinaga & Co. Ltd.	400	19
Morinaga Milk Industry Co. Ltd.	300	11
NH Foods Ltd.	800	32
Nichirei Corp.	600	14
Nisshin Oillio Group Ltd.	300	9
Nisshin Seifun Group, Inc.	600	11
Nissin Foods Holdings Co. Ltd.	200	15
Noevir Holdings Co. Ltd.	100	5
Pigeon Corp.	300	12
Pola Orbis Holdings, Inc.	200	5
Prima Meat Packers Ltd.	700	14
S Foods, Inc.	100	3
Sakata Seed Corp.	200	7
Seven & i Holdings Co. Ltd.	1,600	61
Shiseido Co. Ltd.	200	16
Sugi Holdings Co. Ltd.	200	11
Sundrug Co. Ltd.	100	3
Suntory Beverage & Food Ltd.	700	30
Toyo Suisan Kaisha Ltd.	300	12
Tsuruha Holdings, Inc.	100	11
Unicharm Corp.	500	16
Yakult Honsha Co. Ltd.	100	6
Yamazaki Baking Co. Ltd.	600	11
		1,126
ENERGY 0.3%
Idemitsu Kosan Co. Ltd.	412	12
Inpex Corp.	2,300	21
Iwatani Corp.	300	10

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

JXTG Holdings, Inc.	17,400	79
		122
FINANCIALS 0.8%
Dai-ichi Life Holdings, Inc.	800	12
Daiwa Securities Group, Inc.	4,600	21
Jafco Co. Ltd.	200	8
Japan Exchange Group, Inc.	700	11
Japan Post Bank Co. Ltd.	1,900	19
Japan Post Holdings Co. Ltd.	8,500	78
MS&AD Insurance Group Holdings, Inc.	900	29
North Pacific Bank Ltd.	5,700	12
Okasan Securities Group, Inc.	4,000	14
Sony Financial Holdings, Inc.	600	13
Sumitomo Mitsui Trust Holdings, Inc.	300	11
Suruga Bank Ltd.	2,900	12
Tokio Marine Holdings, Inc.	1,200	64
Zenkoku Hosho Co. Ltd.	400	16
		320
HEALTH CARE 2.0%
A/S One Corp.	100	8
Alfresa Holdings Corp.	500	11
Astellas Pharma, Inc.	6,100	87
Chugai Pharmaceutical Co. Ltd.	400	31
Daiichi Sankyo Co. Ltd.	1,200	76
Eisai Co. Ltd.	400	21
Hisamitsu Pharmaceutical Co., Inc.	100	4
Hogy Medical Co. Ltd.	200	6
Hoya Corp.	1,500	123
Kaken Pharmaceutical Co. Ltd.	100	5
Kyowa Kirin Co. Ltd.	600	12
M3, Inc.	500	12
Medipal Holdings Corp.	800	18
Miraca Holdings, Inc.	600	14
NichiiGakkan Co. Ltd.	800	13
Nippon Shinyaku Co. Ltd.	200	17
Olympus Corp.	5,000	68
Otsuka Holdings Co. Ltd.	1,100	41
Paramount Bed Holdings Co. Ltd.	200	7
Rohto Pharmaceutical Co. Ltd.	400	11
Santen Pharmaceutical Co. Ltd.	1,200	21
Sawai Pharmaceutical Co. Ltd.	400	21
Shionogi & Co. Ltd.	400	22
Suzuken Co. Ltd.	500	27
Taisho Pharmaceutical Holdings Co. Ltd.	100	7
Takeda Pharmaceutical Co. Ltd.	1,641	56
Terumo Corp.	2,500	81
Toho Holdings Co. Ltd.	500	12
Tsumura & Co.	200	5
		837
INDUSTRIALS 5.5%
Amada Holdings Co. Ltd.	1,100	12
ANA Holdings, Inc.	1,400	47
Asahi Glass Co. Ltd.	400	12
Central Glass Co. Ltd.	600	13
Central Japan Railway Co.	400	82
COMSYS Holdings Corp.	500	14
Dai Nippon Printing Co. Ltd.	1,300	34
Daifuku Co. Ltd.	300	16
Daikin Industries Ltd.	1,000	132
Daiseki Co. Ltd.	500	13
East Japan Railway Co.	1,000	96
FANUC Corp.	700	132
Fuji Electric Co. Ltd.	300	9
Fujikura Ltd.	3,200	12
Fujitec Co. Ltd.	1,000	13
Hankyu Hanshin Holdings, Inc.	700	27
Hanwa Co. Ltd.	500	14
Hazama Ando Corp.	2,300	17
Hino Motors Ltd.	1,900	16
Hitachi Zosen Corp.	3,800	12
ITOCHU Corp.	2,500	52
Japan Airlines Co. Ltd.	2,700	80
JTEKT Corp.	1,200	14
Kajima Corp.	1,400	18
Kanematsu Corp.	1,100	12
Kawasaki Heavy Industries Ltd.	700	16
Keihan Holdings Co. Ltd.	400	18
Keikyu Corp.	800	16
Keio Corp.	400	25

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Keisei Electric Railway Co. Ltd.	300	12
Kinden Corp.	800	12
Kintetsu Group Holdings Co. Ltd.	900	47
Komatsu Ltd.	800	18
Kumagai Gumi Co. Ltd.	300	9
Kurita Water Industries Ltd.	500	13
Kyowa Exeo Corp.	500	12
Kyudenko Corp.	400	13
Kyushu Railway Co.	400	13
LIXIL Group Corp.	900	16
Makita Corp.	300	9
Marubeni Corp.	4,000	27
Meitec Corp.	300	15
Minebea Mitsumi, Inc.	800	13
Mirait Holdings Corp.	800	12
Mitsubishi Electric Corp.	3,400	45
Mitsubishi Heavy Industries Ltd.	1,400	55
Mitsui & Co. Ltd.	6,100	100
Mitsui OSK Lines Ltd.	500	13
Nabtesco Corp.	400	12
Nagase & Co. Ltd.	900	13
Nagoya Railroad Co. Ltd.	900	27
Nankai Electric Railway Co. Ltd.	700	18
Nippon Express Co. Ltd.	200	10
Nippon Sheet Glass Co. Ltd.	2,700	16
Nippon Yusen KK	700	12
Nomura Co. Ltd.	1,000	13
NSK Ltd.	2,700	23
NTN Corp.	4,200	12
Obayashi Corp.	4,600	46
Odakyu Electric Railway Co. Ltd.	800	19
OSG Corp.	800	17
Park24 Co. Ltd.	900	21
Recruit Holdings Co. Ltd.	1,300	40
Ryobi Ltd.	700	12
Sakai Moving Service Co. Ltd.	100	6
Sankyu, Inc.	100	5
Sanwa Holdings Corp.	1,300	15
Sanyo Denki Co. Ltd.	100	4
Secom Co. Ltd.	700	64
Seibu Holdings, Inc.	1,300	23
Seino Holdings Co. Ltd.	1,000	13
SG Holdings Co. Ltd.	200	5
Shimizu Corp.	1,900	17
Shinmaywa Industries Ltd.	1,000	12
SHO-BOND Holdings Co. Ltd.	200	7
SMC Corp.	100	43
Sohgo Security Services Co. Ltd.	400	21
Sojitz Corp.	3,900	12
Sumitomo Mitsui Construction Co. Ltd.	2,420	13
Taikisha Ltd.	200	6
Taisei Corp.	1,000	39
Takeuchi Manufacturing Co. Ltd.	800	12
Tobu Railway Co. Ltd.	1,000	32
TOKAI Holdings Corp.	1,300	12
Tokyu Construction Co. Ltd.	1,600	12
Tokyu Corp.	1,900	36
Toppan Printing Co. Ltd.	1,300	23
Toshiba Corp.	1,700	52
Toshiba Plant Systems & Services Corp.	800	13
Toyota Tsusho Corp.	1,300	42
West Japan Railway Co.	800	68
Yuasa Trading Co. Ltd.	200	6
		2,352
INFORMATION TECHNOLOGY 3.7%
Advantest Corp.	1,000	45
Amano Corp.	600	18
Anritsu Corp.	700	14
Azbil Corp.	600	16
Canon Marketing Japan, Inc.	600	13
Canon, Inc.	2,900	78
Daiwabo Holdings Co. Ltd.	300	12
Disco Corp.	100	19
DTS Corp.	600	12
FUJIFILM Holdings Corp.	900	40
Fujitsu Ltd.	600	48
Hamamatsu Photonics KK	200	7
Hitachi High-Technologies Corp.	200	12
Hitachi Ltd.	7,300	273
Horiba Ltd.	200	12
Hosiden Corp.	1,300	13
Ibiden Co. Ltd.	700	14
Itochu Techno-Solutions Corp.	400	11
Keyence Corp.	200	124

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Konica Minolta, Inc.	1,700	12
Kyocera Corp.	700	44
Maxell Holdings Ltd.	900	13
Murata Manufacturing Co. Ltd.	1,000	48
NEC Corp.	2,300	97
NET One Systems Co. Ltd.	1,300	35
Nexon Co. Ltd. (a)	1,400	17
Nihon Unisys Ltd.	900	29
Nippon Electric Glass Co. Ltd.	500	11
Nomura Research Institute Ltd.	1,200	24
NSD Co. Ltd.	400	11
Obic Co. Ltd.	300	34
Oki Electric Industry Co. Ltd.	1,300	18
Omron Corp.	1,100	61
Oracle Corp. Japan	100	9
Otsuka Corp.	300	12
Renesas Electronics Corp. (a)	1,800	12
Ricoh Co. Ltd.	3,200	29
Rohm Co. Ltd.	200	15
SCREEN Holdings Co. Ltd.	300	18
SCSK Corp.	300	14
Seiko Epson Corp.	1,000	14
Shinko Electric Industries Co. Ltd.	1,300	11
TIS, Inc.	400	23
Toho Co. Ltd.	400	18
Tokyo Electron Ltd.	500	96
Tokyo Seimitsu Co. Ltd.	400	12
Trend Micro, Inc.	100	5
Ulvac, Inc.	300	12
Yaskawa Electric Corp.	700	26
		1,561
MATERIALS 1.4%
Daicel Corp.	1,500	13
Daido Steel Co. Ltd.	100	4
DIC Corp.	500	14
Dowa Holdings Co. Ltd.	400	14
FP Corp.	100	6
Hitachi Metals Ltd.	1,700	18
JFE Holdings, Inc.	1,600	19
Kansai Paint Co. Ltd.	500	12
Kobe Steel Ltd.	2,300	12
Kuraray Co. Ltd.	1,000	12
Mitsubishi Chemical Holdings Corp.	2,000	14
Mitsubishi Materials Corp.	400	11
Mitsui Chemicals, Inc.	900	20
Nippon Paint Holdings Co. Ltd.	700	37
Nippon Paper Industries Co. Ltd. 'L'	1,100	18
Nippon Steel Corp.	2,500	35
Nissan Chemical Corp.	300	13
Nittetsu Mining Co. Ltd.	100	4
Nitto Denko Corp.	300	15
Oji Holdings Corp.	3,500	16
Osaka Soda Co. Ltd.	500	13
Rengo Co. Ltd.	1,700	12
Sanyo Special Steel Co. Ltd.	800	11
Shin-Etsu Chemical Co. Ltd.	800	86
Sumitomo Chemical Co. Ltd.	5,500	25
Sumitomo Osaka Cement Co. Ltd.	300	13
Tokuyama Corp.	600	14
Tokyo Ohka Kogyo Co. Ltd.	400	15
Tokyo Steel Manufacturing Co. Ltd.	1,600	12
Toray Industries, Inc.	8,600	64
Tosoh Corp.	900	12
Toyo Seikan Group Holdings Ltd.	800	13
Ube Industries Ltd.	700	14
		611
REAL ESTATE 0.5%
Daito Trust Construction Co. Ltd.	400	51
Daiwa House Industry Co. Ltd.	1,200	39
Mitsubishi Estate Co. Ltd.	2,500	48
Mitsui Fudosan Co. Ltd.	1,800	45
Relo Group, Inc.	600	15
Sumitomo Realty & Development Co. Ltd.	800	31
		229
UTILITIES 1.0%
Chubu Electric Power Co., Inc.	4,100	59
Chugoku Electric Power Co., Inc.	2,400	31
Electric Power Development Co. Ltd. 'C'	1,100	25
Hokuriku Electric Power Co.	2,000	13

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Kansai Electric Power Co., Inc.	1,000	11
Kyushu Electric Power Co., Inc.	1,900	18
Osaka Gas Co. Ltd.	2,400	46
Shizuoka Gas Co. Ltd.	1,400	12
Toho Gas Co. Ltd.	700	27
Tohoku Electric Power Co., Inc.	1,400	14
Tokyo Electric Power Co. Holdings, Inc. (a)	14,600	72
Tokyo Gas Co. Ltd.	3,400	86
		414
Total Japan		10,537
LUXEMBOURG 0.3%
COMMUNICATION SERVICES 0.1%
RTL Group S.A.	463	22
SES S.A.	2,095	38
		60
MATERIALS 0.1%
ArcelorMittal	3,074	43
REAL ESTATE 0.1%
Aroundtown S.A.	1,555	13
Grand City Properties S.A.	580	13
		26
Total Luxembourg		129
MACAU 0.1%
CONSUMER DISCRETIONARY 0.1%
Sands China Ltd.	7,600	35
Wynn Macau Ltd.	6,800	13
		48
Total Macau		48
NETHERLANDS 3.3%
COMMUNICATION SERVICES 0.2%
Koninklijke KPN NV	26,818	84
VEON Ltd. ADR	7,296	17
		101
CONSUMER STAPLES 0.7%
Heineken Holding NV	441	44
Heineken NV	692	75
Koninklijke Ahold Delhaize NV	7,541	188
		307
ENERGY 0.2%
Fugro NV (a)	1,585	11
Royal Dutch Shell PLC 'A'	1,888	55
		66
FINANCIALS 0.5%
Aegon NV	6,417	27
ASR Nederland NV	339	12
Euronext NV	159	13
ING Groep NV	10,405	109
NN Group NV	1,267	45
		206
INDUSTRIALS 0.4%
Arcadis NV	661	12
Boskalis Westminster	689	14
Koninklijke BAM Groep NV	3,203	8
Signify NV	912	25
TKH Group NV	231	12
Wolters Kluwer NV	1,362	100
		171
INFORMATION TECHNOLOGY 0.8%
ASM International NV	139	13

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

ASML Holding NV	998	247
NXP Semiconductors NV	574	63
		323
MATERIALS 0.5%
Akzo Nobel NV	1,362	121
Koninklijke DSM NV	918	111
		232
Total Netherlands		1,406
NEW ZEALAND 0.3%
COMMUNICATION SERVICES 0.1%
Chorus Ltd.	3,932	13
Spark New Zealand Ltd.	10,590	29
		42
CONSUMER DISCRETIONARY 0.0%
SKYCITY Entertainment Group Ltd.	5,096	13
HEALTH CARE 0.0%
Fisher & Paykel Healthcare Corp. Ltd. 'C'	1,778	19
INDUSTRIALS 0.0%
Auckland International Airport Ltd.	2,991	17
MATERIALS 0.1%
Fletcher Building Ltd.	6,030	19
UTILITIES 0.1%
Contact Energy Ltd.	2,345	13
Genesis Energy Ltd.	5,821	12
Meridian Energy Ltd.	3,720	12
		37
Total New Zealand		147
NORWAY 1.0%
COMMUNICATION SERVICES 0.3%
Telenor ASA	5,657	114
CONSUMER STAPLES 0.3%
Austevoll Seafood ASA	1,121	11
Mowi ASA	2,866	66
Orkla ASA	3,511	32
		109
ENERGY 0.2%
BW Offshore Ltd. (a)	1,084	8
Equinor ASA	3,105	59
PGS ASA	5,406	7
TGS NOPEC Geophysical Co. ASA	566	14
		88
FINANCIALS 0.1%
Gjensidige Forsikring ASA	1,166	23
SpareBank 1 SR-Bank ASA	1,232	14
		37
INDUSTRIALS 0.0%
Tomra Systems ASA	503	13
MATERIALS 0.1%
Yara International ASA	1,471	63
Total Norway		424
PORTUGAL 0.3%
CONSUMER STAPLES 0.1%
Jeronimo Martins SGPS S.A.	1,812	31

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Sonae SGPS S.A.	13,415	12
		43
MATERIALS 0.0%
Navigator Co. S.A.	3,454	12
UTILITIES 0.2%
EDP - Energias de Portugal S.A.	24,097	94
Total Portugal		149
SINGAPORE 1.3%
COMMUNICATION SERVICES 0.4%
Singapore Press Holdings Ltd.	14,600	22
Singapore Telecommunications Ltd.	62,200	140
		162
CONSUMER DISCRETIONARY 0.0%
Jardine Cycle & Carriage Ltd.	500	11
CONSUMER STAPLES 0.1%
Wilmar International Ltd.	17,900	48
ENERGY 0.0%
BW LPG Ltd.	2,163	13
FINANCIALS 0.2%
DBS Group Holdings Ltd.	700	13
Singapore Exchange Ltd.	3,700	23
United Overseas Bank Ltd.	2,500	46
		82
INDUSTRIALS 0.4%
ComfortDelGro Corp. Ltd.	23,500	41
Keppel Corp. Ltd.	7,700	33
SATS Ltd.	3,600	13
Sembcorp Industries Ltd.	9,000	14
Singapore Airlines Ltd.	4,600	30
Singapore Post Ltd.	20,400	14
Singapore Technologies Engineering Ltd.	11,700	32
		177
INFORMATION TECHNOLOGY 0.1%
Venture Corp. Ltd.	1,200	13
REAL ESTATE 0.1%
CDL Hospitality Trusts	12,200	14
UOL Group Ltd.	2,500	14
		28
Total Singapore		534
SOUTH AFRICA 0.0%
HEALTH CARE 0.0%
Mediclinic International PLC	2,768	11
Total South Africa		11
SPAIN 3.5%
COMMUNICATION SERVICES 0.5%
Mediaset Espana Comunicacion S.A.	1,809	11
Telefonica S.A.	26,548	203
		214
CONSUMER DISCRETIONARY 0.3%
Industria de Diseno Textil S.A.	3,844	119
CONSUMER STAPLES 0.1%
Ebro Foods S.A.	621	13

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Viscofan S.A.	263	12
		25
ENERGY 0.2%
Repsol S.A.	4,997	78
FINANCIALS 0.2%
Banco Santander S.A.	17,483	71
Bankia S.A.	4,042	8
Bolsas y Mercados Espanoles SHMSF S.A.	517	13
Mapfre S.A.	6,629	18
		110
HEALTH CARE 0.1%
Grifols S.A.	1,396	41
INDUSTRIALS 0.5%
ACS Actividades de Construccion Y Servicios S.A.	1,319	53
Aena SME S.A.	304	55
Cia de Distribucion Integral Logista Holdings S.A.	577	11
Ferrovial S.A.	2,662	77
		196
INFORMATION TECHNOLOGY 0.1%
Amadeus IT Group S.A.	831	60
UTILITIES 1.5%
Endesa S.A.	5,794	153
Iberdrola S.A.	31,969	332
Naturgy Energy Group S.A.	4,537	120
Red Electrica Corp. S.A.	2,061	42
		647
Total Spain		1,490
SWEDEN 3.2%
COMMUNICATION SERVICES 0.6%
Tele2 AB 'B'	7,371	110
Telia Co. AB	33,311	149
		259
CONSUMER DISCRETIONARY 0.7%
Autoliv, Inc.	568	45
Electrolux AB 'B'	2,168	51
Hennes & Mauritz AB 'B'	9,702	188
JM AB	731	19
		303
CONSUMER STAPLES 0.2%
Axfood AB	1,083	23
Essity AB 'B'	1,108	32
ICA Gruppen AB	419	19
Swedish Match AB	301	13
		87
FINANCIALS 0.2%
Svenska Handelsbanken AB 'A'	5,736	54
Swedbank AB 'A'	1,821	26
		80
INDUSTRIALS 0.9%
Assa Abloy AB 'B'	2,947	65
Atlas Copco AB 'A'	3,971	122
Epiroc AB	1,157	13
NCC AB 'B'	843	14
S.A.S. AB (a)	6,142	8
Sandvik AB	3,847	60
Skanska AB 'B'	702	14
SKF AB 'B'	1,744	29

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Volvo AB 'B'	4,878	68
		393
INFORMATION TECHNOLOGY 0.5%
Telefonaktiebolaget LM Ericsson 'B'	24,256	194
MATERIALS 0.0%
Hexpol AB	1,542	12
REAL ESTATE 0.1%
Castellum AB	599	13
Total Sweden		1,341
SWITZERLAND 8.1%
COMMUNICATION SERVICES 0.3%
Sunrise Communications Group AG	161	13
Swisscom AG	201	99
		112
CONSUMER DISCRETIONARY 0.4%
Cie Financiere Richemont S.A.	970	71
Forbo Holding AG	7	11
Garmin Ltd.	912	77
		159
CONSUMER STAPLES 1.7%
Chocoladefabriken Lindt & Spruengli AG	2	15
Coca-Cola HBC AG	607	20
Emmi AG	12	10
Nestle S.A.	6,457	700
		745
FINANCIALS 2.1%
Baloise Holding AG	226	41
Banque Cantonale Vaudoise	17	13
Cembra Money Bank AG	176	18
GAM Holding AG	1,020	4
St Galler Kantonalbank AG	28	12
Swiss Life Holding AG	140	67
Swiss Re AG	2,756	288
Zurich Insurance Group AG	1,242	476
		919
HEALTH CARE 1.7%
Novartis AG	2,533	220
Roche Holding AG	1,686	491
Sonova Holding AG	86	20
Vifor Pharma AG	79	12
		743
INDUSTRIALS 0.9%
ABB Ltd.	6,664	131
Adecco Group AG	1,013	56
Flughafen Zurich AG	79	15
Geberit AG	50	24
Georg Fischer AG	7	6
Kuehne + Nagel International AG	332	49
Schindler Holding AG	175	39
SGS S.A.	20	49
		369
INFORMATION TECHNOLOGY 0.3%
Logitech International S.A.	318	13
TE Connectivity Ltd.	1,163	108
		121
MATERIALS 0.6%
EMS-Chemie Holding AG	20	12
Ferrexpo PLC	4,358	9
Givaudan S.A.	36	100
Glencore PLC	22,259	67

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Sika AG	352	52
		240
REAL ESTATE 0.1%
Allreal Holding AG	70	13
PSP Swiss Property AG	131	17
Swiss Prime Site AG	204	20
		50
Total Switzerland		3,458
UNITED KINGDOM 15.1%
COMMUNICATION SERVICES 0.9%
BT Group PLC	20,243	44
Daily Mail & General Trust PLC	1,222	13
Euromoney Institutional Investor PLC	401	7
Inmarsat PLC	2,824	20
ITV PLC	8,895	14
Pearson PLC	6,625	60
Vodafone Group PLC	109,721	219
		377
CONSUMER DISCRETIONARY 2.2%
Barratt Developments PLC	2,625	21
BCA Marketplace PLC	4,575	13
Bellway PLC	532	22
Berkeley Group Holdings PLC	484	25
Burberry Group PLC	1,523	41
Compass Group PLC	7,656	197
Crest Nicholson Holdings PLC	2,718	13
Dixons Carphone PLC	9,290	14
Dunelm Group PLC	1,491	15
EI Group PLC (a)	4,998	17
Fiat Chrysler Automobiles NV	1,795	23
Greene King PLC	3,543	37
Greggs PLC	1,361	35
Halfords Group PLC	3,793	8
Inchcape PLC	1,898	15
InterContinental Hotels Group PLC	493	31
J D Wetherspoon PLC	670	13
JD Sports Fashion PLC	2,721	25
Kingfisher PLC	28,822	73
Marks & Spencer Group PLC	15,913	36
Marston's PLC	9,146	14
Merlin Entertainments PLC	2,266	13
Moneysupermarket.com Group PLC	4,490	21
Next PLC	996	76
Persimmon PLC	534	14
Pets at Home Group PLC	4,811	12
Sports Direct International PLC	3,658	12
SSP Group PLC	1,722	13
Taylor Wimpey PLC	16,863	33
WH Smith PLC	615	15
Whitbread PLC	355	19
William Hill PLC	5,378	12
		928
CONSUMER STAPLES 3.3%
Associated British Foods PLC	2,063	58
British American Tobacco PLC	684	25
Britvic PLC	1,524	19
Cranswick PLC	348	13
Diageo PLC	10,053	411
Imperial Brands PLC	3,666	82
J Sainsbury PLC	32,693	88
Reckitt Benckiser Group PLC	1,882	147
Tate & Lyle PLC	5,054	46
Unilever NV	4,063	244
Unilever PLC	3,533	212
WM Morrison Supermarkets PLC	31,641	78
		1,423
ENERGY 0.4%
BP PLC	16,681	105
Hunting PLC	2,453	14
Petrofac Ltd.	3,242	16
Premier Oil PLC	13,246	13

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Subsea 7 S.A.	1,179	12
		160
FINANCIALS 1.5%
3i Group PLC	3,824	55
Admiral Group PLC	1,280	33
Ashmore Group PLC	3,011	19
Barclays PLC	61,297	113
Direct Line Insurance Group PLC	15,434	57
Hargreaves Lansdown PLC	502	13
HSBC Holdings PLC	7,302	56
IG Group Holdings PLC	3,692	27
Intermediate Capital Group PLC	810	15
Jupiter Fund Management PLC	3,068	13
Lancashire Holdings Ltd.	1,410	13
London Stock Exchange Group PLC	711	64
Provident Financial PLC	1,983	10
Royal Bank of Scotland Group PLC	5,157	13
RSA Insurance Group PLC	2,703	18
Saga PLC	10,289	6
Schroders PLC	405	15
Standard Chartered PLC	10,038	84
Standard Life Aberdeen PLC	8,506	30
		654
HEALTH CARE 2.4%
AstraZeneca PLC	3,730	333
GlaxoSmithKline PLC	26,808	575
Smith & Nephew PLC	4,560	110
		1,018
INDUSTRIALS 1.9%
Aggreko PLC	2,353	24
Ashtead Group PLC	581	16
BAE Systems PLC	9,618	67
Balfour Beatty PLC	5,011	14
Bunzl PLC	667	17
CNH Industrial NV	2,074	21
Cobham PLC (a)	6,496	13
easyJet PLC	1,718	24
Firstgroup PLC (a)	7,557	13
Galliford Try PLC	1,237	10
Go-Ahead Group PLC	521	13
Hays PLC	8,121	15
HomeServe PLC	1,757	26
Howden Joinery Group PLC	2,801	19
IMI PLC	1,285	15
International Consolidated Airlines Group S.A.	3,862	23
Intertek Group PLC	254	17
Meggitt PLC	1,605	12
Pagegroup PLC	2,658	14
QinetiQ Group PLC	3,558	13
RELX PLC	7,149	170
Rentokil Initial PLC	10,683	61
Royal Mail PLC	15,868	41
Senior PLC	4,099	9
SIG PLC	7,459	12
Smiths Group PLC	1,212	24
Spirax-Sarco Engineering PLC	331	32
Stagecoach Group PLC	6,770	11
Travis Perkins PLC	1,322	21
Ultra Electronics Holdings PLC	666	17
Vesuvius PLC	1,820	10
		794
INFORMATION TECHNOLOGY 0.2%
AVEVA Group PLC	280	13
Computacenter PLC	813	13
Electrocomponents PLC	1,584	12
Halma PLC	1,067	26
Micro Focus International PLC	981	14
Sage Group PLC	3,242	27
		105
MATERIALS 1.0%
Anglo American PLC	3,063	70
Croda International PLC	334	20
Johnson Matthey PLC	978	37
Mondi PLC	649	12
Rio Tinto Ltd.	1,945	122

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Rio Tinto PLC	2,549	133
Synthomer PLC	2,797	11
Victrex PLC	484	13
		418
UTILITIES 1.3%
Centrica PLC	26,763	24
Drax Group PLC	3,686	13
National Grid PLC	22,541	244
Pennon Group PLC	3,068	31
Severn Trent PLC	984	26
SSE PLC	10,815	166
United Utilities Group PLC	3,843	39
		543
Total United Kingdom		6,420
UNITED STATES 0.0%
MATERIALS 0.0%
Alacer Gold Corp. (a)	4,684	19
Total United States		19
Total Common Stocks (Cost $40,827)		40,140
PREFERRED STOCKS 0.4%
GERMANY 0.4%
INDUSTRIALS 0.4%
Fuchs Petrolub SE	340	13
Henkel AG & Co. KGaA	450	45
Sartorius AG	68	12
Volkswagen AG	585	99
		169
Total Preferred Stocks (Cost $180)		169
REAL ESTATE INVESTMENT TRUSTS 3.7%
AUSTRALIA 0.3%
REAL ESTATE 0.3%
Charter Hall Group	1,779	14
Goodman Group	2,783	27
GPT Group	5,191	22
Scentre Group	8,136	21
Stockland	4,534	14
Vicinity Centres	7,691	13
		111
Total Australia		111
BELGIUM 0.1%
REAL ESTATE 0.1%
Befimmo S.A.	333	20
Cofinimmo S.A.	105	15
		35
Total Belgium		35
CANADA 0.5%
REAL ESTATE 0.5%
Allied Properties Real Estate Investment Trust	894	36
Canadian Apartment Properties REIT	530	22
Cominar Real Estate Investment Trust	2,084	20
Dream Global Real Estate Investment Trust	1,333	17
Dream Office Real Estate Investment Trust	1,108	25
Granite Real Estate Investment Trust	490	24
H&R Real Estate Investment Trust	2,039	35

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

RioCan Real Estate Investment Trust	1,813	36
		215
Total Canada		215
FRANCE 0.2%
REAL ESTATE 0.2%
Covivio	220	23
Gecina S.A.	133	21
Klepierre S.A.	722	25
		69
Total France		69
GERMANY 0.0%
REAL ESTATE 0.0%
Alstria Office REIT-AG	880	15
Total Germany		15
HONG KONG 0.2%
REAL ESTATE 0.2%
Link REIT	7,000	77
Total Hong Kong		77
JAPAN 1.6%
REAL ESTATE 1.6%
Activia Properties, Inc.	3	15
Advance Residence Investment Corp.	10	33
AEON REIT Investment Corp.	16	22
Daiwa House REIT Investment Corp.	8	22
Daiwa Office Investment Corp.	2	16
Frontier Real Estate Investment Corp.	2	8
Fukuoka REIT Corp.	11	19
GLP J-Reit	22	29
Hulic Reit, Inc.	7	13
Ichigo Office REIT Investment	13	14
Industrial & Infrastructure Fund Investment Corp.	14	20
Invincible Investment Corp.	34	21
Japan Excellent, Inc.	15	24
Japan Hotel REIT Investment Corp.	31	23
Japan Logistics Fund, Inc.	8	20
Japan Prime Realty Investment Corp.	8	38
Japan Real Estate Investment Corp.	3	20
Japan Rental Housing Investments, Inc.	14	13
Japan Retail Fund Investment Corp.	9	19
Kenedix Office Investment Corp.	3	24
MCUBS MidCity Investment Corp.	20	22
Mori Hills REIT Investment Corp.	16	25
Mori Trust Sogo Reit, Inc.	9	16
Nippon Accommodations Fund, Inc.	3	19
Nippon Building Fund, Inc.	4	31
Nippon Prologis REIT, Inc.	11	30
Nomura Real Estate Master Fund, Inc.	16	29
Orix JREIT, Inc.	17	37
Premier Investment Corp.	19	28
Tokyu REIT, Inc.	13	25
United Urban Investment Corp.	15	29
		704
Total Japan		704
SINGAPORE 0.2%
REAL ESTATE 0.2%
Ascendas Real Estate Investment Trust	9,000	20
CapitaLand Mall Trust	7,500	14
Mapletree Commercial Trust	18,700	31

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Mapletree Logistics Trust	19,900	24
		89
Total Singapore		89
SPAIN 0.0%
REAL ESTATE 0.0%
Inmobiliaria Colonial Socimi S.A.	1,045	13
Total Spain		13
UNITED KINGDOM 0.6%
REAL ESTATE 0.6%
Assura PLC	15,236	13
Big Yellow Group PLC	1,104	14
British Land Co. PLC	3,916	28
Derwent London PLC	643	27
Great Portland Estates PLC	1,381	13
Land Securities Group PLC	4,137	44
Segro PLC	4,488	45
Shaftesbury PLC	1,699	19
UNITE Group PLC	2,711	36
		239
Total United Kingdom		239
Total Real Estate Investment Trusts (Cost $1,443)		1,567
RIGHTS 0.0%
SINGAPORE 0.0%
FINANCIALS 0.0%
Chip Eng Seng Corp. Ltd. - Exp. 10/10/2019	5,775	0
Total Rights (Cost $0)		0
Total Investments in Securities (Cost $42,450)		41,876
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
PIMCO Government Money Market Fund (b)(c)	34,148	34
Total Short-Term Instruments (Cost $34)		34
Total Investments in Affiliates (Cost $34)		34
Total Investments 98.6% (Cost $42,484)		$41,910
Other Assets and Liabilities, net 1.4%		600
Net Assets 100.0%		$42,510

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $33 were out on loan in exchange for $34 of cash collateral as of September 30, 2019.
(d)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Software, Inc.	03/27/2018 - 09/26/2019	$45	$55	0.13%
Detour Gold Corp.	09/30/2019	12	12	0.03
Great-West Lifeco, Inc.	03/27/2018 - 09/26/2019	17	17	0.04
Kirkland Lake Gold Ltd.	06/29/2018 - 09/26/2019	16	23	0.05
Martinrea International, Inc.	08/31/2017 - 09/26/2019	15	13	0.03
		$105	$120	0.28%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
SSB	10/2019	$90	HKD	710	$0	$0
	10/2019	14	JPY	1,469	0	0
Total Forward Foreign Currency Contracts					$0	$0

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Common Stocks
Australia
Communication Services	$0	$196	$0	$196
Consumer Discretionary	0	240	0	240
Consumer Staples	0	249	0	249
Energy	0	110	0	110
Financials	40	389	0	429
Health Care	0	118	0	118
Industrials	0	175	0	175
Information Technology	23	14	0	37
Materials	0	563	0	563
Utilities	0	38	0	38
Austria
Energy	0	25	0	25
Industrials	0	12	0	12
Information Technology	0	5	0	5
Real Estate	13	0	0	13
Utilities	0	18	0	18
Belgium
Communication Services	0	43	0	43
Consumer Staples	0	299	0	299
Energy	0	13	0	13
Financials	0	83	0	83
Health Care	0	21	0	21
Information Technology	0	13	0	13
Materials	0	13	0	13
Utilities	12	0	0	12
Cambodia
Consumer Discretionary	0	13	0	13
Canada
Communication Services	314	0	0	314
Consumer Discretionary	327	0	0	327
Consumer Staples	391	0	0	391
Energy	224	0	0	224
Financials	488	0	0	488
Health Care	14	0	0	14

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Industrials	582	0	0	582
Information Technology	171	0	0	171
Materials	238	0	0	238
Real Estate	32	0	0	32
Utilities	194	0	0	194
Denmark
Consumer Staples	0	78	0	78
Financials	0	32	0	32
Health Care	0	306	0	306
Industrials	0	128	0	128
Materials	0	13	0	13
Utilities	0	52	0	52
Finland
Communication Services	21	0	0	21
Consumer Staples	0	45	0	45
Energy	0	74	0	74
Financials	0	50	0	50
Health Care	0	14	0	14
Industrials	0	126	0	126
Information Technology	12	21	0	33
Materials	0	57	0	57
Utilities	0	43	0	43
France
Communication Services	0	309	0	309
Consumer Discretionary	70	364	0	434
Consumer Staples	35	469	0	504
Energy	0	52	0	52
Financials	0	86	0	86
Health Care	0	190	0	190
Industrials	17	743	0	760
Information Technology	0	36	0	36
Real Estate	0	14	0	14
Utilities	0	283	0	283
Germany
Communication Services	50	99	0	149
Consumer Discretionary	201	157	0	358
Consumer Staples	13	71	0	84
Financials	0	481	0	481
Health Care	0	123	0	123
Industrials	13	208	0	221
Information Technology	0	91	0	91
Materials	0	205	0	205
Real Estate	13	160	0	173
Utilities	0	261	0	261
Hong Kong
Communication Services	0	62	0	62
Consumer Discretionary	16	89	0	105
Consumer Staples	0	65	0	65
Financials	116	0	0	116
Health Care	0	18	0	18
Industrials	12	109	0	121
Information Technology	0	24	0	24
Real Estate	0	165	0	165
Utilities	0	205	0	205
Ireland
Consumer Staples	84	0	0	84
Health Care	249	0	0	249
Industrials	19	108	0	127
Materials	0	41	0	41
Israel
Communication Services	0	22	0	22
Energy	0	25	0	25
Financials	8	112	0	120
Health Care	0	10	0	10
Industrials	0	16	0	16
Information Technology	34	24	0	58
Materials	0	36	0	36
Italy
Communication Services	0	36	0	36
Consumer Discretionary	0	37	0	37
Energy	0	115	0	115
Financials	0	119	0	119
Health Care	0	27	0	27
Industrials	14	57	0	71
Utilities	14	340	0	354
Japan
Communication Services	13	957	0	970
Consumer Discretionary	90	1,905	0	1,995
Consumer Staples	83	1,043	0	1,126
Energy	0	122	0	122
Financials	0	320	0	320
Health Care	37	800	0	837
Industrials	81	2,271	0	2,352
Information Technology	315	1,246	0	1,561
Materials	39	572	0	611
Real Estate	0	229	0	229

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Utilities	0	414	0	414
Luxembourg
Communication Services	0	60	0	60
Materials	0	43	0	43
Real Estate	0	26	0	26
Macau
Consumer Discretionary	0	48	0	48
Netherlands
Communication Services	17	84	0	101
Consumer Staples	0	307	0	307
Energy	0	66	0	66
Financials	0	206	0	206
Industrials	0	171	0	171
Information Technology	76	247	0	323
Materials	0	232	0	232
New Zealand
Communication Services	0	42	0	42
Consumer Discretionary	0	13	0	13
Health Care	0	19	0	19
Industrials	0	17	0	17
Materials	0	19	0	19
Utilities	12	25	0	37
Norway
Communication Services	0	114	0	114
Consumer Staples	0	109	0	109
Energy	0	88	0	88
Financials	0	37	0	37
Industrials	0	13	0	13
Materials	0	63	0	63
Portugal
Consumer Staples	0	43	0	43
Materials	0	12	0	12
Utilities	0	94	0	94
Singapore
Communication Services	0	162	0	162
Consumer Discretionary	0	11	0	11
Consumer Staples	0	48	0	48
Energy	13	0	0	13
Financials	0	82	0	82
Industrials	0	177	0	177
Information Technology	0	13	0	13
Real Estate	0	28	0	28
South Africa
Health Care	0	11	0	11
Spain
Communication Services	0	214	0	214
Consumer Discretionary	0	119	0	119
Consumer Staples	0	25	0	25
Energy	0	78	0	78
Financials	0	110	0	110
Health Care	0	41	0	41
Industrials	0	196	0	196
Information Technology	0	60	0	60
Utilities	0	647	0	647
Sweden
Communication Services	0	259	0	259
Consumer Discretionary	45	258	0	303
Consumer Staples	0	87	0	87
Financials	0	80	0	80
Industrials	13	380	0	393
Information Technology	0	194	0	194
Materials	0	12	0	12
Real Estate	13	0	0	13
Switzerland
Communication Services	0	112	0	112
Consumer Discretionary	77	82	0	159
Consumer Staples	10	735	0	745
Financials	0	919	0	919
Health Care	0	743	0	743
Industrials	0	369	0	369
Information Technology	108	13	0	121
Materials	0	240	0	240
Real Estate	0	50	0	50
United Kingdom
Communication Services	7	370	0	377
Consumer Discretionary	105	823	0	928
Consumer Staples	13	1,410	0	1,423
Energy	0	160	0	160
Financials	33	621	0	654
Health Care	0	1,018	0	1,018
Industrials	95	699	0	794
Information Technology	12	93	0	105
Materials	11	407	0	418
Utilities	31	512	0	543
United States
Materials	19	0	0	19

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Preferred Stocks
Germany
Industrials	0	169	0	169
Real Estate Investment Trusts
Australia
Real Estate	0	111	0	111
Belgium
Real Estate	15	20	0	35
Canada
Real Estate	215	0	0	215
France
Real Estate	0	69	0	69
Germany
Real Estate	15	0	0	15
Hong Kong
Real Estate	0	77	0	77
Japan
Real Estate	146	558	0	704
Singapore
Real Estate	0	89	0	89
Spain
Real Estate	0	13	0	13
United Kingdom
Real Estate	59	180	0	239

	$5,892	$35,984	$0	$41,876
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	34	0	0	34

Total Investments	$5,926	$35,984	$0	$41,910

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
COMMON STOCKS 92.6%
IRELAND 0.5%
INFORMATION TECHNOLOGY 0.5%
Accenture PLC 'A'	3,121	$600
Total Ireland		600
LUXEMBOURG 0.0%
MATERIALS 0.0%
Ternium S.A. SP - ADR	343	7
Total Luxembourg		7
SWITZERLAND 0.5%
FINANCIALS 0.5%
Chubb Ltd.	3,772	609
Total Switzerland		609
UNITED KINGDOM 0.7%
CONSUMER STAPLES 0.1%
Avon Products, Inc. (a)	3,883	17
Coca-Cola European Partners PLC	1,388	77
Nomad Foods Ltd. (a)	913	19
		113
ENERGY 0.0%
Valaris PLC	656	3
FINANCIALS 0.3%
Aon PLC	1,515	293
Willis Towers Watson PLC	685	132
		425
INDUSTRIALS 0.1%
IHS Markit Ltd. (a)	1,807	121
MATERIALS 0.2%
Linde PLC	1,252	243
Total United Kingdom		905
UNITED STATES 90.9%
COMMUNICATION SERVICES 8.9%
Altice USA, Inc. 'A' (a)	791	23
AMC Entertainment Holdings, Inc. 'A'	1,485	16
AMC Networks, Inc. 'A' (a)	303	15
AT&T, Inc.	55,366	2,095
Cable One, Inc.	46	58
CBS Corp. NVDR 'B'	5,559	224
CenturyLink, Inc.	14,025	175
Charter Communications, Inc. 'A' (a)	367	151
Cinemark Holdings, Inc.	1,434	55
Comcast Corp. 'A'	10,451	471
Discovery, Inc. 'A' (a)	693	19
DISH Network Corp. (a)	516	18
Facebook, Inc. 'A' (a)	5,449	970
Gannett Co., Inc.	4,225	45
InterActiveCorp (a)	226	49
Interpublic Group of Cos., Inc.	2,969	64
Liberty Broadband Corp. 'C' (a)	689	72

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Liberty Media Corp-Liberty Formula One (a)	645	27
Liberty Media Corp-Liberty SiriusXM 'C' (a)	4,829	203
Live Nation Entertainment, Inc. (a)	410	27
Madison Square Garden Co. 'A' (a)	74	20
New York Times Co. 'A'	420	12
News Corp. 'A'	5,584	78
Nexstar Media Group, Inc. 'A'	130	13
Omnicom Group, Inc.	2,946	231
Scholastic Corp.	531	20
Sinclair Broadcast Group, Inc. 'A'	611	26
Sirius XM Holdings, Inc.	3,033	19
Snap, Inc. (a)	1,985	31
Sprint Corp. (a)	3,928	24
T-Mobile US, Inc. (a)	716	56
TEGNA, Inc.	4,012	62
Telephone & Data Systems, Inc.	1,365	35
Twitter, Inc. (a)	2,165	89
U.S. Cellular Corp. (a)	348	13
Verizon Communications, Inc.	54,386	3,283
Viacom, Inc. 'B'	10,221	246
Walt Disney Co.	16,536	2,155
Zynga, Inc. 'A' (a)	2,502	15
		11,205
CONSUMER DISCRETIONARY 14.7%
Aaron's, Inc.	741	48
Abercrombie & Fitch Co. 'A'	3,036	47
Adient PLC	1,014	23
Adtalem Global Education, Inc. (a)	868	33
Advance Auto Parts, Inc.	330	55
American Eagle Outfitters, Inc.	5,615	91
Aramark	1,507	66
Asbury Automotive Group, Inc. (a)	483	49
AutoNation, Inc. (a)	655	33
AutoZone, Inc. (a)	215	233
Bed Bath & Beyond, Inc. (c)	9,941	106
Best Buy Co., Inc.	3,023	209
Big Lots, Inc.	1,566	38
Bloomin' Brands, Inc.	1,378	26
Booking Holdings, Inc. (a)	22	43
Bright Horizons Family Solutions, Inc. (a)	355	54
Brinker International, Inc.	3,047	130
Buckle, Inc.	1,785	37
Burlington Stores, Inc. (a)	76	15
Caesars Entertainment Corp. (a)	1,470	17
Caleres, Inc.	795	19
CarMax, Inc. (a)	383	34
Carter's, Inc.	749	68
Cheesecake Factory, Inc.	1,690	70
Chico's FAS, Inc.	7,131	29
Children's Place, Inc.	132	10
Chipotle Mexican Grill, Inc. (a)	366	308
Churchill Downs, Inc.	271	33
Cooper Tire & Rubber Co.	1,245	33
Core-Mark Holding Co., Inc.	797	26
Cracker Barrel Old Country Store, Inc.	450	73
Dana, Inc.	2,044	30
Darden Restaurants, Inc.	1,392	165
Deckers Outdoor Corp. (a)	653	96
Designer Brands, Inc.	3,384	58
Dick's Sporting Goods, Inc.	924	38
Dillard's, Inc. 'A' (c)	270	18
Dollar General Corp.	5,234	832
Dollar Tree, Inc. (a)	1,203	137
Domino's Pizza, Inc.	373	91
Dorman Products, Inc. (a)	413	33
DR Horton, Inc.	803	42
Dunkin' Brands Group, Inc.	740	59
eBay, Inc.	3,654	142
Expedia Group, Inc.	271	36
Extended Stay America, Inc.	1,202	18
Foot Locker, Inc.	2,739	118
Ford Motor Co.	49,965	458
Fossil Group, Inc. (a)	3,608	45
G-III Apparel Group Ltd. (a)	840	22
GameStop Corp. 'A' (c)	3,512	19
Gap, Inc.	6,632	115
General Motors Co.	16,805	630
Genesco, Inc. (a)	1,074	43
Gentex Corp.	2,705	74
Genuine Parts Co.	1,121	112
Goodyear Tire & Rubber Co.	717	10
Graham Holdings Co. 'B'	99	66
Grand Canyon Education, Inc. (a)	97	10
Group 1 Automotive, Inc.	735	68

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Guess?, Inc.	1,615	30
H&R Block, Inc.	3,292	78
Hanesbrands, Inc.	2,270	35
Harley-Davidson, Inc.	1,344	48
Hasbro, Inc.	888	105
Helen of Troy Ltd. (a)	114	18
Hilton Worldwide Holdings, Inc.	1,066	99
Home Depot, Inc.	6,876	1,595
Houghton Mifflin Harcourt Co. (a)	2,172	12
Jack in the Box, Inc.	575	52
KB Home	499	17
Kohl's Corp.	2,539	126
L Brands, Inc.	2,572	50
La-Z-Boy, Inc.	1,128	38
Las Vegas Sands Corp.	2,031	117
Lear Corp.	402	47
Leggett & Platt, Inc.	1,359	56
Lennar Corp. 'A'	678	38
Lithia Motors, Inc. 'A'	312	41
Lowe's Cos., Inc.	5,074	558
Macy's, Inc.	10,559	164
Marriott International, Inc. 'A'	335	42
Marriott Vacations Worldwide Corp.	217	22
Mattel, Inc. (a)	6,610	75
McDonald's Corp.	10,232	2,197
MDC Holdings, Inc.	1,054	45
Meritage Homes Corp. (a)	586	41
MGM Resorts International	1,061	29
Murphy USA, Inc. (a)	1,410	120
Newell Brands, Inc.	1,867	35
NIKE, Inc. 'B'	5,100	479
Nordstrom, Inc.	2,873	97
NVR, Inc. (a)	47	175
O'Reilly Automotive, Inc. (a)	980	391
Office Depot, Inc.	19,095	34
Penske Automotive Group, Inc.	332	16
Pool Corp.	394	79
PulteGroup, Inc.	1,793	66
Qurate Retail, Inc. (a)	2,729	28
Ralph Lauren Corp.	486	46
Regis Corp. (a)	818	17
Rent-A-Center, Inc.	446	12
Ross Stores, Inc.	1,166	128
Sally Beauty Holdings, Inc. (a)	5,239	78
SeaWorld Entertainment, Inc. (a)	2,004	53
Service Corp. International	949	45
ServiceMaster Global Holdings, Inc. (a)	832	47
Signet Jewelers Ltd.	1,085	18
Six Flags Entertainment Corp.	1,138	58
Skechers U.S.A., Inc. 'A' (a)	378	14
Sleep Number Corp. (a)	606	25
Sonic Automotive, Inc. 'A'	1,030	32
Sotheby's (a)	424	24
Starbucks Corp.	10,857	960
Steven Madden Ltd.	796	29
Sturm Ruger & Co., Inc.	610	25
Target Corp.	18,185	1,944
Taylor Morrison Home Corp. 'A' (a)	1,097	28
Tempur Sealy International, Inc. (a)	408	32
Texas Roadhouse, Inc.	221	12
Thor Industries, Inc.	278	16
TJX Cos., Inc.	13,159	733
Toll Brothers, Inc.	387	16
Tractor Supply Co.	1,234	112
Ulta Salon Cosmetics & Fragrance, Inc. (a)	142	36
Urban Outfitters, Inc. (a)	1,405	39
Vail Resorts, Inc.	125	28
VF Corp.	1,669	149
Visteon Corp. (a)	446	37
Wendy's Co.	8,100	162
Whirlpool Corp.	536	85
Williams-Sonoma, Inc.	1,473	100
Wyndham Destinations, Inc.	1,243	57
Wynn Resorts Ltd.	149	16
Yum! Brands, Inc.	4,090	464
		18,613
CONSUMER STAPLES 17.2%
Altria Group, Inc.	8,898	364
Andersons, Inc.	495	11
Archer-Daniels-Midland Co.	10,484	431
Boston Beer Co., Inc. 'A' (a)	139	51
Brown-Forman Corp. 'B'	3,311	208
Bunge Ltd.	4,939	280
Cal-Maine Foods, Inc.	814	32

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Campbell Soup Co.	2,533	119
Casey's General Stores, Inc.	837	135
Church & Dwight Co., Inc.	3,234	243
Clorox Co.	1,088	165
Coca-Cola Co.	43,019	2,342
Colgate-Palmolive Co.	8,734	642
Conagra Brands, Inc.	2,859	88
Constellation Brands, Inc. 'A'	440	91
Costco Wholesale Corp.	5,683	1,637
Coty, Inc. 'A'	509	5
Darling Ingredients, Inc. (a)	582	11
Edgewell Personal Care Co. (a)	549	18
Estee Lauder Cos., Inc. 'A'	1,751	348
Flowers Foods, Inc.	2,834	66
Fresh Del Monte Produce, Inc.	812	28
General Mills, Inc.	8,398	463
Herbalife Nutrition Ltd. (a)	710	27
Hershey Co.	1,488	231
Hormel Foods Corp.	2,845	124
Ingles Markets, Inc. 'A'	313	12
Ingredion, Inc.	546	45
J&J Snack Foods Corp.	132	25
JM Smucker Co.	1,402	154
Kellogg Co.	2,775	179
Keurig Dr Pepper, Inc.	2,556	70
Kimberly-Clark Corp.	3,639	517
Kroger Co.	27,124	699
Lamb Weston Holdings, Inc.	502	36
Lancaster Colony Corp.	320	44
McCormick & Co., Inc.	942	147
Mondelez International, Inc. 'A'	3,288	182
Monster Beverage Corp. (a)	1,469	85
Nu Skin Enterprises, Inc. 'A'	1,474	63
PepsiCo, Inc.	17,153	2,352
Performance Food Group Co. (a)	1,924	88
Philip Morris International, Inc.	17,577	1,335
Pilgrim's Pride Corp. (a)	145	5
Post Holdings, Inc. (a)	201	21
Procter & Gamble Co.	25,407	3,160
Sanderson Farms, Inc.	799	121
Sprouts Farmers Market, Inc. (a)	1,293	25
Sysco Corp.	5,737	455
TreeHouse Foods, Inc. (a)	858	48
Tyson Foods, Inc. 'A'	3,796	327
U.S. Foods Holding Corp. (a)	2,986	123
United Natural Foods, Inc. (a)	1,711	20
Universal Corp.	474	26
Vector Group Ltd.	1,617	19
Wal-Mart Stores, Inc.	26,526	3,148
Walgreens Boots Alliance, Inc.	1,321	73
Weis Markets, Inc.	311	12
		21,776
ENERGY 3.7%
Apache Corp.	718	18
Arch Coal, Inc. 'A'	168	13
Archrock, Inc.	1,679	17
Baker Hughes a GE Co.	1,074	25
Chevron Corp.	7,150	848
CNX Resources Corp. (a)	2,116	15
ConocoPhillips	7,519	428
CVR Energy, Inc.	249	11
Dril-Quip, Inc. (a)	1,011	51
Exxon Mobil Corp.	11,324	800
Green Plains, Inc.	1,587	17
Helix Energy Solutions Group, Inc. (a)	2,276	18
Helmerich & Payne, Inc.	342	14
Hess Corp.	3,073	186
HollyFrontier Corp.	4,788	257
Kinder Morgan, Inc.	8,027	165
Marathon Oil Corp.	6,246	77
Marathon Petroleum Corp.	4,878	296
Murphy Oil Corp.	2,121	47
Nabors Industries Ltd.	1,918	4
National Oilwell Varco, Inc.	5,342	113
Oceaneering International, Inc. (a)	3,668	50
Oil States International, Inc. (a)	1,419	19
ONEOK, Inc.	1,431	105
Patterson-UTI Energy, Inc.	1,721	15
PBF Energy, Inc. 'A'	1,328	36
Peabody Energy Corp.	1,037	15
Phillips 66	4,456	456
QEP Resources, Inc.	6,536	24
SM Energy Co.	2,602	25
Transocean Ltd.	4,676	21

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Valero Energy Corp.	5,255	448
Whiting Petroleum Corp. (a)	2,529	20
World Fuel Services Corp.	2,022	81
		4,735
FINANCIALS 7.4%
Affiliated Managers Group, Inc.	180	15
Aflac, Inc.	9,236	483
Alleghany Corp. (a)	149	119
Allstate Corp.	4,928	536
Ally Financial, Inc.	5,788	192
Ambac Financial Group, Inc. (a)	905	18
American Express Co.	1,454	172
American Financial Group, Inc.	553	60
American International Group, Inc.	15,256	850
American National Insurance Co.	173	21
Arthur J Gallagher & Co.	1,292	116
Assurant, Inc.	1,158	146
Brighthouse Financial, Inc. (a)	721	29
Brown & Brown, Inc.	1,865	67
Cannae Holdings, Inc. (a)	651	18
Capital One Financial Corp.	2,580	235
Capitol Federal Financial, Inc.	873	12
Cincinnati Financial Corp.	1,458	170
CIT Group, Inc.	888	40
CME Group, Inc.	2,148	454
CNO Financial Group, Inc.	1,830	29
Cohen & Steers, Inc.	230	13
Discover Financial Services	1,750	142
Erie Indemnity Co. 'A'	254	47
Essent Group Ltd.	270	13
Evercore, Inc. 'A'	158	13
FactSet Research Systems, Inc.	248	60
Federated Investors, Inc. 'B'	1,109	36
Fidelity National Financial, Inc.	2,154	96
First American Financial Corp.	1,243	73
First Republic Bank	477	46
FirstCash, Inc.	315	29
Franklin Resources, Inc.	4,442	128
Genworth Financial, Inc. 'A' (a)	12,237	54
Globe Life, Inc.	233	22
Goldman Sachs Group, Inc.	527	109
Hanover Insurance Group, Inc.	352	48
Hartford Financial Services Group, Inc.	834	51
Intercontinental Exchange, Inc.	2,857	264
Invesco Ltd.	735	12
Jefferies Financial Group, Inc.	549	10
Kemper Corp.	517	40
Legg Mason, Inc.	1,209	46
Lincoln National Corp.	1,156	70
Loews Corp.	3,675	189
LPL Financial Holdings, Inc.	1,398	114
Markel Corp. (a)	64	76
MarketAxess Holdings, Inc.	172	56
Marsh & McLennan Cos., Inc.	5,302	530
MBIA, Inc. (a)	2,636	24
Mercury General Corp.	641	36
MetLife, Inc.	4,143	195
MGIC Investment Corp.	1,562	20
Moody's Corp.	594	122
Morningstar, Inc.	245	36
MSCI, Inc.	575	125
Nasdaq, Inc.	759	75
Navient Corp.	4,187	54
Nelnet, Inc. 'A'	201	13
New York Community Bancorp, Inc.	1,464	18
Northwest Bancshares, Inc.	712	12
Old Republic International Corp.	2,651	62
PRA Group, Inc. (a)	523	18
ProAssurance Corp.	1,009	41
Progressive Corp.	4,937	381
Radian Group, Inc.	590	13
Reinsurance Group of America, Inc.	145	23
RLI Corp.	292	27
S&P Global, Inc.	1,044	256
Santander Consumer USA Holdings, Inc.	1,458	37
SEI Investments Co.	689	41
Selective Insurance Group, Inc.	170	13
Stewart Information Services Corp.	410	16
Synchrony Financial	1,491	51
T Rowe Price Group, Inc.	1,260	144
Travelers Cos., Inc.	5,558	826
U.S. Bancorp	3,350	185
United Bankshares, Inc.	290	11
Voya Financial, Inc.	1,722	94

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Waddell & Reed Financial, Inc. 'A'	2,955	51
White Mountains Insurance Group Ltd.	71	77
World Acceptance Corp. (a)	300	38
WR Berkley Corp.	1,498	108
		9,412
HEALTH CARE 10.4%
Abbott Laboratories	4,069	340
AbbVie, Inc.	4,688	355
AmerisourceBergen Corp.	317	26
Anthem, Inc.	1,433	344
Baxter International, Inc.	4,189	366
Becton Dickinson and Co.	661	167
Bio-Rad Laboratories, Inc. 'A' (a)	68	23
Biogen, Inc. (a)	364	85
Boston Scientific Corp. (a)	3,221	131
Brookdale Senior Living, Inc. (a)	4,172	32
Bruker Corp.	698	31
Cardinal Health, Inc.	3,313	156
Catalent, Inc. (a)	783	37
Celgene Corp. (a)	3,591	357
Cerner Corp.	1,002	68
Chemed Corp.	229	96
Cigna Corp.	258	39
Cooper Cos., Inc.	304	90
CVS Health Corp.	29,798	1,879
Danaher Corp.	3,812	551
DaVita, Inc. (a)	1,234	70
Dentsply Sirona, Inc.	1,657	88
Edwards Lifesciences Corp. (a)	603	133
Eli Lilly & Co.	1,983	222
Encompass Health Corp.	430	27
Gilead Sciences, Inc.	8,703	552
HCA Healthcare, Inc.	1,635	197
Henry Schein, Inc. (a)	1,317	84
Hill-Rom Holdings, Inc.	194	20
Hologic, Inc. (a)	774	39
Humana, Inc.	1,282	328
Incyte Corp. (a)	523	39
Intuitive Surgical, Inc. (a)	171	92
IQVIA Holdings, Inc. (a)	767	115
Johnson & Johnson	14,943	1,933
Laboratory Corp. of America Holdings (a)	509	86
Magellan Health, Inc. (a)	602	37
Masimo Corp. (a)	297	44
McKesson Corp.	1,686	230
MEDNAX, Inc. (a)	999	23
Merck & Co., Inc.	20,100	1,692
Mettler-Toledo International, Inc. (a)	154	108
Myriad Genetics, Inc. (a)	1,758	50
Patterson Cos., Inc.	2,342	42
Pfizer, Inc.	10,197	366
Premier, Inc. 'A' (a)	331	10
Quest Diagnostics, Inc.	1,264	135
ResMed, Inc.	863	117
Select Medical Holdings Corp. (a)	1,132	19
Stryker Corp.	960	208
Syneos Health, Inc. (a)	244	13
Teleflex, Inc.	258	88
Tenet Healthcare Corp. (a)	4,543	101
Thermo Fisher Scientific, Inc.	927	270
United Therapeutics Corp. (a)	396	32
Universal Health Services, Inc. 'B'	182	27
Varian Medical Systems, Inc. (a)	110	13
Waters Corp. (a)	69	15
West Pharmaceutical Services, Inc.	213	30
Zimmer Biomet Holdings, Inc.	476	65
Zoetis, Inc.	1,498	187
		13,120
INDUSTRIALS 9.9%
3M Co.	2,737	450
AAR Corp.	661	27
ABM Industries, Inc.	938	34
Actuant Corp. 'A'	998	22
Acuity Brands, Inc.	165	22
Advanced Disposal Services, Inc. (a)	611	20
AECOM (a)	1,161	44
AGCO Corp.	647	49
Aircastle Ltd.	856	19
Allegiant Travel Co.	171	26
Allison Transmission Holdings, Inc.	1,132	53
AMERCO	81	32
American Airlines Group, Inc.	4,569	123

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2019 (Unaudited)

AMETEK, Inc.	527	48
AO Smith Corp.	630	30
Applied Industrial Technologies, Inc.	436	25
ArcBest Corp.	747	23
Arconic, Inc.	796	21
Arcosa, Inc.	443	15
Armstrong World Industries, Inc.	470	45
Atlas Air Worldwide Holdings, Inc. (a)	521	13
Avis Budget Group, Inc. (a)	2,077	59
Boeing Co.	1,703	648
Brady Corp. 'A'	230	12
Brink's Co.	141	12
BWX Technologies, Inc.	754	43
Carlisle Cos., Inc.	162	24
CH Robinson Worldwide, Inc.	2,154	183
Cintas Corp.	897	240
Clean Harbors, Inc. (a)	150	12
Copart, Inc. (a)	2,295	184
CoStar Group, Inc. (a)	105	62
Covanta Holding Corp.	1,606	28
Crane Co.	237	19
CSX Corp.	1,624	112
Cummins, Inc.	1,326	216
Curtiss-Wright Corp.	211	27
Deere & Co.	1,069	180
Delta Air Lines, Inc.	826	48
Deluxe Corp.	487	24
Donaldson Co., Inc.	842	44
Dover Corp.	332	33
EMCOR Group, Inc.	160	14
Emerson Electric Co.	3,172	212
Encore Wire Corp.	223	13
Expeditors International of Washington, Inc.	1,799	134
Fastenal Co.	3,668	120
Fluor Corp.	2,276	43
Fortive Corp.	328	22
Fortune Brands Home & Security, Inc.	323	18
Franklin Electric Co., Inc.	323	15
FTI Consulting, Inc. (a)	786	83
Gardner Denver Holdings, Inc. (a)	381	11
GATX Corp.	661	51
Generac Holdings, Inc. (a)	658	52
General Dynamics Corp.	1,525	279
Genesee & Wyoming, Inc. 'A' (a)	162	18
Graco, Inc.	677	31
Greenbrier Cos., Inc.	1,221	37
Hawaiian Holdings, Inc.	540	14
HD Supply Holdings, Inc. (a)	914	36
Healthcare Services Group, Inc.	643	16
HEICO Corp.	275	34
Herman Miller, Inc.	764	35
Hertz Global Holdings, Inc. (a)	2,793	39
Hexcel Corp.	806	66
HNI Corp.	668	24
Hub Group, Inc. 'A' (a)	683	32
Hubbell, Inc.	283	37
Hyster-Yale Materials Handling, Inc.	267	15
IDEX Corp.	252	41
Illinois Tool Works, Inc.	2,279	357
Ingersoll-Rand PLC	558	69
ITT, Inc.	468	29
Jacobs Engineering Group, Inc.	1,322	121
JB Hunt Transport Services, Inc.	528	58
JetBlue Airways Corp. (a)	1,171	20
Johnson Controls International PLC	1,838	81
Kaman Corp.	189	11
Kansas City Southern	230	31
KAR Auction Services, Inc.	2,021	50
KBR, Inc.	4,114	101
Kelly Services, Inc. 'A'	637	15
L3Harris Technologies, Inc.	1,154	241
Landstar System, Inc.	325	37
Lennox International, Inc.	360	87
Lincoln Electric Holdings, Inc.	597	52
Lockheed Martin Corp.	2,377	927
Macquarie Infrastructure Corp.	1,951	77
ManpowerGroup, Inc.	713	60
Masco Corp.	2,192	91
Masonite International Corp. (a)	231	13
MasTec, Inc. (a)	176	11
Moog, Inc. 'A'	427	35
MRC Global, Inc. (a)	1,735	21
MSA Safety, Inc.	151	16
MSC Industrial Direct Co., Inc. 'A'	925	67
Mueller Industries, Inc.	919	26
Neilsen Holdings PLC	848	18

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Nordson Corp.	240	35
Northrop Grumman Corp.	2,044	766
NOW, Inc. (a)	2,939	34
Old Dominion Freight Line, Inc.	164	28
Oshkosh Corp.	96	7
Owens Corning	416	26
PACCAR, Inc.	789	55
Parker-Hannifin Corp.	195	35
Pitney Bowes, Inc.	6,926	32
Quanta Services, Inc.	1,086	41
Raytheon Co.	1,816	356
Republic Services, Inc.	1,759	152
Robert Half International, Inc.	985	55
Rockwell Automation, Inc.	479	79
Rollins, Inc.	730	25
Roper Technologies, Inc.	236	84
Rush Enterprises, Inc. 'A'	692	27
Ryder System, Inc.	143	7
SkyWest, Inc.	678	39
Southwest Airlines Co.	424	23
SPX FLOW, Inc. (a)	368	14
Steelcase, Inc. 'A'	1,660	30
Stericycle, Inc. (a)	463	24
Teledyne Technologies, Inc. (a)	245	79
Terex Corp.	1,871	49
Tetra Tech, Inc.	157	14
Timken Co.	1,256	55
Toro Co.	1,141	84
TransDigm Group, Inc.	446	232
Trinity Industries, Inc.	1,259	25
Triumph Group, Inc.	1,031	24
TrueBlue, Inc. (a)	726	15
Tutor Perini Corp. (a)	1,337	19
Union Pacific Corp.	2,731	442
United Parcel Service, Inc. 'B'	6,239	748
United Rentals, Inc. (a)	108	13
Universal Forest Products, Inc.	1,056	42
Verisk Analytics, Inc.	1,099	174
Wabash National Corp.	1,610	23
WABCO Holdings, Inc. (a)	457	61
Waste Connections, Inc.	1,112	102
Waste Management, Inc.	3,245	373
Watsco, Inc.	371	63
Werner Enterprises, Inc.	544	19
WESCO International, Inc. (a)	1,286	61
Woodward, Inc.	165	18
WW Grainger, Inc.	625	186
Xylem, Inc.	556	44
		12,554
INFORMATION TECHNOLOGY 13.2%
ADTRAN, Inc.	1,013	12
Akamai Technologies, Inc. (a)	469	43
Alliance Data Systems Corp.	180	23
Amdocs Ltd.	1,253	83
Analog Devices, Inc.	854	95
Anixter International, Inc. (a)	509	35
ANSYS, Inc. (a)	239	53
Apple, Inc.	7,082	1,586
Applied Materials, Inc.	3,827	191
Arrow Electronics, Inc. (a)	872	65
Aspen Technology, Inc. (a)	290	36
Automatic Data Processing, Inc.	1,646	266
Avnet, Inc.	2,170	97
Benchmark Electronics, Inc.	860	25
Black Knight, Inc. (a)	416	25
Booz Allen Hamilton Holding Corp.	3,003	213
Broadcom, Inc.	899	248
Broadridge Financial Solutions, Inc.	457	57
CACI International, Inc. 'A' (a)	426	99
Cadence Design Systems, Inc. (a)	1,618	107
CDK Global, Inc.	422	20
CDW Corp.	1,064	131
Ciena Corp. (a)	445	17
Cirrus Logic, Inc. (a)	504	27
Conduent, Inc. (a)	4,329	27
Corning, Inc.	15,508	442
Cree, Inc. (a)	1,997	98
Cypress Semiconductor Corp.	1,071	25
Dolby Laboratories, Inc. 'A'	311	20
Electronic Arts, Inc. (a)	130	13
Entegris, Inc.	391	18
EPAM Systems, Inc. (a)	153	28
Euronet Worldwide, Inc. (a)	160	23
F5 Networks, Inc. (a)	84	12

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Fair Isaac Corp. (a)	194	59
Fidelity National Information Services, Inc.	1,711	227
First Solar, Inc. (a)	221	13
Fiserv, Inc. (a)	3,047	316
FleetCor Technologies, Inc. (a)	249	71
FLIR Systems, Inc.	622	33
Gartner, Inc. (a)	156	22
Genpact Ltd.	2,902	112
Global Payments, Inc.	1,114	177
Hewlett Packard Enterprise Co.	9,963	151
HP, Inc.	7,985	151
Insight Enterprises, Inc. (a)	963	54
International Business Machines Corp.	16,955	2,466
Intuit, Inc.	1,360	362
Jabil, Inc.	1,462	52
Jack Henry & Associates, Inc.	575	84
Juniper Networks, Inc.	2,804	69
Keysight Technologies, Inc. (a)	544	53
KLA Corp.	1,078	172
Lam Research Corp.	592	137
Leidos Holdings, Inc.	331	28
Manhattan Associates, Inc. (a)	494	40
ManTech International Corp. 'A'	399	29
Marvell Technology Group Ltd.	1,469	37
Mastercard, Inc. 'A'	3,934	1,068
MAXIMUS, Inc.	389	30
Microchip Technology, Inc.	541	50
Microsoft Corp.	9,110	1,267
Motorola Solutions, Inc.	4,061	692
NCR Corp. (a)	901	28
NetScout Systems, Inc. (a)	1,052	24
Nuance Communications, Inc. (a)	821	13
Paychex, Inc.	2,947	244
PayPal Holdings, Inc. (a)	2,590	268
Perspecta, Inc.	406	11
Plantronics, Inc.	399	15
Plexus Corp. (a)	467	29
QUALCOMM, Inc.	10,195	778
Sabre Corp.	1,053	24
Sanmina Corp. (a)	1,327	43
ScanSource, Inc. (a)	399	12
Science Applications International Corp.	346	30
Seagate Technology PLC	7,083	381
Silicon Laboratories, Inc. (a)	124	14
Skyworks Solutions, Inc.	317	25
Sykes Enterprises, Inc. (a)	455	14
Symantec Corp.	1,338	32
SYNNEX Corp.	270	30
Synopsys, Inc. (a)	435	60
Tech Data Corp. (a)	734	77
Teradata Corp. (a)	892	28
Teradyne, Inc.	677	39
Texas Instruments, Inc.	5,693	736
VeriSign, Inc. (a)	601	113
ViaSat, Inc. (a)	168	13
Visa, Inc. 'A'	6,034	1,038
Vishay Intertechnology, Inc.	1,913	32
Western Digital Corp.	1,136	68
Western Union Co.	3,165	73
Xilinx, Inc.	1,585	152
Zebra Technologies Corp. 'A' (a)	156	32
		16,758
MATERIALS 2.6%
Air Products & Chemicals, Inc.	510	113
Alcoa Corp. (a)	2,004	40
Allegheny Technologies, Inc. (a)	988	20
AptarGroup, Inc.	784	93
Avery Dennison Corp.	416	47
Axalta Coating Systems Ltd. (a)	639	19
Ball Corp.	1,510	110
Boise Cascade Co.	805	26
Carpenter Technology Corp.	656	34
Celanese Corp.	429	53
CF Industries Holdings, Inc.	845	42
Cleveland-Cliffs, Inc. (c)	5,929	43
Commercial Metals Co.	3,147	55
Compass Minerals International, Inc.	268	15
Crown Holdings, Inc. (a)	1,186	78
Domtar Corp.	1,391	50
Ecolab, Inc.	1,733	343
FMC Corp.	378	33
Freeport-McMoRan, Inc.	2,005	19
Graphic Packaging Holding Co.	2,249	33
Greif, Inc. 'A'	299	11

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Innospec, Inc.	199	18
International Flavors & Fragrances, Inc.	406	50
Kaiser Aluminum Corp.	293	29
LyondellBasell Industries NV 'A'	7,313	654
Martin Marietta Materials, Inc.	144	40
Materion Corp.	342	21
Mosaic Co.	5,517	113
NewMarket Corp.	163	77
Newmont Goldcorp Corp.	1,893	72
PolyOne Corp.	739	24
PPG Industries, Inc.	1,605	190
Reliance Steel & Aluminum Co.	799	80
Royal Gold, Inc.	190	23
RPM International, Inc.	637	44
Schnitzer Steel Industries, Inc. 'A'	672	14
Schweitzer-Mauduit International, Inc.	456	17
Scotts Miracle-Gro Co.	587	60
Sealed Air Corp.	1,670	69
Sensient Technologies Corp.	426	29
Sherwin-Williams Co.	190	105
Silgan Holdings, Inc.	1,546	46
Sonoco Products Co.	1,678	98
Vulcan Materials Co.	385	58
Warrior Met Coal, Inc.	1,496	29
WR Grace & Co.	471	32
		3,269
REAL ESTATE 0.0%
CBRE Group, Inc. 'A' (a)	739	39
UTILITIES 2.9%
AES Corp.	15,152	248
ALLETE, Inc.	150	13
Alliant Energy Corp.	550	30
Ameren Corp.	584	47
American Electric Power Co., Inc.	1,145	107
American Water Works Co., Inc.	418	52
Aqua America, Inc.	627	28
Atmos Energy Corp.	341	39
Avangrid, Inc.	121	6
Black Hills Corp.	177	14
CenterPoint Energy, Inc.	1,159	35
CMS Energy Corp.	654	42
Consolidated Edison, Inc.	769	73
Dominion Energy, Inc.	1,858	151
DTE Energy Co.	422	56
Duke Energy Corp.	1,687	162
Edison International	831	63
Entergy Corp.	1,406	165
Evergy, Inc.	686	46
Eversource Energy	748	64
Exelon Corp.	9,093	439
FirstEnergy Corp.	2,392	115
Hawaiian Electric Industries, Inc.	1,180	54
IDACORP, Inc.	146	16
New Jersey Resources Corp.	259	12
NextEra Energy, Inc.	1,108	258
NiSource, Inc.	1,086	32
NorthWestern Corp.	145	11
OGE Energy Corp.	582	26
ONE Gas, Inc.	151	14
Pinnacle West Capital Corp.	259	25
PNM Resources, Inc.	230	12
Portland General Electric Co.	260	15
PPL Corp.	4,369	138
Public Service Enterprise Group, Inc.	1,170	73
Sempra Energy	635	94
Southern Co.	8,119	501
Southwest Gas Holdings, Inc.	147	13
Spire, Inc.	144	12
Vistra Energy Corp.	5,641	151
WEC Energy Group, Inc.	730	69

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Xcel Energy, Inc.	1,191	77
		3,598
Total United States		115,079
Total Common Stocks (Cost $110,191)		117,200
REAL ESTATE INVESTMENT TRUSTS 6.8%
UNITED STATES 6.8%
FINANCIALS 0.6%
AGNC Investment Corp.	3,953	64
Annaly Capital Management, Inc.	11,281	99
Apollo Commercial Real Estate Finance, Inc.	1,234	24
Blackstone Mortgage Trust, Inc. 'A'	1,059	38
Chimera Investment Corp.	4,734	93
Invesco Mortgage Capital, Inc.	3,684	56
Ladder Capital Corp.	1,203	21
MFA Financial, Inc.	4,425	32
New Residential Investment Corp.	3,097	48
New York Mortgage Trust, Inc.	2,935	18
PennyMac Mortgage Investment Trust	3,087	69
Redwood Trust, Inc.	2,685	44
Starwood Property Trust, Inc.	3,116	75
Two Harbors Investment Corp.	5,159	68
		749
REAL ESTATE 6.2%
Acadia Realty Trust	778	22
Alexandria Real Estate Equities, Inc.	729	112
American Campus Communities, Inc.	1,346	65
American Homes 4 Rent 'A'	1,863	48
American Tower Corp.	1,842	407
Apartment Investment & Management Co.	1,218	64
Apple Hospitality REIT, Inc.	2,442	41
AvalonBay Communities, Inc.	933	201
Boston Properties, Inc.	1,170	152
Brandywine Realty Trust	1,643	25
Brixmor Property Group, Inc.	3,806	77
Camden Property Trust	770	85
Colony Capital, Inc.	10,190	61
Columbia Property Trust, Inc.	1,442	31
CoreCivic, Inc.	2,489	43
Corporate Office Properties Trust	784	23
Crown Castle International Corp.	2,149	299
CubeSmart	1,324	46
CyrusOne, Inc.	645	51
Digital Realty Trust, Inc.	1,291	168
Douglas Emmett, Inc.	1,191	51
Duke Realty Corp.	2,845	97
EastGroup Properties, Inc.	189	24
EPR Properties	604	46
Equinix, Inc.	338	195
Equity Commonwealth	1,157	40
Equity LifeStyle Properties, Inc.	481	64
Equity Residential	4,633	400
Essex Property Trust, Inc.	398	130
Extra Space Storage, Inc.	759	89
Federal Realty Investment Trust	508	69
First Industrial Realty Trust, Inc.	860	34
Gaming and Leisure Properties, Inc.	1,491	57
HCP, Inc.	5,291	189
Healthcare Realty Trust, Inc.	1,111	37
Healthcare Trust of America, Inc. 'A'	1,659	49
Highwoods Properties, Inc.	697	31
Hudson Pacific Properties, Inc.	850	28
Invitation Homes, Inc.	2,028	60
Iron Mountain, Inc.	2,242	73
JBG SMITH Properties	493	19
Kilroy Realty Corp.	487	38
Kimco Realty Corp.	4,931	103
Kite Realty Group Trust	1,672	27
Lamar Advertising Co. 'A'	1,046	86
Lexington Realty Trust	3,026	31
Liberty Property Trust	1,470	75
Life Storage, Inc.	380	40
Macerich Co.	1,135	36
Mack-Cali Realty Corp.	1,267	27
Medical Properties Trust, Inc.	3,480	68
MGM Growth Properties LLC	447	13
Mid-America Apartment Communities, Inc.	650	85
National Health Investors, Inc.	302	25
National Retail Properties, Inc.	1,294	73

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2019 (Unaudited)

Omega Healthcare Investors, Inc.	2,119	89
Outfront Media, Inc.	3,147	87
Paramount Group, Inc.	2,131	28
Park Hotels & Resorts, Inc.	1,526	38
Physicians Realty Trust	1,465	26
Piedmont Office Realty Trust, Inc. 'A'	2,240	47
Prologis, Inc.	3,533	301
PS Business Parks, Inc.	235	43
Public Storage	1,094	268
Rayonier, Inc.	1,063	30
Realty Income Corp.	1,897	145
Regency Centers Corp.	1,191	83
Retail Opportunity Investments Corp.	714	13
Retail Properties of America, Inc. 'A'	3,497	43
RLJ Lodging Trust	663	11
Ryman Hospitality Properties, Inc.	248	20
Sabra Health Care REIT, Inc.	1,664	38
SBA Communications Corp.	424	102
Senior Housing Properties Trust	5,213	48
Service Properties Trust	2,621	68
Simon Property Group, Inc.	2,103	327
SITE Centers Corp.	3,427	52
SL Green Realty Corp.	707	58
Spirit Realty Capital, Inc.	1,141	55
STAG Industrial, Inc.	722	21
STORE Capital Corp.	1,375	51
Sun Communities, Inc.	549	82
Tanger Factory Outlet Centers, Inc.	889	14
Taubman Centers, Inc.	439	18
UDR, Inc.	2,104	102
Ventas, Inc.	3,599	263
VEREIT, Inc.	11,812	116
VICI Properties, Inc.	1,389	31
Vornado Realty Trust	944	60
Washington Prime Group, Inc. (c)	7,273	30
Washington Real Estate Investment Trust	579	16
Weingarten Realty Investors	909	27
Welltower, Inc.	3,886	352
Weyerhaeuser Co.	2,200	61
WP Carey, Inc.	1,210	108
Xenia Hotels & Resorts, Inc.	1,751	37
		7,939
Total Real Estate Investment Trusts (Cost $8,039)		8,688

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (d) 0.5%		659
Total Short-Term Instruments (Cost $659)		659
Total Investments in Securities (Cost $118,889)		126,547

INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.2%
PIMCO Government Money Market Fund (b)(c)	209,760	210
Total Short-Term Instruments (Cost $210)		210
Total Investments in Affiliates (Cost $210)		210
Total Investments 100.1% (Cost $119,099)		$126,757
Other Assets and Liabilities, net (0.1)%		(182)
Net Assets 100.0%		$126,575

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $205 were out on loan in exchange for $210 of cash collateral as of September 30, 2019.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$659	U.S. Treasury Notes 1.750% due 05/31/2022	$(676)	$659	$659
Total Repurchase Agreements						$(676)	$659	$659

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Common Stocks
Ireland
Information Technology	$600	$0	$0	$600
Luxembourg
Materials	7	0	0	7
Switzerland
Financials	609	0	0	609
United Kingdom
Consumer Staples	113	0	0	113
Energy	3	0	0	3
Financials	425	0	0	425
Industrials	121	0	0	121
Materials	243	0	0	243
United States
Communication Services	11,205	0	0	11,205
Consumer Discretionary	18,613	0	0	18,613
Consumer Staples	21,776	0	0	21,776
Energy	4,735	0	0	4,735
Financials	9,412	0	0	9,412
Health Care	13,120	0	0	13,120
Industrials	12,539	15	0	12,554
Information Technology	16,758	0	0	16,758
Materials	3,269	0	0	3,269
Real Estate	39	0	0	39
Utilities	3,598	0	0	3,598
Real Estate Investment Trusts
United States
Financials	749	0	0	749
Real Estate	7,939	0	0	7,939
Short-Term Instruments
Repurchase Agreements	0	659	0	659

	$125,873	$674	$0	$126,547
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	210	0	0	210

Total Investments	$126,083	$674	$0	$126,757

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO REALPATH® Blend 2020 Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 41.0% ¤
MUTUAL FUNDS 40.3%
Vanguard Developed Markets Index Fund 'Admiral'	389,802	$5,138
Vanguard Emerging Markets Stock Index Fund 'Admiral'	135,447	4,552
Vanguard Institutional Index Fund 'Institutional'	48,961	13,188
Vanguard Small-Cap Index Fund 'Admiral'	13,660	1,008
Total Mutual Funds (Cost $22,980)		23,886
SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (b) 0.7%		431
Total Short-Term Instruments (Cost $431)		431
Total Investments in Securities (Cost $23,411)		24,317
INVESTMENTS IN AFFILIATES 58.9%
MUTUAL FUNDS (a) 55.2%
PIMCO Emerging Markets Local Currency and Bond Fund	168,114	1,157
PIMCO High Yield Fund	384,685	3,435
PIMCO Income Fund	803,579	9,595
PIMCO International Bond Fund (U.S. Dollar-Hedged)	113,996	1,288
PIMCO Long-Term Real Return Fund	698,175	6,318
PIMCO Long-Term U.S. Government Fund	623,013	4,293
PIMCO Real Return Fund	137,129	1,533
PIMCO Total Return Fund	490,824	5,159
Total Mutual Funds (Cost $31,607)		32,778
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio III	219,661	2,173
Total Short-Term Instruments (Cost $2,173)		2,173
Total Investments in Affiliates (Cost $33,780)		34,951
Total Investments 99.9% (Cost $57,191)		$59,268
Financial Derivative Instruments (c)(d) 0.3%(Cost or Premiums, net $255)		163
Other Assets and Liabilities, net (0.2)%		(101)
Net Assets 100.0%		$59,330

Schedule of Investments PIMCO REALPATH® Blend 2020 Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$431	U.S. Treasury Notes 2.250% due 03/31/2021	$(443)	$431	$431

Total Repurchase Agreements						$(443)	$431	$431

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,950.000	12/20/2019	7	$1	$24	$1
Put - CBOE S&P 500	2,100.000	12/20/2019	7	1	36	1
Put - CBOE S&P 500	2,250.000	03/20/2020	9	1	31	12
Put - CBOE S&P 500	2,400.000	03/20/2020	9	1	46	21
Put - CBOE S&P 500	2,150.000	06/19/2020	9	1	33	18
Put - CBOE S&P 500	2,325.000	06/19/2020	8	1	46	27
Put - CBOE S&P 500	2,250.000	09/18/2020	10	1	39	40
Put - CBOE S&P 500	2,425.000	09/18/2020	10	1	61	62
Total Purchased Options					$316	$182

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,725.000	12/20/2019	7	$1	$(12)	$0
Put - CBOE S&P 500	2,000.000	03/20/2020	9	1	(16)	(5)
Put - CBOE S&P 500	1,900.000	06/19/2020	8	1	(14)	(7)
Put - CBOT S&P 500	2,000.000	09/18/2020	10	1	(19)	(20)
Total Written Options					$(61)	$(32)

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	92	2.441% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2019	$1,054	$0	$15	$15	$0
MYI	Receive	DWRTFT Index	103	2.315% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/26/2020	1,198	0	(2)	0	(2)
Total Swap Agreements								$0	$13	$15	$(2)

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO REALPATH® Blend 2020 Fund (Cont.)	September 30, 2019 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Mutual Funds	$23,886	$0	$0	$23,886
Short-Term Instruments
Repurchase Agreements	0	431	0	431
	$23,886	$431	$0	$24,317
Investments in Affiliates, at Value
Mutual Funds	32,778	0	0	32,778
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,173	0	0	2,173
	$34,951	$0	$0	$34,951
Total Investments	$58,837	$431	$0	$59,268
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	182	0	182
Over the counter	0	15	0	15
	$0	$197	$0	$197
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(32)	0	(32)
Over the counter	0	(2)	0	(2)
	$0	$(34)	$0	$(34)
Total Financial Derivative Instruments	$0	$163	$0	$163
Totals	$58,837	$594	$0	$59,431

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 50.4% ¤
MUTUAL FUNDS 49.7%
Vanguard Developed Markets Index Fund	653,163	$8,622
Vanguard Emerging Markets Stock Index Fund 'Institutional'	260,456	6,657
Vanguard Institutional Index Fund 'Institutional'	82,601	22,250
Vanguard Small-Cap Index Fund 'Admiral'	24,562	1,812
Total Mutual Funds (Cost $37,911)		39,341
SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (b) 0.7%		540
Total Short-Term Instruments (Cost $540)		540
Total Investments in Securities (Cost $38,451)		39,881
INVESTMENTS IN AFFILIATES 49.3%
MUTUAL FUNDS (a) 45.2%
PIMCO Emerging Markets Local Currency and Bond Fund	214,514	1,476
PIMCO High Yield Fund	490,911	4,384
PIMCO Income Fund	828,081	9,887
PIMCO International Bond Fund (U.S. Dollar-Hedged)	104,345	1,179
PIMCO Long-Term Real Return Fund	843,318	7,632
PIMCO Long-Term U.S. Government Fund	751,177	5,176
PIMCO Real Return Fund	118,591	1,326
PIMCO Total Return Fund	449,327	4,722
Total Mutual Funds (Cost $34,577)		35,782
SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short-Term Floating NAV Portfolio III	332,183	3,286
Total Short-Term Instruments (Cost $3,285)		3,286
Total Investments in Affiliates (Cost $37,862)		39,068
Total Investments 99.7% (Cost $76,313)		$78,949
Financial Derivative Instruments (c)(d) 0.3%(Cost or Premiums, net $304)		210
Other Assets and Liabilities, net 0.0%		36
Net Assets 100.0%		$79,195

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$540	U.S. Treasury Notes 2.250% due 03/31/2021	$(554)	$540	$540
Total Repurchase Agreements						$(554)	$540	$540

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,950.000	12/20/2019	8	$1	$27	$1
Put - CBOE S&P 500	2,100.000	12/20/2019	8	1	41	1
Put - CBOE S&P 500	2,250.000	03/20/2020	10	1	35	14
Put - CBOE S&P 500	2,400.000	03/20/2020	10	1	51	23
Put - CBOE S&P 500	2,150.000	06/19/2020	10	1	37	20
Put - CBOE S&P 500	2,325.000	06/19/2020	9	1	52	30
Put - CBOE S&P 500	2,250.000	09/18/2020	14	1	55	56
Put - CBOE S&P 500	2,425.000	09/18/2020	13	1	78	81
Total Purchased Options					$376	$226

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,725.000	12/20/2019	8	$1	$(13)	$0
Put - CBOE S&P 500	2,000.000	03/20/2020	10	1	(18)	(5)
Put - CBOE S&P 500	1,900.000	06/19/2020	9	1	(16)	(8)
Put - CBOT S&P 500	2,000.000	09/18/2020	13	1	(25)	(26)
Total Written Options					$(72)	$(39)

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	155	2.441% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2019	$1,776	$0	$26	$26	$0
MYI	Receive	DWRTFT Index	121	2.315% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/26/2020	1,407	0	(3)	0	(3)
Total Swap Agreements								$0	$23	$26	$(3)

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	September 30, 2019 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Mutual Funds	$39,341	$0	$0	$39,341
Short-Term Instruments
Repurchase Agreements	0	540	0	540
	$39,341	$540	$0	$39,881
Investments in Affiliates, at Value
Mutual Funds	35,782	0	0	35,782
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,286	0	0	3,286
	$39,068	$0	$0	$39,068
Total Investments	$78,409	$540	$0	$78,949

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	226	0	226
Over the counter	0	26	0	26
	$0	$252	$0	$252
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(39)	0	(39)
Over the counter	0	(3)	0	(3)
	$0	$(42)	$0	$(42)
Total Financial Derivative Instruments	$0	$210	$0	$210
Totals	$78,409	$750	$0	$79,159

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 58.7% ¤
MUTUAL FUNDS 58.1%
Vanguard Developed Markets Index Fund	994,292	$13,125
Vanguard Emerging Markets Stock Index Fund 'Institutional'	371,934	9,507
Vanguard Institutional Index Fund 'Institutional'	129,941	35,001
Vanguard Small-Cap Index Fund 'Admiral'	39,173	2,891
Total Mutual Funds (Cost $58,540)		60,523
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (b) 0.6%		583
Total Short-Term Instruments (Cost $583)		583
Total Investments in Securities (Cost $59,123)		61,106
INVESTMENTS IN AFFILIATES 42.4%
MUTUAL FUNDS (a) 37.6%
PIMCO Emerging Markets Local Currency and Bond Fund	281,812	1,939
PIMCO High Yield Fund	644,839	5,758
PIMCO Income Fund	902,998	10,782
PIMCO International Bond Fund (U.S. Dollar-Hedged)	98,577	1,114
PIMCO Long-Term Real Return Fund	871,973	7,891
PIMCO Long-Term U.S. Government Fund	764,228	5,266
PIMCO Real Return Fund	176,227	1,970
PIMCO Total Return Fund	425,135	4,468
Total Mutual Funds (Cost $37,829)		39,188
SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III	509,366	5,039
Total Short-Term Instruments (Cost $5,037)		5,039
Total Investments in Affiliates (Cost $42,866)		44,227
Total Investments 101.1% (Cost $101,989)		$105,333
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $0)		35
Other Assets and Liabilities, net (1.1)%		(1,178)
Net Assets 100.0%		$104,190

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$583	U.S. Treasury Notes 2.250% due 03/31/2021	$(599)	$583	$583
Total Repurchase Agreements						$(599)	$583	$583

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	232	2.441% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2019	$2,658	$0	$39	$39	$0
MYI	Receive	DWRTFT Index	150	2.315% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/26/2020	1,745	0	(4)	0	(4)
Total Swap Agreements								$0	$35	$39	$(4)

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Mutual Funds	$60,523	$0	$0	$60,523
Short-Term Instruments
Repurchase Agreements	0	583	0	583
	$60,523	$583	$0	$61,106
Investments in Affiliates, at Value
Mutual Funds	39,188	0	0	39,188
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,039	0	0	5,039
	$44,227	$0	$0	$44,227
Total Investments	$104,750	$583	$0	$105,333
Financial Derivative Instruments - Assets
Over the counter	$0	$39	$0	$39
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4)	$0	$(4)
Total Financial Derivative Instruments	$0	$35	$0	$35
Totals	$104,750	$618	$0	$105,368

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 66.8% ¤
MUTUAL FUNDS 66.1%
Vanguard Developed Markets Index Fund	866,056	$11,432
Vanguard Emerging Markets Stock Index Fund 'Institutional'	285,843	7,306
Vanguard Institutional Index Fund 'Institutional'	107,031	28,830
Vanguard Small-Cap Index Fund 'Admiral'	33,286	2,456
Total Mutual Funds (Cost $47,671)		50,024
SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (b) 0.7%		524
Total Short-Term Instruments (Cost $524)		524
Total Investments in Securities (Cost $48,195)		50,548
INVESTMENTS IN AFFILIATES 33.1%
MUTUAL FUNDS (a) 28.8%
PIMCO Emerging Markets Local Currency and Bond Fund	204,557	1,407
PIMCO High Yield Fund	468,024	4,179
PIMCO Income Fund	540,284	6,451
PIMCO International Bond Fund (U.S. Dollar-Hedged)	47,564	538
PIMCO Long-Term Real Return Fund	407,875	3,691
PIMCO Long-Term U.S. Government Fund	359,821	2,479
PIMCO Real Return Fund	78,135	874
PIMCO Total Return Fund	204,879	2,153
Total Mutual Funds (Cost $21,032)		21,772
SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III	326,770	3,233
Total Short-Term Instruments (Cost $3,231)		3,233
Total Investments in Affiliates (Cost $24,263)		25,005
Total Investments 99.9% (Cost $72,458)		$75,553
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $0)		21
Other Assets and Liabilities, net 0.1%		66
Net Assets 100.0%		$75,640

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$524	U.S. Treasury Notes 2.250% due 03/31/2021	$(539)	$524	$524
Total Repurchase Agreements						$(539)	$524	$524

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	144	2.441% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2019	$1,650	$0	$24	$24	$0
MYI	Receive	DWRTFT Index	133	2.315% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/26/2020	1,547	0	(3)	0	(3)
Total Swap Agreements								$0	$21	$24	$(3)
(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Mutual Funds	$50,024	$0	$0	$50,024
Short-Term Instruments
Repurchase Agreements	0	524	0	524
	$50,024	$524	$0	$50,548
Investments in Affiliates, at Value
Mutual Funds	21,772	0	0	21,772
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,233	0	0	3,233
	$25,005	$0	$0	$25,005
Total Investments	$75,029	$524	$0	$75,553
Financial Derivative Instruments - Assets
Over the counter	$0	$24	$0	$24
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(3)	$0	$(3)
Total Financial Derivative Instruments	$0	$21	$0	$21
Totals	$75,029	$545	$0	$75,574

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 74.2% ¤
MUTUAL FUNDS 73.7%
Vanguard Developed Markets Index Fund	1,236,836	$16,326
Vanguard Emerging Markets Stock Index Fund 'Institutional'	375,516	9,598
Vanguard Institutional Index Fund 'Institutional'	148,610	40,030
Vanguard Small-Cap Index Fund 'Admiral'	46,957	3,465
Total Mutual Funds (Cost $66,649)		69,419
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (b) 0.5%		473
Total Short-Term Instruments (Cost $473)		473
Total Investments in Securities (Cost $67,122)		69,892
INVESTMENTS IN AFFILIATES 25.8%
MUTUAL FUNDS (a) 22.1%
PIMCO Emerging Markets Local Currency and Bond Fund	247,574	1,703
PIMCO High Yield Fund	586,921	5,241
PIMCO Income Fund	559,502	6,681
PIMCO International Bond Fund (U.S. Dollar-Hedged)	30,349	343
PIMCO Long-Term Real Return Fund	300,862	2,723
PIMCO Long-Term U.S. Government Fund	255,616	1,761
PIMCO Real Return Fund	62,532	699
PIMCO Total Return Fund	150,403	1,581
Total Mutual Funds (Cost $20,139)		20,732
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio III	350,380	3,466
Total Short-Term Instruments (Cost $3,463)		3,466
Total Investments in Affiliates (Cost $23,603)		24,198
Total Investments 100.0% (Cost $90,725)		$94,090
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $0)		24
Other Assets and Liabilities, net 0.0%		1
Net Assets 100.0%		$94,115

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$473	U.S. Treasury Notes 2.250% due 03/31/2021	$(484)	$473	$473
Total Repurchase Agreements						$(484)	$473	$473

(1) Includes accrued interest.
(c) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	168	2.441% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2019	$1,925	$0	$28	$28	$0
MYI	Receive	DWRTFT Index	179	2.315% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/26/2020	2,082	0	(4)	0	(4)
Total Swap Agreements								$0	$24	$28	$(4)

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Mutual Funds	$69,419	$0	$0	$69,419
Short-Term Instruments
Repurchase Agreements	0	473	0	473
	$69,419	$473	$0	$69,892
Investments in Affiliates, at Value
Mutual Funds	20,732	0	0	20,732
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,466	0	0	3,466
	$24,198	$0	$0	$24,198
Total Investments	$93,617	$473	$0	$94,090
Financial Derivative Instruments - Assets
Over the counter	$0	$28	$0	$28
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4)	$0	$(4)
Total Financial Derivative Instruments	$0	$24	$0	$24
Totals	$93,617	$497	$0	$94,114

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 78.8% ¤
MUTUAL FUNDS 78.2%
Vanguard Developed Markets Index Fund	1,319,649	$17,419
Vanguard Emerging Markets Stock Index Fund 'Institutional'	372,405	9,519
Vanguard Institutional Index Fund 'Institutional'	153,422	41,326
Vanguard Small-Cap Index Fund 'Admiral'	47,938	3,537
Total Mutual Funds (Cost $68,728)		71,801
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (b) 0.6%		582
Total Short-Term Instruments (Cost $582)		582
Total Investments in Securities (Cost $69,310)		72,383
INVESTMENTS IN AFFILIATES 21.2%
MUTUAL FUNDS (a)16.9%
PIMCO Emerging Markets Local Currency and Bond Fund	238,601	1,642
PIMCO High Yield Fund	567,092	5,064
PIMCO Income Fund	457,345	5,461
PIMCO International Bond Fund (U.S. Dollar-Hedged)	15,263	172
PIMCO Long-Term Real Return Fund	143,382	1,298
PIMCO Long-Term U.S. Government Fund	127,161	876
PIMCO Real Return Fund	27,194	304
PIMCO Total Return Fund	66,135	695
Total Mutual Funds (Cost $15,200)		15,512
SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III	393,896	3,897
Total Short-Term Instruments (Cost $3,895)		3,897
Total Investments in Affiliates (Cost $19,095)		19,409
Total Investments 100.0% (Cost $88,405)		$91,792
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $0)		25
Other Assets and Liabilities, net 0.0%		(27)
Net Assets 100.0%		$91,790

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$582	U.S. Treasury Notes 2.250% due 03/31/2021	$(594)	$582	$582
Total Repurchase Agreements						$(594)	$582	$582

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	172	2.441% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2019	$1,970	$0	$29	$29	$0
MYI	Receive	DWRTFT Index	164	2.315% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/26/2020	1,908	0	(4)	0	(4)
Total Swap Agreements								$0	$25	$29	$(4)

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Mutual Funds	$71,801	$0	$0	$71,801
Short-Term Instruments
Repurchase Agreements	0	582	0	582
	$71,801	$582	$0	$72,383
Investments in Affiliates, at Value
Mutual Funds	15,512	0	0	15,512
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,897	0	0	3,897
	$19,409	$0	$0	$19,409
Total Investments	$91,210	$582	$0	$91,792
Financial Derivative Instruments - Assets
Over the counter	$0	$29	$0	$29
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4)	$0	$(4)
Total Financial Derivative Instruments	$0	$25	$0	$25
Totals	$91,210	$607	$0	$91,817

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 81.3% ¤
MUTUAL FUNDS 80.8%
Vanguard Developed Markets Index Fund	1,727,111	$22,798
Vanguard Emerging Markets Stock Index Fund 'Institutional'	457,486	11,693
Vanguard Institutional Index Fund 'Institutional'	194,911	52,501
Vanguard Small-Cap Index Fund 'Admiral'	58,498	4,317
Total Mutual Funds (Cost $87,279)		91,309
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (b) 0.5%		583
Total Short-Term Instruments (Cost $583)		583
Total Investments in Securities (Cost $87,862)		91,892
INVESTMENTS IN AFFILIATES 18.6%
MUTUAL FUNDS (a) 14.1%
PIMCO Emerging Markets Local Currency and Bond Fund	299,782	2,062
PIMCO High Yield Fund	682,994	6,099
PIMCO Income Fund	500,060	5,971
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8,406	95
PIMCO Long-Term Real Return Fund	79,544	720
PIMCO Long-Term U.S. Government Fund	70,184	484
PIMCO Real Return Fund	15,091	169
PIMCO Total Return Fund	36,396	382
Total Mutual Funds (Cost $15,735)		15,982
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III	510,771	5,053
Total Short-Term Instruments (Cost $5,050)		5,053
Total Investments in Affiliates (Cost $20,785)		21,035
Total Investments 99.9% (Cost $108,647)		$112,927
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $0)		35
Other Assets and Liabilities, net 0.1%		91
Net Assets 100.0%		$113,053

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$583	U.S. Treasury Notes 2.250% due 03/31/2021	$(599)	$583	$583
Total Repurchase Agreements						$(599)	$583	$583

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	237	2.441% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2019	$2,715	$0	$39	$39	$0
MYI	Receive	DWRTFT Index	179	2.315% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/26/2020	2,082	0	(4)	0	(4)
Total Swap Agreements								$0	$35	$39	$(4)

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Mutual Funds	$91,309	$0	$0	$91,309
Short-Term Instruments
Repurchase Agreements	0	583	0	583
	$91,309	$583	$0	$91,892
Investments in Affiliates, at Value
Mutual Funds	15,982	0	0	15,982
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,053	0	0	5,053
	$21,035	$0	$0	$21,035
Total Investments	$112,344	$583	$0	$112,927
Financial Derivative Instruments - Assets
Over the counter	$0	$39	$0	$39
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4)	$0	$(4)
Total Financial Derivative Instruments	$0	$35	$0	$35
Totals	$112,344	$618	$0	$112,962

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 83.2% ¤
MUTUAL FUNDS 82.4%
Vanguard Developed Markets Index Fund	647,492	$8,547
Vanguard Emerging Markets Stock Index Fund 'Admiral'	131,824	4,431
Vanguard Institutional Index Fund 'Institutional'	73,678	19,846
Vanguard Small-Cap Index Fund 'Admiral'	22,297	1,645
Total Mutual Funds (Cost $33,130)		34,469
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (b) 0.8%		314
Total Short-Term Instruments (Cost $314)		314
Total Investments in Securities (Cost $33,444)		34,783
INVESTMENTS IN AFFILIATES 17.9%
MUTUAL FUNDS (a) 13.0%
PIMCO Emerging Markets Local Currency and Bond Fund	99,600	685
PIMCO High Yield Fund	238,032	2,126
PIMCO Income Fund	172,688	2,062
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,170	24
PIMCO Long-Term Real Return Fund	25,089	227
PIMCO Long-Term U.S. Government Fund	24,208	167
PIMCO Real Return Fund	3,978	44
PIMCO Total Return Fund	9,394	99
Total Mutual Funds (Cost $5,347)		5,434
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III	208,826	2,066
Total Short-Term Instruments (Cost $2,065)		2,066
Total Investments in Affiliates (Cost $7,412)		7,500
Total Investments 101.1% (Cost $40,856)		$42,283
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $0)		6
Other Assets and Liabilities, net (1.1)%		(474)
Net Assets 100.0%		$41,815

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$314	U.S. Treasury Notes 2.250% due 03/31/2021	$(322)	$314	$314
Total Repurchase Agreements						$(322)	$314	$314

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	48	2.441% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2019	$550	$0	$8	$8	$0
MYI	Receive	DWRTFT Index	103	2.315% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/26/2020	1,198	0	(2)	0	(2)
Total Swap Agreements								$0	$6	$8	$(2)

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Mutual Funds	$34,469	$0	$0	$34,469
Short-Term Instruments
Repurchase Agreements	0	314	0	314
	$34,469	$314	$0	$34,783
Investments in Affiliates, at Value
Mutual Funds	5,434	0	0	5,434
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,066	0	0	2,066
	$7,500	$0	$0	$7,500
Total Investments	$41,969	$314	$0	$42,283
Financial Derivative Instruments - Assets
Over the counter	$0	$8	$0	$8
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2)	$0	$(2)
Total Financial Derivative Instruments	$0	$6	$0	$6
Totals	$41,969	$320	$0	$42,289

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO REALPATH® Blend Income Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 38.5% ¤
MUTUAL FUNDS 38.0%
Vanguard Developed Markets Index Fund 'Admiral'	267,741	$3,529
Vanguard Emerging Markets Stock Index Fund 'Admiral'	99,659	3,349
Vanguard Institutional Index Fund 'Institutional'	34,198	9,212
Vanguard Small-Cap Index Fund 'Admiral'	9,087	671
Total Mutual Funds (Cost $15,524)		16,761
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (b) 0.5%		238
Total Short-Term Instruments (Cost $238)		238
Total Investments in Securities (Cost $15,762)		16,999
INVESTMENTS IN AFFILIATES 60.8%
MUTUAL FUNDS (a) 58.2%
PIMCO Emerging Markets Local Currency and Bond Fund	122,107	840
PIMCO High Yield Fund	291,800	2,606
PIMCO Income Fund	627,517	7,492
PIMCO International Bond Fund (U.S. Dollar-Hedged)	91,374	1,033
PIMCO Long-Term Real Return Fund	547,897	4,958
PIMCO Long-Term U.S. Government Fund	485,606	3,346
PIMCO Real Return Fund	112,705	1,260
PIMCO Total Return Fund	393,444	4,135
Total Mutual Funds (Cost $24,685)		25,670
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	116,724	1,155
Total Short-Term Instruments (Cost $1,155)		1,155
Total Investments in Affiliates (Cost $25,840)		26,825
Total Investments 99.3% (Cost $41,602)		$43,824
Financial Derivative Instruments (c)(d) 0.3%(Cost or Premiums, net $203)		122
Other Assets and Liabilities, net 0.4%		198
Net Assets 100.0%		$44,144

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$238	U.S. Treasury Notes 2.250% due 03/31/2021	$(247)	$238	$238
Total Repurchase Agreements						$(247)	$238	$238

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,950.000	12/20/2019	6	$1	$20	$1
Put - CBOE S&P 500	2,100.000	12/20/2019	6	1	31	1
Put - CBOE S&P 500	2,250.000	03/20/2020	7	1	24	10
Put - CBOE S&P 500	2,400.000	03/20/2020	7	1	36	16
Put - CBOE S&P 500	2,150.000	06/19/2020	7	1	26	14
Put - CBOE S&P 500	2,325.000	06/19/2020	7	1	40	23
Put - CBOE S&P 500	2,250.000	09/18/2020	8	1	32	32
Put - CBOE S&P 500	2,425.000	09/18/2020	7	1	42	44
Total Purchased Options					$251	$141
WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,725.000	12/20/2019	6	$1	$(10)	$0
Put - CBOE S&P 500	2,000.000	03/20/2020	7	1	(12)	(4)
Put - CBOE S&P 500	1,900.000	06/19/2020	7	1	(12)	(6)
Put - CBOT S&P 500	2,000.000	09/18/2020	7	1	(14)	(14)
Total Written Options					$(48)	$(24)

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	41	2.441% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2019	$470	$0	$7	$7	$0
MYI	Receive	DWRTFT Index	100	2.315% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/26/2020	1,163	0	(2)	0	(2)
Total Swap Agreements								$0	$5	$7	$(2)

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	September 30, 2019 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Mutual Funds	$16,761	$0	$0	$16,761
Short-Term Instruments
Repurchase Agreements	0	238	0	238
	$16,761	$238	$0	$16,999
Investments in Affiliates, at Value
Mutual Funds	25,670	0	0	25,670
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,155	0	0	1,155
	$26,825	$0	$0	$26,825
Total Investments	$43,586	$238	$0	$43,824
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	141	0	141
Over the counter	0	7	0	7
	$0	$148	$0	$148
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(24)	0	(24)
Over the counter	0	(2)	0	(2)
	$0	$(26)	$0	$(26)
Total Financial Derivative Instruments	$0	$122	$0	$122
Totals	$43,586	$360	$0	$43,946

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund's shares is based on the Fund's net asset value ("NAV"). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. The Adviser may consult with the Sub-Adviser or Parametric in providing such recommendations or otherwise with respect to valuation of the PIMCO Dividend and Income Fund’s portfolio securities or other assets. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

● Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

● Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of September 30, 2019, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2019 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$44,112	$203,095	$(142,332)	$0	$0	$104,875	$494	$0
PIMCO RAE International Fund	12,609	32,458	(34,195)	0	0	10,872	60	0
PIMCO RAE US Fund	9,140	14,032	(14,761)	0	0	8,411	43	0
PIMCO RAE US Small Fund	1,802	4,368	(3,159)	0	0	3,011	13	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	3,911	26,444	(21,777)	0	0	8,578	47	0
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	29	22	(17)	0	0	34	0	0
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	210	552	(552)	0	0	210	1	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO RAE Global and PIMCO RAE Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Global and PIMCO RAE Global ex-US Funds. The tables below show the transactions in and earnings from investments in the Underlying Funds for the period ended September 30, 2019 (amounts in thousands†):

PIMCO RAE Global Fund

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$38,807	$4,111	$(2,637)	$93	$(2,240)	$38,134	$0	$0
PIMCO RAE International Fund	132,456	10,540	(8,915)	474	(952)	133,603	0	0
PIMCO RAE US Fund	122,675	7,863	(11,570)	1,071	630	120,669	0	0
Totals	$293,938	$22,514	$(23,122)	$1,638	$(2,562)	$292,406	$0	$0

PIMCO RAE Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$17,750	$351	$(394)	$(31)	$(1,048)	$16,628	$0	$0
PIMCO RAE International Fund	60,336	0	(1,450)	(119)	(261)	58,506	0	0
Totals	$78,086	$351	$(1,844)	$(150)	$(1,309)	$75,134	$0	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO REALPATH® Blend Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in Underlying PIMCO Funds or Central Funds for the period ended September 30, 2019 (amounts in thousands†):

PIMCO REALPATH® Blend 2020 Fund

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$945	$235	$0	$0	$(23)	$1,157	$16	$0
PIMCO High Yield Fund	2,785	714	(73)	0	9	3,435	40	0
PIMCO Income Fund	7,883	2,029	(193)	(1)	(123)	9,595	121	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,035	237	0	0	16	1,288	6	0
PIMCO Long-Term Real Return Fund	5,405	1,325	(732)	39	281	6,318	25	0
PIMCO Long-Term U.S. Government Fund	3,643	930	(562)	30	252	4,293	25	0
PIMCO Real Return Fund	1,242	284	0	0	7	1,533	7	0
PIMCO Short-Term Floating NAV Portfolio III	1,664	4,609	(4,100)	0	0	2,173	9	0
PIMCO Total Return Fund	4,288	1,017	(215)	2	67	5,159	38	0
Totals	$28,890	$11,380	$(5,875)	$70	$486	$34,951	$287	$0

PIMCO REALPATH® Blend 2025 Fund

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$1,078	$430	$0	$0	$(32)	$1,476	$20	$0
PIMCO High Yield Fund	3,270	1,100	0	0	14	4,384	50	0
PIMCO Income Fund	7,355	2,782	(119)	(2)	(129)	9,887	123	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	889	276	0	0	14	1,179	6	0
PIMCO Long-Term Real Return Fund	5,913	2,040	(712)	56	335	7,632	30	0
PIMCO Long-Term U.S. Government Fund	3,977	1,394	(545)	41	309	5,176	29	0
PIMCO Real Return Fund	1,006	314	0	0	6	1,326	6	0
PIMCO Short-Term Floating NAV Portfolio III	2,170	6,516	(5,400)	0	0	3,286	16	0
PIMCO Total Return Fund	3,555	1,246	(143)	1	63	4,722	34	0
Totals	$29,213	$16,098	$(6,919)	$96	$580	$39,068	$314	$0

PIMCO REALPATH® Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$1,514	$468	$0	$0	$(43)	$1,939	$27	$0
PIMCO High Yield Fund	4,471	1,269	0	0	18	5,758	67	0
PIMCO Income Fund	8,253	2,673	0	0	(144)	10,782	135	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	776	324	0	0	14	1,114	5	0
PIMCO Long-Term Real Return Fund	6,033	2,195	(728)	57	334	7,891	30	0
PIMCO Long-Term U.S. Government Fund	4,021	1,451	(549)	35	308	5,266	29	0
PIMCO Real Return Fund	1,468	493	0	0	9	1,970	8	0
PIMCO Short-Term Floating NAV Portfolio III	3,216	6,523	(4,700)	0	0	5,039	22	0
PIMCO Total Return Fund	3,419	1,132	(142)	1	58	4,468	32	0
Totals	$33,171	$16,528	$(6,119)	$93	$554	$44,227	$355	$0

PIMCO REALPATH® Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$1,259	$175	$0	$0	$(27)	$1,407	$20	$0
PIMCO High Yield Fund	3,677	492	0	0	10	4,179	50	0
PIMCO Income Fund	5,660	878	0	0	(87)	6,451	84	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	446	86	0	0	6	538	3	0
PIMCO Long-Term Real Return Fund	3,373	412	(290)	26	170	3,691	15	0
PIMCO Long-Term U.S. Government Fund	2,247	322	(260)	19	151	2,479	15	0
PIMCO Real Return Fund	792	76	0	0	6	874	4	0
PIMCO Short-Term Floating NAV Portfolio III	2,415	4,118	(3,300)	0	0	3,233	17	0
PIMCO Total Return Fund	1,912	212	0	0	29	2,153	16	0
Totals	$21,781	$6,771	$(3,850)	$45	$258	$25,005	$224	$0

PIMCO REALPATH® Blend 2040 Fund

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$1,624	$115	$0	$0	$(36)	$1,703	$25	$0
PIMCO High Yield Fund	4,742	486	0	0	13	5,241	64	0
PIMCO Income Fund	6,028	746	0	0	(93)	6,681	88	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	336	2	0	0	5	343	2	0
PIMCO Long-Term Real Return Fund	2,559	274	(261)	23	128	2,723	11	0
PIMCO Long-Term U.S. Government Fund	1,637	105	(107)	9	117	1,761	11	0
PIMCO Real Return Fund	598	98	0	0	3	699	3	0
PIMCO Short-Term Floating NAV Portfolio III	3,443	3,723	(3,700)	0	0	3,466	23	0
PIMCO Total Return Fund	1,438	120	0	0	23	1,581	12	0
Totals	$22,405	$5,669	$(4,068)	$32	$160	$24,198	$239	$0

PIMCO REALPATH® Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$1,654	$26	$0	$0	$(38)	$1,642	$25	$0
PIMCO High Yield Fund	4,579	473	0	0	12	5,064	62	0
PIMCO Income Fund	4,875	663	0	0	(77)	5,461	72	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	169	0	0	0	3	172	1	0
PIMCO Long-Term Real Return Fund	1,223	6	0	0	69	1,298	5	0
PIMCO Long-Term U.S. Government Fund	813	5	0	0	58	876	5	0
PIMCO Real Return Fund	301	1	0	0	2	304	2	0
PIMCO Short-Term Floating NAV Portfolio III	3,373	4,824	(4,300)	0	0	3,897	23	0
PIMCO Total Return Fund	679	6	0	0	10	695	5	0
Totals	$17,666	$6,004	$(4,300)	$0	$39	$19,409	$200	$0

PIMCO REALPATH® Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$1,938	$167	$0	$0	$(43)	$2,062	$30	$0
PIMCO High Yield Fund	5,655	429	0	0	15	6,099	76	0
PIMCO Income Fund	5,443	615	0	0	(87)	5,971	80	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	93	1	0	0	1	95	1	0
PIMCO Long-Term Real Return Fund	679	3	0	0	38	720	3	0
PIMCO Long-Term U.S. Government Fund	449	3	0	0	32	484	3	0
PIMCO Real Return Fund	167	1	0	0	1	169	1	0
PIMCO Short-Term Floating NAV Portfolio III	4,323	4,929	(4,200)	0	1	5,053	29	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund	374	2	0	0	6	382	3	0
Totals	$19,121	$6,150	$(4,200)	$0	$(36)	$21,035	$226	$0

PIMCO REALPATH® Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$631	$68	$0	$0	$(14)	$685	$10	$0
PIMCO High Yield Fund	1,745	451	(76)	0	6	2,126	25	0
PIMCO Income Fund	1,667	495	(72)	(1)	(27)	2,062	26	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	24	0	0	0	0	24	0	0
PIMCO Long-Term Real Return Fund	214	1	0	0	12	227	1	0
PIMCO Long-Term U.S. Government Fund	116	43	0	0	8	167	1	0
PIMCO Real Return Fund	44	0	0	0	0	44	0	0
PIMCO Short-Term Floating NAV Portfolio III	1,155	4,211	(3,300)	0	0	2,066	11	0
PIMCO Total Return Fund	97	0	0	0	2	99	1	0
Totals	$5,693	$5,269	$(3,448)	$(1)	$(13)	$7,500	$75	$0

PIMCO REALPATH® Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$789	$68	$0	$0	$(17)	$840	$12	$0
PIMCO High Yield Fund	2,328	331	(59)	0	6	2,606	31	0
PIMCO Income Fund	6,833	1,127	(366)	(2)	(100)	7,492	99	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	960	59	0	0	14	1,033	5	0
PIMCO Long-Term Real Return Fund	4,517	704	(518)	28	227	4,958	20	0
PIMCO Long-Term U.S. Government Fund	3,044	470	(388)	20	200	3,346	19	0
PIMCO Real Return Fund	1,125	128	0	0	7	1,260	6	0
PIMCO Short-Term Floating NAV Portfolio III	1,447	5,908	(6,200)	0	0	1,155	8	0
PIMCO Total Return Fund	3,781	466	(169)	(1)	58	4,135	32	0
Totals	$24,824	$9,261	$(7,700)	$45	$395	$26,825	$232	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2019 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Fund Name	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO EqS® Long/Short Fund	$46,562	$339	$0	$0	$33	$46,934	$339	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Dividend and Income Fund	$217	$10,410	$(7,599)	$0	$0	$3,028	$10	$0
PIMCO EqS® Long/Short Fund	81,598	1,907	(2,100)	0	8	81,413	507	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

Notes to Financial Statements (Cont.)

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	JPS	JP Morgan Securities, Inc.
BOS	Merrill Lynch, Pierce, Fenner & Smith, Inc.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank
CBK	Citibank N.A.	GST	Goldman Sachs International	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	HUS	HSBC Bank USA N.A.	TOR	Toronto Dominion Bank
FBF	Credit Suisse International	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
AUD	Australian Dollar	INR	Indian Rupee	RUB	Russian Ruble
BRL	Brazilian Real	JPY	Japanese Yen	TRY	Turkish New Lira
CAD	Canadian Dollar	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ARLLMONP	Argentina Blended Policy Rate	CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes	CDX.IG	Credit Derivatives Index - Investment Grade	S&P 500	Standard & Poor's 500 Index
BP0003M	3 Month GBP-LIBOR	CMBX	Commercial Mortgage-Backed Index	US0003M	3 Month USD Swap Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	DWRTFT	Dow Jones Wilshire REIT Total Return Index

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	SP - ADR	Sponsored American Depositary Receipt
ADR	American Depositary Receipt	LIBOR	London Interbank Offered Rate	SP - GDR	Sponsored Global Depositary Receipt
BABs	Build America Bonds	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	SPDR	Standard & Poor's Depositary Receipts
BBR	Bank Bill Rate	MSCI	Morgan Stanley Capital International	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	NVDR	Non-Voting Depositary Receipt	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust	UMBS	Uniform Mortgage-Backed Security
GDR	Global Depositary Receipt

Information Classification: Limited Access